    As filed with the Securities and Exchange Commission on April 26, 2018

                                                  File Nos. 033-76334; 811-5343

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 46                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 326                                            [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq.
                           Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2018 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form P1150 10/98
                                Form P1143 4/94

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2018, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") for individuals and some qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

The Alger Portfolios:
Alger Large Cap Growth Portfolio -- Class I-2 Shares
Alger Small Cap Growth Portfolio -- Class I-2 Shares

Federated Insurance Series:
Federated High Income Bond Fund II -- Primary Shares
Federated Managed Tail Risk Fund II -- Primary Shares

Federated Managed Volatility Fund II -- Primary Shares


Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Initial Class
VIP Contrafund(R) Portfolio -- Initial Class
VIP Equity-Income Portfolio -- Initial Class
VIP Growth Portfolio -- Initial Class
VIP Growth & Income Portfolio -- Initial Class
VIP Growth Opportunities Portfolio -- Initial Class
VIP Mid Cap Portfolio -- Service Class 2
VIP Overseas Portfolio -- Initial Class

Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund -- Class 1 Shares
Templeton Global Bond VIP Fund -- Class 1 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Large Cap Value Fund -- Institutional Shares
Goldman Sachs Mid Cap Value Fund -- Institutional Shares
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:

Janus Henderson Balanced Portfolio -- Institutional Shares (formerly, Balanced
  Portfolio -- Institutional Shares)
Janus Henderson Enterprise Portfolio -- Institutional Shares (formerly,
  Enterprise Portfolio -- Institutional Shares)
Janus Henderson Flexible Bond Portfolio -- Institutional Shares (formerly,
  Flexible Bond Portfolio -- Institutional Shares)
Janus Henderson Forty Portfolio -- Institutional Shares (formerly, Forty
  Portfolio -- Institutional Shares)
Janus Henderson Global Research Portfolio -- Institutional Shares (formerly,
  Global Research Portfolio -- Institutional Shares)
Janus Henderson Global Technology Portfolio -- Service Shares (formerly, Global
  Technology Portfolio -- Service Shares)
Janus Henderson Overseas Portfolio -- Institutional Shares (formerly, Overseas
  Portfolio -- Institutional Shares)
Janus Henderson Research Portfolio -- Institutional Shares (formerly, Research
  Portfolio -- Institutional Shares)

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class I
ClearBridge Variable Large Cap Value Portfolio -- Class I

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares
Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares
Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares
Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares -- Service
  Shares

Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares


PIMCO Variable Insurance Trust:
Total Return Portfolio -- Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
Real Estate Securities V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares
U.S. Equity V.I.S. Fund -- Class 1 Shares

Effective the close of business December 31, 2010, we will no longer accept allocations of purchase payments or Contract Value to the Subaccounts investing in the following Portfolios:

AB Variable Products Series Fund, Inc.:
AB Growth and Income Portfolio -- Class B

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of the contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.


A Statement of Additional Information, dated May 1, 2018, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents

Definitions.................................................  5

Fee Tables..................................................  6
   Examples.................................................  8

Synopsis....................................................  8

Condensed Financial Information............................. 10

The Company................................................. 10

Financial Condition of the Company.......................... 10

The Separate Account........................................ 11
   The Portfolios........................................... 12
   Subaccounts.............................................. 13
   Voting Rights............................................ 18

The Guarantee Account....................................... 18

Charges and Other Deductions................................ 19
   Transaction Expenses..................................... 19
       Surrender Charge..................................... 19
       Exceptions to the Surrender Charge................... 20
   Deductions from the Separate Account..................... 20
   Charges for the Death Benefit Rider Options.............. 20
   Other Charges............................................ 21

The Contract................................................ 21
   Ownership................................................ 22
   Assignment............................................... 22
   Premium Payments......................................... 23
   Valuation Day and Valuation Period....................... 23
   Allocation of Premium Payments........................... 23
   Valuation of Accumulation Units.......................... 23

Transfers................................................... 24
   Transfers Before the Maturity Date....................... 24
   Transfers from the Guarantee Account to the Subaccounts.. 24
   Transfers from the Subaccounts to the Guarantee Account.. 24
   Transfers Among the Subaccounts.......................... 24
   Telephone/Internet Transactions.......................... 25
   Confirmation of Transactions............................. 25
   Special Note on Reliability.............................. 26
   Transfers by Third Parties............................... 26
   Special Note on Frequent Transfers....................... 26
   Dollar Cost Averaging Program............................ 28
   Portfolio Rebalancing Program............................ 28

Surrenders and Partial Surrenders........................... 29
   Surrenders and Partial Surrenders........................ 29
   Restrictions on Distributions from Certain Contracts..... 29
   Systematic Withdrawal Program............................ 30

The Death Benefit.....................................................  31
   Death Benefit at Death of Annuitant Before the Maturity Date.......  31
   Basic Death Benefit................................................  31
   Optional Guaranteed Minimum Death Benefit..........................  32
   Optional Death Benefit.............................................  32
   Optional Enhanced Death Benefit....................................  33
   When We Calculate the Death Benefit................................  34
   Death of an Owner or Joint Owner Before the Maturity Date..........  34
   Death of Owner, Joint Owner, or Annuitant On or After the Maturity
     Date.............................................................  35

Income Payments.......................................................  35
   Optional Payment Plans.............................................  36
   Variable Income Payments...........................................  37
   Transfers After the Maturity Date..................................  38

Tax Matters...........................................................  39
   Introduction.......................................................  39
   Taxation of Non-Qualified Contracts................................  39
   Section 1035 Exchanges.............................................  41
   Qualified Retirement Plans.........................................  42
   Federal Income Tax Withholding.....................................  45
   State Income Tax Withholding.......................................  45
   Tax Status of the Company..........................................  45
   Federal Estate, Gift and Generation-Skipping Transfer Taxes........  46
   Definition of Spouse Under Federal Law.............................  46
   Annuity Purchases by Residents of Puerto Rico......................  46
   Annuity Purchases by Nonresident Aliens and Foreign Corporations...  46
   Foreign Tax Credits................................................  46
   Changes in the Law.................................................  46

Requesting Payments...................................................  46

Distribution of the Contracts.........................................  47

Additional Information................................................  48
   Owner Questions....................................................  48
   Return Privilege...................................................  48
   State Regulation...................................................  48
   Evidence of Death, Age, Gender, Marital Status or Survival.........  48
   Records and Reports................................................  49
   Other Information..................................................  49
   Unclaimed Property.................................................  49
   Legal Proceedings..................................................  49

Appendix A -- Contract Form P1143 4/94................................ A-1

Appendix B -- The Death Benefit (Examples for Policy Form P1150)...... B-1

Appendix C -- Condensed Financial Information......................... C-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments begin.

Annuitant -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits. The Annuitant cannot be older than age 85 at the time the contract is issued, unless we approve a different age.

Annuity Unit -- An accounting unit of measure we use to calculate of the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown on your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amount you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Maturity Date -- The date on which income payments will commence, if the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or in all markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract charge, any optional death benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Full and        Surrender Charge as
 payments partially or totally surrendered)/1/     Partially Completed Years a Percentage of the
                                                   Since We Received the     Premium Payment
                                                   Premium Payment           Partially or Totally or
                                                                             Surrendered
                                                   -------------------------------------------------
                                                               1                       6%
                                                               2                       6%
                                                               3                       6%
                                                               4                       6%
                                                               5                       4%
                                                               6                       2%
                                                           7 or more                   0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/2/
----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer after the first transfer in a calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------
Annual Contract Charge                   $25.00/1/
---------------------------------------------------
Separate Account Annual Expenses (as a
 percentage of your average daily net
 assets in the Separate Account)
---------------------------------------------------
 Mortality and Expense Risk Charge           1.25%
---------------------------------------------------
 Administrative Expense Charge               0.15%
---------------------------------------------------
Optional Benefits/2/
---------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit                                0.35%/3/
---------------------------------------------------
 Optional Death Benefit                   0.25%/4/
---------------------------------------------------
 Optional Enhanced Death Benefit          0.35%/5/
---------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                 2.35%/6/
---------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $75,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/This charge is a percentage of the prior contract year's average benefit amount. We currently charge 0.25% of the prior contract year's average benefit amount. This may be referred to as the "Six Percent
   EstateProtector/SM/" in our marketing materials.

/4/This charge is a percentage of the Contract Value at the time the charge is taken. We currently charge 0.10% of your Contract Value at the time of the deduction. This may be referred to as the "Annual EstateProtector/SM/" in our marketing materials.

/5/This charge is a percentage of your prior contract year's average Contract
   Value. We currently charge 0.20% of the prior contract year's average Contract Value. This may be referred to as the "EarningsProtector" in our marketing materials.

/6/The Maximum Total Separate Account expenses assume that the owner elects all the Optional Benefits. If only one Optional Benefit is elected, or if no Optional Benefit is elected, the Total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Distribution of the Contracts" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2017. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.32%   1.74%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2017, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.32% and 1.37%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Death Benefit rider, the Optional Enhanced Death Benefit rider and the Optional Guaranteed Minimum Death Benefit rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $981       $1,872      $2,588       $4,504

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $315       $1,196      $2,089       $4,374

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $437       $1,320      $2,215       $4,504

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.40% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . a maximum charge of 0.95% for the Optional Death Benefit, Optional Enhanced Death Benefit and Optional Guaranteed Minimum Death Benefit riders. If one or a combination of the death benefit rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract do I have? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit. Holders of this contract should have this contract for a reason other than tax deferral if purchased as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? During the accumulation period you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, in accordance with your instructions, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts surrendered that represent gain. You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.25%. There is also a $25 annual contract charge which we waive if the Contract Value is more than $75,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, as applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account that invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or if the Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus for more information.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date" and "Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial surrenders? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of the Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix C for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments in an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or contracts of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate premium payments. You currently may change your future premium allocation without penalty or charges. There are, however, limitations on the number of transfers that may be made each Policy year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your net premium payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate premium payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.



                                 Portfolio                                Investment Objective
                                 --------------------------------------------------------------------
THE ALGER PORTFOLIOS             Alger Large Cap Growth              Seeks long-term capital
                                 Portfolio -- Class I-2 Shares       appreciation.
                                 --------------------------------------------------------------------
                                 Alger Small Cap Growth              Seeks long-term capital
                                 Portfolio -- Class I-2 Shares       appreciation.
                                 --------------------------------------------------------------------
FEDERATED                        Federated High Income Bond          Seeks high current income.
INSURANCE SERIES                 Fund II -- Primary Shares
                                 --------------------------------------------------------------------
                                 Federated Managed Tail Risk         The Fund's investment
                                 Fund II -- Primary Shares           objective is capital
                                                                     appreciation.




                                 --------------------------------------------------------------------
                                 Federated Managed Volatility
                                 Fund II -- Primary Shares           Achieve high current income and
                                                                     moderate capital appreciation.




                                 --------------------------------------------------------------------
FIDELITY(R) VARIABLE             VIP Asset Manager/SM/ Portfolio --  Seeks to obtain high total
INSURANCE PRODUCTS FUND          Initial Class                       return with reduced risk over
                                                                     the long term by allocating
                                                                     its assets among stocks,
                                                                     bonds, and short-term
                                                                     instruments.







                                 --------------------------------------------------------------------
                                 VIP Contrafund(R) Portfolio --      Seeks long-term capital
                                 Initial Class                       appreciation.

                                 --------------------------------------------------------------------
                                 VIP Equity-Income Portfolio --      Seeks reasonable income. The
                                 Initial Class                       fund will also consider the
                                                                     potential for capital
                                                                     appreciation. The fund's goal
                                                                     is to achieve a yield which
                                                                     exceeds the composite yield
                                                                     on the securities comprising
                                                                     the S&P 500(R) Index.
                                 --------------------------------------------------------------------
                                 VIP Growth Portfolio -- Initial     Seeks to achieve capital
                                 Class                               appreciation.

                                 --------------------------------------------------------------------
                                 VIP Growth & Income                 Seeks high total return
                                 Portfolio -- Initial Class          through a combination of
                                                                     current income and capital
                                                                     appreciation.
                                 --------------------------------------------------------------------
                                 VIP Growth Opportunities            Seeks to provide capital
                                 Portfolio -- Initial Class          growth.

                                 --------------------------------------------------------------------
                                 VIP Mid Cap Portfolio --            Seeks long-term growth of
                                 Service Class 2                     capital.

                                 --------------------------------------------------------------------


                                   Adviser (and Sub-Adviser(s),
     Investment Objective                 as applicable)
--------------------------------------------------------------------
Seeks long-term capital         Fred Alger Management, Inc.
appreciation.
--------------------------------------------------------------------
Seeks long-term capital         Fred Alger Management, Inc.
appreciation.
--------------------------------------------------------------------
Seeks high current income.      Federated Investment Management
 Company
--------------------------------------------------------------------
The Fund's investment           Federated Global Investment
objective is capital            Management Corp. ("Fed Global"),
appreciation.                   Federated Investment Management
                                Company ("FIMCO") and Federated
                                Equity Management Company of
                                Pennsylvania ("FEMCOPA")
                                (collectively, the "Co-Advisers")
--------------------------------------------------------------------
                                Federated Global Investment
Achieve high current income and Management Corp. ("Fed Global"), moderate capital appreciation.  Federated Investment Management
 Company ("FIMCO") and Federated
                                Equity Management Company of
                                Pennsylvania ("FEMCOPA")
                                (collectively, the "Co-Advisers")
--------------------------------------------------------------------
Seeks to obtain high total      Fidelity Management & Research
return with reduced risk over   Company (FMR) (subadvised by
the long term by allocating     Fidelity Investments Money
its assets among stocks,        Management, Inc. (FIMM), FMR
bonds, and short-term           Co., Inc. (FMRC), Fidelity Research
instruments.                    & Analysis Company (FRAC),
 Fidelity Management & Research
 (U.K.) Inc. (FMR U.K.), Fidelity
 International Investment Advisors
 (FIIA), Fidelity International
 Investment Advisors (U.K.) Limited
 (FIIA(U.K.)L), and Fidelity
 Investments Japan Limited (FIJ))
--------------------------------------------------------------------
Seeks long-term capital         FMR (subadvised by FMRC, FRAC,
appreciation.                   FMR U.K., FIIA, FIIA(U.K.)L, and
 FIJ)
--------------------------------------------------------------------
Seeks reasonable income. The    FMR (subadvised by FMRC, FRAC,
fund will also consider the     FMR U.K., FIIA, FIIA(U.K.)L, and
potential for capital           FIJ)
appreciation. The fund's goal
is to achieve a yield which
exceeds the composite yield
on the securities comprising
the S&P 500(R) Index.
--------------------------------------------------------------------
Seeks to achieve capital        FMR (subadvised by FMRC, FRAC,
appreciation.                   FMR U.K., FIIA, FIIA(U.K.)L, and
 FIJ)
--------------------------------------------------------------------
Seeks high total return         FMR (subadvised by FMRC, FRAC,
through a combination of        FMR U.K., FIIA, FIIA(U.K.)L, and
current income and capital      FIJ)
appreciation.
--------------------------------------------------------------------
Seeks to provide capital        FMR (subadvised by FMRC, FRAC,
growth.                         FMR U.K., FIIA, FIIA(U.K.)L, and
 FIJ)
--------------------------------------------------------------------
Seeks long-term growth of       FMR (subadvised by FMRC, FRAC,
capital.                        FMR U.K., FIIA, FIIA(U.K.)L, and
 FIJ)
--------------------------------------------------------------------

                                                                                          Adviser (and Sub-Adviser(s),
                    Portfolio                                Investment Objective                as applicable)
                    ------------------------------------------------------------------------------------------------------
                    VIP Overseas Portfolio -- Initial    Seeks long-term growth of      FMR (subadvised by FMRC, FMR
                    Class                                capital.                       (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                                                                        and FIJ)
                    ------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Templeton Foreign VIP Fund --        Seeks long-term capital        Templeton Investment Counsel, LLC
VARIABLE INSURANCE  Class 1 Shares                       growth. The fund normally
PRODUCTS TRUST                                           invests at least 80% of its
                                                         net assets in investments of
                                                         issuers located outside the
                                                         U.S., including those in
                                                         emerging markets.
                    ------------------------------------------------------------------------------------------------------
                    Templeton Global Bond VIP            Seeks high current income,     Franklin Advisers, Inc.
                    Fund -- Class 1 Shares               consistent with preservation
                                                         of capital, with capital
                                                         appreciation as a secondary
                                                         consideration. The fund
                                                         normally invests at least 80%
                                                         of its net assets in bonds,
                                                         which include debt securities
                                                         of any maturity, such as
                                                         bonds, notes, bills and
                                                         debentures.
                    ------------------------------------------------------------------------------------------------------
GOLDMAN SACHS       Goldman Sachs Government             Maximize current income to     Goldman Sachs Asset Management,
VARIABLE INSURANCE  Money Market Fund -- Service         the extent consistent with     L.P.
TRUST               Shares/1/                            the preservation of capital
                                                         and the maintenance of
                                                         liquidity by investing
                                                         exclusively in high quality
                                                         money market instruments.
                    ------------------------------------------------------------------------------------------------------
                    Goldman Sachs Large Cap Value        The Fund seeks long-term       Goldman Sachs Asset Management,
                    Fund -- Institutional Shares         capital appreciation.          L.P.
                    ------------------------------------------------------------------------------------------------------
                    Goldman Sachs Mid Cap Value          Seeks long-term capital        Goldman Sachs Asset Management,
                    Fund -- Institutional Shares         appreciation.                  L.P.
                    ------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Balanced             Seeks long-term capital        Janus Capital Management LLC
                    Portfolio -- Institutional Shares    growth, consistent with
                    (formerly, Balanced Portfolio --     preservation of capital and
                    Institutional Shares)                balanced by current income.
                    ------------------------------------------------------------------------------------------------------
                    Janus Henderson Enterprise           Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Institutional Shares    capital.
                    (formerly, Enterprise Portfolio --
                    Institutional Shares)
                    ------------------------------------------------------------------------------------------------------
                    Janus Henderson Flexible Bond        Seeks to obtain maximum total  Janus Capital Management LLC
                    Portfolio -- Institutional Shares    return, consistent with
                    (formerly, Flexible Bond             preservation of capital.
                    Portfolio -- Institutional Shares)
                    ------------------------------------------------------------------------------------------------------
                    Janus Henderson Forty                A non-diversified              Janus Capital Management LLC
                    Portfolio -- Institutional Shares    portfolio/2/ that seeks
                    (formerly, Forty Portfolio --        long-term growth of capital.
                    Institutional Shares)
                    ------------------------------------------------------------------------------------------------------
                    Janus Henderson Global Research      Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Institutional Shares    capital.
                    (formerly, Global Research
                    Portfolio -- Institutional Shares)
                    ------------------------------------------------------------------------------------------------------
                    Janus Henderson Global               Seeks long-term growth of      Janus Capital Management LLC
                    Technology Portfolio -- Service      capital.
                    Shares (formerly, Global
                    Technology Portfolio -- Service
                    Shares)
                    ------------------------------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                             Adviser (and Sub-Adviser(s),
                       Portfolio                              Investment Objective                 as applicable)
                       -------------------------------------------------------------------------------------------------------
                       Janus Henderson Overseas           Seeks long-term growth of      Janus Capital Management LLC
                       Portfolio -- Institutional Shares  capital.
                       (formerly, Overseas Portfolio --
                       Institutional Shares)
                       -------------------------------------------------------------------------------------------------------
                       Janus Henderson Research           Seeks long-term growth of      Janus Capital Management LLC
                       Portfolio -- Institutional Shares  capital.
                       (formerly, Research Portfolio --
                       Institutional Shares)
                       -------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Dividend      The fund seeks dividend        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Strategy Portfolio -- Class I      income, growth of dividend     LLC (subadvised by ClearBridge
                                                          income and long-term capital   Investments, LLC; Western Asset
                                                          appreciation.                  Management Company manages the
                                                                                         portion of the fund's cash and short
                                                                                         term investments allocated to it)
                       -------------------------------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap     Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                       Value Portfolio -- Class I         capital. Current income is a   LLC (subadvised by ClearBridge
                                                          secondary objective.           Investments, LLC; Western Asset
                                                                                         Management Company manages the
                                                                                         portion of the fund's cash and short
                                                                                         term investments allocated to it)
                       -------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Capital                The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS          Appreciation Fund/VA --            appreciation.                  (subadvised by OppenheimerFunds,
                       Non-Service Shares                                                Inc.)
                       -------------------------------------------------------------------------------------------------------
                       Oppenheimer Conservative           The Fund seeks total return.   OFI Global Asset Management, Inc.
                       Balanced Fund/VA -- Non-Service                                   (subadvised by OppenheimerFunds,
                       Shares                                                            Inc.)
                       -------------------------------------------------------------------------------------------------------
                       Oppenheimer Discovery Mid Cap      The Fund seeks capital         OFI Global Asset Management, Inc.
                       Growth Fund/VA -- Service          appreciation.                  (subadvised by OppenheimerFunds,
                       Shares                                                            Inc.)
                       -------------------------------------------------------------------------------------------------------
                       Oppenheimer Global Strategic       The Fund seeks total return.   OFI Global Asset Management, Inc.
                       Income Fund/VA -- Non-Service                                     (subadvised by OppenheimerFunds,
                       Shares                                                            Inc.)
                       -------------------------------------------------------------------------------------------------------
                       Oppenheimer Total Return Bond      The Fund seeks total return.   OFI Global Asset Management, Inc.
                       Fund/VA -- Non-Service Shares                                     (subadvised by OppenheimerFunds,
                                                                                         Inc.)
                       -------------------------------------------------------------------------------------------------------
PIMCO VARIABLE         Total Return Portfolio --          Seeks maximum total return,    Pacific Investment Management
INSURANCE TRUST        Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       -------------------------------------------------------------------------------------------------------
STATE STREET           Income V.I.S. Fund --              Seeks maximum income           SSGA Funds Management, Inc.
VARIABLE INSURANCE     Class 1 Shares                     consistent with prudent
SERIES FUNDS, INC.                                        investment management and the
                                                          preservation of capital.
                       -------------------------------------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.       Seeks long-term growth of      SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares             capital and future income
                                                          rather than current income.
                       -------------------------------------------------------------------------------------------------------
                       Real Estate Securities V.I.S.      Seeks maximum total return     SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares             through current income and     (subadvised by CenterSquare
                                                          capital appreciation.          Investment Management LLC)
                       -------------------------------------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund --    Seeks growth of capital and    SSGA Funds Management, Inc.
                       Class 1 Shares/1 /                 accumulation of income that
                                                          corresponds to the investment
                                                          return of the S&P 500(R)
                                                          Index.
                       -------------------------------------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index V.I.S. Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                        Adviser (and Sub-Adviser(s),
     Portfolio                            Investment Objective                as applicable)
     ---------------------------------------------------------------------------------------------------
     Small-Cap Equity V.I.S. Fund --  Seeks long-term growth of      SSGA Funds Management, Inc.
     Class 1 Shares                   capital.                       (subadvised by Champlain
                                                                     Investment Partners, LLC,
                                                                     GlobeFlex Capital, LP, Kennedy
                                                                     Capital Management, Inc., Palisade
                                                                     Capital Management, L.L.C. and
                                                                     SouthernSun Asset Management,
                                                                     LLC)
     ---------------------------------------------------------------------------------------------------
     Total Return V.I.S. Fund --      Seeks the highest total        SSGA Funds Management, Inc.
     Class 1 Shares                   return, composed of current
                                      income and capital
                                      appreciation, as is
                                      consistent with prudent
                                      investment risk.
     ---------------------------------------------------------------------------------------------------
     U.S. Equity V.I.S. Fund --       Seeks long-term growth of      SSGA Funds Management, Inc.
     Class 1 Shares                   capital.
     ---------------------------------------------------------------------------------------------------

Effective the close of business December 31, 2010, we will no longer accept allocations of purchase payments or Contract Value to the Subaccounts investing in the following Portfolios:

                                                                                            Adviser (and Sub-Adviser(s),
                           Portfolio                           Investment Objective               as applicable)
                           ------------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS       AB Growth and Income Portfolio  Long-term growth of capital.   AllianceBernstein, L.P.
SERIES FUND, INC.          -- Class B
                           ------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) New Discovery Series --  The fund's investment          Massachusetts Financial Services
TRUST                      Service Class Shares            objective is to seek capital   Company
                                                           appreciation.
                           ------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender, and partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolio may have higher fees and charges than the Portfolio it replaced. No substitution of the shares attributable to your contract may take place without prior notice to you in accordance with the 1940 Act.


We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.15% to 0.20% of annualized average daily net assets. The Portfolios that pay a service fee to us are PIMCO Variable Insurance Trust -- Total Return Portfolio -- Administrative Class Shares and State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 1 Shares.

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2017 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust Janus Aspen Series, and MFS(R) Variable Insurance Trust. See the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one-year interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right, at any time, to offer interest rate guarantee periods that differ from those available when we issued the contract and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar-Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We will sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Distribution of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial and full surrenders of premium payments taken within the first seven years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs. If your contract form is P1143 4/94, your surrender charge provisions may vary from those discussed below. Please see "Appendix A" for additional information on contract form P1143 4/94.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you surrender premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the

Separate Account, we will deduct the charge proportionally from all assets in the Guarantee Account. The surrender charge is as follows:

Number of Full and    Surrender Charge
Partially Completed  as a Percentage of
  Years Since We     the Surrendered or
   Received the     Partially Surrendered
  Premium Payment      Premium Payment
-----------------------------------------
         1                   6%
         2                   6%
         3                   6%
         4                   6%
         5                   4%
         6                   2%
     7 or more               0%
-----------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender or partially surrender any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders (including surrender charges) previously taken;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.40% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Death Benefit Rider Options

Charge for Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is currently 0.10% of your Contract Value at the time of the deduction. We reserve the right, however, to charge up to 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Enhanced Death Benefit Rider is currently 0.20% of your prior year's Contract Value. We reserve the right, however, to charge up to 0.35% of your prior year's Contract Value.

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Guaranteed Minimum Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Guaranteed Minimum Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Guaranteed Minimum Death Benefit Rider is currently 0.25% of your prior contract year's average benefit amount. We reserve the right, however, to charge up to 0.35% of your prior contract year's average benefit amount.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $75,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or your Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include partial and total surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these charges, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer for each transfer made after the first transfer in a calendar month. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

The discussion about the contract in this prospectus relates to contracts that use contract form P1150 10/98. If your contract form is P1143 4/94, your death benefit and surrender charge may vary from the descriptions found in this prospectus. Please see Appendix A for a description of the features in your contract.

This contract is no longer available for new sales, although additional premium payments may be made in accordance with the terms of the contract and as described in the "Premium Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.   Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfer" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary, and contingent annuitant upon written notice to the Home Office, if you reserved this right, and the Annuitant is living at the time of the request. If you change a beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

An Annuitant cannot be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Premium Payments

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Premium Payments

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must be a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payments at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial surrenders, total surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, total surrender or payment of the death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily

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deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of the Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Maturity Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Maturity Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

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If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) an Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying

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


us of any errors within 30 days of receiving the confirmation statement or for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the

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


Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owners of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to the transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the

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


Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders and Partial Surrenders

We will allow you to surrender your contract or to partially surrender your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after the deduction of charges for any optional death benefit rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccount(s) or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets allocated to the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable surrender charge and/or applicable premium tax will be taken from the amount surrendered unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Surrenders and partial surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date the contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premium payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may surrender free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost

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Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT

Death Benefit at Death of Annuitant Before the Maturity Date

If your contract form is P1143 4/94, please see Appendix A for a description of certain provisions of your death benefit. If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere in the prospectus.

The death benefit equals the sum of (a) and (b) where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit (as defined below) as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution.

The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age on the date we issued the contract and on the number of contract years elapsed since the contract was issued.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract was issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

If any Annuitant dies before their sixth contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (2) the Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greatest of:

   (1) the greater sum of (a) and (b), where:

      (a) the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

   (2) The Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (2) the Contract Value as of the date of the Annuitant's death.

The first six-year period begins on the date the contract is issued and ends on the sixth contract anniversary. The second six-year period begins on the first Valuation Day after the sixth contract anniversary and ends on the twelfth contract anniversary and so on.

We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender (including surrender charges and premium taxes assessed) reduces the Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix B in this prospectus for an example of the death benefit calculation.

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Optional Guaranteed Minimum Death Benefit

The Optional Guaranteed Minimum Death Benefit is available to contracts with an Annuitant age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments received, multiplied by two, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current Valuation Period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the date the contract is issued (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first contract anniversary and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Optional Death Benefit

The Optional Death Benefit may also be referred to in our marketing materials as the "Annual EstateProtector/SM/."

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders taken (including any surrender charges and premium taxes assessed).

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If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) The greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death.

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge you for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your Optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is your Contract Value as of the date we receive due proof of death; and

   (b) is premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is your Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is your Contract Value on the date we receive your partial surrender request;

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   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix B for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Guaranteed Minimum Death Benefit, Optional Death Benefit and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or the Guarantee Account in accordance with your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Maturity Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant, if the owner is a non-natural entity (such as a trust or corporation).

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) the owner or joint owners;

   (2) the primary beneficiary;

   (3) the contingent beneficiary; or

   (4) the owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural

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


     entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

   (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

   (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

   (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2 (for a period of 5 or more years). The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                              Amount of
     Person Who Died         Proceeds Paid
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments to any date at least 10 years after the date of the last premium payment and within one year of the last Maturity Date, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan, using the gender and settlement age of the Annuitant instead of the payee, unless you

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


make another election as described below. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payment level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payments will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . Your Surrender Value on the Valuation Day immediately preceding your Maturity Date;

  . The settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  The specific payment plan you choose; and

  . If you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments

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


   can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2, 3, and 4 may not satisfy minimum required distribution rules. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Maturity Date multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment

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interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in
(b) above would change.

Transfers After the Maturity Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

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TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and full surrenders. A partial surrender occurs when you receive less than the total amount of the Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A full surrender occurs when you receive the total amount of the Surrender Value. In the case of a full surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as a partial surrender(s) from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving a payment equal to your Contract Value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefits. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date.

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial surrenders, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

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



  .  you receive because you became disabled (as defined in the tax law);

  .  a beneficiary receives on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a full surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Under the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option generally will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the

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


contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein, in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

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Terms of qualified retirement plans and Qualified Contracts.  The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, described in this prospectus, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional

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


IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

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



  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to
another.   Rollovers and transfers:  In many circumstances, you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by

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the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or full surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft

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account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Subaccount's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a surrender or partial surrender for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

DISTRIBUTION OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts. The contracts are no longer issued for new sales, although new premium payments may be made by existing contract owners under the terms of the contract. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the State of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commission in the states in which it operates and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, the NASD).

Capital Brokerage Corporation offered the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.

Capital Brokerage Corporation also entered into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts (although these contracts are no longer offered for new sales). The registered representatives of the selling firms were (and still may be) registered with FINRA and the states in which they do business, are (or were when the contracts were sold) licensed as insurance agents in the state in which they do business and are (or were when the contracts were sold) appointed with us.

When the contracts were sold, we paid compensation to Capital Brokerage Corporation. This compensation consisted of a sales commission to both the wholesaler of Capital Brokerage Corporation and the brokerage firm of the registered representative who sold you your contract. The maximum

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commission paid to Capital Brokerage Corporation for this aggregate compensation was 8.0% of your aggregate premium payments. Compensation may still be paid for any subsequent premium payments received.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract is employed, and an amount paid to the selling firm for marketing allowances. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 6.5% of premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm is 1.0% of premium payments received.

We do not offer this contract for new sales. Therefore, we do not offer sales incentives and other special promotions for the sale of this product.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions paid come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary as a result of such payments to such selling firms.


During 2017, 2016 and 2015, $37.6 million, $42.6 million and $50.1 million, respectively, was paid to Capital Brokerage Corporation for new premium payments received. In 2017, 2016 and 2015, no underwriting commissions were paid to Capital Brokerage Corporation. This contract is no longer offered or sold.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

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Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the court granted our motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. We intend to vigorously defend the dismissal of the action.

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements

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


for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.


In April 2017, we were named as a defendant in a putative class action lawsuit captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the United States District Court for the Central District of California. Plaintiff alleges breach of contract and breach of the covenant of good faith and fair dealing based upon our termination of plaintiff's life insurance policy for nonpayment of premium. Plaintiff alleges that the termination for nonpayment of premium failed to comply with certain notice requirements of the California Insurance Code and seeks certification as a California class action on behalf of all insureds and beneficiaries of life insurance policies issued or delivered by the Company in California before January 1, 2013 who lost either their coverage or their ability to make a claim because of the termination of their policies by the Company for nonpayment of premium, and further seeks unspecified damages, pre-judgment and post-judgment interest, punitive damages, fees, costs and such other relief as the court deems just and proper. On June 23, 2017, we filed a motion to dismiss the complaint. On
July 10, 2017, the plaintiff filed a notice of voluntary dismissal without prejudice. On July 12, 2017, the court ordered that this action and all claims therein, are dismissed in their entirety without prejudice. In August 2017, plaintiff re-filed a similar putative class action lawsuit, along with another plaintiff, Michael Torres, captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the Superior Court for the State of California, County of Los Angeles, naming the Company as a defendant. Plaintiffs allege similar causes of action as the previously dismissed lawsuit, and have added a claim for alleged violation of California Business and Professions Code. On August 31, 2017, we filed notice of the removal of this matter to the United States District Court for the Central District of California and, on October 6, 2017, filed a motion to dismiss the complaint. On December 4, 2017, the court granted our motion to dismiss the complaint. In January 2018, the parties agreed in principle to resolve the case for a de minimis amount.


At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

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APPENDIX A

Contract Form P1143 4/94

The purpose of this Appendix A is to show certain benefits for contracts issued on contract Form P1143 4/94.

Death Benefit at Death of Annuitant

For contracts issued prior to May 1, 1997 (or prior to the date contract changes were approved by the applicable state regulations), the following Basic Death Benefit applies.

If the Annuitant is age 80 or younger on the date the contract is issued, and he or she dies prior to the Maturity Date while the contract is in force, the designated beneficiary may elect a death benefit within 90 days of the date of such death.

Basic Death Benefit

The Basic Death Benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

   (1) the greatest sum of (a) and (b) where:

      (a) is the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

For contracts issued on or after the later of May 1, 1997, or the date on which applicable state insurance authorities approve such changes, the following Basic Death Benefit Applies:

Basic Death Benefit

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

   (1) the greater sum of (a) and (b) where:

      (a) is the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable six-year period; and

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   (2) the Contract Value as of the date we receive due proof of the
       Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

In order to receive the death benefit as stated above, we must be notified of the election to receive the death benefit within 90 days of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, we will pay the Surrender Value of the contract. Surrender charges will apply if the designated beneficiary surrenders the contract more than 90 days after the death of the Annuitant, without regard to whether or not the Contract Value has increased or decreased.

Optional Guaranteed Minimum Death Benefit

If an Annuitant dies before the Maturity Date while the Optional Guaranteed Minimum Death Benefit is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Guaranteed Minimum Death Benefit may not be available in all states or markets.

The Optional Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greatest of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit; and

   (3) the Contract Value as of the date we receive due proof of the Annuitant's death (or a later date, if you request).

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the Contract Anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor") (this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Government Money Market Fund), plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current Valuation Period.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Optional Death Benefit

The Optional Death Benefit may also be referred to in our marketing materials at the "Annual EstateProtector/SM/". The Optional Death Benefit Rider provides for an annual step-up in the death benefit. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Death Benefit Rider may not be available in all states or markets.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the death benefit will be equal to the greater of:

   (1) your the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) The greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable contract anniversary.

   (2) your Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the surrender value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and any premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge you for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

Surrender Charge

For contracts issued prior to May 1, 1998, or prior to the date all necessary endorsements are approved, we deduct surrender charges from the amount surrendered. All or part of the amount surrendered may be subject to a charge. We consider any amount subject to charge a surrender of premium payments. We determine surrender charges using the assumption that premium payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such premium payment, the charge is a percentage of the premium payment (or portion thereof) surrendered.

Reduced Charges on Certain Surrenders

For contracts issued prior to May 1, 1998, or prior to the date all necessary endorsements are approved, if later, no surrender charge applies to the first surrender of the contract year, if the amount surrendered is not more than 10% of the Contract Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the contract year is a full surrender, or a partial surrender of more than 10% of the Contract Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Contract Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above and in the "Surrenders and Partial Surrenders" provision of the prospectus. If the first surrender of the contract year is less than an amount equal to 10% of the Contract Value, you may elect to receive additional partial surrenders without surrender charges until the total amount surrendered during that contract year reaches that amount. For instance, if your Contract Value is $10,000 and you take a partial surrender of $500, you may surrender an additional $500 during that year without surrender charge. The amount subject to charge will not exceed the amount surrendered.

Waiver of Surrender Charges in the Event of Hospital or Nursing Facility Confinement

We will waive surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin if:

  . an Annuitant is or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days;

  .  such confinement begins at least one year after the contract issue date;

  .  an Annuitant is age 80 or younger on the date the contract is issued; and

  . we receive the request for the full or partial surrender, together with proof of such confinement at our Home Office, while the Annuitant is confined or within 90 days after discharge from the facility.

For purposes of this provision, Annuitant means either the Annuitant, or Joint Annuitant, whichever is applicable.

The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

APPENDIX B

The Death Benefit (Examples for Policy Form P1150)

Basic Death Benefit Example

The following example of the Basic Death Benefit is for contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the date the contract is issued, then:

Annuitant's End of Contract  Unadjusted
    Age      Year   Value   Death Benefit
-----------------------------------------
    71         1   $110,000   $110,000
    72         2     90,000    100,000
    73         3     80,000    100,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    130,000
    79         9     90,000    100,000
    80        10    170,000    170,000
    81        11    140,000    140,000
    82        12    135,000    135,000
    83        13    120,000    120,000
-----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        Premium Contract     Basic
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/02 $20,000 $20,000     $20,000
3/31/18          20,000      20,000
3/31/19          14,000      20,000
--------------------------------------

If a partial surrender of $7,000 is made on March 31, 2019, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Basic Death Benefit Example

The following example of the Basic Death Benefit is for contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 80 or younger on the Contract Date, then:

           Contract  Unadjusted
Issue Year  Value   Death Benefit
---------------------------------
  Issue    $100,000   $100,000
      1     110,000    110,000
      2      90,000    100,000
      3      80,000    100,000
      4     120,000    120,000
      5     130,000    130,000
      6     150,000    150,000
      7     160,000    160,000
      8     130,000    130,000
      9      90,000    100,000
     10     170,000    170,000
     11     140,000    140,000
     12     135,000    135,000
     13     120,000    120,000
---------------------------------

The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any applicable premium tax) reduces the Contract Value. For example:

        Premium Contract  Unadjusted
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/01 $20,000 $20,000     $20,000
3/31/18          20,000      20,000
3/31/19          14,000      20,000
--------------------------------------

If a partial surrender of $7,000 is made on March 31, 2019, the unadjusted death benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Enhanced Death Benefit Example

The purpose of the following example is to show how the Optional Enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract. This example assumes a contract is purchased with an Annuitant age 65 at the time of issue. No partial surrenders are made prior to the death of the Annuitant.

        Premium  Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/02 $100,000 $100,000 $      0 $100,000      $     0
8/01/17           300,000  200,000  300,000       70,000
-------------------------------------------------------------

If the Annuitant's death and our receipt of due proof of the death occurs on August 1, 2017, the Optional Enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

APPENDIX C

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessments of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                    With Separate Account Expenses of 1.40%



                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                    $24.26            $28.37          49,460   2017
                                                                22.15             24.26          67,210   2016
                                                                22.15             22.15          82,291   2015
                                                                20.55             22.15          95,805   2014
                                                                15.49             20.55         118,014   2013
                                                                13.40             15.49         136,139   2012
                                                                12.81             13.40         171,688   2011
                                                                11.52             12.81         206,851   2010
                                                                 9.70             11.52         248,597   2009
                                                                16.60              9.70         315,333   2008
--------------------------------------------------------------------------------------------------------------
The Alger Portfolios
--------------------------------------------------------------------------------------------------------------
  Alger Large Cap Growth Portfolio -- Class I-2 Shares         $30.60            $38.77         336,639   2017
                                                                31.30             30.60         386,377   2016
                                                                31.20             31.30         445,381   2015
                                                                28.51             31.20         533,121   2014
                                                                21.41             28.51         594,548   2013
                                                                19.76             21.41         694,175   2012
                                                                20.11             19.76         816,367   2011
                                                                17.99             20.11         969,029   2010
                                                                12.36             17.99       1,115,412   2009
                                                                23.29             12.36       1,297,947   2008
--------------------------------------------------------------------------------------------------------------
  Alger Small Cap Growth Portfolio -- Class I-2 Shares         $20.35            $25.83         404,651   2017
                                                                19.42             20.35         484,855   2016
                                                                20.38             19.42         542,339   2015
                                                                20.57             20.38         631,546   2014
                                                                15.54             20.57         752,384   2013
                                                                14.01             15.54         864,702   2012
                                                                14.68             14.01       1,006,170   2011
                                                                11.88             14.68       1,175,828   2010
                                                                 8.28             11.88       1,353,757   2009
                                                                15.73              8.28       1,603,680   2008
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares         $34.47            $36.34         167,810   2017
                                                                30.44             34.47         196,140   2016
                                                                31.69             30.44         241,452   2015
                                                                31.30             31.69         270,093   2014
                                                                29.67             31.30         339,522   2013
                                                                26.23             29.67         429,378   2012
                                                                25.30             26.23         463,989   2011
                                                                22.36             25.30         540,048   2010
                                                                14.84             22.36         625,953   2009
                                                                20.34             14.84         629,869   2008
--------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Federated Managed Tail Risk Fund II -- Primary Shares         $10.68            $11.69         251,990   2017
                                                                 11.29             10.68         287,886   2016
                                                                 12.24             11.29         331,943   2015
                                                                 12.54             12.24         368,617   2014
                                                                 10.92             12.54         424,192   2013
                                                                 10.05             10.92         514,610   2012
                                                                 10.76             10.05         593,595   2011
                                                                 10.00             10.76         716,598   2010
---------------------------------------------------------------------------------------------------------------
  Federated Managed Volatility Fund II                          $25.81            $30.06         111,490   2017
                                                                 24.31             25.81         125,348   2016
                                                                 26.67             24.31         151,696   2015
                                                                 26.03             26.67         182,598   2014
                                                                 21.68             26.03         216,308   2013
                                                                 19.37             21.68         240,750   2012
                                                                 18.75             19.37         259,550   2011
                                                                 16.96             18.75         285,726   2010
                                                                 13.41             16.96         339,319   2009
                                                                 17.08             13.41         406,546   2008
---------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class              $46.20            $51.98         138,610   2017
                                                                 45.46             46.20         155,886   2016
                                                                 46.04             45.46         182,197   2015
                                                                 44.12             46.04         200,667   2014
                                                                 38.67             44.12         214,380   2013
                                                                 34.87             38.67         249,772   2012
                                                                 36.29             34.87         283,714   2011
                                                                 32.21             36.29         322,930   2010
                                                                 25.30             32.21         389,601   2009
                                                                 36.00             25.30         453,866   2008
---------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                  $70.50            $84.72         702,265   2017
                                                                 66.20             70.50         816,210   2016
                                                                 66.69             66.20         927,476   2015
                                                                 60.42             66.69       1,048,503   2014
                                                                 46.67             60.42       1,207,874   2013
                                                                 40.66             46.67       1,377,729   2012
                                                                 42.30             40.66       1,577,511   2011
                                                                 36.60             42.30       1,870,605   2010
                                                                 27.35             36.60       2,185,483   2009
                                                                 48.26             27.35       2,605,432   2008
---------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                  $85.60            $95.29         470,928   2017
                                                                 73.56             85.60         535,790   2016
                                                                 77.68             73.56         618,121   2015
                                                                 72.46             77.68         702,493   2014
                                                                 57.35             72.46         803,250   2013
                                                                 49.58             57.35         922,563   2012
                                                                 49.80             49.58       1,063,949   2011
                                                                 43.86             49.80       1,256,104   2010
                                                                 34.16             43.86       1,472,200   2009
                                                                 60.42             34.16       1,804,985   2008
---------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class              $30.16           $ 34.76         292,119   2017
                                                               26.35             30.16         318,681   2016
                                                               27.34             26.35         373,794   2015
                                                               25.10             27.34         442,889   2014
                                                               19.06             25.10         520,939   2013
                                                               16.30             19.06         591,153   2012
                                                               16.27             16.30         681,358   2011
                                                               14.37             16.27         821,448   2010
                                                               11.46             14.37         935,388   2009
                                                               19.93             11.46       1,085,256   2008
-------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class         $21.71           $ 28.80         162,915   2017
                                                               21.95             21.71         195,192   2016
                                                               21.08             21.95         255,774   2015
                                                               19.05             21.08         257,552   2014
                                                               14.01             19.05         320,699   2013
                                                               11.88             14.01         368,658   2012
                                                               11.78             11.88         424,896   2011
                                                                9.65             11.78         480,115   2010
                                                                6.71              9.65         546,674   2009
                                                               15.13              6.71         676,256   2008
-------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                       $90.32           $120.36         205,624   2017
                                                               90.88             90.32         233,327   2016
                                                               86.00             90.88         264,862   2015
                                                               78.36             86.00         303,145   2014
                                                               58.29             78.36         351,417   2013
                                                               51.55             58.29         411,456   2012
                                                               52.17             51.55         478,974   2011
                                                               42.61             52.17         558,642   2010
                                                               33.69             42.61         665,014   2009
                                                               64.67             33.69         794,696   2008
-------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                    $38.90           $ 46.24         168,022   2017
                                                               35.25             38.90         201,830   2016
                                                               36.34             35.25         230,325   2015
                                                               34.76             36.34         299,361   2014
                                                               25.95             34.76         346,222   2013
                                                               22.97             25.95         398,005   2012
                                                               26.13             22.97         428,159   2011
                                                               20.61             26.13         500,183   2010
                                                               14.96             20.61         509,636   2009
                                                               25.12             14.96         629,029   2008
-------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                     $32.93           $ 42.31         137,316   2017
                                                               35.18             32.93         150,719   2016
                                                               34.43             35.18         172,698   2015
                                                               37.99             34.43         190,850   2014
                                                               29.54             37.99         225,257   2013
                                                               24.81             29.54         270,806   2012
                                                               30.38             24.81         300,834   2011
                                                               27.23             30.38         378,775   2010
                                                               21.83             27.23         446,719   2009
                                                               39.40             21.83         567,966   2008
-------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 1 Shares                         $14.09            $16.26         180,319   2017
                                                                        13.29             14.09         197,425   2016
                                                                        14.39             13.29         218,723   2015
                                                                        16.38             14.39         243,776   2014
                                                                        13.47             16.38         293,852   2013
                                                                        11.52             13.47         298,946   2012
                                                                        13.05             11.52         337,600   2011
                                                                        12.18             13.05         378,106   2010
                                                                         8.99             12.18         370,648   2009
                                                                        15.26              8.99         376,613   2008
----------------------------------------------------------------------------------------------------------------------
  Templeton Global Bond VIP Fund -- Class 1 Shares                     $17.93            $18.06         237,174   2017
                                                                        17.62             17.93         271,959   2016
                                                                        18.63             17.62         314,821   2015
                                                                        18.51             18.63         403,330   2014
                                                                        18.42             18.51         463,257   2013
                                                                        16.20             18.42         528,232   2012
                                                                        16.53             16.20         591,027   2011
                                                                        14.62             16.53         603,585   2010
                                                                        12.46             14.62         561,863   2009
                                                                        11.87             12.46         504,271   2008
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.40            $ 9.32       1,442,540   2017
                                                                         9.53              9.40       1,650,700   2016
                                                                         9.67              9.53       1,972,671   2015
                                                                         9.80              9.67       2,429,021   2014
                                                                         9.94              9.80       2,734,401   2013
                                                                        10.00              9.94       3,129,823   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Large Cap Value Fund -- Institutional Shares           $16.22            $17.57         182,900   2017
                                                                        14.74             16.22         213,043   2016
                                                                        15.64             14.74         256,592   2015
                                                                        14.05             15.64         297,364   2014
                                                                        10.69             14.05         357,775   2013
                                                                         9.10             10.69         369,178   2012
                                                                         9.93              9.10         446,851   2011
                                                                         9.06              9.93         499,903   2010
                                                                         7.77              9.06         654,364   2009
                                                                        12.03              7.77         802,512   2008
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $36.36            $39.83         372,009   2017
                                                                        32.48             36.36         430,163   2016
                                                                        36.30             32.48         483,956   2015
                                                                        32.42             36.30         548,419   2014
                                                                        24.74             32.42         680,399   2013
                                                                        21.18             24.74         777,990   2012
                                                                        22.94             21.18         907,743   2011
                                                                        18.61             22.94       1,059,259   2010
                                                                        14.18             18.61       1,310,292   2009
                                                                        22.84             14.18       1,653,718   2008
----------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Institutional Shares                $49.49            $57.79         610,462   2017
                                                                             47.98             49.49         690,385   2016
                                                                             48.36             47.98         806,916   2015
                                                                             45.20             48.36         937,972   2014
                                                                             38.15             45.20       1,043,866   2013
                                                                             34.06             38.15       1,231,877   2012
                                                                             33.98             34.06       1,440,669   2011
                                                                             31.80             33.98       1,692,590   2010
                                                                             25.62             31.80       2,017,072   2009
                                                                             30.87             25.62       2,421,286   2008
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Institutional Shares              $72.42            $90.99         278,881   2017
                                                                             65.37             72.42         318,358   2016
                                                                             63.73             65.37         360,196   2015
                                                                             57.44             63.73         417,205   2014
                                                                             44.00             57.44         479,448   2013
                                                                             38.05             44.00         562,148   2012
                                                                             39.15             38.05         658,639   2011
                                                                             31.55             39.15         768,942   2010
                                                                             22.09             31.55         869,146   2009
                                                                             39.81             22.09         998,945   2008
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Flexible Bond Portfolio -- Institutional Shares           $27.11            $27.70         238,873   2017
                                                                             26.83             27.11         271,637   2016
                                                                             27.15             26.83         296,545   2015
                                                                             26.24             27.15         325,894   2014
                                                                             26.65             26.24         341,833   2013
                                                                             24.95             26.65         412,107   2012
                                                                             23.70             24.95         463,596   2011
                                                                             22.26             23.70         551,029   2010
                                                                             19.94             22.26         610,218   2009
                                                                             19.08             19.94         614,433   2008
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Institutional Shares                   $54.45            $69.96         239,491   2017
                                                                             54.03             54.45         274,371   2016
                                                                             48.83             54.03         317,315   2015
                                                                             45.55             48.83         357,628   2014
                                                                             35.20             45.55         416,490   2013
                                                                             28.75             35.20         484,368   2012
                                                                             31.25             28.75         587,600   2011
                                                                             29.69             31.25         720,872   2010
                                                                             20.58             29.69         870,991   2009
                                                                             37.37             20.58       1,031,035   2008
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Institutional Shares         $40.51            $50.74         489,494   2017
                                                                             40.25             40.51         563,152   2016
                                                                             41.78             40.25         637,532   2015
                                                                             39.43             41.78         716,772   2014
                                                                             31.14             39.43         836,685   2013
                                                                             26.30             31.14         955,970   2012
                                                                             30.92             26.30       1,113,147   2011
                                                                             27.07             30.92       1,294,988   2010
                                                                             19.94             27.07       1,473,980   2009
                                                                             36.55             19.94       1,732,258   2008
---------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology Portfolio -- Service Shares         $ 9.10            $13.01         177,817   2017
                                                                          8.11              9.10         185,556   2016
                                                                          7.86              8.11         208,975   2015
                                                                          7.29              7.86         264,505   2014
                                                                          5.46              7.29         315,142   2013
                                                                          4.65              5.46         305,380   2012
                                                                          5.16              4.65         348,887   2011
                                                                          4.21              5.16         405,040   2010
                                                                          2.72              4.21         414,681   2009
                                                                          4.92              2.72         419,259   2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Research Portfolio -- Institutional Shares            $40.60            $51.20         418,470   2017
                                                                         40.97             40.60         489,019   2016
                                                                         39.45             40.97         570,782   2015
                                                                         35.40             39.45         632,562   2014
                                                                         27.55             35.40         735,373   2013
                                                                         23.56             27.55         875,231   2012
                                                                         25.23             23.56       1,008,187   2011
                                                                         22.35             25.23       1,192,247   2010
                                                                         16.62             22.35       1,407,777   2009
                                                                         27.96             16.62       1,629,119   2008
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Institutional Shares            $30.69            $39.68         316,348   2017
                                                                         33.27             30.69         368,104   2016
                                                                         36.91             33.27         408,647   2015
                                                                         42.48             36.91         476,146   2014
                                                                         37.61             42.48         560,406   2013
                                                                         33.62             37.61         683,509   2012
                                                                         50.26             33.62         796,134   2011
                                                                         40.68             50.26         969,099   2010
                                                                         22.98             40.68       1,129,219   2009
                                                                         48.66             22.98       1,291,111   2008
-----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class I           $15.35            $18.04         103,484   2017
                                                                         13.54             15.35         111,778   2016
                                                                         14.35             13.54         122,764   2015
                                                                         12.81             14.35         148,687   2014
                                                                         10.31             12.81         172,001   2013
                                                                          9.16             10.31         190,588   2012
                                                                          8.61              9.16         156,709   2011
                                                                          7.78              8.61         150,771   2010
                                                                          6.42              7.78         176,659   2009
                                                                         10.02              6.42         232,797   2008
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I             $29.76            $33.69          97,201   2017
                                                                         26.71             29.76         106,492   2016
                                                                         27.88             26.71         129,123   2015
                                                                         25.31             27.88         158,951   2014
                                                                         19.40             25.31         164,151   2013
                                                                         16.88             19.40         187,135   2012
                                                                         16.32             16.88         207,948   2011
                                                                         15.12             16.32         242,798   2010
                                                                         12.31             15.12         288,099   2009
                                                                         19.40             12.31         372,170   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                        $27.55           $ 34.31         12,767    2017
                                                                              25.68             27.55         22,008    2016
                                                                              26.61             25.68         25,441    2015
                                                                              29.18             26.61         32,872    2014
                                                                              20.95             29.18         41,728    2013
                                                                              17.58             20.95         52,545    2012
                                                                              19.92             17.58         78,560    2011
                                                                              14.86             19.92        106,804    2010
                                                                               9.25             14.86         78,905    2009
                                                                              15.51              9.25         64,390    2008
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares             $84.13           $105.22        135,320    2017
                                                                              87.24             84.13        164,342    2016
                                                                              85.45             87.24        192,926    2015
                                                                              75.09             85.45        221,680    2014
                                                                              58.70             75.09        259,072    2013
                                                                              52.17             58.70        302,460    2012
                                                                              53.52             52.17        343,358    2011
                                                                              49.61             53.52        412,652    2010
                                                                              34.81             49.61        508,772    2009
                                                                              64.81             34.81        609,065    2008
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares            $43.28           $ 46.63         79,992    2017
                                                                              41.70             43.28         94,472    2016
                                                                              41.94             41.70        107,712    2015
                                                                              39.31             41.94        134,029    2014
                                                                              35.23             39.31        151,121    2013
                                                                              31.81             35.23        178,098    2012
                                                                              32.03             31.81        209,373    2011
                                                                              28.77             32.03        248,076    2010
                                                                              23.93             28.77        289,463    2009
                                                                              42.94             23.93        361,476    2008
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares         $72.92           $ 92.61        120,451    2017
                                                                              72.27             72.92        136,543    2016
                                                                              68.75             72.27        158,935    2015
                                                                              65.91             68.75        176,248    2014
                                                                              49.16             65.91        212,858    2013
                                                                              42.82             49.16        247,455    2012
                                                                              42.95             42.82        280,667    2011
                                                                              34.17             42.95        320,046    2010
                                                                              26.14             34.17        367,662    2009
                                                                              52.04             26.14        432,286    2008
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares          $10.26           $ 10.76        151,210    2017
                                                                               9.77             10.26        175,296    2016
                                                                              10.14              9.77        212,570    2015
                                                                              10.00             10.14        236,785    2014
                                                                              10.15             10.00        307,838    2013
                                                                              10.00             10.15        349,772    2012
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares         $25.86            $26.67         195,497   2017
                                                                       25.39             25.86         209,995   2016
                                                                       25.51             25.39         242,036   2015
                                                                       24.12             25.51         269,227   2014
                                                                       24.49             24.12         326,862   2013
                                                                       22.52             24.49         358,150   2012
                                                                       21.09             22.52         398,288   2011
                                                                       19.20             21.09         483,231   2010
                                                                       17.76             19.20         565,840   2009
                                                                       29.56             17.76         685,287   2008
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares               $15.78            $16.33         543,611   2017
                                                                       15.59             15.78         599,481   2016
                                                                       15.74             15.59         705,500   2015
                                                                       15.31             15.74         888,657   2014
                                                                       15.84             15.31       1,052,915   2013
                                                                       14.66             15.84       1,229,775   2012
                                                                       14.35             14.66       1,475,005   2011
                                                                       13.46             14.35       1,574,637   2010
                                                                       11.97             13.46       1,577,964   2009
                                                                       11.58             11.97       1,349,594   2008
---------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                $16.91            $17.22         204,545   2017
                                                                       16.65             16.91         219,733   2016
                                                                       16.96             16.65         258,296   2015
                                                                       16.36             16.96         302,488   2014
                                                                       16.82             16.36         360,225   2013
                                                                       16.14             16.82         446,211   2012
                                                                       15.27             16.14         651,409   2011
                                                                       14.40             15.27         726,104   2010
                                                                       13.54             14.40         794,940   2009
                                                                       14.47             13.54         945,170   2008
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares                 $19.58            $24.78         204,758   2017
                                                                       19.38             19.58         236,228   2016
                                                                       19.03             19.38         257,407   2015
                                                                       16.92             19.03         277,892   2014
                                                                       12.72             16.92         325,942   2013
                                                                       10.67             12.72         341,656   2012
                                                                       10.77             10.67         383,709   2011
                                                                        9.79             10.77         491,714   2010
                                                                        7.16              9.79         577,260   2009
                                                                       11.46              7.16         685,067   2008
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares                $85.22            $88.94         122,057   2017
                                                                       80.03             85.22         137,839   2016
                                                                       77.62             80.03         158,268   2015
                                                                       59.68             77.62         202,390   2014
                                                                       59.00             59.68         229,219   2013
                                                                       51.23             59.00         267,735   2012
                                                                       47.30             51.23         287,493   2011
                                                                       37.20             47.30         321,521   2010
                                                                       27.79             37.20         367,179   2009
                                                                       44.06             27.79         454,097   2008
---------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $91.41           $109.52         386,200   2017
                                                          83.06             91.41         436,379   2016
                                                          83.34             83.06         505,393   2015
                                                          74.61             83.34         592,752   2014
                                                          57.34             74.61         683,772   2013
                                                          50.26             57.34         809,931   2012
                                                          50.12             50.26         939,903   2011
                                                          44.26             50.12       1,113,407   2010
                                                          35.54             44.26       1,281,648   2009
                                                          57.59             35.54       1,466,957   2008
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $32.41           $ 36.02          86,924   2017
                                                          26.56             32.41          93,113   2016
                                                          28.09             26.56          99,844   2015
                                                          27.46             28.09         111,394   2014
                                                          20.34             27.46         126,066   2013
                                                          18.01             20.34         122,943   2012
                                                          17.71             18.01         136,600   2011
                                                          14.09             17.71         146,345   2010
                                                          10.92             14.09         184,914   2009
                                                          17.74             10.92         216,607   2008
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $59.22           $ 67.50         134,023   2017
                                                          56.48             59.22         144,865   2016
                                                          57.94             56.48         161,197   2015
                                                          55.79             57.94         188,311   2014
                                                          49.23             55.79         221,422   2013
                                                          44.36             49.23         262,352   2012
                                                          46.31             44.36         312,468   2011
                                                          42.84             46.31         384,733   2010
                                                          35.96             42.84         457,127   2009
                                                          51.58             35.96         549,073   2008
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $20.97           $ 24.79         104,716   2017
                                                          19.45             20.97         117,965   2016
                                                          20.19             19.45         148,373   2015
                                                          18.16             20.19         178,086   2014
                                                          13.75             18.16         210,758   2013
                                                          12.05             13.75         245,477   2012
                                                          12.58             12.05         300,224   2011
                                                          11.57             12.58         353,953   2010
                                                           8.92             11.57         434,088   2009
                                                          14.14              8.92         500,680   2008
--------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


The Company....................................................................................... B-3

The Separate Account.............................................................................. B-4

Additional Information About the Guarantee Account................................................ B-4

The Contracts..................................................................................... B-4
   Transfer of Annuity Units...................................................................... B-4
   Net Investment Factor.......................................................................... B-4

Termination of Participation Agreements........................................................... B-5

Calculation of Performance Data................................................................... B-5
   Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5
   Other Subaccounts.............................................................................. B-6
   Other Performance Data......................................................................... B-7

Tax Matters....................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................ B-7
   IRS Required Distributions..................................................................... B-8

General Provisions................................................................................ B-8
   Using the Contracts as Collateral.............................................................. B-8
   The Beneficiary................................................................................ B-8
   Non-Participating.............................................................................. B-8
   Misstatement of Age or Gender.................................................................. B-8
   Incontestability............................................................................... B-8
   Statement of Values............................................................................ B-8
   Trust as Owner or Beneficiary.................................................................. B-8
   Written Notice................................................................................. B-9

Legal Developments Regarding Employment-Related Benefit Plans..................................... B-9

Regulation of Genworth Life and Annuity Insurance Company......................................... B-9

Experts........................................................................................... B-9

Financial Statements.............................................................................. B-9


 Genworth Life and Annuity Insurance Company 6610 West Broad Street Richmond,
                                Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for Genworth Life & Annuity VA Separate Account 1, Contract Form P1150 10/98 or P1143 4/94 (CVA
Plus) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                State                                     Zip

Signature of Requestor _________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form P1150 10/98
                                Form P1143 4/94

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2018, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2018.

TABLE OF CONTENTS


The Company....................................................................................... B-3

The Separate Account.............................................................................. B-4

Additional Information About the Guarantee Account................................................ B-4

The Contracts..................................................................................... B-4
   Transfer of Annuity Units...................................................................... B-4
   Net Investment Factor.......................................................................... B-4

Termination of Participation Agreements........................................................... B-5

Calculation of Performance Data................................................................... B-5
   Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5
   Other Subaccounts.............................................................................. B-6
   Other Performance Data......................................................................... B-7

Tax Matters....................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................ B-7
   IRS Required Distributions..................................................................... B-8

General Provisions................................................................................ B-8
   Using the Contracts as Collateral.............................................................. B-8
   The Beneficiary................................................................................ B-8
   Non-Participating.............................................................................. B-8
   Misstatement of Age or Gender.................................................................. B-8
   Incontestability............................................................................... B-8
   Statement of Values............................................................................ B-8
   Trust as Owner or Beneficiary.................................................................. B-8
   Written Notice................................................................................. B-9

Legal Developments Regarding Employment-Related Benefit Plans..................................... B-9

Regulation of Genworth Life and Annuity Insurance Company......................................... B-9

Experts........................................................................................... B-9

Financial Statements.............................................................................. B-9

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").


On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately $2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.

Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. To date, Genworth has announced approvals from the Virginia State Corporation Commission Bureau of Insurance, the North Carolina Department of Insurance, the South Carolina Department of Insurance and the Vermont Insurance Division. In February 2018, Genworth and China Oceanwide re-filed their joint voluntary notice with the Committee on Foreign Investment in the United States ("CFIUS"). In that filing, Genworth provided an additional mitigation approach to further protect the personal data of Genworth policyholders and customers in the United States, the structure of which includes the participation of a leading U.S. third-party data administrator. On April 24, 2018, Genworth and China Oceanwide reported that they withdrew and re-filed their joint voluntary notice with CFIUS to provide CFIUS additional time to review and discuss the proposed transaction. In connection with this re-filing, CFIUS has agreed to proceed directly to the 45-day investigation period following a one-day review period.

Genworth and China Oceanwide are fully committed to developing an acceptable solution with CFIUS; however, there can be no assurance that CFIUS will ultimately agree to clear the transaction between Genworth and China Oceanwide on terms acceptable to the parties or at all. In addition to approval and clearance by CFIUS, the closing of the proposed transaction remains subject to the receipt of required regulatory approvals in the U.S., China, and other international jurisdictions and other closing conditions. Genworth and China Oceanwide also continue to be actively engaged with the other relevant regulators regarding the pending applications.

On March 27, 2018, Genworth, the Parent and Merger Sub entered into another waiver and agreement pursuant to which Genworth and the Parent each agreed to waive until July 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the fourth waiver and agreement extension, which extended the previous deadline of April 1, 2018. In addition, Genworth and the Parent acknowledged that the Merger Agreement may be terminated, and the merger abandoned, at any time prior to July 1, 2018 by the board of directors of either Genworth or the Parent, if CFIUS notifies Genworth, the Parent and Merger Sub that it has completed its review of the merger and the mitigation proposals presented by the parties, and intends to recommend that the President of the United States of America act to suspend or prohibit the merger or any of the other transactions contemplated by the Merger Agreement. Genworth and China Oceanwide remain committed to satisfying the closing conditions under the Merger Agreement as soon as possible.


We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products. We, however, continue to service our existing retained and reinsured blocks of business.

  . Runoff. Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and funding agreements backing notes. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept purchase payments on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.

We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia, and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the amount remaining in addition to the amount requested. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under the contracts for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes, (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

The Alger Portfolios. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Federated Insurance Series. This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

Fidelity(R) Variable Insurance Products Fund. These agreements provide for termination upon advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust. This agreement may be terminated at the option of any party upon one-year advance written notice.

Legg Mason Partners Variable Income Trust. The agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed upon by the parties.

State Street Variable Insurance Series Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Government Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period of the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $25 annual contract charge, the administrative expense charge of 0.15%, and the mortality and expense risk charge of 1.25% of the daily net assets of the Separate Account. For purposes of calculating current yields for a contract, an average per unit annual contract charge is used. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7) where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

The effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.

ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund actual yield is affected by changes in interest rates on money market securities, average Portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the types and quality of securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be lower than the yield for its corresponding portfolio.


Current Yield: -0.56% as of December 31, 2017
Effective Yield: -0.56% as of December 31, 2017


Yield calculations do not take into account the surrender charges imposed under the contract or charges for the optional death benefit riders.

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge, optional death benefit charges and the surrender charge as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio changes and expenses, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Separate Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of your assets in the Separate Account)).

   (2) The annual contract charge is $25, deducted at the beginning of each contract year after the first contract year. For purposes of calculating average annual total return, an average contract charge (currently 0.25% of Contract Value attributable to the hypothetical investment) is used. This charge will be waived if the Contract Value is more than $75,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return also considers charges for all the optional death benefits.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

TR = (ERV/P)/1/N/ - 1

where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on partially surrendered amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed

      (1) within five years after the date of that owner's death, or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and charges made during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect. We will have no obligation to verify that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee will release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with the Company.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2017 and 2016, and for each of the years in the three-year period ended December 31, 2017, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2017 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2017

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2017

                                                                            Page
                                                                            -----
Report of Independent Registered Public Accounting Firm....................   F-1

Statements of Assets and Liabilities.......................................   F-6

Statements of Operations...................................................  F-18

Statements of Changes in Net Assets........................................  F-30

Notes to Financial Statements..............................................  F-64

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 1:

Opinion on the Financial Statements

   We have audited the accompanying statement of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2017, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or period listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2017, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or period listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 20, 2018

                                   Appendix

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB Balanced Wealth Strategy Portfolio -- Class B
   AB Global Thematic Growth Portfolio -- Class B
   AB Growth and Income Portfolio -- Class B
   AB International Value Portfolio -- Class B
   AB Large Cap Growth Portfolio -- Class B
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco V.I. American Franchise Fund -- Series I shares
   Invesco V.I. American Franchise Fund -- Series II shares
   Invesco V.I. Comstock Fund -- Series II shares
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. Equity and Income Fund -- Series II shares
   Invesco V.I. Global Real Estate Fund -- Series II shares
   Invesco V.I. Government Securities Fund -- Series I shares
   Invesco V.I. International Growth Fund -- Series II shares
   Invesco V.I. Managed Volatility Fund -- Series I shares
   Invesco V.I. Technology Fund -- Series I shares
   Invesco V.I. Value Opportunities Fund -- Series II shares
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I
   VP International Fund -- Class I
   VP Ultra(R) Fund -- Class I
   VP Value Fund -- Class I
BlackRock Variable Series Funds, Inc.
   BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares /(1)/ BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
   BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares /(1)/ Deutsche Variable Series I
   Deutsche Capital Growth VIP -- Class B Shares
Deutsche Variable Series II
   Deutsche CROCI(R) U.S. VIP -- Class B Shares /(1)/
   Deutsche Small Mid Cap Value VIP -- Class B Shares
Dreyfus
   Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Government Money Market Portfolio /(1)/ The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares /(1)/
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund
Federated Insurance Series
   Federated High Income Bond Fund II -- Primary Shares
   Federated High Income Bond Fund II -- Service Shares
   Federated Kaufmann Fund II -- Service Shares
   Federated Managed Tail Risk Fund II -- Primary Shares
   Federated Managed Volatility Fund II

Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager/SM/ Portfolio -- Initial Class
   VIP Asset Manager/SM/ Portfolio -- Service Class 2
   VIP Balanced Portfolio -- Service Class 2
   VIP Contrafund(R) Portfolio -- Initial Class
   VIP Contrafund(R) Portfolio -- Service Class 2
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Initial Class
   VIP Equity-Income Portfolio -- Service Class 2
   VIP Growth & Income Portfolio -- Initial Class
   VIP Growth & Income Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Initial Class
   VIP Growth Opportunities Portfolio -- Service Class 2
   VIP Growth Portfolio -- Initial Class
   VIP Growth Portfolio -- Service Class 2
   VIP Investment Grade Bond Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Initial Class
   VIP Mid Cap Portfolio -- Service Class 2
   VIP Overseas Portfolio -- Initial Class
   VIP Value Strategies Portfolio -- Service Class 2
Franklin Templeton Variable Insurance Products Trust
   Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares
   Franklin Income VIP Fund -- Class 2 Shares
   Franklin Large Cap Growth VIP Fund -- Class 2 Shares
   Franklin Mutual Shares VIP Fund -- Class 2 Shares
   Templeton Foreign VIP Fund -- Class 1 Shares
   Templeton Foreign VIP Fund -- Class 2 Shares
   Templeton Global Bond VIP Fund -- Class 1 Shares
   Templeton Growth VIP Fund -- Class 2 Shares
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares /(1)/ Goldman Sachs Large Cap Value Fund -- Institutional Shares
   Goldman Sachs Mid Cap Value Fund -- Institutional Shares
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
   JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1
Janus Aspen Series
   Janus Henderson Balanced Portfolio -- Institutional Shares /(1)/
   Janus Henderson Balanced Portfolio -- Service Shares /(1)/
   Janus Henderson Enterprise Portfolio -- Institutional Shares /(1)/ Janus Henderson Enterprise Portfolio -- Service Shares /(1)/
   Janus Henderson Flexible Bond Portfolio -- Institutional Shares /(1)/ Janus Henderson Forty Portfolio -- Institutional Shares /(1)/
   Janus Henderson Forty Portfolio -- Service Shares /(1)/
   Janus Henderson Global Research Portfolio -- Institutional Shares /(1)/ Janus Henderson Global Research Portfolio -- Service Shares /(1)/
   Janus Henderson Global Technology Portfolio -- Service Shares /(1)/ Janus Henderson Overseas Portfolio -- Institutional Shares /(1)/
   Janus Henderson Overseas Portfolio -- Service Shares /(1)/
   Janus Henderson Research Portfolio -- Institutional Shares /(1)/
   Janus Henderson Research Portfolio -- Service Shares /(1)/

Legg Mason Partners Variable Equity Trust
   ClearBridge Variable Aggressive Growth Portfolio -- Class II
   ClearBridge Variable Dividend Strategy Portfolio -- Class I
   ClearBridge Variable Dividend Strategy Portfolio -- Class II
   ClearBridge Variable Large Cap Value Portfolio -- Class I
MFS(R) Variable Insurance Trust
   MFS(R) Investors Trust Series -- Service Class Shares
   MFS(R) New Discovery Series -- Service Class Shares
   MFS(R) Total Return Series -- Service Class Shares
   MFS(R) Utilities Series -- Service Class Shares
MFS(R) Variable Insurance Trust II
   MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares MFS(R) Strategic Income Portfolio -- Service Class Shares
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Service Shares
   Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares
   Oppenheimer Global Fund/VA -- Service Shares
   Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares
   Oppenheimer Main Street Fund/VA -- Service Shares
   Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares
   Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares /(1)/
PIMCO Variable Insurance Trust
   All Asset Portfolio -- Advisor Class Shares
   Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
State Street Variable Insurance Series Funds, Inc.
   Income V.I.S. Fund -- Class 1 Shares /(1)/
   Premier Growth Equity V.I.S. Fund -- Class 1 Shares /(1)/
   Real Estate Securities V.I.S. Fund -- Class 1 Shares /(1)/
   S&P 500(R) Index V.I.S. Fund -- Class 1 Shares /(1)/
   Small-Cap Equity V.I.S. Fund -- Class 1 Shares /(1)/
   Total Return V.I.S. Fund -- Class 1 Shares /(1)/
   Total Return V.I.S. Fund -- Class 3 Shares /(1)/
   U.S. Equity V.I.S. Fund -- Class 1 Shares /(1)/
The Alger Portfolios
   Alger Large Cap Growth Portfolio -- Class I-2 Shares
   Alger Small Cap Growth Portfolio -- Class I-2 Shares
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
   Jennison Portfolio -- Class II Shares
   Natural Resources Portfolio -- Class II Shares
   SP International Growth Portfolio -- Class II Shares
   SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares
Wells Fargo Variable Trust
   Wells Fargo VT Omega Growth Fund -- Class 2

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from April 29, 2016 (inception) to December 31, 2016.

Columbia Funds Variable Series Trust II
   Columbia Variable Portfolio -- Select International Equity Fund -- Class 2 Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the period from January 1, 2017 to May 19, 2017 (closure), and the statements of changes in net assets for the period from January 1, 2017 to May 19, 2017 (closure) and the year ended December 31, 2016.

JPMorgan Insurance Trust
   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1

   Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the period from January 1, 2017 to April 28, 2017 (closure), and the statements of changes in net assets for the period from January 1, 2017 to April 28, 2017 (closure) and the year ended December 31, 2016.

State Street Variable Insurance Series Funds, Inc.
   Core Value Equity V.I.S. Fund -- Class 1 Shares /(1)/

/(1)/See Note 1 to the financial statements for the former name of the subaccount.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2017


                                                               AB Variable Products Series Fund, Inc.
                                                        ----------------------------------------------------
                                                             AB           AB
                                                          Balanced      Global         AB           AB
                                                           Wealth      Thematic    Growth and  International
                                                          Strategy      Growth       Income        Value
                                          Consolidated  Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                             Total        Class B      Class B      Class B       Class B
------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)      $5,580,247,779  $15,314,078   $5,052,101  $44,852,970   $37,414,098
Dividend receivable                             868,122           --           --           --            --
Receivable for units sold                        85,644           --           --           --            --
Total assets                              5,581,201,545   15,314,078    5,052,101   44,852,970    37,414,098

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                       255,474          752          221        1,904         1,746
Payable for units withdrawn                   2,524,606        4,086          508        3,867        11,743
Total liabilities                             2,780,080        4,838          729        5,771        13,489

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                       4,978,788,857   13,925,903    5,044,968   44,607,018    35,789,351
Variable annuity contract owners in the
annuitization period                        599,632,608    1,383,337        6,404      240,181     1,611,258
Net assets                               $5,578,421,465  $15,309,240   $5,051,372  $44,847,199   $37,400,609

Investments in securities at cost        $4,848,266,317  $14,503,720   $3,743,737  $31,607,154   $31,566,253
Shares outstanding                                         1,305,548      172,721    1,364,141     2,316,662





                                            AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         ---------------------------------------------------------------------------------
                                             Invesco          Invesco         Invesco          Invesco
                                               V.I.            V.I.             V.I.            V.I.           Invesco
                                              Global        Government     International       Managed          V.I.
                                           Real Estate      Securities         Growth        Volatility      Technology
                                             Fund --          Fund --         Fund --          Fund --         Fund --
                                         Series II shares Series I shares Series II shares Series I shares Series I shares
--------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)              $238,583          $5,586      $51,660,000             $--             $--
Dividend receivable                                    --              --               --              --              --
Receivable for units sold                              --              --               --              --              --
Total assets                                      238,583           5,586       51,660,000              --              --

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                              12              --            2,383              --              --
Payable for units withdrawn                             8               1           10,764              --              --
Total liabilities                                      20               1           13,147              --              --

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                               158,883           5,585       49,541,941              --              --
Variable annuity contract owners in the
annuitization period                               79,680              --        2,104,912              --              --
Net assets                                       $238,563          $5,585      $51,646,853             $--             $--

Investments in securities at cost                $223,596          $5,799      $42,747,876             $--             $--
Shares outstanding                                 14,151             490        1,313,501              --              --

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

  AB Variable Products
Series Fund, Inc. (continued)          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------
                                  Invesco         Invesco                           Invesco         Invesco
     AB             AB             V.I.             V.I.           Invesco           V.I.             V.I.
 Large Cap      Small Cap        American         American           V.I.            Core          Equity and
   Growth         Growth         Franchise       Franchise         Comstock         Equity           Income
Portfolio --   Portfolio --       Fund --         Fund --          Fund --          Fund --         Fund --
  Class B        Class B      Series I shares Series II shares Series II shares Series I shares Series II shares
----------------------------------------------------------------------------------------------------------------

 $22,322,164     $6,564,952       $22,479,960       $5,477,088      $29,347,602     $94,293,944      $21,686,896
          --             --                --               --               --              --               --
          --             --                --               --               --              --               --
  22,322,164      6,564,952        22,479,960        5,477,088       29,347,602      94,293,944       21,686,896

         937            283               937              232            1,263           4,472            1,125
       1,355            500               855              168            5,645          38,611            1,332
       2,292            783             1,792              400            6,908          43,083            2,457

  22,296,027      6,534,615        22,473,252        5,460,807       29,305,563      88,962,342       20,969,473
      23,845         29,554             4,916           15,881           35,131       5,288,519          714,966
 $22,319,872     $6,564,169       $22,478,168       $5,476,688      $29,340,694     $94,250,861      $21,684,439

 $17,503,224     $6,618,411       $20,313,305       $2,994,135      $21,306,964     $90,092,236      $18,661,243
     415,683        410,310           356,995           90,084        1,428,802       2,567,918        1,144,427

  AIM Variable
 Insurance Funds       American
(Invesco Variable       Century                                                     BlackRock
Insurance Funds)       Variable                                                  Variable Series
   (continued)    Portfolios II, Inc. American Century Variable Portfolios, Inc.   Funds, Inc.
-------------------------------------------------------------------------------------------------
     Invesco                                                                        BlackRock
      V.I.                VP             VP                                         Advantage
      Value            Inflation      Income &        VP          VP       VP       U.S. Total
  Opportunities       Protection       Growth    International Ultra(R)   Value       Market
     Fund --            Fund --       Fund --       Fund --    Fund --   Fund --   V.I. Fund --
Series II shares       Class II       Class I       Class I    Class I   Class I Class III Shares
-------------------------------------------------------------------------------------------------

       $5,483,178         $37,624,751 $589,385        $621,344  $44,382  $68,957       $4,576,642
               --                  --       --              --       --       --               --
               --                  --       --              --       --       --               --
        5,483,178          37,624,751  589,385         621,344   44,382   68,957        4,576,642

              238               1,790       31              30       (7)       2              197
              654               7,464       28              22       --       --            7,705
              892               9,254       59              52       (7)       2            7,902

        5,467,896          35,360,072  392,920         463,927   44,389   68,955        4,563,027
           14,390           2,255,425  196,406         157,365       --       --            5,713
       $5,482,286         $37,615,497 $589,326        $621,292  $44,389  $68,955       $4,568,740

       $5,320,163         $38,638,363 $481,404        $475,599  $27,662  $42,559       $4,447,442
          725,288           3,685,088   55,031          51,013    2,295    6,151          244,218

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


                                                                                              Columbia Funds Variable
                                         BlackRock Variable Series Funds, Inc. (continued)        Series Trust II
                                         -------------------------------------------------- ----------------------------
                                                                              BlackRock        Columbia
                                            BlackRock        BlackRock        Large Cap        Variable      Variable
                                              Basic            Global           Focus        Portfolio --  Portfolio --
                                              Value          Allocation         Growth          Select     Loomis Sayles
                                               V.I.             V.I.             V.I.       International     Growth
                                             Fund --          Fund --          Fund --      Equity Fund --    Fund --
                                         Class III Shares Class III Shares Class III Shares    Class 2        Class 1
------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)           $35,757,403     $274,548,196       $4,129,825    $16,659,259   $63,503,818
Dividend receivable                                    --               --               --             --            --
Receivable for units sold                              --               --               --             --            --
Total assets                                   35,757,403      274,548,196        4,129,825     16,659,259    63,503,818

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           1,672           13,840              189            703         2,939
Payable for units withdrawn                        11,507           28,656               --          1,267         2,271
Total liabilities                                  13,179           42,496              189          1,970         5,210

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                            34,174,331      253,642,105        4,129,636     16,605,814    60,887,036
Variable annuity contract owners in the
annuitization period                            1,569,893       20,863,595               --         51,475     2,611,572
Net assets                                    $35,744,224     $274,505,700       $4,129,636    $16,657,289   $63,498,608

Investments in securities at cost             $32,869,520     $255,741,226       $3,937,711    $13,915,152   $50,292,142
Shares outstanding                              2,309,910       18,500,552          287,592      1,066,534     2,174,788

                                                               Federated Insurance Series
                                         ----------------------------------------------------------------------
                                           Federated      Federated
                                              High           High                       Federated
                                             Income         Income       Federated       Managed     Federated
                                              Bond           Bond         Kaufmann      Tail Risk     Managed
                                           Fund II --     Fund II --     Fund II --     Fund II --   Volatility
                                         Primary Shares Service Shares Service Shares Primary Shares  Fund II
---------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $11,432,831    $13,105,841    $18,983,377     $5,072,360 $5,725,545
Dividend receivable                                  --             --             --             --         --
Receivable for units sold                           649             17             --             --         --
Total assets                                 11,433,480     13,105,858     18,983,377      5,072,360  5,725,545

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           457            554            812            203        227
Payable for units withdrawn                          --             --         10,601         14,612      8,351
Total liabilities                                   457            554         11,413         14,815      8,578

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          11,403,418     13,080,401     18,920,744      5,012,820  5,661,296
Variable annuity contract owners in the
annuitization period                             29,605         24,903         51,220         44,725     55,671
Net assets                                  $11,433,023    $13,105,304    $18,971,964     $5,057,545 $5,716,967

Investments in securities at cost           $11,235,179    $12,783,111    $15,293,976     $5,585,682 $5,049,134
Shares outstanding                            1,676,368      1,933,015      1,039,615        966,164    530,143

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

   Deutsche
   Variable                                                                              Eaton Vance
   Series I     Deutsche Variable Series II                   Dreyfus                   Variable Trust
------------------------------------------------------------------------------------------------------
                                                Dreyfus       Dreyfus     The Dreyfus
                                 Deutsche      Investment     Variable    Sustainable
   Deutsche                       Small        Portfolios    Investment       U.S.
   Capital        Deutsche       Mid Cap         MidCap       Fund --        Equity           VT
    Growth        CROCI(R)        Value          Stock       Government    Portfolio,   Floating-Rate
    VIP --      U.S. VIP --       VIP --      Portfolio --  Money Market    Inc. --         Income
Class B Shares Class B Shares Class B Shares Initial Shares  Portfolio   Initial Shares      Fund
------------------------------------------------------------------------------------------------------

       $10,068        $49,933        $11,998       $111,996   $1,045,147     $6,375,646    $46,898,717
            --             --             --             --          422             --        135,408
            --             --             --             --           --             --             --
        10,068         49,933         11,998        111,996    1,045,569      6,375,646     47,034,125

            --              3              1              4           48            269          2,073
             1             --              1             --       58,874             --          3,590
             1              3              2              4       58,922            269          5,663

        10,067         49,930         11,996        111,992      986,647      6,375,377     45,800,500
            --             --             --             --           --             --      1,227,962
       $10,067        $49,930        $11,996       $111,992     $986,647     $6,375,377    $47,028,462

        $7,425        $39,626         $9,222        $82,043   $1,045,147     $5,117,485    $46,608,389
           327          2,995            672          4,964    1,045,147        158,322      5,059,193

                              Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------
                                                                                  VIP
     VIP            VIP                                                         Dynamic
    Asset          Asset            VIP            VIP            VIP           Capital          VIP
 Manager/SM/    Manager/SM/      Balanced     Contrafund(R)  Contrafund(R)   Appreciation   Equity-Income
Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --    Portfolio --   Portfolio --
Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2 Service Class 2 Initial Class
---------------------------------------------------------------------------------------------------------

  $44,420,632      $6,060,899     $68,646,893  $106,252,503    $149,153,206      $2,466,152   $83,709,059
           --              --              --            --              --              --            --
           --              --              --            --           3,413              --            --
   44,420,632       6,060,899      68,646,893   106,252,503     149,156,619       2,466,152    83,709,059

        1,494             309           3,510         4,193           6,575             104         3,172
       99,866             501           1,842       102,361              --             170       119,930
      101,360             810           5,352       106,554           6,575             274       123,102

   43,798,077       5,993,888      64,957,925   105,967,990     146,134,791       2,461,241    83,144,105
      521,195          66,201       3,683,616       177,959       3,015,253           4,637       441,852
  $44,319,272      $6,060,089     $68,641,541  $106,145,949    $149,150,044      $2,465,878   $83,585,957

  $43,293,782      $5,865,080     $58,701,959   $76,186,248    $116,574,323      $1,898,324   $74,590,448
    2,916,653         407,867       3,745,057     2,800,540       4,025,728         175,527     3,503,937

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                                  Fidelity(R) Variable Insurance Products Fund (continued)
                                         ---------------------------------------------------------------------------
                                                              VIP            VIP            VIP            VIP
                                               VIP         Growth &       Growth &        Growth         Growth
                                          Equity-Income     Income         Income      Opportunities  Opportunities
                                          Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
--------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)          $77,539,402   $21,217,061     $18,987,640   $10,238,108      $3,877,782
Dividend receivable                                   --            --              --            --              --
Receivable for units sold                             --            --              --            --              --
Total assets                                  77,539,402    21,217,061      18,987,640    10,238,108       3,877,782

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          3,474           834             823           408             108
Payable for units withdrawn                       17,709            62           1,282           421           1,100
Total liabilities                                 21,183           896           2,105           829           1,208

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                           75,920,728    21,176,167      18,974,359    10,228,225       3,876,574
Variable annuity contract owners in the
annuitization period                           1,597,491        39,998          11,176         9,054              --
Net assets                                   $77,518,219   $21,216,165     $18,985,535   $10,237,279      $3,876,574

Investments in securities at cost            $69,541,730   $14,252,880     $14,326,887    $6,765,980      $3,249,728
Shares outstanding                             3,325,017       934,261         854,529       283,761         108,957

                                                    Franklin Templeton Variable Insurance Products Trust
                                         --------------------------------------------------------------------------
                                            Franklin
                                            Founding                      Franklin       Franklin
                                             Funds         Franklin      Large Cap        Mutual       Templeton
                                           Allocation       Income         Growth         Shares        Foreign
                                          VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
                                         Class 2 Shares Class 2 Shares Class 2 Shares Class 2 Shares Class 1 Shares
-------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $70,045,106   $298,944,303       $176,099    $15,620,276     $7,395,739
Dividend receivable                                  --             --             --             --             --
Receivable for units sold                            --             --             --             --             --
Total assets                                 70,045,106    298,944,303        176,099     15,620,276      7,395,739

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         3,644         16,216              7            661            297
Payable for units withdrawn                      20,278         32,413             --          1,430         42,847
Total liabilities                                23,922         48,629              7          2,091         43,144

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          60,336,246    274,761,221        176,092     15,549,832      7,352,595
Variable annuity contract owners in the
annuitization period                          9,684,938     24,134,453             --         68,353             --
Net assets                                  $70,021,184   $298,895,674       $176,092    $15,618,185     $7,352,595

Investments in securities at cost           $69,299,315   $279,246,723       $145,660    $13,160,699     $6,845,527
Shares outstanding                            9,478,363     18,487,588          8,599        767,204        468,085

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                        Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
                                    VIP                                                         VIP
     VIP            VIP         Investment         VIP            VIP            VIP           Value
   Growth         Growth        Grade Bond       Mid Cap        Mid Cap       Overseas      Strategies
Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
---------------------------------------------------------------------------------------------------------

  $62,576,773     $21,411,567    $121,547,186       $13,290    $129,583,258   $17,839,932      $2,609,239
           --              --              --            --              --            --              --
           --              --           3,915            --              --            --              --
   62,576,773      21,411,567     121,551,101        13,290     129,583,258    17,839,932       2,609,239

        2,326             912           5,790            --           5,735           662             109
       78,744           1,214              --             1           9,146       224,776               1
       81,070           2,126           5,790             1          14,881       225,438             110

   62,150,166      21,365,326     114,253,092        13,289     126,729,793    17,529,555       2,589,831
      345,537          44,115       7,292,219            --       2,838,584        84,939          19,298
  $62,495,703     $21,409,441    $121,545,311       $13,289    $129,568,377   $17,614,494      $2,609,129

  $35,458,749     $14,914,551    $123,381,414       $10,586    $106,671,036   $13,745,160      $2,329,623
      845,061         293,873       9,731,560           341       3,429,036       780,058         181,449

Franklin Templeton Variable Insurance Products Trust                                               JPMorgan
                (continued)                            Goldman Sachs Variable Insurance Trust   Insurance Trust
---------------------------------------------------------------------------------------------------------------
                                                        Goldman        Goldman       Goldman       JPMorgan
                    Templeton         Templeton          Sachs          Sachs       Sachs Mid      Insurance
  Templeton           Global            Growth         Government     Large Cap     Cap Value        Trust
   Foreign           Bond VIP            VIP          Money Market  Value Fund --    Fund --       Core Bond
 VIP Fund --         Fund --           Fund --          Fund --     Institutional Institutional  Portfolio --
Class 2 Shares    Class 1 Shares    Class 2 Shares   Service Shares    Shares        Shares         Class 1
---------------------------------------------------------------------------------------------------------------

      $681,879        $5,797,359       $11,559,640     $125,433,284    $7,079,952   $39,939,598      $3,406,371
            --                --                --           89,256            --            --              --
            --                --                --               --            31            --             173
       681,879         5,797,359        11,559,640      125,522,540     7,079,983    39,939,598       3,406,544

            33               213               495            5,401           283         1,631             171
            52                54             1,603          568,529            --         3,705              --
            85               267             2,098          573,930           283         5,336             171

       521,811         5,729,513        11,461,953      124,496,809     7,042,278    39,791,829       2,339,321
       159,983            67,579            95,589          451,801        37,422       142,433       1,067,052
      $681,794        $5,797,092       $11,557,542     $124,948,610    $7,079,700   $39,934,262      $3,406,373

      $626,527        $6,046,762        $9,474,653     $125,433,284    $8,169,654   $35,706,134      $3,459,735
        44,077           337,841           723,835      125,433,284       781,452     2,360,496         311,369

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                                                                                   Janus Aspen
                                                   JPMorgan Insurance Trust (continued)              Series
                                         -------------------------------------------------------- -------------
                                            JPMorgan       JPMorgan       JPMorgan     JPMorgan       Janus
                                           Insurance    Insurance Trust  Insurance    Insurance     Henderson
                                         Trust Intrepid     Mid Cap     Trust Small     Trust       Balanced
                                            Mid Cap          Value        Cap Core   U.S. Equity  Portfolio --
                                          Portfolio --   Portfolio --   Portfolio -- Portfolio -- Institutional
                                            Class 1         Class 1       Class 1      Class 1       Shares
---------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)                 $--        $294,985     $208,080   $1,128,747   $72,905,662
Dividend receivable                                  --              --           --           --            --
Receivable for units sold                            --               2           12           --            --
Total assets                                         --         294,987      208,092    1,128,747    72,905,662

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                            --              15           11           58         2,856
Payable for units withdrawn                          --              --           --           71        64,083
Total liabilities                                    --              15           11          129        66,939

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                                  --         216,290      129,837      735,002    72,518,331
Variable annuity contract owners in the
annuitization period                                 --          78,682       78,244      393,616       320,392
Net assets                                          $--        $294,972     $208,081   $1,128,618   $72,838,723

Investments in securities at cost                   $--        $253,543     $158,345     $755,511   $55,430,869
Shares outstanding                                   --          24,935        8,115       34,806     2,067,073

                                                              Janus Aspen Series (continued)
                                         ------------------------------------------------------------------------
                                             Janus          Janus          Janus                        Janus
                                           Henderson      Henderson      Henderson       Janus        Henderson
                                             Global         Global       Overseas      Henderson      Research
                                            Research      Technology   Portfolio --     Overseas    Portfolio --
                                          Portfolio --   Portfolio --  Institutional  Portfolio --  Institutional
                                         Service Shares Service Shares    Shares     Service Shares    Shares
-----------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)          $3,698,464     $8,400,758   $23,694,682     $2,611,318   $43,887,513
Dividend receivable                                  --             --            --             --            --
Receivable for units sold                            --             --            --             --            --
Total assets                                  3,698,464      8,400,758    23,694,682      2,611,318    43,887,513

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                           158            341           944            110         1,709
Payable for units withdrawn                          15          1,828        41,793             24        22,601
Total liabilities                                   173          2,169        42,737            134        24,310

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                           3,684,924      8,337,357    23,556,624      2,611,184    43,688,988
Variable annuity contract owners in the
annuitization period                             13,367         61,232        95,321             --       174,215
Net assets                                   $3,698,291     $8,398,589   $23,651,945     $2,611,184   $43,863,203

Investments in securities at cost            $2,215,947     $5,285,610   $27,780,629     $2,566,871   $30,189,437
Shares outstanding                               73,719        726,709       740,922         84,949     1,202,068

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                        Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------------
                   Janus                        Janus                                                Janus
    Janus        Henderson       Janus        Henderson         Janus              Janus           Henderson
  Henderson     Enterprise     Henderson    Flexible Bond     Henderson          Henderson      Global Research
   Balanced    Portfolio --    Enterprise   Portfolio --  Forty Portfolio -- Forty Portfolio --  Portfolio --
 Portfolio --  Institutional  Portfolio --  Institutional   Institutional         Service        Institutional
Service Shares    Shares     Service Shares    Shares           Shares             Shares           Shares
---------------------------------------------------------------------------------------------------------------

  $107,703,044   $48,718,041     $5,538,498   $11,661,742        $35,599,845        $12,868,655     $44,035,800
            --            --             --            --                 --                 --              --
            --            --             --            --                 --                 38              --
   107,703,044    48,718,041      5,538,498    11,661,742         35,599,845         12,868,693      44,035,800

         5,281         1,916            234           461              1,443                546           1,685
        25,743       165,975             73         8,152             16,376                 --          47,503
        31,024       167,891            307         8,613             17,819                546          49,188

   102,609,035    48,305,587      5,538,191    11,599,214         35,309,829         12,801,887      43,762,358
     5,062,985       244,563             --        53,915            272,197             66,260         224,254
  $107,672,020   $48,550,150     $5,538,191   $11,653,129        $35,582,026        $12,868,147     $43,986,612

   $84,653,101   $28,890,701     $3,508,635   $12,118,244        $29,703,669        $11,607,268     $26,557,645
     2,903,830       689,569         83,073       997,583            895,368            340,081         860,074

 Janus Aspen
    Series
 (continued)        Legg Mason Partners Variable Equity Trust      MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------
               ClearBridge  ClearBridge  ClearBridge  ClearBridge
    Janus        Variable     Variable     Variable     Variable       MFS(R)         MFS(R) New
  Henderson     Aggressive    Dividend     Dividend    Large Cap      Investors       Discovery
   Research       Growth      Strategy     Strategy      Value     Trust Series --    Series --
 Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --     Service         Service
Service Shares   Class II     Class I      Class II     Class I     Class Shares     Class Shares
--------------------------------------------------------------------------------------------------

    $3,614,059   $6,235,961   $4,990,949   $9,961,561  $17,020,270      $5,957,014    $14,589,312
            --           --           --           --           --              --             --
            --           --           --           --           --              --             --
     3,614,059    6,235,961    4,990,949    9,961,561   17,020,270       5,957,014     14,589,312

           155          270          200          489          722             254            623
            21          156           --           --       29,432              21          3,230
           176          426          200          489       30,154             275          3,853

     3,611,671    6,235,535    4,986,161    9,679,948   16,983,383       5,947,315     14,577,124
         2,212           --        4,588      281,124        6,733           9,424          8,335
    $3,613,883   $6,235,535   $4,990,749   $9,961,072  $16,990,116      $5,956,739    $14,585,459

    $2,461,437   $5,869,779   $3,405,399   $7,413,896  $14,371,589      $4,246,034    $12,238,668
       101,291      232,859      250,048      497,580      794,226         200,640        785,639

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                                                                                     Oppenheimer
                                         MFS(R) Variable Insurance Trust MFS(R) Variable Insurance    Variable
                                                (continued)                       Trust II          Account Funds
                                         ------------------------------- -------------------------- -------------
                                                                            MFS(R)
                                                                         Massachusetts    MFS(R)     Oppenheimer
                                            MFS(R)          MFS(R)         Investors    Strategic      Capital
                                         Total Return     Utilities      Growth Stock     Income    Appreciation
                                          Series --       Series --      Portfolio --  Portfolio --  Fund/VA --
                                           Service         Service          Service      Service     Non-Service
                                         Class Shares    Class Shares    Class Shares  Class Shares    Shares
-----------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)       $46,835,898     $15,294,208       $8,292,209      $28,761   $28,783,383
Dividend receivable                                --              --               --           --            --
Receivable for units sold                          --              --               --           --            --
Total assets                               46,835,898      15,294,208        8,292,209       28,761    28,783,383

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                       2,434             646              360            1         1,110
Payable for units withdrawn                     5,324             414              145           --         2,136
Total liabilities                               7,758           1,060              505            1         3,246

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                        44,664,053      15,273,018        8,074,179       28,760    28,682,417
Variable annuity contract owners in the
annuitization period                        2,164,087          20,130          217,525           --        97,720
Net assets                                $46,828,140     $15,293,148       $8,291,704      $28,760   $28,780,137

Investments in securities at cost         $39,930,272     $13,919,903       $7,735,536      $28,624   $22,442,269
Shares outstanding                          1,928,991         527,750          451,154        2,950       516,757

                                         Oppenheimer Variable Account Funds (continued) PIMCO Variable Insurance Trust
                                         ---------------------------------------------- ------------------------------
                                                                          Oppenheimer                     Foreign
                                                           Oppenheimer    Total Return                 Bond Portfolio
                                          Oppenheimer      Main Street        Bond       All Asset      (U.S. Dollar
                                          Main Street       Small Cap      Fund/VA --   Portfolio --     Hedged) --
                                           Fund/VA --     Fund(R)/VA --   Non-Service     Advisor      Administrative
                                         Service Shares   Service Shares     Shares     Class Shares    Class Shares
----------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $109,419,592      $44,263,417    $9,655,777    $7,232,087       $2,311,539
Dividend receivable                                  --               --            --            --            1,615
Receivable for units sold                         1,154               --         4,819            --              223
Total assets                                109,420,746       44,263,417     9,660,596     7,232,087        2,313,377

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         5,136            2,043           377           310               99
Payable for units withdrawn                          --              366            --           181               --
Total liabilities                                 5,136            2,409           377           491               99

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         103,776,254       42,636,761     9,566,795     7,231,596        2,291,622
Variable annuity contract owners in the
annuitization period                          5,639,356        1,624,247        93,424            --           21,656
Net assets                                 $109,415,610      $44,261,008    $9,660,219    $7,231,596       $2,313,278

Investments in securities at cost           $83,692,436      $35,905,946   $10,380,072    $7,122,079       $2,235,652
Shares outstanding                            3,429,006        1,741,283     1,233,177       659,260          214,230

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                            Oppenheimer Variable Account Funds (continued)
-------------------------------------------------------------------------------------------------------
               Oppenheimer                  Oppenheimer                                  Oppenheimer
 Oppenheimer   Conservative  Oppenheimer   Discovery Mid  Oppenheimer                  Global Strategic
   Capital       Balanced    Conservative   Cap Growth   Discovery Mid   Oppenheimer        Income
 Appreciation   Fund/VA --     Balanced     Fund/VA --     Cap Growth       Global        Fund/VA--
  Fund/VA --   Non-Service    Fund/VA --    Non-Service    Fund/VA --     Fund/VA --     Non-Service
Service Shares    Shares    Service Shares    Shares     Service Shares Service Shares      Shares
-------------------------------------------------------------------------------------------------------

    $4,646,009  $10,842,213    $20,730,270   $24,387,570     $8,383,558    $85,413,000       $3,419,832
            --           --             --            --             --             --               --
            --           --         32,864            --             --             --               --
     4,646,009   10,842,213     20,763,134    24,387,570      8,383,558     85,413,000        3,419,832

           194          406          1,082           909            360          3,826              131
           476       59,070             --           111             40         25,985            9,384
           670       59,476          1,082         1,020            400         29,811            9,515

     4,645,339   10,657,678     19,339,248    24,176,930      8,383,158     83,251,842        3,354,842
            --      125,059      1,422,804       209,620             --      2,131,347           55,475
    $4,645,339  $10,782,737    $20,762,052   $24,386,550     $8,383,158    $85,383,189       $3,410,317

    $3,849,205   $9,716,607    $17,842,378   $16,476,144     $7,319,399    $61,278,363       $3,585,824
        84,642      681,044      1,319,559       289,604        104,965      1,821,950          666,634

                                                            Rydex Variable State Street Variable Insurance Series
        PIMCO Variable Insurance Trust (continued)              Trust               Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
                 Long-Term
                    U.S.           Low           Total
  High Yield     Government      Duration        Return                      Core Value
 Portfolio --   Portfolio --   Portfolio --   Portfolio --                     Equity              Income
Administrative Administrative Administrative Administrative   NASDAQ --    V.I.S. Fund --      V.I.S. Fund --
 Class Shares   Class Shares   Class Shares   Class Shares   100(R) Fund   Class 1 Shares      Class 1 Shares
-----------------------------------------------------------------------------------------------------------------

   $43,687,816    $34,608,846    $43,400,718   $218,730,663     $5,428,342            $--         $18,445,568
       181,058         67,641         42,323        350,399             --             --                  --
            --             --          4,820             --             --             --                  --
    43,868,874     34,676,487     43,447,861    219,081,062      5,428,342             --          18,445,568

         1,972          1,562          2,026          9,919            227             --                 758
        33,789         23,448             --          8,071          1,205             --                  26
        35,761         25,010          2,026         17,990          1,432             --                 784

    42,636,621     33,578,527     42,272,238    211,641,956      5,426,910             --          18,399,104
     1,196,492      1,072,950      1,173,597      7,421,116             --             --              45,680
   $43,833,113    $34,651,477    $43,445,835   $219,063,072     $5,426,910            $--         $18,444,784

   $42,717,599    $35,476,332    $43,930,791   $220,881,802     $4,338,087            $--         $18,615,790
     5,551,184      2,825,212      4,238,351     19,993,662        140,267             --           1,605,358

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


                                               State Street Variable Insurance Series Funds, Inc. (continued)
                                         --------------------------------------------------------------------------
                                            Premier
                                             Growth      Real Estate     S&P 500(R)     Small-Cap        Total
                                             Equity       Securities       Index          Equity         Return
                                             V.I.S.         V.I.S.         V.I.S.         V.I.S.         V.I.S.
                                            Fund --        Fund --        Fund --        Fund --        Fund --
                                         Class 1 Shares Class 1 Shares Class 1 Shares Class 1 Shares Class 1 Shares
-------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $30,382,609    $49,372,514   $158,942,041    $34,986,614   $841,621,920
Dividend receivable                                  --             --             --             --             --
Receivable for units sold                            --         33,514             --             --             --
Total assets                                 30,382,609     49,406,028    158,942,041     34,986,614    841,621,920

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         1,276          2,126          6,520          1,487         37,850
Payable for units withdrawn                       7,365             --         98,990          3,086         73,698
Total liabilities                                 8,641          2,126        105,510          4,573        111,548

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          30,191,087     48,353,709    158,344,115     34,906,292    444,177,496
Variable annuity contract owners in the
annuitization period                            182,881      1,050,193        492,416         75,749    397,332,876
Net assets                                  $30,373,968    $49,403,902   $158,836,531    $34,982,041   $841,510,372

Investments in securities at cost           $25,764,688    $52,726,905   $100,117,742    $32,413,511   $754,518,245
Shares outstanding                              306,184      4,007,509      3,604,945      2,375,194     42,207,719

                                           The Prudential Series Fund     Wells Fargo
                                                   (continued)           Variable Trust
                                         ------------------------------- --------------
                                                          SP Prudential   Wells Fargo
                                               SP             U.S.             VT
                                          International     Emerging         Omega
                                             Growth          Growth          Growth
                                          Portfolio --    Portfolio --      Fund --
                                         Class II Shares Class II Shares    Class 2
---------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)                 $891         $17,576     $8,040,501
Dividend receivable                                   --              --             --
Receivable for units sold                             --              --             --
Total assets                                         891          17,576      8,040,501

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                             --               1            338
Payable for units withdrawn                           --              --          9,908
Total liabilities                                     --               1         10,246

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                                  891          17,575      8,030,255
Variable annuity contract owners in the
annuitization period                                  --              --             --
Net assets                                          $891         $17,575     $8,030,255

Investments in securities at cost                   $803          $8,055     $7,227,708
Shares outstanding                                   114           1,260        288,087

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

State Street Variable Insurance Series
   Funds, Inc. (continued)                   The Alger Portfolios                  The Prudential Series Fund
------------------------------------------------------------------------------------------------------------------------
    Total                U.S.               Alger            Alger          Jennison
    Return              Equity            Large Cap        Small Cap          20/20                          Natural
    V.I.S.              V.I.S.              Growth           Growth           Focus         Jennison        Resources
   Fund --             Fund --           Portfolio --     Portfolio --    Portfolio --    Portfolio --    Portfolio --
Class 3 Shares      Class 1 Shares     Class I-2 Shares Class I-2 Shares Class II Shares Class II Shares Class II Shares
------------------------------------------------------------------------------------------------------------------------

  $615,804,544         $23,913,794          $28,031,078      $20,024,933      $6,143,485      $5,576,047     $34,452,187
            --                  --                   --               --              --              --              --
            --                  --                   --               --              --              --              --
   615,804,544          23,913,794           28,031,078       20,024,933       6,143,485       5,576,047      34,452,187

        32,336               1,005                1,127              801             263             237           1,606
       110,365               4,525                   94              551             527              42          53,103
       142,701               5,530                1,221            1,352             790             279          54,709

   546,522,425          23,435,981           27,889,838       19,887,726       6,142,695       5,566,793      32,780,710
    69,139,418             472,283              140,019          135,855              --           8,975       1,616,768
  $615,661,843         $23,908,264          $28,029,857      $20,023,581      $6,142,695      $5,575,768     $34,397,478

  $540,165,118         $20,603,165          $22,043,987      $19,985,153      $3,305,982      $3,843,849     $34,131,293
    30,976,084             541,036              455,050          829,190         205,605          93,904       1,322,033

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                                AB Variable Products Series Fund, Inc.
                                                       --------------------------------------------------------
                                                            AB            AB
                                                         Balanced       Global          AB            AB
                                                          Wealth       Thematic     Growth and   International
                                                         Strategy       Growth        Income         Value
                                         Consolidated  Portfolio --  Portfolio --  Portfolio --  Portfolio --
                                            Total        Class B       Class B       Class B        Class B
                                         ------------  ------------  ------------  ------------  -------------
                                          Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                         December 31,  December 31,  December 31,  December 31,  December 31,
                                             2017          2017          2017          2017          2017
---------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends              $89,722,522      $276,856       $12,314      $543,319       $703,433
Mortality and expense risk and
administrative charges (note 4a)           93,659,206       277,175        64,010       668,420        828,578
Net investment income (expense)            (3,936,684)         (319)      (51,696)     (125,101)      (125,145)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                  134,856,786       (30,854)      203,077     2,953,505      3,622,193
Change in unrealized appreciation
(depreciation)                            435,023,403     1,876,473       952,642       153,131      7,032,431
Capital gain distributions                147,665,651       126,002            --     3,763,756             --
Net realized and unrealized gain (loss)
on investments                            717,545,840     1,971,621     1,155,719     6,870,392     10,654,624

Increase (decrease) in net assets from
operations                               $713,609,156    $1,971,302    $1,104,023    $6,745,291    $10,529,479





                                             AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------------
                                             Invesco          Invesco          Invesco           Invesco
                                               V.I.            V.I.              V.I.             V.I.           Invesco
                                              Global        Government      International        Managed          V.I.
                                           Real Estate      Securities          Growth         Volatility      Technology
                                             Fund --          Fund --          Fund --           Fund --         Fund --
                                         Series II shares Series I shares  Series II shares  Series I shares Series I shares
                                         ---------------- ---------------  ----------------  --------------- ---------------
                                            Year Ended      Year Ended        Year Ended       Year Ended      Year Ended
                                           December 31,    December 31,      December 31,     December 31,    December 31,
                                               2017            2017              2017             2017            2017
----------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                       $7,365            $115          $631,687              $--             $--
Mortality and expense risk and
administrative charges (note 4a)                    4,548              40           792,910               --              --
Net investment income (expense)                     2,817              75          (161,223)              --              --

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                            3,766              (1)        1,460,137               --              --
Change in unrealized appreciation
(depreciation)                                     14,822             (13)        7,456,114               --              --
Capital gain distributions                          4,013              --                --               --              --
Net realized and unrealized gain (loss)
on investments                                     22,601             (14)        8,916,251               --              --

Increase (decrease) in net assets from
operations                                        $25,418             $61        $8,755,028              $--             $--

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

AB Variable Products Series
  Fund, Inc. (continued)                AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------
                                Invesco          Invesco                             Invesco          Invesco
     AB            AB            V.I.              V.I.            Invesco            V.I.              V.I.
 Large Cap     Small Cap       American          American            V.I.             Core           Equity and
   Growth        Growth        Franchise        Franchise          Comstock          Equity            Income
Portfolio --  Portfolio --      Fund --          Fund --           Fund --           Fund --          Fund --
  Class B       Class B     Series I shares  Series II shares  Series II shares  Series I shares  Series II shares
-------------------------------------------------------------------------------------------------------------------
 Year Ended    Year Ended     Year Ended        Year Ended        Year Ended       Year Ended        Year Ended
December 31,  December 31,   December 31,      December 31,      December 31,     December 31,      December 31,
    2017          2017           2017              2017              2017             2017              2017
-------------------------------------------------------------------------------------------------------------------

         $--           $--          $15,654               $--          $553,441         $979,265          $314,022

     315,695        92,323          188,065            79,258           746,421        1,617,269           402,123
    (315,695)      (92,323)        (172,411)          (79,258)         (192,980)        (638,004)          (88,101)

     789,156      (305,147)         443,287           279,258         6,555,646          731,816           415,575
   3,682,992     2,036,054          418,223           511,408        (3,671,387)       5,144,656         1,077,645
   1,192,055            --        1,526,786           413,919         1,212,461        4,905,132           392,210
   5,664,203     1,730,907        2,388,296         1,204,585         4,096,720       10,781,604         1,885,430

  $5,348,508    $1,638,584       $2,215,885        $1,125,327        $3,903,740      $10,143,600        $1,797,329

  AIM Variable
 Insurance Funds        American
(Invesco Variable        Century                                                                  BlackRock
Insurance Funds)        Variable                                                               Variable Series
   (continued)     Portfolios II, Inc.        American Century Variable Portfolios, Inc.         Funds, Inc.
----------------------------------------------------------------------------------------------------------------
     Invesco                                                                                      BlackRock
      V.I.                 VP                VP                                                   Advantage
      Value             Inflation         Income &        VP             VP            VP         U.S. Total
  Opportunities        Protection          Growth    International    Ultra(R)       Value          Market
     Fund --             Fund --          Fund --       Fund --       Fund --       Fund --      V.I. Fund --
Series II shares        Class II          Class I       Class I       Class I       Class I    Class III Shares
----------------------------------------------------------------------------------------------------------------
   Year Ended          Year Ended        Year Ended   Year Ended     Year Ended    Year Ended     Year Ended
  December 31,        December 31,      December 31, December 31,   December 31,  December 31,   December 31,
      2017                2017              2017         2017           2017          2017           2017
----------------------------------------------------------------------------------------------------------------

             $827             $999,952       $14,952        $4,877          $182        $1,110          $41,925

           86,381              675,321        12,110        10,596           876           978           76,315
          (85,554)             324,631         2,842        (5,719)         (694)          132          (34,390)

          (92,883)            (316,675)       35,220        30,842         4,421         1,447          384,333
          969,564              726,409        53,781       127,547         6,149         3,072         (960,764)
               --                   --        17,429            --         2,308            --        1,139,347
          876,681              409,734       106,430       158,389        12,878         4,519          562,916

         $791,127             $734,365      $109,272      $152,670       $12,184        $4,651         $528,526

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                        BlackRock Variable Series Funds, Inc. (continued)
                                                      -----------------------------------------------------
                                                                                             BlackRock
                                                         BlackRock         BlackRock         Large Cap
                                                           Basic             Global            Focus
                                                           Value           Allocation          Growth
                                                            V.I.              V.I.              V.I.
                                                          Fund --           Fund --           Fund --
                                                      Class III Shares  Class III Shares  Class III Shares
                                                      ----------------  ----------------  ----------------
                                                         Year Ended        Year Ended        Year Ended
                                                        December 31,      December 31,      December 31,
                                                            2017              2017              2017
------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                  $425,188        $3,461,469              $144

Mortality and expense risk and administrative charges
(note 4a)                                                      719,300         5,167,649            53,082
Net investment income (expense)                               (294,112)       (1,706,180)          (52,938)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                     1,508,241         2,108,688           117,033
Change in unrealized appreciation
(depreciation)                                                (812,724)       27,565,058            74,788
Capital gain distributions                                   1,386,547         3,154,966           661,700
Net realized and unrealized gain (loss)
on investments                                               2,082,064        32,828,712           853,521

Increase (decrease) in net assets from
operations                                                  $1,787,952       $31,122,532          $800,583

                                                      Columbia Funds Variable Series
                                                                Trust II
                                                      -----------------------------
                                                         Columbia
                                                         Variable       Variable
                                                       Portfolio --   Portfolio --
                                                          Select      Loomis Sayles
                                                      International      Growth
                                                      Equity Fund --     Fund --
                                                         Class 2         Class 1
                                                      --------------  -------------
                                                        Year Ended     Year Ended
                                                       December 31,   December 31,
                                                           2017           2017
------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                $294,358            $--

Mortality and expense risk and administrative charges
(note 4a)                                                    250,216        840,057
Net investment income (expense)                               44,142       (840,057)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                     294,450      2,354,943
Change in unrealized appreciation
(depreciation)                                             3,185,521     12,269,071
Capital gain distributions                                        --             --
Net realized and unrealized gain (loss)
on investments                                             3,479,971     14,624,014

Increase (decrease) in net assets from
operations                                                $3,524,113    $13,783,957

                                                                               Federated Insurance Series
                                                      ---------------------------------------------------------------
                                                        Federated       Federated
                                                           High            High                         Federated
                                                          Income          Income        Federated        Managed
                                                           Bond            Bond          Kaufmann       Tail Risk
                                                        Fund II --      Fund II --      Fund II --      Fund II --
                                                      Primary Shares  Service Shares  Service Shares  Primary Shares
                                                      --------------  --------------  --------------  --------------
                                                        Year Ended      Year Ended      Year Ended      Year Ended
                                                       December 31,    December 31,    December 31,    December 31,
                                                           2017            2017            2017            2017
----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                $802,158        $954,917             $--         $85,701

Mortality and expense risk and administrative charges
(note 4a)                                                    172,915         216,710         287,010          75,828
Net investment income (expense)                              629,243         738,207        (287,010)          9,873

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                      31,945          54,399         452,975        (144,286)
Change in unrealized appreciation
(depreciation)                                               (24,919)        (90,227)      2,058,351         598,990
Capital gain distributions                                        --              --       2,087,781              --
Net realized and unrealized gain (loss)
on investments                                                 7,026         (35,828)      4,599,107         454,704

Increase (decrease) in net assets from
operations                                                  $636,269        $702,379      $4,312,097        $464,577

                                                      -------------


                                                       Federated
                                                        Managed
                                                       Volatility
                                                        Fund II
                                                      ------------
                                                       Year Ended
                                                      December 31,
                                                          2017
------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                              $228,469

Mortality and expense risk and administrative charges
(note 4a)                                                   82,316
Net investment income (expense)                            146,153

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                    54,941
Change in unrealized appreciation
(depreciation)                                             665,679
Capital gain distributions                                      --
Net realized and unrealized gain (loss)
on investments                                             720,620

Increase (decrease) in net assets from
operations                                                $866,773

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Deutsche Variable                                                                                     Eaton Vance
    Series I         Deutsche Variable Series II                        Dreyfus                      Variable Trust
--------------------------------------------------------------------------------------------------------------------
                                                      Dreyfus        Dreyfus
                                      Deutsche       Investment      Variable       The Dreyfus
    Deutsche          Deutsche         Small         Portfolios     Investment      Sustainable
     Capital          CROCI(R)        Mid Cap          MidCap        Fund --            U.S.               VT
     Growth             U.S.           Value           Stock        Government         Equity        Floating-Rate
     VIP --            VIP --          VIP --       Portfolio --   Money Market  Portfolio, Inc. --      Income
 Class B Shares    Class B Shares  Class B Shares  Initial Shares   Portfolio      Initial Shares         Fund
--------------------------------------------------------------------------------------------------------------------
   Year Ended        Year Ended      Year Ended      Year Ended     Year Ended       Year Ended        Year Ended
  December 31,      December 31,    December 31,    December 31,   December 31,     December 31,      December 31,
      2017              2017            2017            2017           2017             2017              2017
--------------------------------------------------------------------------------------------------------------------

              $42            $593             $47          $1,120        $2,691             $68,651      $1,527,903

              135             912             215           1,537        12,760              92,324         752,570
              (93)           (319)           (168)           (417)      (10,069)            (23,673)        775,333

               42           1,486           1,955           1,505            --              28,177          83,330
            1,318           7,946          (1,055)         11,000            --             368,997         (41,051)
              694              --             284           1,655            --             394,652              --
            2,054           9,432           1,184          14,160            --             791,826          42,279

           $1,961          $9,113          $1,016         $13,743      $(10,069)           $768,153        $817,612

                                 Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------
                                                                                       VIP
     VIP             VIP                                                             Dynamic
    Asset           Asset             VIP             VIP             VIP            Capital           VIP
 Manager/SM/     Manager/SM/       Balanced      Contrafund(R)   Contrafund(R)    Appreciation    Equity-Income
Portfolio --    Portfolio --     Portfolio --    Portfolio --    Portfolio --     Portfolio --    Portfolio --
Initial Class  Service Class 2  Service Class 2  Initial Class  Service Class 2  Service Class 2  Initial Class
---------------------------------------------------------------------------------------------------------------
 Year Ended      Year Ended       Year Ended      Year Ended      Year Ended       Year Ended      Year Ended
December 31,    December 31,     December 31,    December 31,    December 31,     December 31,    December 31,
    2017            2017             2017            2017            2017             2017            2017
---------------------------------------------------------------------------------------------------------------

     $817,875         $101,620         $866,425     $1,034,203       $1,087,883          $14,975     $1,395,182

      546,513          123,144        1,284,741      1,514,887        2,263,274           36,801      1,150,034
      271,362          (21,524)        (418,316)      (480,684)      (1,175,391)         (21,826)       245,148

       98,303          (14,473)       1,656,279      5,271,110        5,532,883           86,529      1,059,403
      (32,575)         (57,852)       6,000,747      9,014,818       13,474,659          249,855      5,943,354
    5,017,973          836,573        1,786,068      5,653,190        7,290,931          159,055      1,748,239
    5,083,701          764,248        9,443,094     19,939,118       26,298,473          495,439      8,750,996

   $5,355,063         $742,724       $9,024,778    $19,458,434      $25,123,082         $473,613     $8,996,144

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Fidelity(R) Variable Insurance Products Fund (continued)
                                         --------------------------------------------------------------------------------
                                                               VIP             VIP             VIP             VIP
                                               VIP          Growth &        Growth &         Growth          Growth
                                          Equity-Income      Income          Income       Opportunities   Opportunities
                                          Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                                         Service Class 2  Initial Class  Service Class 2  Initial Class  Service Class 2
                                         ---------------  -------------  ---------------  -------------  ---------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                          December 31,    December 31,    December 31,    December 31,    December 31,
                                              2017            2017            2017            2017            2017
-------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                  $1,114,279       $255,904         $196,684        $29,196           $4,242
Mortality and expense risk and
administrative charges (note 4a)               1,126,329        295,224          288,721        140,779           61,733
Net investment income (expense)                  (12,050)       (39,320)         (92,037)      (111,583)         (57,491)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                         964,680        997,758          873,126        604,602           91,748
Change in unrealized appreciation
(depreciation)                                 5,448,613      1,477,534        1,336,341        946,810          514,295
Capital gain distributions                     1,275,369        502,950          448,819      1,256,491          572,056
Net realized and unrealized gain (loss)
on investments                                 7,688,662      2,978,242        2,658,286      2,807,903        1,178,099

Increase (decrease) in net assets from
operations                                    $7,676,612     $2,938,922       $2,566,249     $2,696,320       $1,120,608


                                                     Franklin Templeton Variable Insurance Products Trust
                                         -----------------------------------------------------------------------------
                                            Franklin
                                            Founding                       Franklin        Franklin
                                             Funds          Franklin      Large Cap         Mutual        Templeton
                                           Allocation        Income         Growth          Shares         Foreign
                                          VIP Fund --     VIP Fund --    VIP Fund --     VIP Fund --     VIP Fund --
                                         Class 2 Shares  Class 2 Shares Class 2 Shares  Class 2 Shares  Class 1 Shares
                                         --------------  -------------- --------------  --------------  --------------
                                           Year Ended      Year Ended     Year Ended      Year Ended      Year Ended
                                          December 31,    December 31,   December 31,    December 31,    December 31,
                                              2017            2017           2017            2017            2017
----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                 $1,907,139     $12,904,418         $1,083        $357,408        $197,705
Mortality and expense risk and
administrative charges (note 4a)              1,356,131       6,134,236          2,650         248,046         105,111
Net investment income (expense)                 551,008       6,770,182         (1,567)        109,362          92,594

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       (183,017)      2,693,829          4,445         462,665          27,490
Change in unrealized appreciation
(depreciation)                                3,495,190      13,213,794         23,700        (169,534)        911,438
Capital gain distributions                    2,939,896              --         13,843         648,153              --
Net realized and unrealized gain (loss)
on investments                                6,252,069      15,907,623         41,988         941,284         938,928

Increase (decrease) in net assets from
operations                                   $6,803,077     $22,677,805        $40,421      $1,050,646      $1,031,522

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------------
                                      VIP                                                            VIP
     VIP             VIP          Investment          VIP             VIP             VIP           Value
   Growth          Growth         Grade Bond        Mid Cap         Mid Cap        Overseas      Strategies
Portfolio --    Portfolio --     Portfolio --    Portfolio --    Portfolio --    Portfolio --   Portfolio --
Initial Class  Service Class 2  Service Class 2  Initial Class  Service Class 2  Initial Class Service Class 2
---------------------------------------------------------------------------------------------------------------
 Year Ended      Year Ended       Year Ended      Year Ended      Year Ended      Year Ended     Year Ended
December 31,    December 31,     December 31,    December 31,    December 31,    December 31,   December 31,
    2017            2017             2017            2017            2017            2017           2017
---------------------------------------------------------------------------------------------------------------

     $129,415          $14,107       $2,757,529            $85         $623,339       $238,147         $32,806

      806,606          284,097        2,210,200             90        2,115,544        230,771          40,399
     (677,191)        (269,990)         547,329             (5)      (1,492,205)         7,376          (7,593)

    3,967,887        1,211,803         (450,784)            30        3,510,520        521,065          74,076
    9,302,913        2,722,801        2,167,226          1,640       14,009,816      3,667,489        (295,632)
    4,289,384        1,266,200          615,806            527        6,328,394         15,545         655,723
   17,560,184        5,200,804        2,332,248          2,197       23,848,730      4,204,099         434,167

  $16,882,993       $4,930,814       $2,879,577         $2,192      $22,356,525     $4,211,475        $426,574

Franklin Templeton Variable Insurance Products Trust                                                  JPMorgan
                 (continued)                            Goldman Sachs Variable Insurance Trust     Insurance Trust
-------------------------------------------------------------------------------------------------------------------
                                                     Goldman Sachs                                    JPMorgan
                    Templeton                          Government    Goldman Sachs  Goldman Sachs     Insurance
  Templeton           Global          Templeton          Money         Large Cap       Mid Cap          Trust
   Foreign             Bond             Growth           Market      Value Fund --  Value Fund --     Core Bond
 VIP Fund --       VIP Fund --       VIP Fund --        Fund --      Institutional  Institutional   Portfolio --
Class 2 Shares    Class 1 Shares    Class 2 Shares   Service Shares     Shares         Shares          Class 1
-------------------------------------------------------------------------------------------------------------------
  Year Ended        Year Ended        Year Ended       Year Ended     Year Ended     Year Ended      Year Ended
 December 31,      December 31,      December 31,     December 31,   December 31,   December 31,    December 31,
     2017              2017              2017             2017           2017           2017            2017
-------------------------------------------------------------------------------------------------------------------

       $17,581               $--          $179,555         $669,145       $115,935       $289,132          $91,025

        14,160            85,021           173,665        2,061,646        105,906        700,589           65,776
         3,421           (85,021)            5,890       (1,392,501)        10,029       (411,457)          25,249

        19,505           (45,336)          251,449               --        (30,095)     1,143,437          (14,160)
        88,903           180,925         1,412,343               --       (620,050)     1,052,214           52,481
            --            20,084                --               --      1,214,491      2,171,291               --
       108,408           155,673         1,663,792               --        564,346      4,366,942           38,321

      $111,829           $70,652        $1,669,682      $(1,392,501)      $574,375     $3,955,485          $63,570

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                  Janus Aspen
                                                                 JPMorgan Insurance Trust (continued)               Series
                                                      ---------------------------------------------------------- -------------
                                                         JPMorgan       JPMorgan       JPMorgan      JPMorgan        Janus
                                                        Insurance       Insurance     Insurance     Insurance      Henderson
                                                      Trust Intrepid  Trust Mid Cap  Trust Small    Trust U.S.     Balanced
                                                         Mid Cap          Value        Cap Core       Equity     Portfolio --
                                                       Portfolio --   Portfolio --   Portfolio --  Portfolio --  Institutional
                                                         Class 1         Class 1       Class 1       Class 1        Shares
                                                      --------------  -------------  ------------  ------------  -------------
                                                       Period from     Year Ended     Year Ended    Year Ended    Year Ended
                                                       January 1 to   December 31,   December 31,  December 31,  December 31,
                                                       May 19, 2017       2017           2017          2017          2017
------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                     $--         $2,439          $711       $10,367     $1,150,156

Mortality and expense risk and administrative charges
(note 4a)                                                      1,973          4,306         4,154        21,886      1,032,369
Net investment income (expense)                               (1,973)        (1,867)       (3,443)      (11,519)       117,787

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                      32,261          9,475        16,423       100,473      2,439,512
Change in unrealized appreciation
(depreciation)                                               (17,707)         5,550        13,006       116,687      8,532,626
Capital gain distributions                                        --         13,603         1,562        11,652        146,950
Net realized and unrealized gain (loss)
on investments                                                14,554         28,628        30,991       228,812     11,119,088

Increase (decrease) in net assets from
operations                                                   $12,581        $26,761       $27,548      $217,293    $11,236,875

                                                                             Janus Aspen Series (continued)
                                                      --------------------------------------------------------------
                                                          Janus           Janus           Janus
                                                        Henderson       Henderson       Henderson        Janus
                                                          Global          Global        Overseas       Henderson
                                                         Research       Technology    Portfolio --      Overseas
                                                       Portfolio --    Portfolio --   Institutional   Portfolio --
                                                      Service Shares  Service Shares     Shares      Service Shares
                                                      --------------  --------------  -------------  --------------
                                                        Year Ended      Year Ended     Year Ended      Year Ended
                                                       December 31,    December 31,   December 31,    December 31,
                                                           2017            2017           2017            2017
---------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                                 $24,523         $33,893       $376,651         $39,436

Mortality and expense risk and administrative charges
(note 4a)                                                     55,333         111,667        333,754          39,113
Net investment income (expense)                              (30,810)        (77,774)        42,897             323

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                     261,371         708,180     (1,392,153)        (34,706)
Change in unrealized appreciation
(depreciation)                                               558,030       1,547,467      7,169,264         669,836
Capital gain distributions                                        --         433,855             --              --
Net realized and unrealized gain (loss)
on investments                                               819,401       2,689,502      5,777,111         635,130

Increase (decrease) in net assets from
operations                                                  $788,591      $2,611,728     $5,820,008        $635,453

                                                      ---------------
                                                          Janus
                                                        Henderson
                                                        Research
                                                      Portfolio --
                                                      Institutional
                                                         Shares
                                                      -------------
                                                       Year Ended
                                                      December 31,
                                                          2017
--------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                               $166,225

Mortality and expense risk and administrative charges
(note 4a)                                                   604,098
Net investment income (expense)                            (437,873)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                  1,949,963
Change in unrealized appreciation
(depreciation)                                            7,964,108
Capital gain distributions                                  406,828
Net realized and unrealized gain (loss)
on investments                                           10,320,899

Increase (decrease) in net assets from
operations                                               $9,883,026

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Janus Aspen Series (continued)
-------------------------------------------------------------------------------------------------------------
                    Janus                          Janus          Janus                           Janus
    Janus         Henderson        Janus         Henderson      Henderson        Janus          Henderson
  Henderson      Enterprise      Henderson     Flexible Bond      Forty        Henderson     Global Research
   Balanced     Portfolio --     Enterprise    Portfolio --   Portfolio --       Forty        Portfolio --
 Portfolio --   Institutional   Portfolio --   Institutional  Institutional   Portfolio --    Institutional
Service Shares     Shares      Service Shares     Shares         Shares      Service Shares      Shares
-------------------------------------------------------------------------------------------------------------
  Year Ended     Year Ended      Year Ended     Year Ended     Year Ended      Year Ended      Year Ended
 December 31,   December 31,    December 31,   December 31,   December 31,    December 31,    December 31,
     2017           2017            2017           2017           2017            2017            2017
-------------------------------------------------------------------------------------------------------------

    $1,444,349       $293,767         $28,182       $352,933            $--             $--         $347,726

     1,877,281        675,539          80,811        183,751        513,090         335,849          596,342
      (432,932)      (381,772)        (52,629)       169,182       (513,090)       (335,849)        (248,616)

     3,184,487      3,463,502         287,130       (150,802)       717,126         191,593        2,415,529
    12,735,340      4,906,631         609,565        265,123      6,556,257       5,144,342        7,424,646
       203,380      2,779,409         327,771             --      1,870,160         726,213               --
    16,123,207     11,149,542       1,224,466        114,321      9,143,543       6,062,148        9,840,175

   $15,690,275    $10,767,770      $1,171,837       $283,503     $8,630,453      $5,726,299       $9,591,559

   Janus Aspen
Series (continued)        Legg Mason Partners Variable Equity Trust        MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------
                    ClearBridge   ClearBridge  ClearBridge   ClearBridge
      Janus           Variable      Variable     Variable      Variable        MFS(R)         MFS(R) New
    Henderson        Aggressive     Dividend     Dividend     Large Cap       Investors       Discovery
     Research          Growth       Strategy     Strategy       Value      Trust Series --    Series --
   Portfolio --     Portfolio --  Portfolio -- Portfolio --  Portfolio --      Service         Service
  Service Shares      Class II      Class I      Class II      Class I      Class Shares     Class Shares
----------------------------------------------------------------------------------------------------------
    Year Ended       Year Ended    Year Ended   Year Ended    Year Ended     Year Ended       Year Ended
   December 31,     December 31,  December 31, December 31,  December 31,   December 31,     December 31,
       2017             2017          2017         2017          2017           2017             2017
----------------------------------------------------------------------------------------------------------

            $8,646       $16,436       $70,611     $126,247      $226,033          $30,636            $--

            56,267       120,010        70,023      163,456       237,100           86,631        214,007
           (47,621)     (103,574)          588      (37,209)      (11,067)         (55,995)      (214,007)

           220,485       184,040       266,685      312,940       452,676          256,182        167,558
           610,285       503,861       510,179    1,160,446     1,030,284          651,866      2,784,673
            35,074       427,531            --           --       484,666          219,532        282,065
           865,844     1,115,432       776,864    1,473,386     1,967,626        1,127,580      3,234,296

          $818,223    $1,011,858      $777,452   $1,436,177    $1,956,559       $1,071,585     $3,020,289

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                                   Oppenheimer
                                                      MFS(R) Variable Insurance Trust  MFS(R) Variable Insurance    Variable
                                                             (continued)                       Trust II           Account Funds
                                                      ------------------------------- --------------------------- -------------
                                                                                         MFS(R)
                                                                                      Massachusetts     MFS(R)     Oppenheimer
                                                      MFS(R) Total       MFS(R)         Investors     Strategic      Capital
                                                         Return        Utilities      Growth Stock      Income    Appreciation
                                                       Series --       Series --      Portfolio --   Portfolio --  Fund/VA --
                                                        Service         Service          Service       Service     Non-Service
                                                      Class Shares    Class Shares    Class Shares   Class Shares    Shares
                                                      --------------- --------------- -------------  ------------ -------------
                                                       Year Ended      Year Ended      Year Ended     Year Ended   Year Ended
                                                      December 31,    December 31,    December 31,   December 31, December 31,
                                                          2017            2017            2017           2017         2017
--------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                            $1,018,905        $646,253          $33,409        $1,386       $66,569

Mortality and expense risk and administrative charges
(note 4a)                                                  900,084         256,798          125,728           462       398,851
Net investment income (expense)                            118,821         389,455          (92,319)          924      (332,282)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                 1,170,514         418,144            1,211            95     1,188,652
Change in unrealized appreciation
(depreciation)                                           1,909,747       1,243,268        1,512,665           380     3,023,815
Capital gain distributions                               1,307,932              --          417,438            --     2,534,406
Net realized and unrealized gain (loss)
on investments                                           4,388,193       1,661,412        1,931,314           475     6,746,873

Increase (decrease) in net assets from
operations                                              $4,507,014      $2,050,867       $1,838,995        $1,399    $6,414,591


                                                      Oppenheimer Variable Account Funds (continued)
                                                      ---------------------------------------------
                                                                                       Oppenheimer
                                                                        Oppenheimer    Total Return
                                                       Oppenheimer      Main Street        Bond
                                                       Main Street       Small Cap      Fund/VA --
                                                        Fund/VA --     Fund(R)/VA --   Non-Service
                                                      Service Shares   Service Shares     Shares
                                                      --------------   --------------  ------------

                                                        Year Ended       Year Ended     Year Ended
                                                       December 31,     December 31,   December 31,
                                                           2017             2017           2017
-----------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                              $1,160,544         $310,553      $243,805

Mortality and expense risk and administrative charges
(note 4a)                                                  1,903,831          785,429       142,652
Net investment income (expense)                             (743,287)        (474,876)      101,153

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                   5,512,937        3,014,408      (151,248)
Change in unrealized appreciation
(depreciation)                                             8,775,146          278,650       360,851
Capital gain distributions                                 1,903,483        2,589,921            --
Net realized and unrealized gain (loss)
on investments                                            16,191,566        5,882,979       209,603

Increase (decrease) in net assets from
operations                                               $15,448,279       $5,408,103      $310,756

                                                      PIMCO Variable Insurance Trust
                                                      -----------------------------
                                                                     Foreign Bond
                                                                      Portfolio
                                                       All Asset     (U.S. Dollar
                                                      Portfolio --    Hedged) --
                                                        Advisor     Administrative
                                                      Class Shares   Class Shares
                                                      ------------- ---------------

                                                       Year Ended     Year Ended
                                                      December 31,   December 31,
                                                          2017           2017
------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                              $347,559        $113,246

Mortality and expense risk and administrative charges
(note 4a)                                                  125,955          44,010
Net investment income (expense)                            221,604          69,236

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                                    19,516          58,734
Change in unrealized appreciation
(depreciation)                                             639,404         (96,164)
Capital gain distributions                                      --              --
Net realized and unrealized gain (loss)
on investments                                             658,920         (37,430)

Increase (decrease) in net assets from
operations                                                $880,524         $31,806

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                      Oppenheimer Variable Account Funds (continued)
--------------------------------------------------------------------------------------------------------------------------

 Oppenheimer       Oppenheimer      Oppenheimer       Oppenheimer       Oppenheimer                       Oppenheimer
   Capital         Conservative     Conservative     Discovery Mid     Discovery Mid    Oppenheimer     Global Strategic
 Appreciation        Balanced         Balanced         Cap Growth        Cap Growth        Global            Income
  Fund/VA --        Fund/VA --       Fund/VA --        Fund/VA --        Fund/VA --      Fund/VA --        Fund/VA --
Service Shares  Non-Service Shares Service Shares  Non-Service Shares  Service Shares  Service Shares  Non-Service Shares
--------------------------------------------------------------------------------------------------------------------------
  Year Ended        Year Ended       Year Ended        Year Ended        Year Ended      Year Ended        Year Ended
 December 31,      December 31,     December 31,      December 31,      December 31,    December 31,      December 31,
     2017              2017             2017              2017              2017            2017              2017
--------------------------------------------------------------------------------------------------------------------------

          $430            $215,786       $370,046              $7,376             $--        $587,192             $86,707

        71,621             149,690        407,644             321,707         113,477       1,270,910              52,134
       (71,191)             66,096        (37,598)           (314,331)       (113,477)       (683,718)             34,573

       114,391             157,609        521,323           1,244,852          92,196       4,116,053             (55,124)
       538,823             606,417        946,247           2,326,532         998,578      19,355,389             196,897
       428,079                  --             --           2,422,955         753,459              --                  --
     1,081,293             764,026      1,467,570           5,994,339       1,844,233      23,471,442             141,773

    $1,010,102            $830,122     $1,429,972          $5,680,008      $1,730,756     $22,787,724            $176,346

                                                               Rydex Variable  State Street Variable Insurance Series
          PIMCO Variable Insurance Trust (continued)               Trust                 Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
                                                                                    Core
               Long-Term U.S.                                                      Value
  High Yield     Government     Low Duration    Total Return                       Equity              Income
 Portfolio --   Portfolio --    Portfolio --    Portfolio --                       V.I.S.              V.I.S.
Administrative Administrative  Administrative  Administrative    NASDAQ --        Fund --             Fund --
 Class Shares   Class Shares    Class Shares    Class Shares    100(R) Fund    Class 1 Shares      Class 1 Shares
---------------------------------------------------------------------------------------------------------------------
                                                                                Period from
  Year Ended     Year Ended      Year Ended      Year Ended      Year Ended     January 1 to         Year Ended
 December 31,   December 31,    December 31,    December 31,    December 31,     April 28,          December 31,
     2017           2017            2017            2017            2017            2017                2017
---------------------------------------------------------------------------------------------------------------------

    $2,256,774       $777,943        $589,187      $4,634,271             $--             $--            $390,080

       758,283        588,694         743,652       3,791,167          86,237          58,782             297,130
     1,498,491        189,249        (154,465)        843,104         (86,237)        (58,782)             92,950

       284,987       (639,158)       (125,407)     (1,047,592)        319,429         666,867             (11,711)
       464,066      2,975,978         121,643       7,643,842         841,249        (275,868)            279,925
            --             --              --              --         424,026         128,679                  --
       749,053      2,336,820          (3,764)      6,596,250       1,584,704         519,678             268,214

    $2,247,544     $2,526,069       $(158,229)     $7,439,354      $1,498,467        $460,896            $361,164

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                State Street Variable Insurance Series Funds, Inc. (continued)
                                         -----------------------------------------------------------------------------
                                            Premier           Real            S&P
                                             Growth          Estate          500(R)       Small-Cap         Total
                                             Equity        Securities        Index          Equity          Return
                                             V.I.S.          V.I.S.          V.I.S.         V.I.S.          V.I.S.
                                            Fund --         Fund --         Fund --        Fund --         Fund --
                                         Class 1 Shares  Class 1 Shares  Class 1 Shares Class 1 Shares  Class 1 Shares
                                         --------------  --------------  -------------- --------------  --------------
                                           Year Ended      Year Ended      Year Ended     Year Ended      Year Ended
                                          December 31,    December 31,    December 31,   December 31,    December 31,
                                              2017            2017            2017           2017            2017
----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                    $93,476        $834,127      $2,689,060            $--     $16,433,759
Mortality and expense risk and
administrative charges (note 4a)                454,560         844,730       2,267,005        539,787      13,361,856
Net investment income (expense)                (361,084)        (10,603)        422,055       (539,787)      3,071,903

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        959,616        (840,891)      9,199,814        839,785      13,452,134
Change in unrealized appreciation
(depreciation)                                3,335,297       1,030,534      12,548,912        119,470      66,189,774
Capital gain distributions                    3,010,676       2,060,173       5,367,168      3,254,278      22,006,309
Net realized and unrealized gain (loss)
on investments                                7,305,589       2,249,816      27,115,894      4,213,533     101,648,217

Increase (decrease) in net assets from
operations                                   $6,944,505      $2,239,213     $27,537,949     $3,673,746    $104,720,120

                                            The Prudential Series Fund      Wells Fargo
                                                    (continued)            Variable Trust
                                         --------------------------------- --------------
                                               SP          SP Prudential    Wells Fargo
                                          International    U.S. Emerging      VT Omega
                                             Growth           Growth           Growth
                                          Portfolio --     Portfolio --       Fund --
                                         Class II Shares  Class II Shares     Class 2
                                         ---------------  ---------------  --------------
                                           Year Ended       Year Ended       Year Ended
                                          December 31,     December 31,     December 31,
                                              2017             2017             2017
------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                         $--              $--            $297
Mortality and expense risk and
administrative charges (note 4a)                      17              257          71,028
Net investment income (expense)                      (17)            (257)        (70,731)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                              (9)             337          (2,811)
Change in unrealized appreciation
(depreciation)                                       356            2,915       1,203,777
Capital gain distributions                            --               --          75,637
Net realized and unrealized gain (loss)
on investments                                       347            3,252       1,276,603

Increase (decrease) in net assets from
operations                                          $330           $2,995      $1,205,872

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

State Street Variable Insurance Series
    Funds, Inc. (continued)                   The Alger Portfolios                     The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------------------------

    Total                U.S.               Alger             Alger           Jennison
    Return              Equity            Large Cap         Small Cap           20/20                            Natural
    V.I.S.              V.I.S.              Growth            Growth            Focus          Jennison         Resources
   Fund --             Fund --           Portfolio --      Portfolio --     Portfolio --     Portfolio --     Portfolio --
Class 3 Shares      Class 1 Shares     Class I-2 Shares  Class I-2 Shares  Class II Shares  Class II Shares  Class II Shares
-----------------------------------------------------------------------------------------------------------------------------
  Year Ended          Year Ended          Year Ended        Year Ended       Year Ended       Year Ended       Year Ended
 December 31,        December 31,        December 31,      December 31,     December 31,     December 31,     December 31,
     2017                2017                2017              2017             2017             2017             2017
-----------------------------------------------------------------------------------------------------------------------------

   $10,485,233            $179,813                  $--               $--              $--              $--              $--

    12,329,160             365,339              399,412           280,757           90,934           75,691          527,163
    (1,843,927)           (185,526)            (399,412)         (280,757)         (90,934)         (75,691)        (527,163)

    22,170,390             829,053            1,196,748          (536,291)         642,170          293,457         (783,024)
    42,836,420             548,539            3,052,834         5,422,799          884,555        1,199,674        1,545,754
    16,199,540           2,763,690            2,536,803                --               --               --               --
    81,206,350           4,141,282            6,786,385         4,886,508        1,526,725        1,493,131          762,730

   $79,362,423          $3,955,756           $6,386,973        $4,605,751       $1,435,791       $1,417,440         $235,567

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                               AB Variable Products Series Fund, Inc.
                                                                         ---------------------------------------------------
                                                                                    AB                        AB
                                                                              Balanced Wealth           Global Thematic
                                                  Consolidated             Strategy Portfolio --      Growth Portfolio --
                                                      Total                       Class B                   Class B
                                         ------------------------------- ------------------------- -------------------------
                                           Year ended      Year ended     Year ended   Year ended   Year ended   Year ended
                                          December 31,    December 31,   December 31, December 31, December 31, December 31,
                                              2017            2016           2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(3,936,684)     $1,234,566        $(319)    $(23,983)    $(51,696)    $(34,789)
Net realized gain (loss) on investments     134,856,786      59,788,061      (30,854)    (395,833)     203,077       89,866
Change in unrealized appreciation
(depreciation) on investments               435,023,403      24,449,029    1,876,473     (371,062)     952,642     (129,442)
Capital gain distribution                   147,665,651     192,886,914      126,002    1,046,543           --           --
Increase (decrease) in net assets from
operations                                  713,609,156     278,358,570    1,971,302      255,665    1,104,023      (74,365)

From capital transactions (note 4):
Net premiums                                 17,507,885      22,598,343       19,874       95,581          120        1,699
Death benefits                             (120,399,647)    (94,392,812)     (73,278)        (592)       4,461           --
Surrenders                                 (625,505,833)   (626,826,621)  (1,578,637)  (1,862,779)    (406,570)    (175,612)
Administrative expenses                     (22,702,881)    (23,591,769)    (106,744)    (115,170)     (16,846)     (10,634)
Transfers between subaccounts
(including fixed account), net               (3,382,923)     67,041,827     (524,762)   1,019,688    2,228,248     (225,897)
Increase (decrease) in net assets from
capital transactions                       (754,483,399)   (655,171,032)  (2,263,547)    (863,272)   1,809,413     (410,444)
Increase (decrease) in net assets           (40,874,243)   (376,812,462)    (292,245)    (607,607)   2,913,436     (484,809)
Net assets at beginning of year           5,619,295,708   5,996,108,170   15,601,485   16,209,092    2,137,936    2,622,745
Net assets at end of year                $5,578,421,465  $5,619,295,708  $15,309,240  $15,601,485   $5,051,372   $2,137,936

Change in units (note 5):
Units purchased                              57,528,786     123,410,924       25,018      719,974      136,930        7,799
Units redeemed                             (101,667,120)   (162,964,491)    (207,650)    (805,429)     (42,248)     (34,922)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (44,138,334)    (39,553,567)    (182,632)     (85,455)      94,682      (27,123)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                          AB Variable Products Series Fund, Inc. (continued)
----------------------------------------------------------------------------------------------------------
           AB                          AB                        AB                        AB
       Growth and                 International               Large Cap                 Small Cap
   Income Portfolio --         Value Portfolio --        Growth Portfolio --       Growth Portfolio --
         Class B                     Class B                   Class B                   Class B
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


  $(125,101)     $(306,968)   $(125,145)   $(322,539)   $(315,695)   $(313,278)    $(92,323)    $(89,426)
  2,953,505      2,472,368    3,622,193   (1,101,255)     789,156    1,692,984     (305,147)    (585,290)
    153,131       (997,718)   7,032,431    1,409,451    3,682,992   (3,955,782)   2,036,054     (963,612)
  3,763,756      2,597,168           --           --    1,192,055    2,232,524           --    1,841,984
  6,745,291      3,764,850   10,529,479      (14,343)   5,348,508     (343,552)   1,638,584      203,656

     36,458         29,937       74,807      172,012      480,452      347,988       38,748       83,097
   (623,709)      (341,838)    (124,859)    (124,449)    (272,151)     (29,277)     (21,671)      (4,851)
 (4,262,541)    (4,947,035)  (5,625,385)  (7,023,627)  (1,869,212)  (1,456,973)    (669,272)    (683,814)
   (100,453)       (97,472)    (368,035)    (512,727)     (82,193)     (77,776)     (24,615)     (25,022)
     49,543       (518,603) (39,899,627)  18,191,033      (71,892)  (7,731,017)     (43,430)    (492,954)
 (4,900,702)    (5,875,011) (45,943,099)  10,702,242   (1,814,996)  (8,947,055)    (720,240)  (1,123,544)
  1,844,589     (2,110,161) (35,413,620)  10,687,899    3,533,512   (9,290,607)     918,344     (919,888)
 43,002,610     45,112,771   72,814,229   62,126,330   18,786,360   28,076,967    5,645,825    6,565,713
$44,847,199    $43,002,610  $37,400,609  $72,814,229  $22,319,872  $18,786,360   $6,564,169   $5,645,825

    210,792        118,806      369,881    5,082,632      122,883      572,410       50,004       36,823
   (436,938)      (414,494)  (6,691,625)  (3,031,196)    (243,070)  (1,379,050)     (86,839)    (105,179)
   (226,146)      (295,688)  (6,321,744)   2,051,436     (120,187)    (806,640)     (36,835)     (68,356)

 AIM Variable Insurance
 Funds (Invesco Variable
    Insurance Funds)
-------------------------
         Invesco
      V.I. American
    Franchise Fund --
     Series I shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


  $(172,411)   $(107,558)
    443,287      266,686
    418,223     (764,106)
  1,526,786      626,182
  2,215,885       21,204

    182,199        1,440
   (132,667)     (40,388)
   (999,681)    (546,756)
    (44,376)     (17,601)
 14,400,719     (138,928)
 13,406,194     (742,233)
 15,622,079     (721,029)
  6,856,089    7,577,118
$22,478,168   $6,856,089

    864,141        7,428
   (112,236)     (60,139)
    751,905      (52,711)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------
                                                  Invesco                   Invesco                   Invesco
                                               V.I. American             V.I. Comstock               V.I. Core
                                             Franchise Fund --              Fund --               Equity Fund --
                                             Series II shares          Series II shares           Series I shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(79,258)    $(73,776)   $(192,980)    $185,906    $(638,004)   $(143,213)
Net realized gain (loss) on investments      279,258      427,212    6,555,646    1,847,323      731,816      285,867
Change in unrealized appreciation
(depreciation) on investments                511,408     (763,550)  (3,671,387)   3,448,031    5,144,656   (2,597,314)
Capital gain distribution                    413,919      430,171    1,212,461    6,649,481    4,905,132    6,186,893
Increase (decrease) in net assets from
operations                                 1,125,327       20,057    3,903,740   12,130,741   10,143,600    3,732,233

From capital transactions (note 4):
Net premiums                                      --        1,142       63,132      119,310      203,841      113,319
Death benefits                                (1,236)      (5,219)     (98,361)    (151,430)    (218,921)     (61,800)
Surrenders                                  (335,908)    (477,482)  (4,941,334)  (5,155,723) (10,735,368)  (5,466,587)
Administrative expenses                      (17,700)     (15,668)    (265,741)    (358,473)    (779,928)    (378,621)
Transfers between subaccounts
(including fixed account), net                69,701     (101,814) (54,396,541)  48,396,620    5,385,983   83,548,039
Increase (decrease) in net assets from
capital transactions                        (285,143)    (599,041) (59,638,845)  42,850,304   (6,144,393)  77,754,350
Increase (decrease) in net assets            840,184     (578,984) (55,735,105)  54,981,045    3,999,207   81,486,583
Net assets at beginning of year            4,636,504    5,215,488   85,075,799   30,094,754   90,251,654    8,765,071
Net assets at end of year                 $5,476,688   $4,636,504  $29,340,694  $85,075,799  $94,250,861  $90,251,654

Change in units (note 5):
Units purchased                                7,972       11,538      208,023    4,228,220      866,805    6,364,540
Units redeemed                               (22,233)     (42,374)  (3,840,447)  (1,027,056)  (1,230,926)    (735,216)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (14,261)     (30,836)  (3,632,424)   3,201,164     (364,121)   5,629,324

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
---------------------------------------------------------------------------------------------------------
         Invesco                     Invesco                   Invesco                   Invesco
     V.I. Equity and            V.I. Global Real           V.I. Government         V.I. International
     Income Fund --              Estate Fund --          Securities Fund --          Growth Fund --
    Series II shares            Series II shares           Series I shares          Series II shares
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


   $(88,101)      $(46,247)     $2,817      $(1,321)        $75          $63      $(161,223)   $(405,274)
    415,575        177,781       3,766        7,562          (1)          (3)     1,460,137    1,350,521
  1,077,645      1,629,167      14,822       (9,497)        (13)         (44)     7,456,114   (2,307,355)
    392,210        631,212       4,013        4,713          --           --             --           --
  1,797,329      2,391,913      25,418        1,457          61           16      8,755,028   (1,362,108)

     17,893         23,267          --           --         240          240         61,333      173,523
    (41,759)       (27,030)     (3,118)      (2,388)         --           --        (86,410)     (47,893)
 (1,665,500)    (2,043,281)    (27,566)     (19,347)         --           --     (5,030,022)  (5,158,543)
   (134,047)      (126,600)       (400)        (379)         --           --       (349,818)    (369,594)
  1,075,602         83,028     (13,019)      (7,240)        364           63     11,523,627  (20,874,189)
   (747,811)    (2,090,616)    (44,103)     (29,354)        604          303      6,118,710  (26,276,696)
  1,049,518        301,297     (18,685)     (27,897)        665          319     14,873,738  (27,638,804)
 20,634,921     20,333,624     257,248      285,145       4,920        4,601     36,773,115   64,411,919
$21,684,439    $20,634,921    $238,563     $257,248      $5,585       $4,920    $51,646,853  $36,773,115

    156,277        239,384       1,685        9,631          35           25      1,477,047      896,276
   (203,323)      (395,442)     (4,666)     (11,643)         --           (7)      (872,437)  (3,285,575)
    (47,046)      (156,058)     (2,981)      (2,012)         35           18        604,610   (2,389,299)

--------------------------
         Invesco
      V.I. Managed
   Volatility Fund --
     Series I shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


    $--            $(4)
     --           (399)
     --            399
     --             --
     --             (4)

     --             --
     --             --
     --         (1,175)
     --             --
     --             33
     --         (1,142)
     --         (1,146)
     --          1,146
    $--            $--

     --              2
     --            (75)
     --            (73)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM Variable Insurance Funds (Invesco Variable        American Century
                                                    Insurance Funds) (continued)             Variable Portfolios II, Inc.
                                         --------------------------------------------------- ----------------------------

                                                  Invesco                   Invesco
                                              V.I. Technology             V.I. Value                    VP
                                                  Fund --            Opportunities Fund --     Inflation Protection
                                              Series I shares          Series II shares          Fund -- Class II
                                         ------------------------- ------------------------- ----------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended     Year ended
                                         December 31, December 31, December 31, December 31, December 31,   December 31,
                                              2017         2016        2017         2016         2017           2016
-------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)              $--            $(5)      $(85,554)    $(80,321)    $324,631       $(12,122)
Net realized gain (loss) on investments       --            313        (92,883)     (80,879)    (316,675)      (484,696)
Change in unrealized appreciation
(depreciation) on investments                 --           (470)       969,564     (620,703)     726,409         36,365
Capital gain distribution                     --             --             --    1,615,589           --        126,080
Increase (decrease) in net assets from
operations                                    --           (162)       791,127      833,686      734,365       (334,373)

From capital transactions (note 4):
Net premiums                                  --             --         35,107       10,022       46,438         36,625
Death benefits                                --             --        (16,159)      (7,021)    (113,267)         5,414
Surrenders                                    --         (1,545)      (582,320)    (484,928)  (4,449,527)    (3,421,805)
Administrative expenses                       --             --        (18,052)     (16,839)    (322,886)      (228,535)
Transfers between subaccounts
(including fixed account), net                --              4       (519,954)    (247,060)    (855,139)    28,814,193
Increase (decrease) in net assets from
capital transactions                          --         (1,541)    (1,101,378)    (745,826)  (5,694,381)    25,205,892
Increase (decrease) in net assets             --         (1,703)      (310,251)      87,860   (4,960,016)    24,871,519
Net assets at beginning of year               --          1,703      5,792,537    5,704,677   42,575,513     17,703,994
Net assets at end of year                    $--            $--     $5,482,286   $5,792,537  $37,615,497    $42,575,513

Change in units (note 5):
Units purchased                               --             --         18,668       19,395      319,934      2,808,816
Units redeemed                                --           (307)       (78,829)     (68,351)    (793,730)      (722,326)
Net increase (decrease) in units from
capital transactions with contract
owners                                        --           (307)       (60,161)     (48,956)    (473,796)     2,086,490

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                        BlackRock Variable Series
                              American Century Variable Portfolios, Inc.                                       Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                BlackRock
                                                                                                                Advantage
           VP                        VP                        VP                        VP                 U.S. Total Market
     Income & Growth            International               Ultra(R)                    Value                 V.I. Fund --
     Fund -- Class I           Fund -- Class I           Fund -- Class I           Fund -- Class I          Class III Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017         2016         2017         2016         2017         2016         2017         2016         2017         2016
---------------------------------------------------------------------------------------------------------------------------------


    $2,842       $1,280      $(5,719)     $(3,513)      $(694)      $(2,140)       $132         $187       $(34,390)    $(75,531)
    35,220        4,368       30,842       19,412       4,421       (13,845)      1,447        3,357        384,333      189,496
    53,781       37,815      127,547      (62,740)      6,149         4,486       3,072        7,907       (960,764)     763,334
    17,429        1,596           --           --       2,308        11,244          --           --      1,139,347      178,681
   109,272       45,059      152,670      (46,841)     12,184          (255)      4,651       11,451        528,526    1,055,980

        --           --           --           --          --            --          --           --         80,717       97,381
    (8,098)          --       (6,215)      (4,635)         --        (2,386)         --           --       (535,752)      17,312
   (69,222)     (40,338)     (57,377)     (52,565)     (2,741)      (10,692)     (2,929)      (4,679)      (412,946)    (342,127)
      (513)        (562)      (1,230)      (1,202)       (302)         (380)       (175)        (191)       (18,796)     (20,845)
  (182,085)     650,935       26,036      (71,574)    (10,647)     (223,529)        198       (5,813)      (562,168)    (631,570)
  (259,918)     610,035      (38,786)    (129,976)    (13,690)     (236,987)     (2,906)     (10,683)    (1,448,945)    (879,849)
  (150,646)     655,094      113,884     (176,817)     (1,506)     (237,242)      1,745          768       (920,419)     176,131
   739,972       84,878      507,408      684,225      45,895       283,137      67,210       66,442      5,489,159    5,313,028
  $589,326     $739,972     $621,292     $507,408     $44,389       $45,895     $68,955      $67,210     $4,568,740   $5,489,159

     1,948       41,959       10,915       21,405          37         6,451           7           --         21,745       22,248
   (15,270)      (4,555)     (12,133)     (31,395)       (683)      (19,895)       (111)        (423)       (89,995)     (70,004)
   (13,322)      37,404       (1,218)      (9,990)       (646)      (13,444)       (104)        (423)       (68,250)     (47,756)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        BlackRock Variable Series Funds, Inc. (continued)
                                         -------------------------------------------------------------------------------

                                                                                                       BlackRock
                                                 BlackRock                  BlackRock                  Large Cap
                                                   Basic                     Global                      Focus
                                                   Value                   Allocation                   Growth
                                               V.I. Fund --               V.I. Fund --               V.I. Fund --
                                             Class III Shares           Class III Shares           Class III Shares
                                         ------------------------- --------------------------- -------------------------
                                          Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
                                         December 31, December 31, December 31,  December 31,  December 31, December 31,
                                             2017         2016         2017          2016          2017         2016
------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(294,112)    $165,538   $(1,706,180)  $(2,011,570)    $(52,938)    $(33,160)
Net realized gain (loss) on investments    1,508,241      474,668     2,108,688    (5,051,827)     117,033       56,850
Change in unrealized appreciation
(depreciation) on investments               (812,724)   4,130,257    27,565,058    12,312,354       74,788     (122,261)
Capital gain distribution                  1,386,547    1,306,429     3,154,966            --      661,700      245,115
Increase (decrease) in net assets from
operations                                 1,787,952    6,076,892    31,122,532     5,248,957      800,583      146,544

From capital transactions (note 4):
Net premiums                                  67,631      116,452       213,770       559,611        7,240          600
Death benefits                              (111,051)    (102,188)   (1,232,399)     (434,617)    (100,421)      29,777
Surrenders                                (4,588,814)  (3,082,489)  (29,518,882)  (33,659,797)    (134,277)    (345,480)
Administrative expenses                     (345,092)    (261,110)   (2,121,892)   (2,227,139)      (9,691)      (8,171)
Transfers between subaccounts
(including fixed account), net           (17,189,830)  42,822,077    (8,840,468)   (7,525,368)     666,113     (279,590)
Increase (decrease) in net assets from
capital transactions                     (22,167,156)  39,492,742   (41,499,871)  (43,287,310)     428,964     (602,864)
Increase (decrease) in net assets        (20,379,204)  45,569,634   (10,377,339)  (38,038,353)   1,229,547     (456,320)
Net assets at beginning of year           56,123,428   10,553,794   284,883,039   322,921,392    2,900,089    3,356,409
Net assets at end of year                $35,744,224  $56,123,428  $274,505,700  $284,883,039   $4,129,636   $2,900,089

Change in units (note 5):
Units purchased                              305,280    3,522,670       551,881     2,500,450       46,532        8,231
Units redeemed                            (1,743,341)    (664,333)   (3,527,103)   (5,774,392)     (26,458)     (41,572)
Net increase (decrease) in units from
capital transactions with contract
owners                                    (1,438,061)   2,858,337    (2,975,222)   (3,273,942)      20,074      (33,341)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

      Columbia Funds Variable Series Trust II         Deutsche Variable Series I
---------------------------------------------------------------------------------
        Columbia
        Variable
      Portfolio --                  Variable
         Select                   Portfolio --                Deutsche
      International               Loomis Sayles                Capital
     Equity Fund --              Growth Fund --             Growth VIP --
         Class 2                     Class 1               Class B Shares
---------------------------------------------------------------------------------
             Period from                 Period from
 Year ended  April 29 to     Year ended  April 29 to   Year ended    Year ended
December 31, December 31,   December 31, December 31, December 31,  December 31,
    2017         2016           2017         2016         2017          2016
---------------------------------------------------------------------------------


    $44,142     $177,429      $(840,057)   $(209,744)      $(93)         $(73)
    294,450   (2,695,412)     2,354,943      181,780         42            22
  3,185,521     (441,414)    12,269,071      942,605      1,318          (413)
         --           --             --           --        694           659
  3,524,113   (2,959,397)    13,783,957      914,641      1,961           195

      2,990       28,478         46,530       14,900         --            --
     (7,186)     (15,160)       (61,803)     (61,523)        --            --
 (2,025,459)  (2,045,389)    (5,804,665)  (1,498,004)        --            --
    (50,322)     (96,466)      (372,039)     (64,825)       (24)          (20)
   (237,375)  20,538,461     35,320,018   21,281,420        (36)          (12)
 (2,317,352)  18,409,924     29,128,041   19,671,968        (60)          (32)
  1,206,761   15,450,527     42,911,998   20,586,609      1,901           163
 15,450,528            1     20,586,610            1      8,166         8,003
$16,657,289  $15,450,528    $63,498,608  $20,586,610    $10,067        $8,166

    112,241    5,954,145      4,098,302    2,288,555         --            --
   (332,840)  (4,361,679)    (1,417,973)    (317,299)        (3)           (2)
   (220,599)   1,592,466      2,680,329    1,971,256         (3)           (2)

            Deutsche Variable Series II
---------------------------------------------------



        Deutsche                  Deutsche
        CROCI(R)                Small Mid Cap
       U.S. VIP --              Value VIP --
     Class B Shares            Class B Shares
---------------------------------------------------

 Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31,
    2017         2016         2017         2016
---------------------------------------------------


    $(319)       $(580)       $(168)       $(266)
    1,486          178        1,955          369
    7,946       (5,487)      (1,055)         630
       --        2,621          284        2,046
    9,113       (3,268)       1,016        2,779

       --           --           --           --
       --           --           --           --
     (766)      (2,280)       1,503         (960)
       91          (54)         155          (51)
  (11,444)       3,940      (11,235)        (545)
  (12,119)       1,606       (9,577)      (1,556)
   (3,006)      (1,662)      (8,561)       1,223
   52,936       54,598       20,557       19,334
  $49,930      $52,936      $11,996      $20,557

       55          490           34           31
   (1,029)        (335)        (309)         (99)
     (974)         155         (275)         (68)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            Dreyfus
                                         -----------------------------------------------------------------------------
                                                  Dreyfus
                                           Investment Portfolios            Dreyfus                 The Dreyfus
                                               MidCap Stock           Variable Investment        Sustainable U.S.
                                               Portfolio --           Fund -- Government     Equity Portfolio, Inc. --
                                              Initial Shares        Money Market Portfolio        Initial Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016        2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)               $(417)       $(390)    $(10,069)    $(15,271)     $(23,673)    $(10,054)
Net realized gain (loss) on investments       1,505          825           --           --        28,177     (223,308)
Change in unrealized appreciation
(depreciation) on investments                11,000        5,522           --           --       368,997      100,230
Capital gain distribution                     1,655        6,818           --           --       394,652      603,980
Increase (decrease) in net assets from
operations                                   13,743       12,775      (10,069)     (15,271)      768,153      470,848

From capital transactions (note 4):
Net premiums                                     --           --           --           --           203          212
Death benefits                                   --           --     (508,009)    (482,755)        3,460      (12,545)
Surrenders                                   (5,138)      (5,183)    (303,433)    (162,768)      (47,478)     (54,533)
Administrative expenses                        (714)        (636)        (823)      (1,553)      (23,060)     (21,367)
Transfers between subaccounts
(including fixed account), net                    1            1    1,123,523      322,684        (6,862)    (920,845)
Increase (decrease) in net assets from
capital transactions                         (5,851)      (5,818)     311,258     (324,392)      (73,737)  (1,009,078)
Increase (decrease) in net assets             7,892        6,957      301,189     (339,663)      694,416     (538,230)
Net assets at beginning of year             104,100       97,143      685,458    1,025,121     5,680,961    6,219,191
Net assets at end of year                  $111,992     $104,100     $986,647     $685,458    $6,375,377   $5,680,961

Change in units (note 5):
Units purchased                                  --           --      182,329       96,361           100       23,647
Units redeemed                                 (187)        (215)    (149,399)    (131,274)       (6,185)     (82,656)
Net increase (decrease) in units from
capital transactions with contract
owners                                         (187)        (215)      32,930      (34,913)       (6,085)     (59,009)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Eaton Vance Variable Trust                                       Federated Insurance Series
--------------------------------------------------------------------------------------------------------

                                   Federated                 Federated                 Federated
           VT                     High Income               High Income                Kaufmann
      Floating-Rate             Bond Fund II --           Bond Fund II --             Fund II --
       Income Fund              Primary Shares            Service Shares            Service Shares
---------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017          2016         2017         2016         2017         2016         2017         2016
---------------------------------------------------------------------------------------------------------


   $775,333      $886,206     $629,243     $620,700     $738,207     $662,664    $(287,010)   $(282,278)
     83,330      (543,114)      31,945     (148,612)      54,399      (88,708)     452,975      205,838
    (41,051)    2,942,782      (24,919)   1,060,838      (90,227)   1,206,086    2,058,351   (1,068,348)
         --            --           --           --           --           --    2,087,781    1,403,864
    817,612     3,285,874      636,269    1,532,926      702,379    1,780,042    4,312,097      259,076

    860,830       663,600        2,875          760       33,899       70,123        5,580       13,514
   (380,812)     (133,608)    (309,208)    (150,736)     (23,082)     (33,203)      (9,668)     (13,295)
 (3,720,499)   (4,060,059)  (1,562,315)  (1,522,729)  (1,178,745)  (1,498,626)  (1,658,871)  (1,735,637)
   (299,793)     (296,918)     (16,000)     (19,081)     (45,280)     (46,533)     (78,222)     (74,764)
  4,675,246     1,479,370      420,211     (794,002)    (841,078)    (712,760)  (1,312,145)  (1,193,664)
  1,134,972    (2,347,615)  (1,464,437)  (2,485,788)  (2,054,286)  (2,220,999)  (3,053,326)  (3,003,846)
  1,952,584       938,259     (828,168)    (952,862)  (1,351,907)    (440,957)   1,258,771   (2,744,770)
 45,075,878    44,137,619   12,261,191   13,214,053   14,457,211   14,898,168   17,713,193   20,457,963
$47,028,462   $45,075,878  $11,433,023  $12,261,191  $13,105,304  $14,457,211  $18,971,964  $17,713,193

    741,456     1,334,182       26,219       25,616       30,199       64,693        7,870       46,026
   (641,621)   (1,539,590)     (72,244)    (121,628)    (119,531)    (176,178)    (112,441)    (158,324)
     99,835      (205,408)     (46,025)     (96,012)     (89,332)    (111,485)    (104,571)    (112,298)

--------------------------

        Federated
    Managed Tail Risk
       Fund II --
     Primary Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


     $9,873      $20,035
   (144,286)    (189,455)
    598,990     (176,114)
         --           --
    464,577     (345,534)

      7,167        2,680
   (160,862)     (65,343)
   (503,979)    (535,953)
     (8,398)     (10,543)
    (24,936)     (11,465)
   (691,008)    (620,624)
   (226,431)    (966,158)
  5,283,976    6,250,134
 $5,057,545   $5,283,976

     15,627       19,021
    (77,361)     (76,861)
    (61,734)     (57,840)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            Federated Insurance
                                            Series (continued)        Fidelity(R) Variable Insurance Products Fund
                                         ------------------------- ---------------------------------------------------

                                                                              VIP                       VIP
                                                 Federated             Asset Manager/SM/         Asset Manager/SM/
                                            Managed Volatility           Portfolio --              Portfolio --
                                                  Fund II                Initial Class            Service Class 2
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $146,153     $211,073     $271,362      $99,071     $(21,524)    $(57,095)
Net realized gain (loss) on investments       54,941      (68,905)      98,303      130,036      (14,473)      45,982
Change in unrealized appreciation
(depreciation) on investments                665,679      186,922      (32,575)  (1,498,574)     (57,852)    (298,458)
Capital gain distribution                         --           --    5,017,973    2,028,815      836,573      377,030
Increase (decrease) in net assets from
operations                                   866,773      329,090    5,355,063      759,348      742,724       67,459

From capital transactions (note 4):
Net premiums                                     360          360       86,999      288,920          408          408
Death benefits                               (83,169)    (201,909)    (879,039)  (1,248,804)          --      (34,052)
Surrenders                                  (567,163)    (670,285)  (4,180,102)  (3,967,589)  (1,053,708)    (701,980)
Administrative expenses                       (8,838)     (10,413)     (38,371)     (43,125)     (11,108)     (13,782)
Transfers between subaccounts
(including fixed account), net              (122,211)    (224,799)    (776,107)    (479,835)  (1,160,658)    (750,121)
Increase (decrease) in net assets from
capital transactions                        (781,021)  (1,107,046)  (5,786,620)  (5,450,433)  (2,225,066)  (1,499,527)
Increase (decrease) in net assets             85,752     (777,956)    (431,557)  (4,691,085)  (1,482,342)  (1,432,068)
Net assets at beginning of year            5,631,215    6,409,171   44,750,829   49,441,914    7,542,431    8,974,499
Net assets at end of year                 $5,716,967   $5,631,215  $44,319,272  $44,750,829   $6,060,089   $7,542,431

Change in units (note 5):
Units purchased                                4,467        6,628        9,943       32,902       25,523       31,826
Units redeemed                               (41,930)     (62,633)    (143,408)    (163,559)    (166,466)    (132,152)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (37,463)     (56,005)    (133,465)    (130,657)    (140,943)    (100,326)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Fidelity(R) Variable Insurance Products Fund (continued)
-------------------------------------------------------------------------------------------------------------
                                                                                               VIP
           VIP                          VIP                         VIP                  Dynamic Capital
        Balanced                   Contrafund(R)               Contrafund(R)              Appreciation
      Portfolio --                 Portfolio --                Portfolio --               Portfolio --
     Service Class 2               Initial Class              Service Class 2            Service Class 2
--------------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended    Year ended    Year ended    Year ended    Year ended   Year ended
December 31,   December 31, December 31,  December 31,  December 31,  December 31,  December 31, December 31,
    2017           2016         2017          2016          2017          2016          2017         2016
--------------------------------------------------------------------------------------------------------------


  $(418,316)     $(473,727)    $(480,684)    $(690,584)  $(1,175,391)  $(1,978,029)    $(21,826)    $(20,192)
  1,656,279        693,387     5,271,110     3,093,756     5,532,883    16,380,470       86,529       29,236
  6,000,747      1,170,468     9,014,818    (4,745,020)   13,474,659   (23,896,418)     249,855     (104,087)
  1,786,068      1,703,430     5,653,190     8,724,390     7,290,931    17,474,342      159,055      106,029
  9,024,778      3,093,558    19,458,434     6,382,542    25,123,082     7,980,365      473,613       10,986

     61,880        217,269        85,654        27,347     1,305,085       837,649          550          550
     77,308          3,192    (2,056,435)   (1,365,279)     (402,109)     (508,703)        (546)      (4,124)
 (6,155,516)    (8,155,519)  (12,480,284)  (10,998,041)  (12,838,916)  (14,991,503)    (215,221)    (223,094)
   (354,530)      (345,299)     (131,147)     (147,190)     (776,657)   (1,053,245)      (8,243)      (8,227)
 (1,020,103)     2,768,370    (3,253,482)   (2,991,604)   14,801,442   (88,135,131)    (146,004)    (138,850)
 (7,390,961)    (5,511,987)  (17,835,694)  (15,474,767)    2,088,845  (103,850,933)    (369,464)    (373,745)
  1,633,817     (2,418,429)    1,622,740    (9,092,225)   27,211,927   (95,870,568)     104,149     (362,759)
 67,007,724     69,426,153   104,523,209   113,615,434   121,938,117   217,808,685    2,361,729    2,724,488
$68,641,541    $67,007,724  $106,145,949  $104,523,209  $149,150,044  $121,938,117   $2,465,878   $2,361,729

    352,190      1,048,220        57,033        65,426     1,605,935     1,513,269        1,328        2,090
   (809,022)    (1,443,558)     (449,907)     (431,540)   (1,262,887)   (8,482,569)     (14,712)     (18,973)
   (456,832)      (395,338)     (392,874)     (366,114)      343,048    (6,969,300)     (13,384)     (16,883)

--------------------------

           VIP
      Equity-Income
      Portfolio --
      Initial Class
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $245,148     $713,481
  1,059,403     (693,924)
  5,943,354    7,130,949
  1,748,239    5,475,755
  8,996,144   12,626,261

    139,946       46,635
 (1,185,539)  (1,728,938)
 (9,744,727)  (8,698,023)
    (86,274)     (97,833)
 (1,053,446)    (914,623)
(11,930,040) (11,392,782)
 (2,933,896)   1,233,479
 86,519,853   85,286,374
$83,585,957  $86,519,853

     36,888       68,238
   (296,843)    (310,210)
   (259,955)    (241,972)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity(R) Variable Insurance Products Fund (continued)
                                         -----------------------------------------------------------------------------
                                                    VIP                       VIP                       VIP
                                               Equity-Income            Growth & Income           Growth & Income
                                               Portfolio --              Portfolio --              Portfolio --
                                              Service Class 2            Initial Class            Service Class 2
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(12,050)   $(226,570)    $(39,320)     $44,487     $(92,037)     $29,393
Net realized gain (loss) on investments      964,680   (1,235,103)     997,758      764,684      873,126    1,037,002
Change in unrealized appreciation
(depreciation) on investments              5,448,613    5,323,595    1,477,534      636,679    1,336,341      413,515
Capital gain distribution                  1,275,369    6,568,306      502,950    1,240,097      448,819      909,366
Increase (decrease) in net assets from
operations                                 7,676,612   10,430,228    2,938,922    2,685,947    2,566,249    2,389,276

From capital transactions (note 4):
Net premiums                                 132,179      171,312        2,475        1,002       57,389      157,695
Death benefits                              (549,651)    (158,859)    (223,320)    (521,787)      (4,554)     (58,448)
Surrenders                                (6,446,849)  (7,263,975)  (2,078,591)  (1,868,697)  (1,476,714)  (1,529,327)
Administrative expenses                     (353,097)    (423,536)     (32,307)     (34,435)     (60,019)     (58,465)
Transfers between subaccounts
(including fixed account), net            24,930,153  (53,048,655)    (224,888)    (300,626)  (1,699,016)   3,730,414
Increase (decrease) in net assets from
capital transactions                      17,712,735  (60,723,713)  (2,556,631)  (2,724,543)  (3,182,914)   2,241,869
Increase (decrease) in net assets         25,389,347  (50,293,485)     382,291      (38,596)    (616,665)   4,631,145
Net assets at beginning of year           52,128,872  102,422,357   20,833,874   20,872,470   19,602,200   14,971,055
Net assets at end of year                $77,518,219  $52,128,872  $21,216,165  $20,833,874  $18,985,535  $19,602,200

Change in units (note 5):
Units purchased                            2,092,152    1,102,852       24,842       36,637       69,100      791,986
Units redeemed                              (742,874)  (5,634,908)    (132,914)    (163,593)    (256,895)    (631,066)
Net increase (decrease) in units from
capital transactions with contract
owners                                     1,349,278   (4,532,056)    (108,072)    (126,956)    (187,795)     160,920

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
           VIP                         VIP
         Growth                      Growth                      VIP                       VIP
      Opportunities               Opportunities                Growth                    Growth
      Portfolio --                Portfolio --              Portfolio --              Portfolio --
      Initial Class              Service Class 2            Initial Class            Service Class 2
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


  $(111,583)     $(104,138)    $(57,491)   $(468,231)   $(677,191)   $(730,334)   $(269,990)   $(259,040)
    604,602        612,573       91,748     (329,066)   3,967,887    2,898,714    1,211,803      962,397
    946,810       (915,182)     514,295   (2,056,659)   9,302,913   (8,223,943)   2,722,801   (3,866,413)
  1,256,491        203,503      572,056    1,048,670    4,289,384    5,524,531    1,266,200    2,131,079
  2,696,320       (203,244)   1,120,608   (1,805,286)  16,882,993     (531,032)   4,930,814   (1,031,977)

     68,810            240        7,619       47,419       33,866      148,260       78,294       82,220
   (131,495)      (662,638)    (333,627)     (50,097)    (708,416)    (585,718)    (447,595)    (172,070)
 (1,023,289)      (773,541)    (350,628)  (2,808,031)  (6,584,668)  (5,653,434)  (1,971,799)  (1,592,173)
    (12,471)       (14,413)     (23,890)    (231,010)     (61,433)     (65,462)     (55,021)     (45,139)
     38,321       (602,422)    (546,006) (44,195,968)    (670,935)    (620,553)   3,628,324   (5,360,782)
 (1,060,124)    (2,052,774)  (1,246,532) (47,237,687)  (7,991,586)  (6,776,907)   1,232,203   (7,087,944)
  1,636,196     (2,256,018)    (125,924) (49,042,973)   8,891,407   (7,307,939)   6,163,017   (8,119,921)
  8,601,083     10,857,101    4,002,498   53,045,471   53,604,296   60,912,235   15,246,424   23,366,345
$10,237,279     $8,601,083   $3,876,574   $4,002,498  $62,495,703  $53,604,296  $21,409,441  $15,246,424

     31,659          7,982        7,245      579,483       35,519       32,152      249,115       54,351
    (80,867)      (120,033)     (72,701)  (3,553,722)    (221,658)    (220,061)    (237,227)    (511,958)
    (49,208)      (112,051)     (65,456)  (2,974,239)    (186,139)    (187,909)      11,888     (457,607)

----------------------------
            VIP
        Investment
        Grade Bond
       Portfolio --
      Service Class 2
---------------------------
 Year ended    Year ended
December 31,  December 31,
    2017          2016
---------------------------


    $547,329      $746,001
    (450,784)     (645,378)
   2,167,226     3,050,173
     615,806        62,848
   2,879,577     3,213,644

     263,884       223,255
    (326,553)     (219,941)
 (14,925,390)  (15,610,930)
  (1,098,409)   (1,158,993)
  (2,373,404)   14,618,797
 (18,459,872)   (2,147,812)
 (15,580,295)    1,065,832
 137,125,606   136,059,774
$121,545,311  $137,125,606

     957,509     3,337,085
  (2,401,367)   (3,537,286)
  (1,443,858)     (200,201)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Fidelity(R) Variable Insurance Products Fund (continued)
                                         -------------------------------------------------------------------------------
                                                    VIP                        VIP                        VIP
                                                  Mid Cap                    Mid Cap                   Overseas
                                               Portfolio --               Portfolio --               Portfolio --
                                               Initial Class             Service Class 2             Initial Class
                                         ------------------------- --------------------------- -------------------------
                                          Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
                                         December 31, December 31, December 31,  December 31,  December 31, December 31,
                                              2017         2016        2017          2016          2017         2016
------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)                $(5)        $(24)    $(1,492,205)  $(1,534,564)      $7,376         $927
Net realized gain (loss) on investments         30           (1)      3,510,520      (445,675)     521,065      172,235
Change in unrealized appreciation
(depreciation) on investments                1,640          521      14,009,816     6,457,169    3,667,489   (1,383,608)
Capital gain distribution                      527          620       6,328,394     7,501,745       15,545       27,260
Increase (decrease) in net assets from
operations                                   2,192        1,116      22,356,525    11,978,675    4,211,475   (1,183,186)

From capital transactions (note 4):
Net premiums                                   240          240         755,608       552,723        6,131       48,603
Death benefits                                  --           --        (906,813)     (319,855)    (419,103)    (182,569)
Surrenders                                      --         (698)    (13,955,470)  (12,515,306)  (1,795,425)  (1,867,107)
Administrative expenses                         --           --        (680,871)     (598,582)     (21,654)     (22,894)
Transfers between subaccounts
(including fixed account), net                (133)           2     (12,193,815)   15,065,202      230,115     (633,550)
Increase (decrease) in net assets from
capital transactions                           107         (456)    (26,981,361)    2,184,182   (1,999,936)  (2,657,517)
Increase (decrease) in net assets            2,299          660      (4,624,836)   14,162,857    2,211,539   (3,840,703)
Net assets at beginning of year             10,990       10,330     134,193,213   120,030,356   15,402,955   19,243,658
Net assets at end of year                  $13,289      $10,990    $129,568,377  $134,193,213  $17,614,494  $15,402,955

Change in units (note 5):
Units purchased                                  6            9         280,057     1,596,326       39,644       30,849
Units redeemed                                  (3)         (22)     (1,230,162)   (1,441,024)    (111,988)    (138,051)
Net increase (decrease) in units from
capital transactions with contract
owners                                           3          (13)       (950,105)      155,302      (72,344)    (107,202)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  Fidelity(R) Variable
 Insurance Products Fund
       (continued)                                   Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------
                                   Franklin                                              Franklin
           VIP                  Founding Funds                Franklin                   Large Cap
    Value Strategies              Allocation                   Income                     Growth
      Portfolio --                VIP Fund --                VIP Fund --                VIP Fund --
     Service Class 2            Class 2 Shares             Class 2 Shares             Class 2 Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31,  December 31,  December 31, December 31,
    2017          2016         2017         2016         2017          2016           2017         2016
-----------------------------------------------------------------------------------------------------------


    $(7,593)     $(18,023)    $551,008   $1,514,162    $6,770,182    $9,992,933     $(1,567)     $(2,927)
     74,076        87,069     (183,017)  (2,334,725)    2,693,829    (3,089,747)      4,445        2,417
   (295,632)      118,628    3,495,190    6,108,152    13,213,794    29,429,386      23,700       (9,253)
    655,723            --    2,939,896    2,489,902            --            --      13,843        3,268
    426,574       187,674    6,803,077    7,777,491    22,677,805    36,332,572      40,421       (6,495)

        122        10,485       62,383      282,562       153,634       491,241          --           --
     (6,574)        2,584     (453,526)     (71,053)   (1,227,358)     (663,162)         --           --
   (272,815)     (276,151)  (7,277,680)  (7,970,871)  (34,615,865)  (38,087,142)    (11,014)     (20,606)
     (7,522)       (7,708)    (481,582)    (515,535)   (1,211,176)   (1,274,012)       (428)        (838)
   (223,441)     (206,679)  (2,323,368)  (4,844,105)   (9,284,928)  (22,283,122)    (21,349)     (22,323)
   (510,230)     (477,469) (10,473,773) (13,119,002)  (46,185,693)  (61,816,197)    (32,791)     (43,767)
    (83,656)     (289,795)  (3,670,696)  (5,341,511)  (23,507,888)  (25,483,625)      7,630      (50,262)
  2,692,785     2,982,580   73,691,880   79,033,391   322,403,562   347,887,187     168,462      218,724
 $2,609,129    $2,692,785  $70,021,184  $73,691,880  $298,895,674  $322,403,562    $176,092     $168,462

      5,765         6,606      281,075    1,291,585       714,387     2,406,215          34          257
    (30,362)      (33,596)  (1,129,671)  (2,495,993)   (3,719,433)   (6,955,188)     (1,545)      (2,503)
    (24,597)      (26,990)    (848,596)  (1,204,408)   (3,005,046)   (4,548,973)     (1,511)      (2,246)



--------------------------

        Franklin
      Mutual Shares
       VIP Fund --
     Class 2 Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $109,362      $66,768
    462,665      458,380
   (169,534)     312,273
    648,153    1,280,881
  1,050,646    2,118,302

     58,230       79,553
    (65,891)     (54,394)
 (1,101,492)  (1,327,527)
    (78,152)     (76,092)
   (562,687)    (661,818)
 (1,749,992)  (2,040,278)
   (699,346)      78,024
 16,317,531   16,239,507
$15,618,185  $16,317,531

     35,128       70,461
   (127,795)    (197,854)
    (92,667)    (127,393)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               Franklin Templeton Variable Insurance Products Trust (continued)
                                         -----------------------------------------------------------------------------
                                                 Templeton                 Templeton                 Templeton
                                                  Foreign                   Foreign                 Global Bond
                                                VIP Fund --               VIP Fund --               VIP Fund --
                                              Class 1 Shares            Class 2 Shares            Class 1 Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)              $92,594      $49,234      $3,421        $1,742     $(85,021)    $(91,735)
Net realized gain (loss) on investments       27,490     (149,538)     19,505       (38,598)     (45,336)    (136,826)
Change in unrealized appreciation
(depreciation) on investments                911,438      387,141      88,903        75,524      180,925      321,035
Capital gain distribution                         --      118,187          --        18,455       20,084        5,684
Increase (decrease) in net assets from
operations                                 1,031,522      405,024     111,829        57,123       70,652       98,158

From capital transactions (note 4):
Net premiums                                   3,395        3,725          --            --       18,463        2,195
Death benefits                              (129,549)       4,944      (6,574)       (8,147)    (104,342)       9,263
Surrenders                                (1,136,063)    (763,243)    (86,509)      (82,484)    (790,958)    (664,942)
Administrative expenses                      (12,839)     (12,899)     (1,241)       (1,894)      (9,920)     (11,538)
Transfers between subaccounts
(including fixed account), net               293,024      250,398    (370,650)      (31,103)     (34,665)    (253,273)
Increase (decrease) in net assets from
capital transactions                        (982,032)    (517,075)   (464,974)     (123,628)    (921,422)    (918,295)
Increase (decrease) in net assets             49,490     (112,051)   (353,145)      (66,505)    (850,770)    (820,137)
Net assets at beginning of year            7,303,105    7,415,156   1,034,939     1,101,444    6,647,862    7,467,999
Net assets at end of year                 $7,352,595   $7,303,105    $681,794    $1,034,939   $5,797,092   $6,647,862

Change in units (note 5):
Units purchased                               31,558       52,955       6,160        40,546       23,722        9,283
Units redeemed                               (96,456)     (92,616)    (39,990)      (49,972)     (73,270)     (62,339)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (64,898)     (39,661)    (33,830)       (9,426)     (49,548)     (53,056)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

   Franklin Templeton
   Variable Insurance
Products Trust (continued)                     Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------
        Templeton                 Goldman Sachs              Goldman Sachs             Goldman Sachs
         Growth                 Government Money               Large Cap                  Mid Cap
       VIP Fund --               Market Fund --              Value Fund --             Value Fund --
     Class 2 Shares              Service Shares          Institutional Shares      Institutional Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31,  December 31,  December 31, December 31, December 31, December 31,
    2017          2016         2017          2016          2017         2016         2017         2016
-----------------------------------------------------------------------------------------------------------


     $5,890       $46,838   $(1,392,501)  $(2,087,134)     $10,029      $45,445    $(411,457)    $(22,257)
    251,449        51,406            --            --      (30,095)    (251,364)   1,143,437      (68,173)
  1,412,343       188,113            --            --     (620,050)     817,230    1,052,214    4,736,554
         --       354,190            --            --    1,214,491       74,358    2,171,291       24,259
  1,669,682       640,547    (1,392,501)   (2,087,134)     574,375      685,669    3,955,485    4,670,383

     90,857         2,016       165,769       252,019        2,175           --      380,562       36,279
    (18,941)      (32,189)  (86,352,964)  (68,816,128)    (102,988)     (43,323)    (297,862)    (347,178)
   (761,225)     (715,766)  (49,651,362)  (46,886,522)    (808,346)  (1,059,788)  (4,708,444)  (3,331,700)
    (55,199)      (49,448)     (320,619)     (332,242)     (12,086)     (12,955)     (95,600)     (77,203)
  1,834,074      (562,906)  129,524,722   111,673,309      (37,587)    (427,525) (11,261,087)   7,883,927
  1,089,566    (1,358,293)   (6,634,454)   (4,109,564)    (958,832)  (1,543,591) (15,982,431)   4,164,125
  2,759,248      (717,746)   (8,026,955)   (6,196,698)    (384,457)    (857,922) (12,026,946)   8,834,508
  8,798,294     9,516,040   132,975,565   139,172,263    7,464,157    8,322,079   51,961,208   43,126,700
$11,557,542    $8,798,294  $124,948,610  $132,975,565   $7,079,700   $7,464,157  $39,934,262  $51,961,208

    231,424        82,207    19,596,963    19,076,856       15,158        8,512       54,294      495,792
   (136,612)     (216,902)  (20,303,837)  (19,530,206)     (70,140)    (108,152)    (683,925)    (209,215)
     94,812      (134,695)     (706,874)     (453,350)     (54,982)     (99,640)    (629,631)     286,577


JPMorgan Insurance Trust
-------------------------
        JPMorgan
     Insurance Trust
        Core Bond
  Portfolio -- Class 1
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


    $25,249      $30,293
    (14,160)     (16,795)
     52,481       (2,731)
         --           --
     63,570       10,767

         --           --
    (43,427)     (29,430)
   (340,060)    (351,878)
     (6,322)      (5,393)
    (35,020)     284,630
   (424,829)    (102,071)
   (361,259)     (91,304)
  3,767,632    3,858,936
 $3,406,373   $3,767,632

     29,041      133,448
    (59,689)    (140,825)
    (30,648)      (7,377)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             JPMorgan Insurance Trust (continued)
                                         -----------------------------------------------------------------------------
                                                 JPMorgan                  JPMorgan                  JPMorgan
                                              Insurance Trust           Insurance Trust           Insurance Trust
                                             Intrepid Mid Cap            Mid Cap Value            Small Cap Core
                                           Portfolio -- Class 1      Portfolio -- Class 1      Portfolio -- Class 1
                                         ------------------------- ------------------------- -------------------------
                                         Period from
                                         January 1 to  Year ended   Year ended   Year ended   Year ended   Year ended
                                           May 19,    December 31, December 31, December 31, December 31, December 31,
                                             2017         2016          2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $(1,973)     $(3,899)     $(1,867)      $(786)      $(3,443)     $(2,125)
Net realized gain (loss) on investments      32,261       12,079        9,475       5,146        16,423        4,951
Change in unrealized appreciation
(depreciation) on investments               (17,707)     (12,795)       5,550       2,246        13,006       34,607
Capital gain distribution                        --       36,847       13,603       5,009         1,562          607
Increase (decrease) in net assets from
operations                                   12,581       32,232       26,761      11,615        27,548       38,040

From capital transactions (note 4):
Net premiums                                     --           --           --          --            --           --
Death benefits                                   --       (3,616)      (2,278)         --        (3,230)          --
Surrenders                                  (17,648)     (28,584)     (20,725)     (9,319)      (28,407)     (11,023)
Administrative expenses                        (125)        (323)        (429)       (360)         (211)        (160)
Transfers between subaccounts
(including fixed account), net             (326,969)     (32,431)     196,965      (3,822)      (18,934)     197,065
Increase (decrease) in net assets from
capital transactions                       (344,742)     (64,954)     173,533     (13,501)      (50,782)     185,882
Increase (decrease) in net assets          (332,161)     (32,722)     200,294      (1,886)      (23,234)     223,922
Net assets at beginning of year             332,161      364,883       94,678      96,564       231,315        7,393
Net assets at end of year                       $--     $332,161     $294,972     $94,678      $208,081     $231,315

Change in units (note 5):
Units purchased                                 430        9,497       16,776          98         1,663       15,879
Units redeemed                              (19,956)     (13,549)      (4,693)       (587)       (4,003)      (2,942)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (19,526)      (4,052)      12,083        (489)       (2,340)      12,937

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

JPMorgan Insurance Trust
       (continued)                                                    Janus Aspen Series
----------------------------------------------------------------------------------------------------------
        JPMorgan                     Janus                      Janus                      Janus
     Insurance Trust               Henderson                  Henderson                  Henderson
       U.S. Equity           Balanced Portfolio --      Balanced Portfolio --     Enterprise Portfolio --
  Portfolio -- Class 1       Institutional Shares          Service Shares          Institutional Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended    Year ended    Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31,  December 31,  December 31, December 31,
    2017          2016         2017         2016         2017          2016          2017         2016
-----------------------------------------------------------------------------------------------------------


   $(11,519)     $(10,402)    $117,787     $562,985     $(432,932)     $143,262    $(381,772)   $(583,883)
    100,473       141,359    2,439,512    1,563,592     3,184,487     2,229,399    3,463,502    2,793,016
    116,687       (69,312)   8,532,626   (1,147,616)   12,735,340    (1,458,305)   4,906,631   (1,116,901)
     11,652        39,060      146,950    1,090,811       203,380     1,512,829    2,779,409    3,561,098
    217,293       100,705   11,236,875    2,069,772    15,690,275     2,427,185   10,767,770    4,653,330

         --            --        5,716       19,027       234,121       659,032        8,793        7,922
    (16,209)      (10,734)  (1,255,222)  (1,372,397)     (139,802)     (314,270)    (988,315)    (211,917)
   (139,378)      (95,706)  (8,664,498)  (8,800,644)  (10,652,017)  (10,834,740)  (5,717,150)  (5,265,262)
     (1,847)       (1,688)     (97,385)    (111,752)     (457,795)     (470,078)     (64,587)     (69,938)
   (127,049)       45,065     (169,826)  (1,005,082)     (511,254)   (3,006,241)    (689,446)    (397,295)
   (284,483)      (63,063) (10,181,215) (11,270,848)  (11,526,747)  (13,966,297)  (7,450,705)  (5,936,490)
    (67,190)       37,642    1,055,660   (9,201,076)    4,163,528   (11,539,112)   3,317,065   (1,283,160)
  1,195,808     1,158,166   71,783,063   80,984,139   103,508,492   115,047,604   45,233,085   46,516,245
 $1,128,618    $1,195,808  $72,838,723  $71,783,063  $107,672,020  $103,508,492  $48,550,150  $45,233,085

      2,090        30,415       38,403       74,415       317,058       805,237       26,164       46,628
    (14,758)      (33,726)    (316,023)    (393,955)     (925,655)   (1,594,294)    (186,172)    (205,278)
    (12,668)       (3,311)    (277,620)    (319,540)     (608,597)     (789,057)    (160,008)    (158,650)


--------------------------
          Janus
        Henderson
 Enterprise Portfolio --
     Service Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $(52,629)    $(70,611)
    287,130      183,033
    609,565      (56,660)
    327,771      387,369
  1,171,837      443,131

      1,287        1,097
    (58,741)      52,943
   (357,883)    (377,431)
     (9,080)      (8,325)
    (32,829)     (45,899)
   (457,246)    (377,615)
    714,591       65,516
  4,823,600    4,758,084
 $5,538,191   $4,823,600

     24,878       23,654
    (57,918)     (50,936)
    (33,040)     (27,282)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                Janus Aspen Series (continued)
                                         -----------------------------------------------------------------------------
                                                   Janus
                                                 Henderson                   Janus                     Janus
                                               Flexible Bond               Henderson                 Henderson
                                               Portfolio --           Forty Portfolio --        Forty Portfolio --
                                           Institutional Shares      Institutional Shares         Service Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $169,182     $219,365    $(513,090)   $(499,034)   $(335,849)   $(782,356)
Net realized gain (loss) on investments     (150,802)     (72,693)     717,126      149,583      191,593   (1,939,882)
Change in unrealized appreciation
(depreciation) on investments                265,123       54,178    6,556,257   (4,028,245)   5,144,342   (3,954,748)
Capital gain distribution                         --           --    1,870,160    4,527,856      726,213    6,920,071
Increase (decrease) in net assets from
operations                                   283,503      200,850    8,630,453      150,160    5,726,299      243,085

From capital transactions (note 4):
Net premiums                                   1,980        4,690        6,032       28,737       37,524      448,710
Death benefits                              (234,543)     (91,482)    (917,348)    (970,812)    (153,130)     (39,902)
Surrenders                                (1,574,688)  (1,748,446)  (3,983,932)  (3,776,898)  (2,399,414)  (4,989,301)
Administrative expenses                      (18,196)     (23,137)     (50,019)     (54,512)    (111,350)    (323,500)
Transfers between subaccounts
(including fixed account), net            (1,683,153)      71,333     (479,196)    (281,196) (27,246,315)  (7,051,421)
Increase (decrease) in net assets from
capital transactions                      (3,508,600)  (1,787,042)  (5,424,463)  (5,054,681) (29,872,685) (11,955,414)
Increase (decrease) in net assets         (3,225,097)  (1,586,192)   3,205,990   (4,904,521) (24,146,386) (11,712,329)
Net assets at beginning of year           14,878,226   16,464,418   32,376,036   37,280,557   37,014,533   48,726,862
Net assets at end of year                $11,653,129  $14,878,226  $35,582,026  $32,376,036  $12,868,147  $37,014,533

Change in units (note 5):
Units purchased                               29,691       45,155       30,883       37,253       46,149      653,842
Units redeemed                              (163,701)    (122,045)    (171,262)    (191,243)  (1,703,952)  (1,182,061)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (134,010)     (76,890)    (140,379)    (153,990)  (1,657,803)    (528,219)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------
          Janus                       Janus                     Janus
        Henderson                   Henderson                 Henderson                   Janus
     Global Research             Global Research          Global Technology             Henderson
      Portfolio --                Portfolio --              Portfolio --          Overseas Portfolio --
  Institutional Shares           Service Shares            Service Shares         Institutional Shares
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2017           2016         2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------


  $(248,616)     $(134,644)    $(30,810)    $(21,644)    $(77,774)    $(78,021)     $42,897     $699,510
  2,415,529      1,476,408      261,371      155,191      708,180      214,026   (1,392,153)  (1,625,403)
  7,424,646     (1,175,004)     558,030     (128,227)   1,547,467      311,594    7,169,264   (1,774,392)
         --             --           --           --      433,855      205,287           --      677,839
  9,591,559        166,760      788,591        5,320    2,611,728      652,886    5,820,008   (2,022,446)

     17,346         48,246        1,168       12,945        8,436        2,277        3,668        6,056
   (841,092)      (417,202)     (70,551)    (148,776)     (22,004)      78,234     (460,127)    (218,290)
 (4,285,848)    (4,011,386)    (457,580)    (310,756)    (873,778)    (572,262)  (2,493,291)  (1,635,397)
    (47,569)       (54,168)      (5,504)      (5,629)     (16,290)     (13,189)     (32,046)     (35,546)
   (764,830)      (772,210)      58,088       27,317      797,363       90,170     (477,364)    (244,799)
 (5,921,993)    (5,206,720)    (474,379)    (424,899)    (106,273)    (414,770)  (3,459,160)  (2,127,976)
  3,669,566     (5,039,960)     314,212     (419,579)   2,505,455      238,116    2,360,848   (4,150,422)
 40,317,046     45,357,006    3,384,079    3,803,658    5,893,134    5,655,018   21,291,097   25,441,519
$43,986,612    $40,317,046   $3,698,291   $3,384,079   $8,398,589   $5,893,134  $23,651,945  $21,291,097

     23,075         29,381       22,153       12,037      174,782       74,135       24,948       28,419
   (218,403)      (239,430)     (72,968)     (62,000)    (176,931)    (123,585)    (149,725)    (117,158)
   (195,328)      (210,049)     (50,815)     (49,963)      (2,149)     (49,450)    (124,777)     (88,739)

--------------------------

          Janus
        Henderson
  Overseas Portfolio --
     Service Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


       $323      $82,029
    (34,706)    (252,135)
    669,836     (231,935)
         --       85,617
    635,453     (316,424)

         --           --
    (27,540)      (3,989)
   (236,809)    (718,002)
     (5,212)      (5,773)
    (80,693)    (169,091)
   (350,254)    (896,855)
    285,199   (1,213,279)
  2,325,985    3,539,264
 $2,611,184   $2,325,985

        261           --
    (25,627)     (86,561)
    (25,366)     (86,561)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                Legg Mason Partners
                                                   Janus Aspen Series (continued)              Variable Equity Trust
                                         --------------------------------------------------- -------------------------
                                                   Janus                     Janus                  ClearBridge
                                                 Henderson                 Henderson            Variable Aggressive
                                           Research Portfolio --     Research Portfolio --      Growth Portfolio --
                                           Institutional Shares         Service Shares               Class II
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(437,873)   $(382,417)    $(47,621)    $(43,234)   $(103,574)   $(132,844)
Net realized gain (loss) on investments    1,949,963    1,278,296      220,485      130,205      184,040   (2,191,325)
Change in unrealized appreciation
(depreciation) on investments              7,964,108   (4,078,605)     610,285     (361,953)     503,861      905,002
Capital gain distribution                    406,828    2,637,466       35,074      230,278      427,531      407,496
Increase (decrease) in net assets from
operations                                 9,883,026     (545,260)     818,223      (44,704)   1,011,858   (1,011,671)

From capital transactions (note 4):
Net premiums                                  81,150       28,638           37           14       35,261      135,504
Death benefits                              (388,154)    (936,019)      31,783       70,099     (515,019)      48,330
Surrenders                                (5,331,353)  (5,233,888)    (544,329)    (389,169)    (584,541)    (993,684)
Administrative expenses                      (57,190)     (66,291)      (5,377)      (6,230)     (30,357)     (35,776)
Transfers between subaccounts
(including fixed account), net              (877,571)    (677,905)    (115,152)    (106,646)  (1,411,096) (12,308,223)
Increase (decrease) in net assets from
capital transactions                      (6,573,118)  (6,885,465)    (633,038)    (431,932)  (2,505,752) (13,153,849)
Increase (decrease) in net assets          3,309,908   (7,430,725)     185,185     (476,636)  (1,493,894) (14,165,520)
Net assets at beginning of year           40,553,295   47,984,020    3,428,698    3,905,334    7,729,429   21,894,949
Net assets at end of year                $43,863,203  $40,553,295   $3,613,883   $3,428,698   $6,235,535   $7,729,429

Change in units (note 5):
Units purchased                               31,838       29,098       10,415       25,408       11,614      224,086
Units redeemed                              (254,080)    (304,022)     (59,875)     (64,085)     (91,234)    (714,083)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (222,242)    (274,924)     (49,460)     (38,677)     (79,620)    (489,997)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

            Legg Mason Partners Variable Equity Trust (continued)
-------------------------------------------------------------------------------
       ClearBridge                ClearBridge               ClearBridge
    Variable Dividend          Variable Dividend     Variable Large Cap Value
  Strategy Portfolio --      Strategy Portfolio --         Portfolio --
         Class I                   Class II                   Class I
-------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31,
    2017          2016         2017         2016         2017         2016
-------------------------------------------------------------------------------


       $588        $3,902     $(37,209)    $(13,441)    $(11,067)     $(3,690)
    266,685       285,945      312,940      349,762      452,676     (513,013)
    510,179       301,111    1,160,446      375,470    1,030,284    1,676,323
         --            --           --           --      484,666      303,108
    777,452       590,958    1,436,177      711,791    1,956,559    1,462,728

         --        49,995      102,158        1,099       31,795        4,184
    (16,479)     (189,587)    (179,689)      (6,924)    (210,565)    (106,437)
   (568,953)     (552,674)    (557,423)    (901,025)  (1,476,188)  (1,488,820)
     (8,560)       (8,775)     (23,809)     (12,381)     (39,770)     (39,930)
    (51,548)      411,960      802,462    2,914,945    1,503,950   (3,601,658)
   (645,540)     (289,081)     143,699    1,995,714     (190,778)  (5,232,661)
    131,912       301,877    1,579,876    2,707,505    1,765,781   (3,769,933)
  4,858,837     4,556,960    8,381,196    5,673,691   15,224,335   18,994,268
 $4,990,749    $4,858,837   $9,961,072   $8,381,196  $16,990,116  $15,224,335

     17,377        84,032       89,201      248,195      182,467       48,453
    (57,530)     (104,248)     (80,528)    (118,023)    (138,255)    (520,842)
    (40,153)      (20,216)       8,673      130,172       44,212     (472,389)

          MFS(R) Variable Insurance Trust
---------------------------------------------------
         MFS(R)                    MFS(R)
     Investors Trust            New Discovery
    Series -- Service         Series -- Service
      Class Shares              Class Shares
---------------------------------------------------
 Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31,
    2017         2016         2017         2016
---------------------------------------------------


   $(55,995)    $(53,462)   $(214,007)   $(190,969)
    256,182      215,218      167,558     (316,065)
    651,866     (415,337)   2,784,673      706,160
    219,532      597,647      282,065      594,759
  1,071,585      344,066    3,020,289      793,885

      3,814        2,614        6,156        2,815
     11,173       (9,558)    (201,356)      58,263
   (510,643)    (625,004)  (1,285,210)  (1,522,087)
    (13,265)     (12,739)     (30,226)     (27,715)
     85,178     (123,380)     774,794     (665,942)
   (423,743)    (768,067)    (735,842)  (2,154,666)
    647,842     (424,001)   2,284,447   (1,360,781)
  5,308,897    5,732,898   12,301,012   13,661,793
 $5,956,739   $5,308,897  $14,585,459  $12,301,012

     21,723        7,021       88,995       32,013
    (45,735)     (56,492)    (104,447)    (158,941)
    (24,012)     (49,471)     (15,452)    (126,928)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                             MFS(R) Variable Insurance
                                             MFS(R) Variable Insurance Trust (continued)             Trust II
                                         --------------------------------------------------- -------------------------
                                                                                                      MFS(R)
                                                  MFS(R)                    MFS(R)                 Massachusetts
                                               Total Return                Utilities          Investors Growth Stock
                                             Series -- Service         Series -- Service       Portfolio -- Service
                                               Class Shares              Class Shares              Class Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017        2016          2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)             $118,821     $383,502     $389,455     $366,844     $(92,319)    $(88,334)
Net realized gain (loss) on investments    1,170,514    1,655,255      418,144      307,230        1,211     (119,635)
Change in unrealized appreciation
(depreciation) on investments              1,909,747     (569,702)   1,243,268      914,355    1,512,665     (370,071)
Capital gain distribution                  1,307,932    1,593,507           --      425,160      417,438      880,331
Increase (decrease) in net assets from
operations                                 4,507,014    3,062,562    2,050,867    2,013,589    1,838,995      302,291

From capital transactions (note 4):
Net premiums                                  68,483      214,943       24,104       79,175        8,798       15,148
Death benefits                              (171,573)     (45,730)     (42,976)     (86,710)     (81,314)      29,457
Surrenders                                (4,161,033)  (6,169,362)  (2,006,105)  (1,572,548)    (739,082)    (769,573)
Administrative expenses                     (216,406)    (212,580)     (47,969)     (57,423)     (16,747)     (15,415)
Transfers between subaccounts
(including fixed account), net            (1,378,510)   3,719,429   (1,456,663)    (925,699)     (97,572)     499,610
Increase (decrease) in net assets from
capital transactions                      (5,859,039)  (2,493,300)  (3,529,609)  (2,563,205)    (925,917)    (240,773)
Increase (decrease) in net assets         (1,352,025)     569,262   (1,478,742)    (549,616)     913,078       61,518
Net assets at beginning of year           48,180,165   47,610,903   16,771,890   17,321,506    7,378,626    7,317,108
Net assets at end of year                $46,828,140  $48,180,165  $15,293,148  $16,771,890   $8,291,704   $7,378,626

Change in units (note 5):
Units purchased                              129,903      656,771       27,487      204,468       33,120       94,789
Units redeemed                              (508,611)    (840,047)    (164,056)    (294,043)    (112,359)    (118,887)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (378,708)    (183,276)    (136,569)     (89,575)     (79,239)     (24,098)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

MFS(R) Variable Insurance
  Trust II (continued)                                      Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
         MFS(R)                  Oppenheimer               Oppenheimer               Oppenheimer               Oppenheimer
    Strategic Income        Capital Appreciation      Capital Appreciation      Conservative Balanced     Conservative Balanced
  Portfolio -- Service           Fund/VA --                Fund/VA --                Fund/VA --                Fund/VA --
      Class Shares           Non-Service Shares          Service Shares          Non-Service Shares          Service Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
     2017         2016        2017         2016         2017         2016         2017         2016         2017         2016
---------------------------------------------------------------------------------------------------------------------------------


     $924         $467      $(332,282)   $(287,508)    $(71,191)    $(71,036)     $66,096     $116,614     $(37,598)     $55,490
       95          (30)     1,188,652      755,026      114,391      159,748      157,609       94,810      521,323      650,307
      380        1,562      3,023,815   (4,780,905)     538,823     (832,250)     606,417      219,468      946,247      (38,453)
       --           --      2,534,406    3,025,154      428,079      510,556           --           --           --           --
    1,399        1,999      6,414,591   (1,288,233)   1,010,102     (232,982)     830,122      430,892    1,429,972      667,344

       --           --         11,158       11,903        6,436       10,591        7,291       56,820       36,106       16,249
       --           --       (342,115)    (959,888)     (35,989)     (85,656)    (124,822)    (233,964)     (64,645)     (15,105)
   (5,175)        (320)    (3,253,998)  (2,446,208)    (232,869)    (528,437)  (1,380,602)  (1,097,351)  (2,414,448)  (3,075,275)
     (178)        (182)       (31,691)     (35,830)     (23,322)     (26,541)     (13,331)     (15,169)     (99,349)    (101,039)
      596        9,318     (1,912,203)    (385,652)    (464,541)    (515,298)     306,127      408,790     (132,811)   2,452,515
   (4,757)       8,816     (5,528,849)  (3,815,675)    (750,285)  (1,145,341)  (1,205,337)    (880,874)  (2,675,147)    (722,655)
   (3,358)      10,815        885,742   (5,103,908)     259,817   (1,378,323)    (375,215)    (449,982)  (1,245,175)     (55,311)
   32,118       21,303     27,894,395   32,998,303    4,385,522    5,763,845   11,157,952   11,607,934   22,007,227   22,062,538
  $28,760      $32,118    $28,780,137  $27,894,395   $4,645,339   $4,385,522  $10,782,737  $11,157,952  $20,762,052  $22,007,227

       57          967          5,208       23,855        6,612       30,490       30,020       37,027      135,423      574,772
     (486)         (79)      (106,837)    (124,931)     (41,938)     (97,646)     (56,930)     (63,908)    (389,005)    (634,572)
     (429)         888       (101,629)    (101,076)     (35,326)     (67,156)     (26,910)     (26,881)    (253,582)     (59,800)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        Oppenheimer Variable Account Funds (continued)
                                         -----------------------------------------------------------------------------
                                                Oppenheimer               Oppenheimer
                                             Discovery Mid Cap         Discovery Mid Cap            Oppenheimer
                                             Growth Fund/VA --         Growth Fund/VA --         Global Fund/VA --
                                            Non-Service Shares          Service Shares            Service Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2017         2016          2017         2016        2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(314,331)   $(319,538)   $(113,477)   $(103,566)   $(683,718)   $(604,834)
Net realized gain (loss) on investments    1,244,852    1,195,889       92,196       45,194    4,116,053    1,115,606
Change in unrealized appreciation
(depreciation) on investments              2,326,532   (2,538,535)     998,578     (482,678)  19,355,389   (9,810,199)
Capital gain distribution                  2,422,955    1,838,508      753,459      555,590           --    6,147,424
Increase (decrease) in net assets from
operations                                 5,680,008      176,324    1,730,756       14,540   22,787,724   (3,152,003)

From capital transactions (note 4):
Net premiums                                  16,678       15,351      148,366      164,402      144,413      572,057
Death benefits                              (315,316)    (218,525)    (132,938)     (32,190)    (331,356)    (201,800)
Surrenders                                (2,797,724)  (2,489,885)    (430,118)    (427,719)  (7,411,783)  (7,028,631)
Administrative expenses                      (22,496)     (25,859)     (36,691)     (31,905)    (476,847)    (501,643)
Transfers between subaccounts
(including fixed account), net              (416,772)    (775,909)     553,568     (594,043)   3,684,057  (22,745,386)
Increase (decrease) in net assets from
capital transactions                      (3,535,630)  (3,494,827)     102,187     (921,455)  (4,391,516) (29,905,403)
Increase (decrease) in net assets          2,144,378   (3,318,503)   1,832,943     (906,915)  18,396,208  (33,057,406)
Net assets at beginning of year           22,242,172   25,560,675    6,550,215    7,457,130   66,986,981  100,044,387
Net assets at end of year                $24,386,550  $22,242,172   $8,383,158   $6,550,215  $85,383,189  $66,986,981

Change in units (note 5):
Units purchased                                6,409       18,047       54,953       28,668      871,234      797,491
Units redeemed                               (81,144)     (95,754)     (50,970)     (71,132)  (1,111,100)  (2,594,440)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (74,735)     (77,707)       3,983      (42,464)    (239,866)  (1,796,949)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             Oppenheimer Variable Account Funds (continued)
-----------------------------------------------------------------------------------------------------------
       Oppenheimer                 Oppenheimer                Oppenheimer               Oppenheimer
    Global Strategic               Main Street             Main Street Small           Total Return
    Income Fund/VA --              Fund/VA --              Cap Fund(R)/VA --          Bond Fund/VA --
   Non-Service Shares            Service Shares             Service Shares          Non-Service Shares
-----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31,  December 31,  December 31, December 31, December 31, December 31,
    2017          2016         2017          2016          2017         2016         2017         2016
-----------------------------------------------------------------------------------------------------------


    $34,573      $146,586     $(743,287)    $(954,426)   $(474,876)   $(748,296)    $101,153     $251,746
    (55,124)      (92,397)    5,512,937     4,926,044    3,014,408    1,843,069     (151,248)    (267,573)
    196,897       148,225     8,775,146    (5,092,562)     278,650    4,636,999      360,851      229,844
         --            --     1,903,483     9,706,992    2,589,921    2,209,013           --           --
    176,346       202,414    15,448,279     8,586,048    5,408,103    7,940,785      310,756      214,017

      2,615        89,938       164,551       307,913      174,507      348,767       17,413        4,650
    (52,229)      (25,492)     (340,920)      (91,215)    (186,173)     (69,575)    (202,853)    (253,976)
   (604,101)     (431,443)  (12,426,446)  (10,210,224)  (4,894,685)  (4,861,853)    (963,441)  (1,367,155)
     (5,352)       (6,319)     (868,817)     (746,681)    (321,336)    (384,871)     (16,993)     (21,567)
     93,013      (108,907)   (4,788,412)   29,291,102   (6,493,821)  (9,330,793)      61,808      323,312
   (566,054)     (482,223)  (18,260,044)   18,550,895  (11,721,508) (14,298,325)  (1,104,066)  (1,314,736)
   (389,708)     (279,809)   (2,811,765)   27,136,943   (6,313,405)  (6,357,540)    (793,310)  (1,100,719)
  3,800,025     4,079,834   112,227,375    85,090,432   50,574,413   56,931,953   10,453,529   11,554,248
 $3,410,317    $3,800,025  $109,415,610  $112,227,375  $44,261,008  $50,574,413   $9,660,219  $10,453,529

     31,617        37,779       423,949     2,905,518      231,815      562,798       43,385       66,056
    (84,724)      (85,241)   (1,441,093)   (1,696,283)    (691,810)  (1,417,247)    (114,881)    (132,260)
    (53,107)      (47,462)   (1,017,144)    1,209,235     (459,995)    (854,449)     (71,496)     (66,204)

     PIMCO Variable
     Insurance Trust
-------------------------

        All Asset
  Portfolio -- Advisor
      Class Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


   $221,604      $65,481
     19,516     (572,433)
    639,404    1,155,002
         --           --
    880,524      648,050

      3,034       81,797
    (70,011)      19,529
   (862,811)    (720,638)
    (30,226)     (32,141)
   (176,974)    (560,291)
 (1,136,988)  (1,211,744)
   (256,464)    (563,694)
  7,488,060    8,051,754
 $7,231,596   $7,488,060

    117,921      404,079
   (191,313)    (510,638)
    (73,392)    (106,559)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          PIMCO Variable Insurance Trust (continued)
                                         -----------------------------------------------------------------------------
                                                                                                     Long-Term
                                          Foreign Bond Portfolio          High Yield              U.S. Government
                                          (U.S. Dollar Hedged) --        Portfolio --              Portfolio --
                                              Administrative            Administrative            Administrative
                                               Class Shares              Class Shares              Class Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)              $69,236      $(5,303)  $1,498,491   $2,348,526     $189,249      $97,640
Net realized gain (loss) on investments       58,734       32,157      284,987   (1,548,108)    (639,158)      66,863
Change in unrealized appreciation
(depreciation) on investments                (96,164)     123,172      464,066    6,370,760    2,975,978   (3,486,410)
Capital gain distribution                         --       11,619           --           --           --           --
Increase (decrease) in net assets from
operations                                    31,806      161,645    2,247,544    7,171,178    2,526,069   (3,321,907)

From capital transactions (note 4):
Net premiums                                      81           31       73,428      169,103       88,521       80,662
Death benefits                              (290,652)      (9,220)    (485,905)    (207,060)     (63,689)    (154,164)
Surrenders                                  (274,116)    (327,227)  (5,393,329)  (6,967,266)  (4,693,994)  (3,444,260)
Administrative expenses                       (4,943)      (5,362)    (259,843)    (408,971)    (222,110)    (133,645)
Transfers between subaccounts
(including fixed account), net              (273,163)    (139,424)    (405,741) (35,323,737)     236,235   26,500,529
Increase (decrease) in net assets from
capital transactions                        (842,793)    (481,202)  (6,471,390) (42,737,931)  (4,655,037)  22,849,122
Increase (decrease) in net assets           (810,987)    (319,557)  (4,223,846) (35,566,753)  (2,128,968)  19,527,215
Net assets at beginning of year            3,124,265    3,443,822   48,056,959   83,623,712   36,780,445   17,253,230
Net assets at end of year                 $2,313,278   $3,124,265  $43,833,113  $48,056,959  $34,651,477  $36,780,445

Change in units (note 5):
Units purchased                                9,214        3,858      268,824      862,827      292,452    1,405,546
Units redeemed                               (52,741)     (28,685)    (573,886)  (3,575,766)    (508,451)    (258,502)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (43,527)     (24,827)    (305,062)  (2,712,939)    (215,999)   1,147,044

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

     PIMCO Variable Insurance Trust (continued)           Rydex Variable Trust
----------------------------------------------------------------------------------
      Low Duration                 Total Return
      Portfolio --                 Portfolio --
     Administrative               Administrative                NASDAQ --
      Class Shares                 Class Shares                100(R) Fund
----------------------------------------------------------------------------------

 Year ended     Year ended   Year ended    Year ended    Year ended   Year ended
December 31,   December 31, December 31,  December 31,  December 31, December 31,
    2017           2016         2017          2016          2017         2016
----------------------------------------------------------------------------------


  $(154,465)     $(124,958)     $843,104    $1,184,259     $(86,237)    $(83,605)
   (125,407)      (908,100)   (1,047,592)   (3,007,743)     319,429     (403,097)
    121,643        925,396     7,643,842     5,523,054      841,249     (928,057)
         --             --            --            --      424,026      551,622
   (158,229)      (107,662)    7,439,354     3,699,570    1,498,467     (863,137)

    136,256        470,041       413,251       583,732       22,273       38,799
    (70,852)       588,218      (950,526)   (1,106,426)     (43,677)    (145,947)
 (4,507,218)    (7,396,168)  (26,830,761)  (30,384,515)    (343,040)    (368,431)
   (334,125)      (457,822)   (1,493,680)   (1,710,536)     (18,065)     (15,696)
  3,523,132    (24,592,017)   (3,989,359)  (11,117,004)  (2,754,562)  (7,844,933)
 (1,252,807)   (31,387,748)  (32,851,075)  (43,734,749)  (3,137,071)  (8,336,208)
 (1,411,036)   (31,495,410)  (25,411,721)  (40,035,179)  (1,638,604)  (9,199,345)
 44,856,871     76,352,281   244,474,793   284,509,972    7,065,514   16,264,859
$43,445,835    $44,856,871  $219,063,072  $244,474,793   $5,426,910   $7,065,514

    628,267      2,857,635     1,175,575     3,373,076       24,366      356,593
   (727,477)    (5,564,269)   (3,291,331)   (6,148,724)    (339,345)  (1,212,077)
    (99,210)    (2,706,634)   (2,115,756)   (2,775,648)    (314,979)    (855,484)

State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------
       Core Value
         Equity                    Income
     V.I.S. Fund --            V.I.S. Fund --
     Class 1 Shares            Class 1 Shares
---------------------------------------------------
Period from
January 1 to  Year ended   Year ended   Year ended
 April 28,   December 31, December 31, December 31,
    2017         2016         2017         2016
---------------------------------------------------


   $(58,782)    $(59,508)     $92,950      $58,927
    666,867       23,844      (11,711)         148
   (275,868)     574,015      279,925      326,185
    128,679      460,808           --           --
    460,896      999,159      361,164      385,260

     19,368       17,043       48,584       19,961
      2,158        5,560     (280,898)    (331,384)
   (904,747)  (1,516,491)  (2,720,303)  (2,437,906)
    (11,596)     (37,690)     (55,543)     (60,611)
(11,228,025)    (224,486)    (967,340)      74,084
(12,122,842)  (1,756,064)  (3,975,500)  (2,735,856)
(11,661,946)    (756,905)  (3,614,336)  (2,350,596)
 11,661,946   12,418,851   22,059,120   24,409,716
        $--  $11,661,946  $18,444,784  $22,059,120

     14,229       10,138       52,776       85,920
   (651,440)    (112,996)    (313,281)    (275,785)
   (637,211)    (102,858)    (260,505)    (189,865)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 State Street Variable Insurance Series Funds, Inc. (continued)
                                         -------------------------------------------------------------------------------
                                              Premier Growth              Real Estate                S&P 500(R)
                                                  Equity                  Securities                    Index
                                              V.I.S. Fund --            V.I.S. Fund --             V.I.S. Fund --
                                              Class 1 Shares            Class 1 Shares             Class 1 Shares
                                         ------------------------- ------------------------- ---------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2017         2016         2017         2016         2017          2016
------------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(361,084)   $(294,624)    $(10,603)    $459,577      $422,055      $554,448
Net realized gain (loss) on investments      959,616      517,216     (840,891)     806,374     9,199,814     8,978,009
Change in unrealized appreciation
(depreciation) on investments              3,335,297   (2,905,133)   1,030,534   (4,236,414)   12,548,912    (1,082,181)
Capital gain distribution                  3,010,676    2,870,461    2,060,173    6,576,157     5,367,168     5,178,688
Increase (decrease) in net assets from
operations                                 6,944,505      187,920    2,239,213    3,605,694    27,537,949    13,628,964

From capital transactions (note 4):
Net premiums                                  50,283       94,218      211,814      348,090       946,443     1,119,525
Death benefits                              (217,202)    (181,747)    (228,458)    (180,816)   (1,722,398)   (2,071,678)
Surrenders                                (3,366,763)  (2,569,347)  (5,922,164)  (6,291,298)  (14,484,966)  (15,736,292)
Administrative expenses                      (68,741)     (69,390)    (235,531)    (269,395)     (336,916)     (322,550)
Transfers between subaccounts
(including fixed account), net              (740,135)    (648,713)  (5,570,520)  (1,878,616)     (559,047)    5,462,845
Increase (decrease) in net assets from
capital transactions                      (4,342,558)  (3,374,979) (11,744,859)  (8,272,035)  (16,156,884)  (11,548,150)
Increase (decrease) in net assets          2,601,947   (3,187,059)  (9,505,646)  (4,666,341)   11,381,065     2,080,814
Net assets at beginning of year           27,772,021   30,959,080   58,909,548   63,575,889   147,455,466   145,374,652
Net assets at end of year                $30,373,968  $27,772,021  $49,403,902  $58,909,548  $158,836,531  $147,455,466

Change in units (note 5):
Units purchased                               24,820       42,698      167,958      447,265       243,805       671,652
Units redeemed                              (224,756)    (223,455)    (473,923)    (744,567)     (838,113)   (1,128,859)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (199,936)    (180,757)    (305,965)    (297,302)     (594,308)     (457,207)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      State Street Variable Insurance Series Funds, Inc. (continued)
--------------------------------------------------------------------------------------------------------------
    Small-Cap Equity               Total Return                Total Return                U.S. Equity
     V.I.S. Fund --               V.I.S. Fund --              V.I.S. Fund --             V.I.S. Fund --
     Class 1 Shares               Class 1 Shares              Class 3 Shares             Class 1 Shares
--------------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended    Year ended    Year ended    Year ended    Year ended   Year ended
December 31,   December 31, December 31,  December 31,  December 31,  December 31,  December 31, December 31,
    2017           2016         2017          2016          2017          2016          2017         2016
--------------------------------------------------------------------------------------------------------------


  $(539,787)     $(496,289)   $3,071,903    $1,886,777   $(1,843,927)  $(2,832,259)   $(185,526)    $(93,674)
    839,785       (223,416)   13,452,134    12,636,315    22,170,390    13,264,421      829,053      755,416
    119,470      5,440,624    66,189,774     5,708,442    42,836,420     4,931,225      548,539     (859,993)
  3,254,278      1,694,573    22,006,309    14,483,739    16,199,540    12,472,686    2,763,690    1,812,974
  3,673,746      6,415,492   104,720,120    34,715,273    79,362,423    27,836,073    3,955,756    1,614,723

     26,291         67,927     5,131,926     6,393,188     2,021,661     2,469,297       18,696       57,819
   (103,877)      (163,270)   (1,324,337)     (745,447)   (1,953,285)   (1,197,869)    (110,206)    (429,125)
 (4,065,159)    (3,659,581)  (44,882,263)  (50,128,841) (103,466,091)  (96,236,455)  (2,572,008)  (2,627,207)
    (92,063)       (85,125)     (412,054)     (434,008)   (3,209,328)   (3,349,689)     (62,777)     (67,247)
 (1,125,756)       820,647    (4,274,636)      961,951   (25,267,443)  (10,337,251)    (257,236)  (2,646,323)
 (5,360,564)    (3,019,402)  (45,761,364)  (43,953,157) (131,874,486) (108,651,967)  (2,983,531)  (5,712,083)
 (1,686,818)     3,396,090    58,958,756    (9,237,884)  (52,512,063)  (80,815,894)     972,225   (4,097,360)
 36,668,859     33,272,769   782,551,616   791,789,500   668,173,906   748,989,800   22,936,039   27,033,399
$34,982,041    $36,668,859  $841,510,372  $782,551,616  $615,661,843  $668,173,906  $23,908,264  $22,936,039

     78,519        151,869     5,148,363    23,849,987     4,794,373     6,640,877       53,888       22,826
   (244,197)      (282,316)   (7,679,043)  (26,642,557)  (15,176,150)  (15,962,213)    (195,439)    (345,055)
   (165,678)      (130,447)   (2,530,680)   (2,792,570)  (10,381,777)   (9,321,336)    (141,551)    (322,229)

  The Alger Portfolios
-------------------------
     Alger Large Cap
   Growth Portfolio --
    Class I-2 Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2017         2016
-------------------------


  $(399,412)   $(383,117)
  1,196,748      396,818
  3,052,834     (900,538)
  2,536,803       92,553
  6,386,973     (794,284)

      9,728        3,478
   (323,016)    (507,142)
 (2,790,366)  (2,735,897)
    (36,448)     (40,660)
   (456,549)    (467,320)
 (3,596,651)  (3,747,541)
  2,790,322   (4,541,825)
 25,239,535   29,781,360
$28,029,857  $25,239,535

     44,416       26,730
   (187,592)    (211,372)
   (143,176)    (184,642)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 The Alger
                                          Portfolios (continued)               The Prudential Series Fund
                                         ------------------------- ---------------------------------------------------


                                                   Alger                   Jennison
                                                 Small Cap                20/20 Focus                Jennison
                                            Growth Portfolio --          Portfolio --              Portfolio --
                                             Class I-2 Shares           Class II Shares           Class II Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                              2017         2016         2017         2016         2017         2016
----------------------------------------------------------------------------------------------------------------------

From operations:

Increase (decrease) in net assets
Net investment income (expense)            $(280,757)   $(259,316)    $(90,934)    $(86,529)    $(75,691)    $(70,226)
Net realized gain (loss) on investments     (536,291)  (1,060,481)     642,170      340,009      293,457      139,182
Change in unrealized appreciation
(depreciation) on investments              5,422,799     (628,221)     884,555     (301,026)   1,199,674     (395,198)
Capital gain distribution                         --    2,590,269           --           --           --           --
Increase (decrease) in net assets from
operations                                 4,605,751      642,251    1,435,791      (47,546)   1,417,440     (326,242)

From capital transactions (note 4):
Net premiums                                  33,506       26,453        3,176        9,812       82,191      152,115
Death benefits                              (294,102)     (58,747)       8,781      (51,371)     (69,551)     (33,892)
Surrenders                                (2,184,659)  (1,509,337)    (438,920)    (432,035)    (172,005)    (378,041)
Administrative expenses                      (29,248)     (29,894)     (20,674)     (20,587)     (24,997)     (20,615)
Transfers between subaccounts
(including fixed account), net              (779,233)    (444,509)    (336,788)    (208,823)      69,942   (2,146,449)
Increase (decrease) in net assets from
capital transactions                      (3,253,736)  (2,016,034)    (784,425)    (703,004)    (114,420)  (2,426,882)
Increase (decrease) in net assets          1,352,015   (1,373,783)     651,366     (750,550)   1,303,020   (2,753,124)
Net assets at beginning of year           18,671,566   20,045,349    5,491,329    6,241,879    4,272,748    7,025,872
Net assets at end of year                $20,023,581  $18,671,566   $6,142,695   $5,491,329   $5,575,768   $4,272,748

Change in units (note 5):
Units purchased                               28,056       53,052       17,351       11,516       32,260       29,086
Units redeemed                              (184,120)    (178,663)     (46,585)     (38,924)     (36,779)    (127,971)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (156,064)    (125,611)     (29,234)     (27,408)      (4,519)     (98,885)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                   The Prudential Series Fund (continued)                       Wells Fargo Variable Trust
----------------------------------------------------------------------------------------------------------
                                                                 SP
                                       SP                    Prudential                Wells Fargo
         Natural                  International             U.S. Emerging               VT Omega
        Resources                    Growth                    Growth                    Growth
      Portfolio --                Portfolio --              Portfolio --                 Fund --
     Class II Shares             Class II Shares           Class II Shares               Class 2
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31,  December 31,
    2017           2016         2017         2016         2017         2016         2017          2016
----------------------------------------------------------------------------------------------------------


  $(527,163)     $(380,840)     $(17)         $(24)       $(257)       $(230)      $(70,731)     $(39,727)
   (783,024)    (2,925,203)       (9)         (137)         337          257         (2,811)     (134,422)
  1,545,754      8,592,546       356            60        2,915          297      1,203,777       (34,840)
         --             --        --            --           --           --         75,637       148,883
    235,567      5,286,503       330          (101)       2,995          324      1,205,872       (60,106)

    123,962        233,422        --            --           --           --         13,010           626
    (57,502)           173        --            --           --           --         (1,922)      (24,096)
 (3,502,431)    (2,290,864)     (650)         (611)        (366)        (350)      (461,238)     (284,898)
   (267,420)      (187,138)       (4)           (6)         (27)         (28)       (21,818)       (8,702)
 13,003,328      4,505,756        --             1           (1)          --      4,937,864      (318,919)
  9,299,937      2,261,349      (654)         (616)        (394)        (378)     4,465,896      (635,989)
  9,535,504      7,547,852      (324)         (717)       2,601          (54)     5,671,768      (696,095)
 24,861,974     17,314,122     1,215         1,932       14,974       15,028      2,358,487     3,054,582
$34,397,478    $24,861,974      $891        $1,215      $17,575      $14,974     $8,030,255    $2,358,487

  2,935,533      2,365,366        --            --           --           --        217,858         1,567
 (1,345,077)    (1,844,703)      (52)          (57)         (15)         (18)       (26,669)      (35,994)
  1,590,456        520,663       (52)          (57)         (15)         (18)       191,189       (34,427)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2017

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately
$2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.

   Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. To date, Genworth has announced approvals from the Virginia State Corporation Commission Bureau of Insurance, the North Carolina Department of Insurance, the South Carolina Department of Insurance and the Vermont Insurance Division. In February 2018, Genworth and China Oceanwide re-filed their joint voluntary notice with the Committee on Foreign Investment in the United States ("CFIUS"). In Genworth's most recent joint filing, Genworth provided an additional mitigation approach to further protect the personal data of Genworth policyholders and customers in the United States, the structure of which includes the participation of a leading U.S. third-party data administrator. Genworth and China Oceanwide are fully committed to developing an acceptable solution with CFIUS; however, there can be no assurance that CFIUS will ultimately agree to clear the transaction between Genworth and China Oceanwide on terms acceptable to the parties or at all. In addition to approval and clearance by CFIUS, the closing of the proposed transaction remains subject to the receipt of required regulatory approvals in the U.S., China, and other international jurisdictions and other closing conditions. Genworth and China Oceanwide also continue to be actively engaged with the other relevant regulators regarding the pending applications.

   On November 29, 2017, Genworth, the Parent and Merger Sub entered into a Waiver and Agreement pursuant to which Genworth and the Parent each agreed to waive until April 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the second waiver and agreement extension, which extended the previous deadline of November 30, 2017, and allows additional time for regulatory reviews of the transaction. On March 27, 2018, Genworth, the Parent and Merger Sub entered into another Waiver and Agreement pursuant to which Genworth and the Parent each agreed to waive until July 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the fourth waiver and agreement extension, which extended the previous deadline of April 1, 2018. In addition, Genworth and the Parent acknowledged that the Merger Agreement may be terminated, and the merger abandoned, at any time prior to July 1, 2018 by the board of directors of either Genworth or the Parent, if CFIUS notifies Genworth, the Parent and Merger Sub that it has completed its review of the Merger and the mitigation proposals presented by the parties, and intends to recommend that the President of the United States of America act to suspend or prohibit the merger or any of the other transactions contemplated by the Merger Agreement. Genworth and China Oceanwide remain committed to satisfying the closing conditions under the Merger Agreement as soon as possible.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   GLAIC is a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. GLAIC operates through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. GLAIC's principal products in its U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of GLAIC's offerings for traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

  . Runoff. GLAIC's Runoff segment includes the results of non-strategic products that are no longer actively sold. GLAIC's non-strategic products primarily include its variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and funding agreements backing notes. Most of GLAIC's variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. GLAIC no longer offers retail and group variable annuities but continues to accept purchase payments on and service its existing block of business. GLAIC also no longer offers variable life insurance policies but it continues to service existing policies.

   GLAIC also has Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

   GLAIC does business in all states, except New York, the District of Columbia and Bermuda.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Value Opportunities V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Flexible Bond Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Flexible Bond Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Technology Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Technology Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Service Shares.

   On May 19, 2017, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   On May 1, 2017, Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares changed its name to Dreyfus -- The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares.

   On April 28, 2017, Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche CROCI(R) U.S. VIP -- Class B Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Research Portfolio -- Institutional Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Institutional Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Service Shares changed its name to Janus Aspen Series -- Research Portfolio -- Service Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Service Shares.

   On April 28, 2017, Oppenheimer Variable Account Funds -- Oppenheimer Core Bond Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares.

   On April 28, 2017, State Street Variable Insurance Series Funds, Inc. -- Core Value Equity V.I.S. Fund -- Class 1 Shares was liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund -- Service Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Core Value Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Income V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Premier Growth Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Real Estate Securities Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Real Estate Securities V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- S&P 500(R) Index Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- S&P 500(R) Index V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Small-Cap Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Small-Cap Equity V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Total Return Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 1 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares.

   On November 30, 2016, GE Investments Funds, Inc. -- U.S. Equity Fund -- Class 1 Shares changed its name to State Street Variable Insurance Series Funds, Inc. -- U.S. Equity V.I.S. Fund -- Class 1 Shares.

   On May 1, 2016, Dreyfus -- Dreyfus Variable Investment Fund -- Money Market Portfolio changed its name to Dreyfus -- Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   On April 29, 2016, Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- International Opportunities Fund -- Class 2 was liquidated and the cash was reinvested in Columbia Funds Variable Series Trust II -- Columbia Variable Portfolio -- Select International Equity Fund --
Class 2.

   On April 29, 2016, Columbia Funds Variable Insurance Trust I -- Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1 was liquidated and the cash was reinvested in Columbia Funds Variable Series Trust II -- Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1.

   On April 15, 2016, Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares changed its name to Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund -- Service Shares.

   As of December 31, 2017, AIM Variable Insurance Funds -- Invesco V.I. Mid Cap Growth Fund -- Series I shares and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available as investment options under the contract, but not shown on the statements due to not having any activity from January 1, 2016 through December 31, 2017.

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2016 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2017. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   Valuation Inputs: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2017, and there were no transfers between Level 1 and Level 2 during 2017.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (e) Payments During Annuitization

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (f) Subsequent Events

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2017 were:

                           Cost of    Proceeds
                            Shares      from
Fund/Portfolio             Acquired  Shares Sold
--------------            ---------- -----------
AB Variable Products
  Series Fund, Inc.
  AB Balanced Wealth
   Strategy Portfolio --
   Class B............... $  728,650 $ 2,861,735
  AB Global Thematic
   Growth Portfolio --
   Class B...............  2,610,481     852,154
  AB Growth and Income
   Portfolio -- Class B..  8,918,628  10,180,391
  AB International Value
   Portfolio -- Class B..  3,803,349  49,873,223
  AB Large Cap Growth
   Portfolio -- Class B..  3,779,486   4,760,652
  AB Small Cap Growth
   Portfolio -- Class B..  1,068,629   1,880,755

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. American
   Franchise Fund --
   Series I shares........ $16,921,289 $ 2,159,182
  Invesco V.I. American
   Franchise Fund --
   Series II shares.......     629,755     580,035
  Invesco V.I. Comstock
   Fund -- Series II
   shares.................   5,320,809  63,941,641
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............  18,881,192  20,681,000
  Invesco V.I. Equity
   and Income Fund --
   Series II shares.......   3,046,434   3,490,955
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      34,353      71,699
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................         719          40
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................  18,197,948  12,235,808
  Invesco V.I. Managed
   Volatility Fund --
   Series I shares........          --          --
  Invesco V.I.
   Technology Fund --
   Series I shares........          --          --
  Invesco V.I. Value
   Opportunities Fund --
   Series II shares.......     352,500   1,538,897
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............   4,787,720  10,142,782
American Century
  Variable Portfolios,
  Inc.
  VP Income & Growth
   Fund -- Class I........      66,206     305,869
  VP International Fund
   -- Class I.............     151,472     196,004
  VP Ultra(R) Fund --
   Class I................       3,290      15,377
  VP Value Fund --
   Class I................       1,305       4,084
BlackRock Variable
  Series Funds, Inc.
  BlackRock Advantage
   U.S. Total Market
   V.I. Fund --
   Class III Shares.......   1,631,105   1,972,143
  BlackRock Basic Value
   V.I. Fund --
   Class III Shares.......   6,531,765  27,593,147
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  14,596,819  54,717,404
  BlackRock Large Cap
   Focus Growth V.I.
   Fund -- Class III
   Shares.................   1,704,867     667,088
Columbia Funds Variable
  Series Trust II
  Columbia Variable
   Portfolio -- Select
   International Equity
   Fund -- Class 2........   1,586,313   3,858,211
  Variable Portfolio --
   Loomis Sayles Growth
   Fund -- Class 1........  46,536,824  18,247,352
Deutsche Variable Series
  I
  Deutsche Capital
   Growth VIP -- Class B
   Shares.................         738         196
Deutsche Variable Series
  II
  Deutsche CROCI(R) U.S.
   VIP -- Class B Shares..       1,292      13,731
  Deutsche Small Mid Cap
   Value VIP -- Class B
   Shares.................       1,074      10,536
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares.........       2,774       7,388
  Dreyfus Variable
   Investment Fund --
   Government Money
   Market Portfolio.......   1,671,665   1,312,003
  The Dreyfus
   Sustainable U.S.
   Equity Portfolio,
   Inc. -- Initial Shares.     464,543     167,272
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............  11,107,248   9,226,084
Federated Insurance
  Series
  Federated High Income
   Bond Fund II --
   Primary Shares.........   1,433,233   2,270,892
  Federated High Income
   Bond Fund II --
   Service Shares.........   1,638,240   2,956,252
  Federated Kaufmann
   Fund II -- Service
   Shares.................   2,307,452   3,589,314
  Federated Managed Tail
   Risk Fund II --
   Primary Shares.........     259,453     925,851
  Federated Managed
   Volatility Fund II.....     323,263     949,882

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class.................. $  6,295,054 $  6,725,324
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................    1,336,856    2,747,425
  VIP Balanced Portfolio
   -- Service Class 2.....    8,534,667   14,552,201
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................    8,894,724   21,459,934
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................   37,687,231   29,565,062
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................      211,050      454,232
  VIP Equity-Income
   Portfolio -- Initial
   Class..................    5,584,349   15,410,717
  VIP Equity-Income
   Portfolio -- Service
   Class 2................   33,720,714   14,737,033
  VIP Growth & Income
   Portfolio -- Initial
   Class..................    1,408,557    3,506,097
  VIP Growth & Income
   Portfolio -- Service
   Class 2................    1,982,116    4,808,615
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................    1,990,496    1,901,901
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................      716,076    1,446,353
  VIP Growth Portfolio
   -- Initial Class.......    5,904,133   10,206,067
  VIP Growth Portfolio
   -- Service Class 2.....    6,538,588    4,327,631
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........   15,542,261   32,812,722
  VIP Mid Cap Portfolio
   -- Initial Class.......          861          232
  VIP Mid Cap Portfolio
   -- Service Class 2.....   13,857,332   36,116,442
  VIP Overseas Portfolio
   -- Initial Class.......    1,257,063    3,004,213
  VIP Value Strategies
   Portfolio -- Service
   Class 2................      810,122      672,319
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Founding
   Funds Allocation VIP
   Fund -- Class 2 Shares.    8,288,392   15,278,978
  Franklin Income VIP
   Fund -- Class 2 Shares.   23,631,859   63,201,849
  Franklin Large Cap
   Growth VIP Fund --
   Class 2 Shares.........       15,549       36,085
  Franklin Mutual Shares
   VIP Fund -- Class 2
   Shares.................    1,590,348    2,582,839
  Templeton Foreign VIP
   Fund -- Class 1 Shares.      684,105    1,531,712
  Templeton Foreign VIP
   Fund -- Class 2 Shares.       94,291      556,227
  Templeton Global Bond
   VIP Fund -- Class 1
   Shares.................      456,216    1,442,656
  Templeton Growth VIP
   Fund -- Class 2 Shares.    2,952,808    1,856,222
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs
   Government Money
   Market Fund --
   Service Shares.........  181,381,760  189,291,837
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...    1,595,310    1,329,730
  Goldman Sachs Mid Cap
   Value Fund --
   Institutional Shares...    3,954,799   18,274,161
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...      487,128      885,963
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................        7,566      354,285
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...      264,956       79,680
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...       30,791       83,614
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...       67,159      351,501

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                           Cost of     Proceeds
                            Shares       from
Fund/Portfolio             Acquired   Shares Sold
--------------            ----------- -----------
Janus Aspen Series
  Janus Henderson
   Balanced Portfolio --
   Institutional Shares.. $ 3,093,568 $12,947,124
  Janus Henderson
   Balanced Portfolio --
   Service Shares........   7,912,206  19,683,716
  Janus Henderson
   Enterprise Portfolio
   -- Institutional
   Shares................   4,333,533   9,222,675
  Janus Henderson
   Enterprise Portfolio
   -- Service Shares.....     675,558     857,558
  Janus Henderson
   Flexible Bond
   Portfolio --
   Institutional Shares..   1,126,816   4,457,537
  Janus Henderson Forty
   Portfolio --
   Institutional Shares..   2,918,551   6,968,657
  Janus Henderson Forty
   Portfolio -- Service
   Shares................   1,684,279  31,200,828
  Janus Henderson Global
   Research Portfolio --
   Institutional Shares..   1,019,956   7,144,261
  Janus Henderson Global
   Research Portfolio --
   Service Shares........     237,844     743,149
  Janus Henderson Global
   Technology Portfolio
   -- Service Shares.....   2,388,444   2,156,200
  Janus Henderson
   Overseas Portfolio --
   Institutional Shares..   1,138,352   4,513,520
  Janus Henderson
   Overseas Portfolio --
   Service Shares........      42,744     392,639
  Janus Henderson
   Research Portfolio --
   Institutional Shares..   1,409,470   8,003,472
  Janus Henderson
   Research Portfolio --
   Service Shares........     172,220     818,031
Legg Mason Partners
  Variable Equity Trust
  ClearBridge Variable
   Aggressive Growth
   Portfolio -- Class II.     792,513   3,041,314
  ClearBridge Variable
   Dividend Strategy
   Portfolio -- Class I..     356,889     999,804
  ClearBridge Variable
   Dividend Strategy
   Portfolio -- Class II.   1,526,696   1,428,927
  ClearBridge Variable
   Large Cap Value
   Portfolio -- Class I..   3,208,056   2,880,735
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........     690,937   1,022,464
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........   1,730,571   2,467,411
  MFS(R) Total Return
   Series -- Service
   Class Shares..........   4,441,286   8,871,495
  MFS(R) Utilities
   Series -- Service
   Class Shares..........   1,339,599   4,502,268
MFS(R) Variable
  Insurance Trust II
  MFS(R) Massachusetts
   Investors Growth
   Stock Portfolio --
   Service Class Shares..     829,454   1,429,604
  MFS(R) Strategic
   Income Portfolio --
   Service Class Shares..       2,009       5,841
Oppenheimer Variable
  Account Funds
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.   2,788,155   6,112,681
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....     546,650     958,195
  Oppenheimer
   Conservative Balanced
   Fund/VA --
   Non-Service Shares....     906,932   1,987,228
  Oppenheimer
   Conservative Balanced
   Fund/VA -- Service
   Shares................   1,845,782   4,596,949
  Oppenheimer Discovery
   Mid Cap Growth
   Fund/VA --
   Non-Service Shares....   2,809,841   4,237,097
  Oppenheimer Discovery
   Mid Cap Growth
   Fund/VA -- Service
   Shares................   2,150,873   1,469,890
  Oppenheimer Global
   Fund/VA -- Service
   Shares................  15,851,255  20,920,663
  Oppenheimer Global
   Strategic Income
   Fund/VA --
   Non-Service Shares....     418,225     940,361
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........  10,182,733  27,329,752
  Oppenheimer Main
   Street Small Cap
   Fund(R)/VA -- Service
   Shares................   8,290,196  17,918,311
  Oppenheimer Total
   Return Bond Fund/VA
   -- Non-Service Shares.   1,056,688   2,066,502
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   2,030,980   2,946,608
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........     290,506   1,064,902
  High Yield Portfolio
   -- Administrative
   Class Shares..........   7,040,964  11,971,929
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   5,968,506  10,417,034
  Low Duration Portfolio
   -- Administrative
   Class Shares..........   7,875,772   9,304,093
  Total Return Portfolio
   -- Administrative
   Class Shares..........  22,659,036  54,603,334

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                             Cost of     Proceeds
                              Shares       from
Fund/Portfolio               Acquired   Shares Sold
--------------             ------------ ------------
Rydex Variable Trust
  NASDAQ -- 100(R) Fund... $    721,957 $  3,561,878
State Street Variable
  Insurance Series
  Funds, Inc.
  Core Value Equity
   V.I.S. Fund --
   Class 1 Shares.........      423,362   12,500,280
  Income V.I.S. Fund --
   Class 1 Shares.........    1,123,687    5,000,099
  Premier Growth Equity
   V.I.S. Fund --
   Class 1 Shares.........    3,682,526    5,371,185
  Real Estate Securities
   V.I.S. Fund --
   Class 1 Shares.........    6,768,295   16,518,309
  S&P 500(R) Index
   V.I.S. Fund --
   Class 1 Shares.........   14,562,015   24,901,256
  Small-Cap Equity
   V.I.S. Fund --
   Class 1 Shares.........    5,786,886    8,424,358
  Total Return V.I.S.
   Fund -- Class 1 Shares.  121,724,333  142,582,334
  Total Return V.I.S.
   Fund -- Class 3 Shares.   90,162,716  207,635,855
  U.S. Equity V.I.S.
   Fund -- Class 1 Shares.    3,935,533    4,337,543
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio --
   Class I-2 Shares.......    3,697,289    5,156,455
  Alger Small Cap Growth
   Portfolio --
   Class I-2 Shares.......      678,673    4,212,746
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares.................      580,256    1,455,178
  Jennison Portfolio --
   Class II Shares........    1,020,757    1,249,473
  Natural Resources
   Portfolio -- Class II
   Shares.................   18,935,145   10,081,933
  SP International
   Growth Portfolio --
   Class II Shares........           --          672
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares.................           --          651
Wells Fargo Variable
  Trust
  Wells Fargo VT Omega
   Growth Fund -- Class 2.    5,152,977      726,600

(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017


   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      0.40% -- 2.40% of the daily value of
 (including benefit rider options)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 Administrative Charge                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (c) Bonus Credit

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2017 and 2016 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2017, 2016, 2015, 2014, and 2013 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2017 and were available to contract owners during 2017.

                                    Expense as a                             Net   Investment
                                    % of Average                            Assets   Income
                                   Net Assets (1)   Units      Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund, Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2017........................... 1.45% to 2.55%  1,140,590 14.13 to 12.58 15,309   1.79%      13.95% to   12.68%
   2016........................... 1.45% to 2.55%  1,323,222 12.40 to 11.17 15,601   1.65%       2.93% to    1.79%
   2015........................... 1.45% to 2.55%  1,408,677 12.05 to 10.97 16,209   1.96%     (0.17)% to  (1.29)%
   2014........................... 1.45% to 2.55%  1,625,670 12.07 to 11.11 18,777   2.40%       5.56% to    4.38%
   2013........................... 1.45% to 2.55%  1,797,915 11.43 to 10.65 19,708   2.04%      14.59% to   13.31%
 AB Global Thematic Growth
   Portfolio -- Class B
   2017........................... 1.45% to 2.10%    235,133 22.48 to 14.93  5,051   0.30%      34.33% to   33.45%
   2016........................... 1.45% to 2.10%    140,451 16.74 to 11.19  2,138   0.00%     (2.31)% to  (2.95)%
   2015........................... 1.45% to 2.10%    167,574 17.13 to 11.53  2,623   0.00%       1.16% to    0.49%
   2014........................... 1.45% to 2.10%    197,638 16.94 to 11.47  3,039   0.00%       3.29% to    2.61%
   2013........................... 1.45% to 2.10%    262,312 16.40 to 11.18  3,939   0.02%      21.14% to   20.35%
 AB Growth and Income
   Portfolio -- Class B
   2017........................... 1.15% to 2.30%  1,853,902 29.43 to 19.16 44,847   1.25%      17.24% to   15.88%
   2016........................... 1.15% to 2.30%  2,080,048 25.10 to 16.53 43,003   0.82%       9.79% to    8.52%
   2015........................... 1.15% to 2.30%  2,375,736 22.86 to 15.23 45,113   1.17%       0.26% to  (0.91)%
   2014........................... 1.15% to 2.30%  2,777,191 22.81 to 15.37 52,841   1.09%       8.03% to    6.78%
   2013........................... 1.15% to 2.30%  3,279,771 21.11 to 14.40 58,013   1.12%      33.05% to   31.50%
 AB International Value
   Portfolio -- Class B
   2017........................... 1.45% to 2.55%  4,197,680 12.73 to  6.67 37,401   1.46%      23.29% to   21.92%
   2016........................... 1.45% to 2.55% 10,519,424 10.33 to  5.47 72,814   1.23%     (2.23)% to  (3.32)%
   2015........................... 1.45% to 2.55%  8,467,988 10.56 to  5.66 62,126   2.23%       0.92% to  (0.21)%
   2014........................... 1.45% to 2.55%  7,965,572 10.47 to  5.67 58,385   3.64%    (7.82)% to   (8.85)%
   2013........................... 1.45% to 2.55%  6,950,495 11.36 to  6.22 57,250   5.35%      20.95% to   19.60%
 AB Large Cap Growth Portfolio --
   Class B
   2017........................... 1.45% to 2.30%  1,136,185 31.22 to 22.13 22,320   0.00%      29.77% to   28.65%
   2016........................... 1.45% to 2.30%  1,256,372 24.06 to 17.20 18,786   0.00%      0.87% to     0.01%
   2015........................... 1.45% to 2.30%  2,063,012 23.85 to 17.20 28,077   0.00%      9.25% to     8.31%
   2014........................... 1.45% to 2.30%  1,082,171 21.83 to 15.88 12,849   0.00%      12.19% to   11.22%
   2013........................... 1.45% to 2.30%  1,245,160 19.46 to 14.28 13,135   0.00%      35.01% to   33.85%
 AB Small Cap Growth Portfolio --
   Class B
   2017........................... 1.45% to 1.95%    291,390 22.86 to 21.54  6,564   0.00%      31.85% to   31.18%
   2016........................... 1.45% to 1.95%    328,225 17.34 to 16.42  5,646   0.00%       4.68% to    4.15%
   2015........................... 1.45% to 1.95%    396,581 16.56 to 15.77  6,566   0.00%    (2.96)% to   (3.45)%
   2014........................... 1.45% to 2.55%  2,301,358 17.07 to 15.66 37,496   0.00%    (3.50)% to   (4.57)%
   2013........................... 1.45% to 1.95%  1,221,517 17.69 to 17.01 21,453   0.00%      43.23% to   42.50%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2017.............................. 0.75% to 1.85% 1,218,749 19.41 to 18.01 22,478   0.13%     26.39% to   24.99%
   2016.............................. 0.75% to 1.85%   466,844 15.36 to 14.41  6,856   0.00%     1.50% to     0.38%
   2015.............................. 0.75% to 1.85%   519,555 15.13 to 14.35  7,577   0.00%     4.22% to     3.06%
   2014.............................. 0.75% to 1.85%   587,760 14.52 to 13.92  8,291   0.04%     7.63% to     6.43%
   2013.............................. 0.75% to 2.10%   675,995 13.49 to 13.19  8,936   0.43%     39.09% to   37.20%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2017.............................. 1.45% to 2.20%   225,446 29.16 to 22.85  5,477   0.00%     25.19% to   24.24%
   2016.............................. 1.45% to 2.20%   239,707 23.29 to 18.39  4,637   0.00%      0.54% to  (0.22)%
   2015.............................. 1.45% to 2.20%   270,543 23.17 to 18.43  5,215   0.00%      3.23% to    2.45%
   2014.............................. 1.45% to 2.20%   317,356 22.44 to 17.99  5,960   0.00%      6.60% to    5.79%
   2013.............................. 1.45% to 2.20%   374,246 21.05 to 17.00  6,628   0.24%     37.77% to   36.72%
 Invesco V.I. Comstock Fund --
   Series II shares
   2017.............................. 1.45% to 2.35% 1,174,635 29.96 to 17.37 29,341   1.25%     15.88% to   14.82%
   2016.............................. 1.45% to 2.55% 4,807,059 25.86 to 13.03 85,076   1.87%     15.30% to   14.01%
   2015.............................. 1.45% to 2.30% 1,605,895 22.43 to 14.58 30,095   1.59%    (7.55)% to  (8.35)%
   2014.............................. 1.45% to 2.30% 1,923,510 24.26 to 15.91 39,308   1.08%     7.52% to     6.59%
   2013.............................. 1.45% to 2.55% 2,183,096 22.56 to 11.76 41,529   1.42%     33.69% to   32.20%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2017.............................. 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251   1.04%     12.33% to   10.30%
   2016.............................. 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252   1.18%      9.44% to    7.46%
   2015.............................. 0.75% to 2.30%   591,932 14.05 to 13.87  8,765   0.98%    (6.48)% to  (7.94)%
   2014.............................. 0.75% to 2.30%   783,326 15.02 to 15.06 12,532   0.94%      7.34% to    5.66%
   2013.............................. 0.75% to 2.30%   761,003 13.99 to 14.26 11,402   1.36%     28.28% to   26.28%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2017.............................. 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684   1.47%      9.18% to    7.96%
   2016.............................. 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635   1.65%     13.18% to   11.92%
   2015.............................. 1.45% to 2.55% 1,563,826 13.52 to 12.27 20,334   2.27%    (4.00)% to  (5.07)%
   2014.............................. 1.45% to 2.55% 1,679,031 14.08 to 12.92 22,827   1.56%      7.19% to    5.99%
   2013.............................. 1.45% to 2.55% 1,692,926 13.14 to 12.19 21,552   1.63%     23.08% to   21.70%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2017.............................. 1.45% to 2.20%    16,404 17.30 to  9.41    239   2.98%     11.10% to   10.26%
   2016.............................. 1.45% to 2.20%    19,385 15.57 to  8.54    257   1.32%      0.35% to  (0.42)%
   2015.............................. 1.45% to 2.20%    21,397 15.52 to  8.57    285   3.34%    (3.17)% to  (3.91)%
   2014.............................. 1.45% to 2.20%    24,081 16.02 to  8.92    331   0.96%     12.69% to   11.83%
   2013.............................. 1.45% to 2.20%    54,127 14.22 to  7.98    660   5.83%      0.95% to    0.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Government
   Securities Fund --
   Series I shares
   2017............................ 0.75% to 0.75%       327 17.14 to 17.14      6   2.16%       1.19% to    1.19%
   2016............................ 0.75% to 0.75%       292 16.94 to 16.94      5   2.05%       0.47% to    0.47%
   2015............................ 0.75% to 0.75%       274 16.86 to 16.86      5   1.90%     (0.41)% to  (0.41)%
   2014............................ 0.75% to 0.75%       259 16.93 to 16.93      4   3.22%       3.36% to    3.36%
   2013............................ 0.75% to 0.75%       241 16.38 to 16.38      4   3.67%     (3.35)% to  (3.35)%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647   1.33%      20.95% to   19.61%
   2016............................ 1.45% to 2.55% 3,015,316 17.10 to  9.12 36,773   0.88%     (2.13)% to  (3.22)%
   2015............................ 1.45% to 2.55% 5,404,615 17.47 to  9.42 64,412   1.43%     (4.03)% to  (5.10)%
   2014............................ 1.45% to 2.55% 4,091,537 18.20 to  9.93 52,852   1.35%     (1.36)% to  (2.46)%
   2013............................ 1.45% to 2.55% 4,506,508 18.45 to 10.18 59,410   1.03%      17.00% to   15.69%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2017............................ 1.45% to 2.30%   268,667 21.29 to 13.75  5,482   0.01%      15.53% to   14.54%
   2016............................ 1.45% to 2.30%   328,828 18.43 to 12.00  5,793   0.08%      16.22% to   15.22%
   2015............................ 1.45% to 2.30%   377,784 15.86 to 10.42  5,705   2.26%    (11.95)% to (12.71)%
   2014............................ 1.45% to 2.30%   427,066 18.01 to 11.93  7,297   1.14%       4.84% to    3.94%
   2013............................ 1.45% to 2.30%   515,435 17.18 to 11.48  8,396   1.20%      31.34% to   30.21%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615   2.57%       2.17% to    1.04%
   2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576   1.66%       2.88% to    1.73%
   2015............................ 1.45% to 2.55% 1,534,053 12.08 to 10.80 17,704   3.44%     (3.88)% to  (4.96)%
   2014............................ 1.45% to 2.55% 5,713,250 12.57 to 11.36 68,266   1.29%       1.80% to    0.67%
   2013............................ 1.45% to 2.55% 6,474,068 12.34 to 11.28 76,251   1.64%     (9.81)% to (10.81)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2017............................ 1.45% to 2.20%    28,631 28.70 to 15.26    589   2.30%      18.74% to   17.84%
   2016............................ 1.45% to 2.20%    41,953 24.17 to 12.95    740   1.51%      11.84% to   10.99%
   2015............................ 1.45% to 2.05%     4,549 21.61 to 14.71     85   2.10%     (6.99)% to  (7.56)%
   2014............................ 1.45% to 2.05%     4,666 23.23 to 15.92     94   2.03%      10.87% to   10.20%
   2013............................ 1.45% to 2.05%     5,083 20.95 to 14.44     91   2.18%      33.85% to   33.04%
 VP International Fund -- Class I
   2017............................ 1.45% to 2.20%    35,443 25.38 to 11.10    621   0.81%      29.31% to   28.33%
   2016............................ 1.45% to 2.20%    36,661 19.63 to  8.65    507   1.17%     (6.87)% to  (7.57)%
   2015............................ 1.45% to 2.20%    46,651 21.07 to  9.36    684   0.39%     (0.70)% to  (1.46)%
   2014............................ 1.45% to 2.20%    55,397 21.22 to  9.50    822   1.66%     (6.88)% to  (7.59)%
   2013............................ 1.45% to 2.20%    58,233 22.79 to 10.28    953   1.79%      20.64% to   19.72%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
 VP Ultra(R) Fund -- Class I
   2017........................... 1.85% to 2.05%      1,874 23.82 to 22.47      44   0.39%     29.79% to   29.52%
   2016........................... 1.85% to 2.05%      2,520 18.36 to 17.35      46   0.48%      2.52% to    2.31%
   2015........................... 1.45% to 2.20%     15,964 22.10 to 16.11     283   0.46%      4.73% to    3.93%
   2014........................... 1.45% to 2.20%     19,944 21.10 to 15.50     338   0.10%      8.40% to    7.58%
   2013........................... 1.45% to 2.05%      3,640 19.47 to 15.12      58   0.55%     35.09% to   34.27%
 VP Value Fund -- Class I
   2017........................... 1.45% to 1.45%      2,329 29.58 to 29.58      69   1.65%      7.18% to    7.18%
   2016........................... 1.45% to 1.45%      2,433 27.60 to 27.60      67   1.74%     18.74% to   18.74%
   2015........................... 1.45% to 1.45%      2,856 23.25 to 23.25      66   2.10%    (5.28)% to  (5.28)%
   2014........................... 1.45% to 1.45%      3,674 24.54 to 24.54      90   1.51%     11.44% to   11.44%
   2013........................... 1.45% to 1.45%      4,342 22.02 to 22.02      96   1.64%     29.82% to   29.82%
BlackRock Variable Series
  Funds, Inc.
 BlackRock Advantage U.S. Total
   Market V.I. Fund --
   Class III Shares
   2017........................... 1.45% to 2.30%    197,227 24.02 to 18.80   4,569   0.87%     12.19% to   11.22%
   2016........................... 1.45% to 2.30%    265,477 21.41 to 16.90   5,489   0.15%     21.62% to   20.58%
   2015........................... 1.45% to 2.30%    313,233 17.61 to 14.02   5,313   0.14%    (8.13)% to  (8.92)%
   2014........................... 1.45% to 2.30%    376,551 19.17 to 15.39   6,964   0.12%      3.54% to    2.65%
   2013........................... 1.45% to 2.30%    430,630 18.51 to 15.00   7,670   0.40%     40.02% to   38.82%
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2017........................... 1.45% to 2.55%  2,094,106 21.10 to 13.47  35,744   1.01%      6.45% to    5.27%
   2016........................... 1.45% to 2.55%  3,532,167 19.82 to 12.80  56,123   1.91%     16.02% to   14.73%
   2015........................... 1.45% to 2.30%    673,830 17.08 to 14.91  10,554   1.19%    (7.51)% to  (8.31)%
   2014........................... 1.45% to 2.30%    776,107 18.47 to 16.26  13,134   1.14%      8.04% to    7.11%
   2013........................... 1.45% to 2.30%    869,233 17.10 to 15.18  13,501   1.15%     35.65% to   34.48%
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2017........................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506   1.23%     12.06% to   10.82%
   2016........................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883   1.17%      2.30% to    1.17%
   2015........................... 1.45% to 2.55% 24,906,508 16.95 to 11.59 322,921   1.01%    (2.44)% to  (3.53)%
   2014........................... 1.45% to 2.55% 28,430,985 17.37 to 12.01 379,446   2.11%      0.45% to  (0.67)%
   2013........................... 1.45% to 2.55% 31,980,142 17.29 to 12.09 426,795   1.01%     12.76% to   11.50%
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares
   2017........................... 1.45% to 1.95%    169,025 25.17 to 23.20   4,130   0.00%     27.36% to   26.72%
   2016........................... 1.45% to 1.85%    148,951 19.76 to 18.77   2,900   0.44%      5.99% to    5.56%
   2015........................... 1.45% to 1.85%    182,292 18.64 to 17.78   3,356   0.34%      1.03% to    0.62%
   2014........................... 1.45% to 1.85%    230,781 18.46 to 17.67   4,215   0.35%     12.31% to   11.85%
   2013........................... 1.45% to 1.85%    258,398 16.43 to 15.80   4,207   0.54%     31.64% to   31.11%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
Columbia Funds Variable Series
  Trust II
 Columbia Variable Portfolio --
   Select International Equity
   Fund -- Class 2
   2017.............................. 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657   1.87%     25.34% to   24.27%
   2016 (4).......................... 1.45% to 2.40% 1,592,466  9.71 to  9.65 15,451   1.74%    (4.27)% to  (5.19)%
 Variable Portfolio -- Loomis Sayles
   Growth Fund -- Class 1
   2017.............................. 1.45% to 2.55% 4,651,585 13.70 to 13.45 63,499   0.00%     31.11% to   29.65%
   2016 (4).......................... 1.45% to 2.30% 1,971,256 10.45 to 10.39 20,587   0.00%      6.77% to    5.86%
Deutsche Variable Series I
 Deutsche Capital Growth VIP --
   Class B Shares
   2017.............................. 1.45% to 1.50%       505 20.00 to 19.93     10   0.46%     24.14% to   24.08%
   2016.............................. 1.45% to 1.50%       508 16.11 to 16.06      8   0.52%      2.49% to    2.44%
   2015.............................. 1.45% to 1.50%       510 15.72 to 15.68      8   0.38%      6.76% to    6.70%
   2014.............................. 1.45% to 1.50%       519 14.72 to 14.69      8   0.33%     11.03% to   10.98%
   2013.............................. 1.45% to 1.50%       611 13.26 to 13.24      8   0.93%     32.25% to   32.18%
Deutsche Variable Series II
 Deutsche CROCI(R) U.S. VIP --
   Class B Shares
   2017.............................. 1.45% to 2.05%     3,580 14.32 to 13.75     50   1.20%     20.68% to   19.95%
   2016.............................. 1.45% to 2.05%     4,554 11.87 to 11.46     53   0.70%    (6.00)% to  (6.57)%
   2015.............................. 1.45% to 2.05%     4,399 12.62 to 12.27     55   1.13%    (8.51)% to  (9.07)%
   2014.............................. 1.45% to 2.05%     5,172 13.80 to 13.49     71   1.40%      8.76% to    8.09%
   2013.............................. 1.45% to 2.05%     6,444 12.69 to 12.48     81   1.68%     28.65% to   27.87%
 Deutsche Small Mid Cap Value
   VIP -- Class B Shares
   2017.............................. 1.45% to 2.05%       416 38.80 to 20.42     12   0.37%      8.54% to    7.88%
   2016.............................. 1.45% to 2.05%       691 35.75 to 18.93     21   0.23%     14.79% to   14.09%
   2015.............................. 1.45% to 2.05%       759 31.14 to 16.59     19   0.00%    (3.63)% to  (4.22)%
   2014.............................. 1.45% to 2.05%       906 32.31 to 17.32     24   0.49%      3.57% to    2.94%
   2013.............................. 1.45% to 2.05%     1,571 31.20 to 16.83     44   0.95%     32.74% to   31.94%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2017.............................. 1.45% to 1.45%     3,277 34.15 to 34.15    112   1.06%     13.71% to   13.71%
   2016.............................. 1.45% to 1.45%     3,464 30.04 to 30.04    104   1.06%     13.80% to   13.80%
   2015.............................. 1.45% to 1.45%     3,679 26.39 to 26.39     97   0.60%    (3.70)% to  (3.70)%
   2014.............................. 1.45% to 1.45%     4,021 27.41 to 27.41    110   0.98%     10.47% to   10.47%
   2013.............................. 1.45% to 1.45%     4,241 24.81 to 24.81    105   1.38%     33.04% to   33.04%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------ ---------- -------------------
 Dreyfus Variable Investment
   Fund -- Government Money
   Market Portfolio
   2017.............................. 1.45% to 2.05%   105,919  9.44 to  8.84    987   0.35%    (1.11)% to  (1.71)%
   2016.............................. 1.45% to 2.05%    72,989  9.55 to  9.00    685   0.01%    (1.43)% to  (2.03)%
   2015.............................. 1.45% to 2.05%   107,902  9.69 to  9.18  1,025   0.00%    (1.45)% to  (2.05)%
   2014.............................. 1.45% to 2.05%   120,942  9.83 to  9.37  1,174   0.00%    (1.46)% to  (2.06)%
   2013.............................. 1.45% to 2.05%   100,946  9.98 to  9.57    986   0.00%    (1.45)% to  (2.05)%
 The Dreyfus Sustainable U.S.
   Equity Portfolio, Inc. -- Initial
   Shares
   2017.............................. 1.50% to 1.70%   498,511 12.78 to 12.33  6,375   1.13%     13.61% to   13.38%
   2016.............................. 1.50% to 1.70%   504,596 11.25 to 10.88  5,681   1.27%      8.72% to    8.50%
   2015.............................. 1.45% to 2.20%   563,605 21.85 to 14.16  6,219   1.03%    (4.60)% to  (5.32)%
   2014.............................. 1.45% to 2.20%   578,244 22.90 to 14.96  6,739   0.85%     11.81% to   10.96%
   2013.............................. 1.50% to 1.70%   521,926  9.71 to  9.45  5,075   1.21%     32.33% to   32.06%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2017.............................. 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028   3.26%      1.93% to    0.79%
   2016.............................. 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076   3.48%      7.37% to    6.18%
   2015.............................. 1.45% to 2.55% 3,659,535 12.72 to 10.37 44,138   3.36%    (2.43)% to  (3.52)%
   2014.............................. 1.45% to 2.55% 5,609,211 13.04 to 10.75 68,095   3.14%    (0.89)% to  (1.99)%
   2013.............................. 1.45% to 2.55% 6,465,984 13.16 to 10.97 79,695   3.48%      2.34% to    1.20%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Primary Shares
   2017.............................. 1.15% to 1.60%   392,514 38.51 to 21.99 11,433   6.75%      5.71% to    5.24%
   2016.............................. 1.15% to 1.60%   438,539 36.42 to 20.89 12,261   6.39%     13.50% to   12.99%
   2015.............................. 1.15% to 1.60%   534,551 32.09 to 18.49 13,214   5.72%    (3.69)% to  (4.13)%
   2014.............................. 1.15% to 1.60%   622,420 33.32 to 19.29 15,876   6.35%      1.51% to    1.05%
   2013.............................. 1.15% to 1.60%   804,043 32.83 to 19.09 20,139   7.42%      5.76% to    5.28%
 Federated High Income Bond
   Fund II -- Service Shares
   2017.............................. 1.45% to 2.30%   572,362 23.11 to 17.49 13,105   6.78%      5.02% to    4.12%
   2016.............................. 1.45% to 2.30%   661,694 22.00 to 16.80 14,457   5.99%     12.87% to   11.90%
   2015.............................. 1.45% to 2.30%   773,179 19.49 to 15.02 14,898   6.22%    (4.13)% to  (4.96)%
   2014.............................. 1.45% to 2.30% 1,313,299 20.33 to 15.80 26,542   5.87%      0.94% to    0.07%
   2013.............................. 1.45% to 2.30% 1,545,902 20.14 to 15.79 31,011   7.24%      5.18% to    4.27%
 Federated Kaufmann Fund II --
   Service Shares
   2017.............................. 1.45% to 2.30%   565,395 36.55 to 21.29 18,972   0.00%     26.12% to   25.04%
   2016.............................. 1.45% to 2.40%   669,966 28.98 to 13.39 17,713   0.00%      1.92% to    0.94%
   2015.............................. 1.45% to 2.40%   782,264 28.44 to 13.26 20,458   0.00%      4.61% to    3.61%
   2014.............................. 1.45% to 2.40%   878,186 27.18 to 12.80 21,843   0.00%      7.85% to    6.81%
   2013.............................. 1.45% to 2.40% 1,044,827 25.20 to 11.98 24,191   0.00%     37.65% to   36.33%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                      Expense as a                            Net    Investment
                                      % of Average                           Assets    Income
                                     Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------- ---------- -------------------
 Federated Managed Tail Risk
   Fund II -- Primary Shares
   2017............................. 1.15% to 1.60%   434,550 11.92 to 11.51   5,058   1.65%      9.68% to    9.18%
   2016............................. 1.15% to 1.60%   496,284 10.87 to 10.54   5,284   1.81%    (5.30)% to  (5.72)%
   2015............................. 1.15% to 1.60%   554,124 11.48 to 11.18   6,250   1.72%    (7.37)% to  (7.79)%
   2014............................. 1.15% to 1.60%   622,189 12.39 to 12.12   7,599   1.82%    (2.11)% to  (2.55)%
   2013............................. 1.15% to 1.60%   720,576 12.66 to 12.44   9,018   1.03%     15.11% to   14.59%
 Federated Managed Volatility
   Fund II
   2017............................. 1.15% to 1.60%   246,565 31.85 to 15.33   5,717   4.00%     16.76% to   16.23%
   2016............................. 1.15% to 1.60%   284,028 27.28 to 13.19   5,631   5.04%      6.45% to    5.98%
   2015............................. 1.15% to 1.60%   340,033 25.63 to 12.45   6,409   4.50%    (8.62)% to  (9.03)%
   2014............................. 1.15% to 1.60%   422,368 28.04 to 13.68   8,657   3.26%      2.72% to    2.25%
   2013............................. 1.15% to 1.60%   468,497 27.30 to 13.38   9,574   2.90%     20.34% to   19.80%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2017............................. 1.15% to 1.60%   916,639 55.80 to 17.75  44,319   1.83%     12.80% to   12.29%
   2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80  44,751   1.44%      1.89% to    1.43%
   2015............................. 1.15% to 1.60% 1,180,761 48.56 to 15.58  49,442   1.52%    (1.01)% to  (1.46)%
   2014............................. 1.15% to 1.60% 1,328,926 49.05 to 15.81  56,246   1.45%      4.62% to    4.14%
   2013............................. 1.15% to 1.60% 1,504,410 46.89 to 15.18  60,584   1.54%     14.38% to   13.86%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2017............................. 1.45% to 2.30%   362,146 17.77 to 15.59   6,060   1.55%     12.10% to   11.13%
   2016............................. 1.45% to 2.30%   503,089 15.86 to 14.03   7,542   1.17%      1.35% to    0.48%
   2015............................. 1.45% to 2.30%   603,415 15.64 to 13.96   8,975   1.30%    (1.51)% to  (2.36)%
   2014............................. 1.45% to 2.30%   720,857 15.88 to 14.30  10,985   1.18%      4.01% to    3.11%
   2013............................. 1.45% to 2.30%   852,739 15.27 to 13.87  12,521   1.30%     13.67% to   12.69%
 VIP Balanced Portfolio -- Service
   Class 2
   2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04  68,642   1.25%     14.44% to   13.16%
   2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29  67,008   1.16%      5.43% to    4.26%
   2015............................. 1.45% to 2.55% 4,846,903 15.51 to 12.75  69,426   1.29%    (1.09)% to  (2.20)%
   2014............................. 1.45% to 2.55% 5,203,096 15.68 to 13.03  75,563   1.22%      8.42% to    7.21%
   2013............................. 1.45% to 2.55% 6,037,701 14.46 to 12.16  81,679   1.30%     17.55% to   16.24%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2017............................. 1.15% to 1.60% 1,993,834 89.76 to 28.92 106,146   0.98%     20.48% to   19.94%
   2016............................. 1.15% to 1.60% 2,386,708 74.50 to 24.11 104,523   0.78%      6.76% to    6.29%
   2015............................. 1.15% to 1.60% 2,752,822 69.78 to 22.68 113,615   0.99%    (0.49)% to  (0.94)%
   2014............................. 1.15% to 1.60% 3,170,224 70.12 to 22.90 130,449   0.92%     10.66% to   10.16%
   2013............................. 1.15% to 1.60% 3,680,306 63.37 to 20.79 136,622   1.03%     29.78% to   29.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- -------------------
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2017......................... 1.45% to 2.55%  6,330,228  34.97 to 16.70 149,150   0.77%     19.83% to   18.50%
   2016......................... 1.45% to 2.55%  5,987,180  29.18 to 14.09 121,938   0.44%      6.17% to    4.99%
   2015......................... 1.45% to 2.55% 12,956,480  27.49 to 13.42 217,809   0.76%    (1.04)% to  (2.15)%
   2014......................... 1.45% to 2.55% 14,917,759  27.77 to 13.72 254,029   0.67%     10.04% to    8.81%
   2013......................... 1.45% to 2.55% 18,704,173  25.24 to 12.61 290,517   0.79%     29.05% to   27.62%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2017......................... 1.45% to 1.70%     79,730  31.37 to 30.22   2,466   0.62%     21.72% to   21.41%
   2016......................... 1.45% to 1.70%     93,114  25.77 to 24.89   2,362   0.70%      1.17% to    0.92%
   2015......................... 1.45% to 1.70%    109,997  25.47 to 24.67   2,724   0.58%    (0.44)% to  (0.69)%
   2014......................... 1.45% to 1.85%    121,092  25.59 to 19.59   3,019   0.23%      9.06% to    8.61%
   2013......................... 1.45% to 1.85%    121,851  23.46 to 18.04   2,704   0.11%     36.25% to   35.70%
 VIP Equity-Income Portfolio --
   Initial Class
   2017......................... 1.15% to 1.60%  1,439,981 102.66 to 20.36  83,586   1.67%     11.60% to   11.10%
   2016......................... 1.15% to 1.60%  1,699,936  91.99 to 18.32  86,520   2.24%     16.66% to   16.14%
   2015......................... 1.15% to 1.60%  1,941,908  78.85 to 15.78  85,286   3.05%    (5.07)% to  (5.50)%
   2014......................... 1.15% to 1.60%  2,273,456  83.06 to 16.70 102,554   2.71%      7.47% to    6.98%
   2013......................... 1.15% to 1.60%  2,651,068  77.29 to 15.61 111,500   2.43%     26.67% to   26.10%
 VIP Equity-Income Portfolio --
   Service Class 2
   2017......................... 1.45% to 2.55%  4,115,160  25.90 to 12.83  77,518   1.58%     11.02% to    9.79%
   2016......................... 1.45% to 2.40%  2,765,882  23.33 to 11.86  52,129   1.37%     16.01% to   14.89%
   2015......................... 1.45% to 2.55%  7,297,938  20.11 to 10.18 102,422   2.83%    (5.63)% to  (6.68)%
   2014......................... 1.45% to 2.55%  8,323,101  21.31 to 10.91 125,027   2.40%      6.91% to    5.71%
   2013......................... 1.45% to 2.55% 10,658,918  19.94 to 10.32 148,989   2.22%     25.97% to   24.57%
 VIP Growth & Income
   Portfolio -- Initial Class
   2017......................... 0.75% to 1.60%    753,630  23.82 to 19.78  21,216   1.24%      16.02% to  15.04%
   2016......................... 0.75% to 1.60%    861,702  20.53 to 17.20  20,834   1.66%      15.21% to  14.23%
   2015......................... 0.75% to 1.60%    988,658  17.82 to 15.05  20,872   1.99%    (3.01)% to  (3.83)%
   2014......................... 0.75% to 1.60%  1,161,410  18.37 to 15.65  25,427   1.69%       9.64% to   8.71%
   2013......................... 0.75% to 1.60%  1,328,374  16.75 to 14.40  26,538   1.85%      32.56% to  31.43%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2017......................... 1.45% to 1.95%    938,297  26.16 to 21.60  18,986   1.07%     14.93% to   14.34%
   2016......................... 1.45% to 1.95%  1,126,092  22.76 to 18.89  19,602   1.76%     14.13% to   13.56%
   2015......................... 1.45% to 1.95%    965,172  19.94 to 16.64  14,971   1.78%    (3.95)% to  (4.44)%
   2014......................... 1.45% to 1.95%  1,108,786  20.76 to 17.41  18,025   1.47%      8.63% to    8.08%
   2013......................... 1.45% to 1.95%  1,294,015  19.11 to 16.11  19,438   1.64%     31.32% to   30.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)   Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- -------------------
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2017......................... 0.75% to 1.60%    436,435  22.55 to 17.70  10,237   0.30%     33.51% to   32.37%
   2016......................... 0.75% to 1.60%    485,643  16.89 to 13.37   8,601   0.31%    (0.41)% to  (1.26)%
   2015......................... 0.75% to 1.60%    597,694  16.96 to 13.55  10,857   0.18%      4.82% to    3.92%
   2014......................... 0.75% to 1.60%    636,257  16.18 to 13.03  11,009   0.21%     11.36% to   10.41%
   2013......................... 0.75% to 1.60%    757,951  14.53 to 11.81  11,844   0.30%     36.86% to   35.70%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2017......................... 1.45% to 2.30%    179,474  21.72 to 20.64   3,877   0.11%     32.24% to   31.10%
   2016......................... 1.45% to 2.40%    244,930  16.43 to 15.66   4,002   0.05%    (1.38)% to  (2.33)%
   2015......................... 1.45% to 2.55%  3,219,169  16.66 to 15.94  53,045   0.00%      3.82% to    2.66%
   2014......................... 1.45% to 2.55%  1,637,927  16.05 to 15.53  26,079   0.01%     10.32% to    9.09%
   2013......................... 1.45% to 2.55%  2,116,562  14.54 to 14.23  30,629   0.05%     35.55% to   34.03%
 VIP Growth Portfolio --
   Initial Class
   2017......................... 1.15% to 1.60%  1,084,069 129.67 to 19.98  62,496   0.22%     33.58% to   32.98%
   2016......................... 1.15% to 1.60%  1,270,208  97.07 to 15.03  53,604   0.04%    (0.36)% to  (0.80)%
   2015......................... 1.15% to 1.60%  1,458,117  97.42 to 15.15  60,912   0.25%      5.94% to    5.46%
   2014......................... 1.15% to 1.60%  1,653,644  91.95 to 14.36  65,296   0.18%     10.02% to    9.52%
   2013......................... 1.15% to 1.60%  1,949,834  83.58 to 13.12  69,536   0.28%     34.77% to   34.16%
 VIP Growth Portfolio --
   Service Class 2
   2017......................... 1.45% to 2.30%  1,138,148  31.15 to 22.44  21,409   0.08%     32.87% to   31.73%
   2016......................... 1.45% to 2.30%  1,126,260  23.45 to 17.04  15,246   0.00%    (0.90)% to  (1.76)%
   2015......................... 1.45% to 2.30%  1,583,867  23.66 to 17.34  23,366   0.03%      5.35% to    4.45%
   2014......................... 1.45% to 2.30%  1,784,045  22.46 to 16.60  24,952   0.00%      9.40% to    8.46%
   2013......................... 1.45% to 2.30%  1,972,296  20.53 to 15.31  25,263   0.05%     34.03% to   32.87%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2017......................... 1.45% to 2.55%  9,506,920  13.20 to 11.71 121,545   2.17%      2.49% to    1.35%
   2016......................... 1.45% to 2.55% 10,950,778  12.87 to 11.55 137,126   2.28%      2.97% to    1.82%
   2015......................... 1.45% to 2.55% 11,150,979  12.50 to 11.34 136,060   2.57%    (2.29)% to  (3.38)%
   2014......................... 1.45% to 2.55%  7,898,918  12.80 to 11.74  98,977   1.79%      4.09% to    2.92%
   2013......................... 1.45% to 2.55%  9,956,962  12.29 to 11.41 120,149   2.01%    (3.49)% to  (4.57)%
 VIP Mid Cap Portfolio --
   Initial Class
   2017......................... 0.75% to 0.75%        271  49.13 to 49.13      13   0.71%     19.90% to   19.90%
   2016......................... 0.75% to 0.75%        268  40.98 to 40.98      11   0.52%     11.39% to   11.39%
   2015......................... 0.75% to 0.75%        281  36.78 to 36.78      10   0.40%    (2.13)% to  (2.13)%
   2014......................... 0.75% to 0.75%        654  37.58 to 37.58      25   0.25%      5.49% to    5.49%
   2013......................... 0.75% to 0.75%        835  35.63 to 35.63      30   0.47%     35.21% to   35.21%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                     Expense as a                             Net    Investment
                                     % of Average                            Assets    Income
                                    Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                    -------------- ---------- -------------- ------- ---------- -------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2017............................ 1.15% to 2.55%  4,371,427 47.97 to 17.26 129,568    0.47%    19.15% to   17.47%
   2016............................ 1.15% to 2.55%  5,321,532 40.26 to 14.69 134,193    0.33%    10.64% to    9.08%
   2015............................ 1.15% to 2.55%  5,166,230 36.39 to 13.47 120,030    0.22%   (2.76)% to  (4.14)%
   2014............................ 1.15% to 2.55%  8,185,089 37.42 to 14.05 178,781    0.02%     4.81% to    3.33%
   2013............................ 1.15% to 2.55%  8,705,874 35.71 to 13.60 189,779    0.26%    34.31% to   32.41%
 VIP Overseas Portfolio --
   Initial Class
   2017............................ 0.75% to 1.60%    582,607 16.30 to 16.53  17,614    1.40%    29.31% to   28.21%
   2016............................ 0.75% to 1.60%    654,951 12.60 to 12.89  15,403    1.36%   (5.77)% to  (6.57)%
   2015............................ 0.75% to 1.60%    762,153 13.37 to 13.80  19,244    1.30%     2.85% to    1.97%
   2014............................ 0.75% to 1.60%    858,699 13.00 to 13.53  20,923    1.26%   (8.77)% to  (9.55)%
   2013............................ 0.75% to 1.60%    980,163 14.25 to 14.96  26,593    1.36%    29.46% to   28.36%
 VIP Value Strategies Portfolio --
   Service Class 2
   2017............................ 1.45% to 1.85%    115,318 22.81 to 21.58   2,609    1.23%    17.36% to   16.89%
   2016............................ 1.45% to 2.20%    139,915 19.44 to 18.27   2,693    0.86%     7.69% to    6.87%
   2015............................ 1.45% to 2.20%    166,905 18.05 to 17.10   2,983    0.39%   (4.59)% to  (5.32)%
   2014............................ 1.45% to 2.20%    432,519 18.92 to 18.06   8,129    0.68%     4.97% to    4.17%
   2013............................ 1.45% to 2.20%    698,052 18.02 to 17.34  12,418    0.81%    28.30% to   27.32%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Founding Funds
   Allocation VIP Fund --
   Class 2 Shares
   2017............................ 1.45% to 2.55%  5,446,835 13.56 to 12.08  70,021    2.66%    10.36% to    9.13%
   2016............................ 1.45% to 2.55%  6,295,431 12.29 to 11.07  73,692    3.89%    11.54% to   10.30%
   2015............................ 1.45% to 2.55%  7,499,839 11.02 to 10.03  79,033    2.95%   (7.57)% to  (8.61)%
   2014............................ 1.45% to 2.55%  8,534,379 11.92 to 10.98  97,685    2.81%     1.36% to    0.23%
   2013............................ 1.45% to 2.55%  9,901,884 11.76 to 10.95 112,297   11.82%    21.98% to   20.62%
 Franklin Income VIP Fund --
   Class 2 Shares
   2017............................ 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896    4.16%     8.09% to    6.88%
   2016............................ 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404    5.01%    12.37% to   11.12%
   2015............................ 1.45% to 2.55% 26,571,825 15.15 to 10.75 347,887    4.63%   (8.40)% to  (9.43)%
   2014............................ 1.45% to 2.55% 30,814,546 16.54 to 11.87 443,304    4.98%     3.10% to    1.95%
   2013............................ 1.45% to 2.55% 36,458,803 16.04 to 11.64 511,869    6.39%    12.29% to   11.04%
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2017............................ 1.45% to 2.05%      7,145 25.40 to 19.17     176    0.62%    26.26% to   25.49%
   2016............................ 1.45% to 2.05%      8,656 20.12 to 15.28     168    0.00%   (3.21)% to  (3.80)%
   2015............................ 1.45% to 2.05%     10,902 20.78 to 15.88     219    0.26%     4.09% to    3.46%
   2014............................ 1.45% to 2.05%     13,687 19.97 to 15.35     266    1.08%    10.83% to   10.16%
   2013............................ 1.45% to 2.05%     16,596 18.02 to 13.94     291    1.04%    26.77% to   26.00%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2017.......................... 1.45% to 2.30%    807,265 24.39 to 14.23  15,618   2.22%       6.78% to    5.86%
   2016.......................... 1.45% to 2.40%    899,932 22.84 to 11.63  16,318   1.97%      14.38% to   13.28%
   2015.......................... 1.45% to 2.40%  1,027,325 19.97 to 10.26  16,240   3.02%     (6.32)% to  (7.22)%
   2014.......................... 1.45% to 2.40%  1,178,337 21.32 to 11.06  19,991   1.95%       5.57% to    4.55%
   2013.......................... 1.45% to 2.40%  1,347,948 20.19 to 10.58  21,576   2.05%      26.40% to   25.18%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2017.......................... 0.75% to 1.60%    455,848 17.71 to 15.84   7,353   2.75%      16.14% to   15.16%
   2016.......................... 1.15% to 1.60%    520,746 14.52 to 13.75   7,303   2.15%       6.25% to    5.78%
   2015.......................... 1.15% to 1.60%    560,407 13.67 to 13.00   7,415   3.52%     (7.39)% to  (7.80)%
   2014.......................... 1.15% to 1.60%    626,738 14.76 to 14.10   8,978   2.13%    (11.91)% to (12.31)%
   2013.......................... 1.15% to 1.60%    704,377 16.76 to 16.08  11,488   2.53%      21.86% to   21.31%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2017.......................... 1.45% to 2.20%     42,788 23.42 to 10.18     682   2.22%      15.01% to   14.13%
   2016.......................... 1.45% to 2.20%     76,618  20.37 to 8.92   1,035   1.96%       5.63% to    4.82%
   2015.......................... 1.45% to 2.20%     86,044  19.28 to 8.51   1,101   3.08%     (7.85)% to  (8.55)%
   2014.......................... 1.45% to 2.20%     95,930  20.92 to 9.31   1,342   1.82%    (12.42)% to (13.09)%
   2013.......................... 1.45% to 2.20%     94,061 23.89 to 10.71   1,541   2.41%      21.19% to   20.27%
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2017.......................... 1.15% to 1.40%    318,265 18.66 to 18.06   5,797   0.00%       0.98% to    0.73%
   2016.......................... 1.15% to 1.40%    367,813 18.48 to 17.93   6,648   0.00%       2.02% to    1.77%
   2015.......................... 1.15% to 1.40%    420,869 18.12 to 17.62   7,468   7.78%     (5.20)% to  (5.44)%
   2014.......................... 1.15% to 1.40%    515,215 19.11 to 18.63   9,653   5.13%       0.95% to    0.69%
   2013.......................... 1.15% to 1.40%    577,510 18.93 to 18.51  10,735   4.87%       0.72% to    0.46%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2017.......................... 1.45% to 2.20%    889,619 13.61 to 12.45  11,558   1.61%      16.79% to   15.90%
   2016.......................... 1.45% to 2.20%    794,807 11.65 to 10.74   8,798   2.09%       8.03% to    7.21%
   2015.......................... 1.45% to 2.20%    929,502 10.79 to 10.02   9,516   2.59%     (7.84)% to  (8.54)%
   2014.......................... 1.45% to 2.20%  1,058,142 11.70 to 10.95  11,802   1.28%     (4.22)% to  (4.95)%
   2013.......................... 1.45% to 2.20%  1,475,205 12.22 to 11.52  17,368   2.41%      28.92% to   27.94%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government
   Money Market Fund --
   Service Shares
   2017.......................... 0.75% to 2.55% 13,526,631   9.66 to 8.75 124,949   0.50%     (0.24)% to  (2.05)%
   2016.......................... 0.75% to 2.55% 14,233,505   9.68 to 8.93 132,976   0.04%     (0.71)% to  (2.50)%
   2015.......................... 0.75% to 2.55% 14,686,855   9.75 to 9.16 139,172   0.01%     (0.74)% to  (2.54)%
   2014.......................... 0.75% to 2.55% 16,425,706   9.82 to 9.40 158,168   0.01%     (0.74)% to  (2.54)%
   2013.......................... 0.75% to 2.55% 17,668,537   9.90 to 9.64 172,860   0.01%     (0.74)% to  (2.54)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2017........................... 1.15% to 1.60%   385,587 18.46 to 17.56  7,080   1.58%       8.60% to    8.11%
   2016........................... 1.15% to 1.60%   440,569 17.00 to 16.24  7,464   2.05%      10.30% to    9.80%
   2015........................... 1.15% to 1.60%   540,209 15.41 to 14.79  8,322   1.35%     (5.51)% to  (5.94)%
   2014........................... 1.15% to 1.60%   631,084 16.31 to 15.73 10,331   1.32%      11.64% to   11.13%
   2013........................... 1.15% to 1.60%   772,229 14.61 to 14.15 11,349   1.19%      31.70% to   31.11%
 Goldman Sachs Mid Cap Value
   Fund -- Institutional Shares
   2017........................... 1.15% to 2.30% 1,043,479 41.84 to 18.89 39,934   0.61%       9.80% to    8.52%
   2016........................... 1.15% to 2.30% 1,673,110 38.11 to 17.41 51,961   1.43%      12.23% to   10.93%
   2015........................... 1.15% to 2.30% 1,386,533 33.96 to 15.69 43,127   0.35%    (10.29)% to (11.33)%
   2014........................... 1.15% to 2.30% 1,835,320 37.85 to 17.70 59,983   0.99%      12.26% to   10.96%
   2013........................... 1.15% to 2.30% 1,995,853 33.72 to 15.95 60,621   0.81%      31.37% to   29.84%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2017........................... 1.45% to 2.20%   248,134 14.35 to 12.48  3,406   2.52%       2.07% to    1.30%
   2016........................... 1.45% to 2.20%   278,782 14.06 to 12.32  3,768   2.62%       0.64% to  (0.12)%
   2015........................... 1.45% to 2.20%   286,159 13.97 to 12.34  3,859   4.24%     (0.35)% to  (1.11)%
   2014........................... 1.45% to 2.20%   233,274 14.02 to 12.48  3,179   3.84%       3.40% to    2.61%
   2013........................... 1.45% to 2.20%   267,217 13.56 to 12.16  3,539   4.79%     (2.90)% to  (3.64)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2017........................... 1.45% to 2.20%    15,289 33.68 to 10.80    295   0.91%      12.12% to   11.74%
   2016........................... 1.45% to 2.05%     3,206 30.04 to 28.67     95   0.88%      13.04% to   12.35%
   2015........................... 1.45% to 2.05%     3,695 26.58 to 25.52     97   1.01%     (4.07)% to  (4.65)%
   2014........................... 1.45% to 2.05%     3,942 27.71 to 26.76    108   0.78%      13.44% to   12.75%
   2013........................... 1.45% to 2.05%     4,772 24.42 to 23.73    115   1.06%      30.38% to   29.59%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2017........................... 1.45% to 2.20%    10,889 34.11 to 13.17    208   0.32%      13.56% to   12.70%
   2016........................... 1.45% to 2.20%    13,229 30.04 to 11.69    231   0.02%      18.48% to   38.30%
   2015........................... 1.45% to 1.45%       292 25.35 to 25.35      7   0.14%     (6.66)% to  (6.66)%
   2014........................... 1.45% to 1.45%       292 27.16 to 27.16      8   0.11%       8.01% to    8.01%
   2013........................... 1.45% to 1.45%     1,851 25.15 to 25.15     47   0.69%      40.23% to   40.23%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2017........................... 1.45% to 2.20%    47,172 25.14 to 19.79  1,129   0.88%      20.56% to   19.65%
   2016........................... 1.45% to 2.20%    59,840 20.85 to 16.54  1,196   0.95%       9.33% to    8.50%
   2015........................... 1.45% to 2.20%    63,151 19.07 to 15.25  1,158   1.16%     (0.60)% to  (1.35)%
   2014........................... 1.45% to 2.20%    70,097 19.19 to 15.46  1,294   0.94%      12.25% to   11.40%
   2013........................... 1.45% to 2.20%    83,693 17.09 to 13.88  1,382   1.33%      34.24% to   33.22%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net    Investment
                                       % of Average                           Assets    Income
                                      Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------- ---------- -------------------
Janus Aspen Series
 Janus Henderson Balanced
   Portfolio -- Institutional Shares
   2017.............................. 1.15% to 1.60% 1,754,161 61.11 to 26.01  72,839   1.59%     17.07% to   16.55%
   2016.............................. 1.15% to 1.60% 2,031,781 52.20 to 22.32  71,783   2.18%      3.40% to    2.94%
   2015.............................. 1.15% to 1.60% 2,351,321 50.48 to 21.68  80,984   1.58%    (0.54)% to  (0.99)%
   2014.............................. 1.15% to 1.60% 2,693,920 50.76 to 21.90  93,337   1.73%      7.26% to    6.78%
   2013.............................. 1.15% to 1.60% 3,140,078 47.32 to 20.51 100,092   1.52%     18.77% to   18.24%
 Janus Henderson Balanced
   Portfolio -- Service Shares
   2017.............................. 1.45% to 2.55% 5,193,649 26.57 to 16.72 107,672   1.37%     16.43% to   15.13%
   2016.............................. 1.45% to 2.55% 5,802,246 22.82 to 14.52 103,508   1.92%      2.82% to    1.67%
   2015.............................. 1.45% to 2.55% 6,591,303 22.19 to 14.29 115,048   1.37%    (1.05)% to  (2.15)%
   2014.............................. 1.45% to 2.55% 7,502,341 22.43 to 14.60 132,960   1.50%      6.67% to    5.48%
   2013.............................. 1.45% to 2.55% 8,424,542 21.03 to 13.84 139,847   1.33%     18.07% to   16.75%
 Janus Henderson Enterprise
   Portfolio -- Institutional Shares
   2017.............................. 1.15% to 1.60%   891,322 96.72 to 26.89  48,550   0.62%     25.96% to   25.39%
   2016.............................. 1.15% to 1.60% 1,051,330 76.79 to 21.45  45,233   0.14%     11.07% to   10.57%
   2015.............................. 1.15% to 1.60% 1,209,980 69.14 to 19.40  46,516   0.63%      2.83% to    2.37%
   2014.............................. 1.15% to 1.60% 1,377,241 67.23 to 18.95  51,555   0.16%     11.23% to   10.73%
   2013.............................. 1.15% to 1.60% 1,610,634 60.44 to 17.11  53,909   0.50%     30.86% to   30.27%
 Janus Henderson Enterprise
   Portfolio -- Service Shares
   2017.............................. 1.50% to 1.70%   354,600 14.38 to 13.88   5,538   0.53%     25.19% to   24.93%
   2016.............................. 1.50% to 1.70%   387,640 11.49 to 11.11   4,824   0.02%     10.43% to   10.20%
   2015.............................. 1.50% to 1.70%   414,922 10.40 to 10.08   4,758   0.52%      2.21% to    2.00%
   2014.............................. 1.50% to 1.70%   434,592 10.18 to  9.88   4,893   0.03%     10.56% to   10.33%
   2013.............................. 1.50% to 1.70%   484,698  9.21 to  8.96   4,979   0.37%     30.06% to   29.80%
 Janus Henderson Flexible Bond
   Portfolio -- Institutional Shares
   2017.............................. 0.75% to 1.60%   477,104 22.93 to 19.73  11,653   2.74%      2.84% to    1.97%
   2016.............................. 0.75% to 1.60%   611,114 22.29 to 19.34  14,878   2.78%      1.70% to    0.83%
   2015.............................. 0.75% to 1.60%   688,004 21.92 to 19.18  16,464   2.27%    (0.53)% to  (1.38)%
   2014.............................. 0.75% to 1.60%   755,890 22.04 to 19.45  18,247   3.56%      4.15% to    3.26%
   2013.............................. 0.75% to 1.60%   707,216 21.16 to 18.84  16,338   2.36%    (0.88)% to  (1.73)%
 Janus Henderson Forty Portfolio
   -- Institutional Shares
   2017.............................. 0.75% to 1.60%   808,548 25.90 to 27.75  35,582   0.00%     29.34% to   28.24%
   2016.............................. 0.75% to 1.60%   948,927 20.03 to 21.64  32,376   0.00%      1.43% to    0.57%
   2015.............................. 0.75% to 1.60% 1,102,917 19.75 to 21.52  37,281   0.00%     11.38% to   10.43%
   2014.............................. 0.75% to 1.60% 1,281,669 17.73 to 19.49  38,853   0.16%      7.92% to    7.00%
   2013.............................. 0.75% to 1.60% 1,538,511 16.43 to 18.21  43,191   0.71%     30.24% to   29.13%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Henderson Forty
   Portfolio -- Service Shares
   2017.............................. 1.45% to 2.35%   526,903 39.53 to 23.01 12,868   0.00%      28.12% to   26.95%
   2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015   0.00%       0.47% to  (0.65)%
   2015.............................. 1.45% to 2.55% 2,712,925 30.71 to 16.20 48,727   0.00%      10.31% to    9.08%
   2014.............................. 1.45% to 2.55% 3,088,721 27.84 to 14.85 47,635   0.03%       6.89% to    5.70%
   2013.............................. 1.45% to 2.55% 3,689,245 26.05 to 14.05 54,290   0.58%      28.99% to   27.55%
 Janus Henderson Global Research
   Portfolio -- Institutional Shares
   2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987   0.81%      25.57% to   25.01%
   2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317   1.07%       0.89% to    0.44%
   2015.............................. 1.15% to 1.60% 1,705,388 42.57 to 12.39 45,357   0.65%     (3.41)% to  (3.85)%
   2014.............................. 1.15% to 1.60% 1,923,354 44.07 to 12.88 52,706   1.07%       6.21% to    5.73%
   2013.............................. 1.15% to 1.60% 2,228,261 41.50 to 12.18 57,625   1.20%      26.95% to   26.38%
 Janus Henderson Global Research
   Portfolio -- Service Shares
   2017.............................. 1.50% to 1.70%   356,238  9.98 to  9.63  3,698   0.69%      24.79% to   24.54%
   2016.............................. 1.50% to 1.70%   407,053  8.00 to  7.73  3,384   0.94%       0.29% to    0.09%
   2015.............................. 1.50% to 1.70%   457,016  7.97 to  7.72  3,804   0.51%     (3.99)% to  (4.19)%
   2014.............................. 1.50% to 1.70%   530,936  8.30 to  8.06  4,619   0.96%       5.57% to    5.36%
   2013.............................. 1.50% to 1.70%   614,562  7.87 to  7.65  5,064   1.08%      26.16% to   25.90%
 Janus Henderson Global
   Technology Portfolio -- Service
   Shares
   2017.............................. 1.15% to 1.70%   658,251 13.60 to 12.07  8,399   0.45%      43.25% to   42.46%
   2016.............................. 1.15% to 1.70%   660,400  9.49 to  8.47  5,893   0.09%      12.54% to   11.92%
   2015.............................. 1.15% to 1.70%   709,850  8.44 to  7.57  5,655   0.00%       3.44% to    2.87%
   2014.............................. 1.15% to 1.70%   827,786  8.15 to  7.36  6,404   0.00%       8.09% to    7.49%
   2013.............................. 1.15% to 1.70%   935,906  7.54 to  6.85  6,721   0.00%      33.83% to   33.09%
 Janus Henderson Overseas
   Portfolio -- Institutional Shares
   2017.............................. 0.75% to 1.60%   765,523 15.83 to 22.91 23,652   1.64%      30.14% to   29.03%
   2016.............................. 0.75% to 1.60%   890,300 12.16 to 17.76 21,291   4.65%     (7.15)% to  (7.94)%
   2015.............................. 0.75% to 1.60%   979,039 13.10 to 19.29 25,442   0.58%     (9.28)% to (10.05)%
   2014.............................. 0.75% to 1.60% 1,124,435 14.44 to 21.45 32,588   3.07%    (12.53)% to (13.28)%
   2013.............................. 0.75% to 1.60% 1,370,697 16.51 to 24.73 45,431   3.12%      13.70% to   12.73%
 Janus Henderson Overseas
   Portfolio -- Service Shares
   2017.............................. 1.45% to 2.10%   181,510 29.75 to 18.84  2,611   1.55%      28.91% to   28.07%
   2016.............................. 1.45% to 2.10%   206,876 23.07 to 14.71  2,326   4.67%     (8.06)% to  (8.66)%
   2015.............................. 1.45% to 2.10%   293,437 25.10 to 16.11  3,539   0.50%    (10.13)% to (10.72)%
   2014.............................. 1.45% to 2.10%   333,015 27.92 to 18.04  4,515   3.03%    (13.38)% to (13.95)%
   2013.............................. 1.45% to 2.10%   387,018 32.24 to 20.97  6,091   3.06%      12.62% to   11.88%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Janus Henderson Research Portfolio
   -- Institutional Shares
   2017............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863   0.39%     26.41% to   25.85%
   2016............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553   0.53%    (0.66)% to  (1.10)%
   2015............................. 1.15% to 1.60% 1,844,187 43.33 to 14.09 47,984   0.63%      4.13% to    3.66%
   2014............................. 1.15% to 1.60% 2,075,652 41.61 to 13.59 51,729   0.36%     11.69% to   11.19%
   2013............................. 1.15% to 1.60% 2,431,560 37.26 to 12.22 54,219   0.78%     28.84% to   28.26%
 Janus Henderson Research Portfolio
   -- Service Shares
   2017............................. 1.50% to 1.70%   263,890 13.25 to 12.79  3,614   0.24%     25.65% to   25.39%
   2016............................. 1.50% to 1.70%   313,350 10.55 to 10.20  3,429   0.38%    (1.23)% to  (1.43)%
   2015............................. 1.50% to 1.70%   352,027 10.68 to 10.35  3,905   0.45%      3.50% to    3.29%
   2014............................. 1.50% to 1.70%   405,834 10.32 to 10.02  4,353   0.22%     11.04% to   10.82%
   2013............................. 1.50% to 1.70%   468,499  9.29 to  9.04  4,521   0.66%     28.05% to   27.79%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2017............................. 1.45% to 2.30%   197,561 33.22 to 21.40  6,236   0.21%     14.31% to   13.33%
   2016............................. 1.45% to 2.30%   277,181 29.06 to 18.88  7,729   0.31%    (0.52)% to  (1.38)%
   2015............................. 1.45% to 2.30%   767,178 29.21 to 19.15 21,895   0.05%    (3.36)% to  (4.20)%
   2014............................. 1.45% to 2.30% 1,126,370 30.23 to 19.99 33,343   0.01%     18.33% to   17.31%
   2013............................. 1.45% to 2.30%   530,517 25.55 to 17.04 13,101   0.06%     45.23% to   43.98%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2017............................. 1.15% to 1.60%   278,057 18.53 to 17.66  4,991   1.46%     17.81% to   17.28%
   2016............................. 1.15% to 1.60%   318,210 15.73 to 15.06  4,859   1.54%     13.67% to   13.16%
   2015............................. 1.15% to 1.60%   338,426 13.84 to 13.31  4,557   1.67%    (5.40)% to  (5.83)%
   2014............................. 1.15% to 1.60%   432,408 14.63 to 14.13  6,169   2.15%     12.31% to   11.80%
   2013............................. 1.15% to 1.60%   494,752 13.03 to 12.64  6,304   1.62%     24.49% to   23.93%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2017............................. 1.45% to 2.45%   583,700 17.68 to 15.86  9,961   1.38%     17.29% to   16.10%
   2016............................. 1.45% to 2.45%   575,027 15.08 to 13.66  8,381   1.67%     13.12% to   11.98%
   2015............................. 1.45% to 2.45%   444,855 13.33 to 12.20  5,674   1.62%    (5.82)% to  (6.78)%
   2014............................. 1.45% to 2.45%   564,374 14.15 to 13.09  7,671   1.98%     11.84% to   10.70%
   2013............................. 1.45% to 2.45%   642,526 12.65 to 11.82  7,847   1.50%     23.86% to   22.61%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2017............................. 1.15% to 2.30%   914,407 35.36 to 11.66 16,990   1.44%     13.52% to   12.20%
   2016............................. 1.15% to 2.30%   870,195 31.15 to 10.39 15,224   1.48%     11.70% to   10.41%
   2015............................. 1.15% to 2.30% 1,342,584 27.89 to  9.41 18,994   1.40%    (3.98)% to  (5.10)%
   2014............................. 1.15% to 2.30% 1,933,536 29.04 to  9.92 26,732   1.82%     10.42% to (10.82)%
   2013............................. 1.15% to 1.60%   529,756 26.30 to 18.35 11,797   1.60%     30.85% to   30.26%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
   Service Class Shares
   2017............................. 1.45% to 1.85%   296,647 29.62 to 23.30  5,957   0.55%      21.25% to   20.76%
   2016............................. 1.45% to 1.95%   320,659 24.43 to 18.84  5,309   0.57%       6.75% to    6.21%
   2015............................. 1.45% to 1.95%   370,130 22.88 to 17.74  5,733   0.68%     (1.50)% to  (2.00)%
   2014............................. 1.45% to 1.95%   436,811 23.23 to 18.10  6,863   0.76%       9.11% to    8.55%
   2013............................. 1.45% to 1.95%   501,261 21.29 to 16.68  7,308   0.92%      29.83% to   29.17%
 MFS(R) New Discovery Series --
   Service Class Shares
   2017............................. 1.15% to 2.30%   648,451 35.60 to 23.59 14,585   0.00%      24.88% to   23.44%
   2016............................. 1.15% to 2.30%   663,903 28.51 to 19.11 12,301   0.00%       7.55% to    6.30%
   2015............................. 1.15% to 2.30%   790,831 26.51 to 17.98 13,662   0.00%     (3.27)% to  (4.40)%
   2014............................. 1.15% to 2.30%   997,867 27.40 to 18.81 17,853   0.00%     (8.56)% to  (9.62)%
   2013............................. 1.15% to 2.30% 1,461,189 29.97 to 20.81 27,924   0.00%      39.59% to   37.97%
 MFS(R) Total Return Series --
   Service Class Shares
   2017............................. 1.45% to 2.55% 2,899,860 21.32 to 13.23 46,828   2.15%      10.41% to    9.18%
   2016............................. 1.45% to 2.55% 3,278,568 19.31 to 12.12 48,180   2.71%       7.24% to    6.05%
   2015............................. 1.45% to 2.55% 3,461,844 18.00 to 11.43 47,611   2.35%     (2.02)% to  (3.11)%
   2014............................. 1.45% to 2.55% 3,952,024 18.38 to 11.80 55,659   1.69%       6.67% to    5.48%
   2013............................. 1.45% to 2.55% 4,564,778 17.23 to 11.18 60,680   1.62%      17.02% to   15.71%
 MFS(R) Utilities Series -- Service
   Class Shares
   2017............................. 1.45% to 2.20%   564,347 42.04 to 24.27 15,293   3.90%      12.84% to   11.98%
   2016............................. 1.45% to 2.20%   700,916 37.26 to 21.67 16,772   3.44%       9.63% to    8.80%
   2015............................. 1.45% to 2.20%   790,491 33.99 to 19.92 17,322   3.86%    (15.99)% to (16.63)%
   2014............................. 1.45% to 2.20%   909,300 40.46 to 23.89 23,852   1.90%      10.84% to    9.99%
   2013............................. 1.45% to 2.30% 1,075,702 36.50 to 18.88 25,472   2.05%      18.47% to   17.45%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares
   2017............................. 1.45% to 2.30%   649,434 12.81 to 12.51  8,292   0.42%      26.25% to   25.16%
   2016............................. 1.45% to 2.30%   728,673 10.15 to  9.99  7,379   0.38%       4.31% to    3.41%
   2015 (4)......................... 1.45% to 2.30%   752,771  9.73 to  9.66  7,317   0.47%     (3.53)% to  (4.36)%
 MFS(R) Strategic Income
   Portfolio -- Service
   Class Shares
   2017............................. 1.45% to 1.45%     2,592 11.09 to 11.09     29   4.37%       4.35% to    4.35%
   2016............................. 1.45% to 1.45%     3,021 10.63 to 10.63     32   2.96%       6.44% to    6.44%
   2015............................. 1.45% to 1.45%     2,133  9.99 to  9.99     21   4.94%     (3.48)% to  (3.48)%
   2014............................. 1.45% to 1.45%     2,710 10.35 to 10.35     28   3.06%       1.49% to    1.49%
   2013 (4)......................... 1.45% to 1.45%     2,732 10.19 to 10.19     28   2.97%       5.21% to    5.21%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                    Expense as a                             Net   Investment
                                    % of Average                            Assets   Income
                                   Net Assets (1)   Units     Unit Value     000s  Ratio (2)   Total Return (3)
                                   -------------- --------- --------------- ------ ---------- -------------------
Oppenheimer Variable Account
  Funds
 Oppenheimer Capital Appreciation
   Fund/VA -- Non-Service
   Shares
   2017........................... 1.15% to 1.60%   581,375 113.36 to 20.66 28,780   0.23%     25.38% to   24.81%
   2016........................... 1.15% to 1.60%   683,004  90.41 to 16.55 27,894   0.41%    (3.33)% to  (3.76)%
   2015........................... 1.15% to 1.60%   784,080  93.52 to 17.20 32,998   0.09%      2.35% to    1.89%
   2014........................... 1.15% to 1.60%   897,175  91.37 to 16.88 36,968   0.45%     14.08% to   13.57%
   2013........................... 1.15% to 1.60% 1,049,031  80.09 to 14.87 37,612   0.98%     28.25% to   27.67%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2017........................... 1.45% to 2.10%   207,692  25.07 to 18.05  4,645   0.01%     24.68% to   23.86%
   2016........................... 1.45% to 2.10%   243,018  20.11 to 14.57  4,386   0.11%    (3.84)% to  (4.47)%
   2015........................... 1.45% to 2.10%   310,174  20.91 to 15.26  5,764   0.00%      1.77% to    1.10%
   2014........................... 1.45% to 2.10%   354,443  20.54 to 15.09  6,506   0.18%     13.46% to   12.71%
   2013........................... 1.45% to 2.10%   416,579  18.11 to 13.39  6,727   0.73%     27.55% to   26.71%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Non-Service Shares
   2017........................... 1.15% to 1.60%   349,035  50.23 to 15.38 10,783   1.95%      8.00% to    7.51%
   2016........................... 1.15% to 1.60%   375,945  46.51 to 14.30 11,158   2.39%      4.05% to    3.58%
   2015........................... 1.15% to 1.60%   402,826  44.70 to 13.81 11,608   2.23%    (0.33)% to  (0.78)%
   2014........................... 1.15% to 1.60%   461,073  44.85 to 13.92 13,513   2.06%      6.95% to    6.47%
   2013........................... 1.15% to 1.60%   533,854  41.93 to 13.07 14,372   2.35%     11.87% to   11.36%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Service Shares
   2017........................... 1.45% to 2.55% 1,871,679  13.13 to  9.12 20,762   1.74%      7.37% to    6.18%
   2016........................... 1.45% to 2.55% 2,125,261  12.22 to  8.59 22,007   2.17%      3.44% to    2.29%
   2015........................... 1.45% to 2.55% 2,185,061  11.82 to  8.40 22,063   2.02%    (0.89)% to  (2.00)%
   2014........................... 1.45% to 2.55% 2,531,912  11.92 to  8.57 25,907   1.80%      6.45% to    5.26%
   2013........................... 1.45% to 2.55% 3,004,910  11.20 to  8.14 29,168   2.16%     11.20% to    9.96%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Non-Service Shares
   2017........................... 1.15% to 1.60%   432,839  99.77 to 20.09 24,387   0.03%     27.31% to   26.74%
   2016........................... 1.15% to 1.60%   507,574  78.37 to 15.85 22,242   0.00%      1.16% to    0.70%
   2015........................... 1.15% to 1.60%   585,281  77.47 to 15.74 25,561   0.00%      5.38% to    4.90%
   2014........................... 1.15% to 1.60%   647,143  73.51 to 15.01 26,705   0.00%      4.57% to    4.09%
   2013........................... 1.15% to 1.60%   785,237  70.30 to 14.42 30,359   0.01%     34.42% to   33.81%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Service Shares
   2017........................... 1.45% to 1.70%   297,883  28.45 to 27.32  8,383   0.00%     26.60% to   26.28%
   2016........................... 1.45% to 1.70%   293,900  22.48 to 21.63  6,550   0.00%      0.60% to    0.35%
   2015........................... 1.45% to 1.85%   336,364  22.34 to 16.95  7,457   0.00%      4.81% to    4.38%
   2014........................... 1.45% to 1.85%   147,843  21.32 to 16.23  3,123   0.00%      3.99% to    3.57%
   2013........................... 1.45% to 1.85%   167,844  20.50 to 15.67  3,411   0.00%     33.66% to   33.12%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                 Expense as a                            Net    Investment
                                 % of Average                           Assets    Income
                                Net Assets (1)   Units     Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Global Fund/VA --
   Service Shares
   2017........................ 1.45% to 2.55% 3,989,415 37.88 to 14.78  85,383   0.75%      34.35% to   32.86%
   2016........................ 1.45% to 2.55% 4,229,281 28.19 to 11.13  66,987   0.87%     (1.60)% to  (2.70)%
   2015........................ 1.45% to 2.55% 6,026,230 28.65 to 11.44 100,044   1.05%       2.17% to    1.03%
   2014........................ 1.45% to 2.55% 6,676,251 28.04 to 11.32 108,068   0.82%       0.58% to  (0.55)%
   2013........................ 1.45% to 2.55% 6,525,998 27.88 to 11.38 108,740   1.17%      25.15% to   23.75%
 Oppenheimer Global Strategic
   Income Fund/VA --
   Non-Service Shares
   2017........................ 1.15% to 1.60%   317,036 10.90 to 10.64   3,410   2.33%       5.05% to    4.58%
   2016........................ 1.15% to 1.60%   370,143 10.37 to 10.18   3,800   5.06%       5.31% to    4.84%
   2015........................ 1.15% to 1.60%   417,605  9.85 to  9.71   4,080   5.85%     (3.38)% to  (3.82)%
   2014........................ 1.15% to 1.60%   468,622 10.19 to 10.09   4,751   4.35%       1.66% to    1.20%
   2013........................ 1.15% to 1.60%   604,417 10.03 to  9.97   6,043   4.96%     (1.28)% to  (1.73)%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2017........................ 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416   1.04%      14.95% to   13.67%
   2016........................ 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227   0.71%       9.69% to    8.47%
   2015........................ 1.45% to 2.55% 5,780,439 22.15 to 12.54  85,090   0.66%       1.61% to    0.48%
   2014........................ 1.45% to 2.55% 6,848,063 21.80 to 12.48  99,834   0.58%       8.80% to    7.59%
   2013........................ 1.45% to 2.55% 8,143,681 20.04 to 11.60 109,727   0.85%      29.53% to   28.09%
 Oppenheimer Main Street
   Small Cap Fund(R)/VA --
   Service Shares
   2017........................ 1.45% to 2.55% 1,764,040 39.16 to 16.48  44,261   0.66%      12.26% to   11.01%
   2016........................ 1.45% to 2.55% 2,224,035 34.89 to 14.85  50,574   0.27%      15.97% to   14.68%
   2015........................ 1.45% to 2.55% 3,078,484 30.08 to 12.95  56,932   0.64%     (7.46)% to  (8.49)%
   2014........................ 1.45% to 2.55% 3,580,428 32.50 to 14.15  74,081   0.72%      10.04% to    8.81%
   2013........................ 1.45% to 2.55% 6,002,899 29.54 to 13.00 110,609   0.70%      38.59% to   37.04%
 Oppenheimer Total Return
   Bond Fund/VA --
   Non-Service Shares
   2017........................ 1.15% to 1.60%   504,740 28.73 to 11.99   9,660   2.44%       3.39% to    2.92%
   2016........................ 1.15% to 1.60%   576,236 27.79 to 11.65  10,454   3.68%       2.08% to    1.63%
   2015........................ 1.15% to 1.60%   642,440 27.22 to 11.46  11,554   4.07%     (0.20)% to  (0.65)%
   2014........................ 1.15% to 1.60%   732,970 27.28 to 11.54  13,217   5.33%       6.03% to    5.55%
   2013........................ 1.15% to 1.60%   873,493 25.73 to 10.93  14,939   5.09%     (1.25)% to  (1.69)%
PIMCO Variable Insurance Trust
 All Asset Portfolio --
   Advisor Class Shares
   2017........................ 1.45% to 1.95%   475,796 15.61 to 14.63   7,232   4.31%      11.74% to   11.17%
   2016........................ 1.45% to 2.20%   549,188 13.97 to 12.78   7,488   2.29%      11.27% to   10.43%
   2015........................ 1.45% to 2.20%   655,747 12.55 to 11.57   8,052   3.06%    (10.50)% to (11.19)%
   2014........................ 1.45% to 2.20%   791,211 14.03 to 13.03  10,890   4.87%     (1.00)% to  (1.76)%
   2013........................ 1.45% to 2.20%   961,909 14.17 to 13.26  13,386   3.88%     (1.34)% to  (2.09)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                 Expense as a                             Net    Investment
                                 % of Average                            Assets    Income
                                Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares
   2017........................ 1.50% to 1.70%    117,382 19.97 to 19.27   2,313   4.03%       1.23% to    1.02%
   2016........................ 1.50% to 1.70%    160,909 19.73 to 19.08   3,124   1.41%       4.88% to    4.67%
   2015........................ 1.50% to 1.70%    185,736 18.81 to 18.23   3,444   2.90%     (1.21)% to  (1.41)%
   2014........................ 1.50% to 1.70%    215,190 19.04 to 18.49   4,052   1.82%       9.49% to    9.27%
   2013........................ 1.50% to 1.70%    236,465 17.39 to 16.92   4,066   1.87%     (1.01)% to  (1.21)%
 High Yield Portfolio --
   Administrative Class Shares
   2017........................ 1.45% to 2.55%  2,282,326 21.31 to 14.19  43,833   4.87%       5.07% to    3.90%
   2016........................ 1.45% to 2.55%  2,587,388 20.28 to 13.66  48,057   5.25%      10.82% to    9.59%
   2015........................ 1.45% to 2.55%  5,300,327 18.30 to 12.47  83,624   5.25%     (3.07)% to  (4.15)%
   2014........................ 1.45% to 2.55%  4,895,798 18.88 to 13.01  83,952   5.28%       1.84% to    0.70%
   2013........................ 1.45% to 2.55%  4,747,260 18.54 to 12.92  82,483   5.45%       4.20% to    3.04%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2017........................ 1.45% to 2.55%  1,706,498 20.00 to 15.95  34,651   2.17%       7.38% to    6.18%
   2016........................ 1.45% to 2.55%  1,922,497 18.63 to 15.02  36,780   1.89%     (0.78)% to  (1.89)%
   2015........................ 1.45% to 2.35%    775,453 18.78 to 16.67  17,253   2.06%     (2.82)% to  (3.71)%
   2014........................ 1.45% to 2.35%    921,205 19.32 to 17.31  20,909   2.30%      22.22% to   21.10%
   2013........................ 1.45% to 2.55%  1,176,923 15.81 to 13.19  21,753   2.36%    (14.21)% to (15.17)%
 Low Duration Portfolio --
   Administrative Class Shares
   2017........................ 1.45% to 2.55%  3,735,829 12.36 to 10.59  43,446   1.34%     (0.12)% to  (1.23)%
   2016........................ 1.45% to 2.55%  3,835,039 12.37 to 10.73  44,857   1.51%     (0.06)% to  (1.17)%
   2015........................ 1.45% to 2.55%  6,541,673 12.38 to 10.85  76,352   2.77%     (1.14)% to  (2.24)%
   2014........................ 1.45% to 2.55% 15,659,839 12.52 to 11.10 184,450   1.13%     (0.61)% to  (1.72)%
   2013........................ 1.45% to 2.55% 16,510,867 12.60 to 11.30 196,549   1.46%     (1.58)% to  (2.68)%
 Total Return Portfolio --
   Administrative Class Shares
   2017........................ 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063   2.02%       3.71% to    2.25%
   2016........................ 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475   2.09%       1.50% to    0.07%
   2015........................ 1.15% to 2.55% 18,775,625 16.09 to 12.88 284,510   5.04%     (0.71)% to  (2.11)%
   2014........................ 1.15% to 2.55% 16,532,808 16.21 to 13.16 260,145   2.14%       3.08% to    1.62%
   2013........................ 1.15% to 2.55% 20,562,399 15.73 to 12.95 314,824   2.19%     (3.09)% to  (4.46)%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2017........................ 1.45% to 1.85%    341,457 42.68 to 30.86   5,427   0.00%      29.23% to   28.70%
   2016........................ 1.45% to 1.85%    656,436 33.03 to 23.98   7,066   0.00%       4.45% to    4.03%
   2015........................ 1.45% to 2.00%  1,511,920 31.62 to 22.63  16,265   0.00%       6.67% to    6.08%
   2014........................ 1.45% to 1.85%    435,509 29.64 to 21.70   5,025   0.00%      15.74% to   15.27%
   2013........................ 1.45% to 1.85%    478,834 25.61 to 18.82   4,586   0.00%      32.67% to   32.13%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                   Expense as a                              Net     Investment
                                   % of Average                             Assets     Income
                                  Net Assets (1)   Units      Unit Value     000s    Ratio (2)   Total Return (3)
                                  -------------- ---------- -------------- --------- ---------- -------------------
State Street Variable Insurance
  Series Funds, Inc.
 Income V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 2.30%  1,252,511 17.98 to 11.35    18,445   1.97%      2.47% to    0.88%
   2016.......................... 0.75% to 2.30%  1,513,016 17.54 to 11.25    22,059   1.74%      2.21% to    0.62%
   2015.......................... 0.75% to 2.35%  1,702,881 17.16 to 11.26    24,410   2.10%    (1.17)% to  (2.76)%
   2014.......................... 0.75% to 2.35%  1,953,175 17.37 to 11.58    28,535   2.17%      4.33% to    2.65%
   2013.......................... 0.75% to 2.35%  2,178,712 16.65 to 11.28    30,652   2.40%    (2.08)% to  (3.66)%
 Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares
   2017.......................... 0.75% to 2.10%  1,281,157 24.49 to 22.58    30,374   0.31%     27.38% to   25.66%
   2016.......................... 0.75% to 2.10%  1,481,093 19.23 to 17.97    27,772   0.49%      1.70% to    0.32%
   2015.......................... 0.75% to 2.10%  1,661,850 18.90 to 17.91    30,959   0.46%      2.52% to    1.13%
   2014.......................... 0.75% to 2.10%  1,840,075 18.44 to 17.71    33,758   0.47%     13.20% to   11.66%
   2013.......................... 0.75% to 2.10%  2,124,592 16.29 to 15.86    34,859   0.54%     33.87% to   32.05%
 Real Estate Securities V.I.S.
   Fund -- Class 1 Shares
   2017.......................... 0.75% to 2.55%  1,424,736 55.18 to 14.57    49,404   1.54%      5.05% to    3.15%
   2016.......................... 0.75% to 2.55%  1,730,701 52.52 to 14.12    58,910   2.31%      7.19% to    5.26%
   2015.......................... 0.75% to 2.55%  2,028,003 49.00 to 13.42    63,576   1.69%      3.78% to    1.90%
   2014.......................... 0.75% to 2.55%  2,413,755 47.22 to 13.17    73,692   1.64%     30.91% to   28.54%
   2013.......................... 0.75% to 2.55%  4,052,098 36.07 to 10.24    82,755   1.57%      1.83% to  (0.02)%
 S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 2.30%  5,498,219 21.65 to 20.93   158,837   1.76%     20.60% to   18.72%
   2016.......................... 0.75% to 2.30%  6,092,527 17.95 to 17.63   147,455   1.87%     10.78% to    9.05%
   2015.......................... 0.75% to 2.35%  6,549,734 16.21 to 14.81   145,375   2.15%      0.32% to  (1.30)%
   2014.......................... 0.75% to 2.35%  7,374,743 16.15 to 15.01   165,498   1.60%     12.43% to   10.62%
   2013.......................... 0.75% to 2.55%  8,409,723 14.37 to 11.85   169,583   1.73%     30.98% to   28.61%
 Small-Cap Equity V.I.S.
   Fund -- Class 1 Shares
   2017.......................... 1.15% to 2.30%  1,018,621 37.37 to 21.24    34,982   0.00%     11.42% to   10.12%
   2016.......................... 1.15% to 2.30%  1,184,299 33.54 to 19.29    36,669   0.00%     22.34% to   20.93%
   2015.......................... 1.15% to 2.30%  1,314,746 27.42 to 15.95    33,273   0.00%    (5.23)% to  (6.33)%
   2014.......................... 1.15% to 2.30%  1,402,842 28.93 to 17.03    37,546   0.00%      2.58% to    1.38%
   2013.......................... 1.15% to 2.30%  1,675,499 28.20 to 16.80    43,824   0.00%     35.31% to   33.74%
 Total Return V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02   841,510   2.01%     14.71% to   12.93%
   2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30   782,552   1.87%      5.55% to    3.91%
   2015.......................... 0.75% to 2.30% 51,257,510 16.89 to 12.80   791,790   1.68%    (1.87)% to  (3.41)%
   2014.......................... 0.75% to 2.30% 58,415,695 17.21 to 13.25   922,904   1.64%      4.53% to    2.90%
   2013.......................... 0.75% to 2.30% 67,335,272 16.46 to 12.88 1,025,906   1.48%     14.07% to   12.29%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- -------------------
 Total Return V.I.S. Fund --
   Class 3 Shares
   2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662   1.63%     13.60% to   12.33%
   2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174   1.52%      4.55% to    3.38%
   2015.......................... 1.45% to 2.55% 66,025,483 12.51 to 10.21 748,990   1.44%    (2.77)% to  (3.86)%
   2014.......................... 1.45% to 2.55% 75,427,525 12.86 to 10.62 883,287   1.40%      3.55% to    2.39%
   2013.......................... 1.45% to 2.55% 87,086,756 12.42 to 10.37 988,824   1.22%     12.98% to   11.72%
 U.S. Equity V.I.S. Fund --
   Class 1 Shares
   2017.......................... 0.75% to 1.85%  1,122,669 22.38 to 21.09  23,908   0.75%     19.02% to   17.70%
   2016.......................... 0.75% to 1.85%  1,264,220 18.80 to 17.92  22,936   1.13%      8.49% to    7.29%
   2015.......................... 0.75% to 1.85%  1,586,449 17.33 to 16.70  27,033   1.04%    (3.04)% to  (4.11)%
   2014.......................... 0.75% to 1.85%  1,698,913 17.87 to 17.41  30,273   0.92%     11.93% to   10.69%
   2013.......................... 0.75% to 1.85%  1,844,437 15.97 to 15.73  29,293   0.95%     32.91% to   31.44%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2017.......................... 1.15% to 1.60%  1,088,395 40.99 to 17.28  28,030   0.00%     26.99% to   26.42%
   2016.......................... 1.15% to 1.60%  1,231,571 32.28 to 13.67  25,240   0.00%    (1.97)% to  (2.41)%
   2015.......................... 1.15% to 1.60%  1,416,213 32.93 to 14.00  29,781   0.00%      0.55% to    0.09%
   2014.......................... 1.15% to 1.60%  1,570,602 32.75 to 13.99  33,343   0.15%      9.71% to    9.21%
   2013.......................... 1.15% to 1.60%  1,781,971 29.85 to 12.81  34,391   0.77%     33.53% to   32.92%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2017.......................... 1.15% to 1.60%    846,955 27.31 to 20.04  20,024   0.00%     27.26% to   26.68%
   2016.......................... 1.15% to 1.60%  1,003,019 21.46 to 15.82  18,672   0.00%      5.02% to    4.55%
   2015.......................... 1.15% to 1.60%  1,128,630 20.44 to 15.13  20,045   0.00%    (4.43)% to  (4.86)%
   2014.......................... 1.15% to 1.60%  1,285,786 21.39 to 15.90  24,154   0.00%    (0.72)% to  (1.17)%
   2013.......................... 1.15% to 1.60%  1,585,723 21.54 to 16.09  30,091   0.00%     32.72% to   32.12%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio
   -- Class II Shares
   2017.......................... 1.45% to 2.30%    184,615 36.54 to 20.95   6,143   0.00%     27.87% to   26.77%
   2016.......................... 1.45% to 2.30%    213,849 28.57 to 16.53   5,491   0.00%    (0.23)% to  (1.09)%
   2015.......................... 1.45% to 2.30%    241,257 28.64 to 16.71   6,242   0.00%      4.33% to    3.43%
   2014.......................... 1.45% to 2.30%    282,631 27.45 to 16.16   7,005   0.00%      5.16% to    4.25%
   2013.......................... 1.45% to 2.55%    363,002 26.11 to 12.27   8,618   0.00%     27.48% to   26.05%
 Jennison Portfolio --
   Class II Shares
   2017.......................... 1.45% to 2.30%    163,659 35.81 to 23.67   5,576   0.00%     34.16% to   33.01%
   2016.......................... 1.45% to 2.30%    168,178 26.69 to 17.80   4,273   0.00%    (2.72)% to  (3.55)%
   2015.......................... 1.45% to 2.30%    267,063 27.44 to 18.45   7,026   0.00%      9.42% to    8.48%
   2014.......................... 1.45% to 2.30%    112,321 25.07 to 17.01   2,549   0.00%      7.99% to    7.06%
   2013.......................... 1.45% to 2.30%    137,841 23.22 to 15.89   2,876   0.00%     35.12% to   33.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2017

                                  Expense as a                            Net   Investment
                                  % of Average                           Assets   Income
                                 Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Natural Resources Portfolio --
   Class II Shares
   2017......................... 1.45% to 2.55% 4,833,745 14.37 to  6.39 34,397   0.00%     (1.97)% to  (3.06)%
   2016......................... 1.45% to 2.55% 3,243,289 14.66 to  6.59 24,862   0.00%      23.02% to   21.65%
   2015......................... 1.45% to 2.55% 2,722,626 11.92 to  5.42 17,314   0.00%    (29.88)% to (30.67)%
   2014......................... 1.45% to 2.55% 2,499,308 17.00 to  7.81 23,988   0.00%    (20.96)% to (21.84)%
   2013......................... 1.45% to 2.55% 2,329,825 21.50 to 10.00 29,992   0.00%       8.17% to    6.96%
 SP International Growth
   Portfolio -- Class II Shares
   2017......................... 1.55% to 1.55%        63 14.16 to 14.16      1   0.00%      33.33% to   33.33%
   2016......................... 1.55% to 1.55%       115 10.62 to 10.62      1   0.00%     (5.64)% to  (5.64)%
   2015......................... 1.55% to 1.55%       172 11.25 to 11.25      2   0.00%       1.49% to    1.49%
   2014......................... 1.55% to 1.55%       229 11.09 to 11.09      3   0.00%     (7.57)% to  (7.57)%
   2013......................... 1.55% to 1.55%       288 11.99 to 11.99      3   0.00%      16.68% to   16.68%
 SP Prudential U.S. Emerging
   Growth Portfolio --
   Class II Shares
   2017......................... 1.55% to 1.55%       671 26.18 to 26.18     18   0.00%      20.06% to   20.06%
   2016......................... 1.55% to 1.55%       686 21.81 to 21.81     15   0.00%       2.21% to    2.21%
   2015......................... 1.55% to 1.55%       704 21.34 to 21.34     15   0.00%     (4.24)% to  (4.24)%
   2014......................... 1.55% to 1.55%     1,170 22.28 to 22.28     26   0.00%       7.46% to    7.46%
   2013......................... 1.55% to 1.55%     1,566 20.73 to 20.73     32   0.00%      25.86% to   25.86%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2017......................... 1.45% to 1.95%   312,906 25.79 to 24.83  8,030   0.01%      32.65% to   31.98%
   2016......................... 1.45% to 1.95%   121,717 19.44 to 18.81  2,358   0.00%     (0.94)% to  (1.44)%
   2015......................... 1.45% to 1.95%   156,144 19.62 to 19.08  3,055   0.00%     (0.13)% to  (0.63)%
   2014......................... 1.45% to 1.95%   189,559 19.65 to 19.21  3,716   0.00%       2.36% to    1.84%
   2013......................... 1.45% to 1.95%   196,633 19.19 to 18.86  3,766   0.13%      37.85% to   37.16%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements

                 Years Ended December 31, 2017, 2016 and 2015

    (With Report of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                       Page
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2017 and 2016....................................... F-2
   Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015......... F-3
   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017,
     2016 and 2015.................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2017,
     2016 and 2015.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            Report of Independent Registered Public Accounting Firm

To the Stockholder and Board of Directors
Genworth Life and Annuity Insurance Company:

Opinion on the Consolidated Financial Statements

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income (loss), changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes (collectively, the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Company's auditor since 1996.

Richmond, Virginia
April 20, 2018

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (Amounts in millions, except share and per share amounts)

                                                                                                December 31,
                                                                                            --------------------
                                                                                               2017       2016
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,035.0  $12,409.7
       Equity securities available-for-sale, at fair value.................................      64.2       53.3
       Commercial mortgage loans...........................................................   1,774.6    1,623.1
       Policy loans........................................................................     527.4      529.1
       Other invested assets...............................................................     898.1    1,146.6
                                                                                            ---------  ---------
              Total investments............................................................  16,299.3   15,761.8
   Cash and cash equivalents...............................................................     542.1      484.4
   Accrued investment income...............................................................     132.5      130.5
   Deferred acquisition costs..............................................................   1,633.9    1,956.1
   Intangible assets.......................................................................     115.6      187.0
   Reinsurance recoverable.................................................................   7,218.4    7,490.0
   Other assets............................................................................     540.9      524.4
   Separate account assets.................................................................   6,659.9    6,704.4
                                                                                            ---------  ---------
              Total assets................................................................. $33,142.6  $33,238.6
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 8,626.6  $ 8,859.1
       Policyholder account balances.......................................................  12,057.7   11,953.3
       Liability for policy and contract claims............................................     298.3      267.6
       Unearned premiums...................................................................       5.1        5.8
       Other liabilities...................................................................     388.7      420.5
       Non-recourse funding obligations....................................................     310.6      310.4
       Deferred tax liability..............................................................     526.7      902.8
       Separate account liabilities........................................................   6,659.9    6,704.4
                                                                                            ---------  ---------
              Total liabilities............................................................  28,873.6   29,423.9
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,960.5    4,900.8
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     268.7      240.6
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................       1.4        1.5
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     270.1      242.1
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      77.9       72.5
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     348.0      314.6
       Retained deficit....................................................................  (1,065.1)  (1,426.3)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,269.0    3,814.7
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $33,142.6  $33,238.6
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (Amounts in millions)

                                                                               Years ended December 31,
                                                                             ----------------------------
                                                                               2017      2016      2015
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  310.0  $   13.6  $  540.9
Net investment income.......................................................    680.1     686.5     706.4
Net investment gains (losses)...............................................     (7.7)     26.9     (74.8)
Policy fees and other income................................................    713.0   1,444.2     804.1
                                                                             --------  --------  --------
   Total revenues...........................................................  1,695.4   2,171.2   1,976.6
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,107.8   1,098.4   1,195.8
Interest credited...........................................................    280.3     305.4     318.9
Acquisition and operating expenses, net of deferrals........................    163.3     542.6     274.8
Amortization of deferred acquisition costs and intangibles..................    222.6     298.8     670.1
Interest expense............................................................     12.8      39.2      94.4
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  1,786.8   2,284.4   2,554.0
                                                                             --------  --------  --------
Loss before income taxes and equity in net income of unconsolidated
  subsidiary................................................................    (91.4)   (113.2)   (577.4)
Benefit for income taxes....................................................   (382.3)    (34.6)   (211.2)
                                                                             --------  --------  --------
Net income (loss) before equity in net income of unconsolidated subsidiary..    290.9     (78.6)   (366.2)
Equity in net income of unconsolidated subsidiary...........................     70.3      37.5      18.4
                                                                             --------  --------  --------
Net income (loss)........................................................... $  361.2  $  (41.1) $ (347.8)
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $   (1.0) $   (2.8) $  (10.7)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................       --      (0.3)       --
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................     (1.0)     (3.1)    (10.7)
Other investment gains (losses).............................................     (6.7)     30.0     (64.1)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $   (7.7) $   26.9  $  (74.8)
                                                                             ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                             (Amounts in millions)

                                                                                Years ended December 31,
                                                                                -----------------------
                                                                                 2017    2016     2015
                                                                                ------  ------  -------
Net income (loss).............................................................. $361.2  $(41.1) $(347.8)
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not other-than-temporarily
     impaired..................................................................   28.1    64.8   (222.6)
   Net unrealized gains (losses) on other-than-temporarily impaired securities.   (0.1)   (0.4)    (0.3)
   Derivatives qualifying as hedges............................................    5.4     4.2      4.7
                                                                                ------  ------  -------
   Total other comprehensive income (loss).....................................   33.4    68.6   (218.2)
                                                                                ------  ------  -------
Total comprehensive income (loss).............................................. $394.6  $ 27.5  $(566.0)
                                                                                ======  ======  =======




          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                    Total
                                                 Common  paid-in   comprehensive  Retained  stockholder's
                                                 stock   capital   income (loss)  deficit      equity
                                                 ------ ---------- ------------- ---------  -------------
Balances as of December 31, 2014................ $25.6   $4,840.9     $ 464.2    $  (935.8)   $4,394.9
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --       (347.8)     (347.8)
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --      (222.6)          --      (222.6)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.3)          --        (0.3)
   Derivatives qualifying as hedges.............    --         --         4.7           --         4.7
                                                                                              --------
Total comprehensive income (loss)...............                                                (566.0)
Dividends.......................................    --         --          --        (40.5)      (40.5)
Other transactions with stockholder.............    --         --          --        (24.5)      (24.5)
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2015................  25.6    4,840.9       246.0     (1,348.6)    3,763.9
                                                                                              --------
Comprehensive income (loss):
   Net loss.....................................    --         --          --        (41.1)      (41.1)
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --        64.8           --        64.8
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.4)          --        (0.4)
   Derivatives qualifying as hedges.............    --         --         4.2           --         4.2
                                                                                              --------
Total comprehensive income (loss)...............                                                  27.5
Reinsurance recaptures with stockholder.........    --       59.9          --           --        59.9
Other transactions with stockholder.............    --         --          --        (36.6)      (36.6)
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2016................  25.6    4,900.8       314.6     (1,426.3)    3,814.7
                                                                                              --------
Comprehensive income (loss):
   Net income...................................    --         --          --        361.2       361.2
   Net unrealized gains (losses) on securities
     not other- than-temporarily impaired.......    --         --        28.1           --        28.1
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............    --         --        (0.1)          --        (0.1)
   Derivatives qualifying as hedges.............    --         --         5.4           --         5.4
                                                                                              --------
Total comprehensive income (loss)...............                                                 394.6
Reinsurance transactions with stockholder.......    --       57.2          --           --        57.2
Other transactions with stockholder.............    --        2.5          --           --         2.5
                                                 -----   --------     -------    ---------    --------
Balances as of December 31, 2017................ $25.6   $4,960.5     $ 348.0    $(1,065.1)   $4,269.0
                                                 =====   ========     =======    =========    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (Amounts in millions)

                                                                                Years ended December 31,
                                                                            -------------------------------
                                                                               2017       2016       2015
                                                                            ---------  ---------  ---------
Cash flows from (used by) operating activities:
   Net income (loss)....................................................... $   361.2  $   (41.1) $  (347.8)
   Adjustments to reconcile net income (loss) to net cash from (used by)
     operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................     (14.7)     (11.7)      (2.6)
       Equity in net income of unconsolidated subsidiary...................     (70.3)     (37.5)     (18.4)
       Gain on sale of business............................................        --       (0.5)        --
       Net investment (gains) losses.......................................       7.7      (26.9)      74.8
       Charges assessed to policyholders...................................    (712.7)  (1,420.8)    (700.5)
       Acquisition costs deferred..........................................      (9.0)     (58.8)    (142.6)
       Amortization of deferred acquisition costs and intangibles..........     222.6      298.8      670.1
       Deferred income taxes...............................................    (430.5)    (156.4)    (186.1)
       Trading securities, held-for-sale investments and derivative
         instruments.......................................................     252.3       79.0     (323.6)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     (15.9)     (17.3)      (5.2)
       Insurance reserves..................................................     787.6      578.6      476.1
       Current taxes.......................................................      31.4      (11.9)     (73.0)
       Other liabilities, policy and contract claims and other policy-
         related balances..................................................      16.9       14.1       40.0
                                                                            ---------  ---------  ---------
   Net cash from (used by) operating activities............................     426.6     (812.4)    (538.8)
                                                                            ---------  ---------  ---------
Cash flows from (used by) investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,027.2      730.9    1,530.2
       Commercial mortgage loans...........................................     137.4      220.0      252.4
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................     420.9    1,296.4    2,198.3
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (1,493.9)  (1,866.8)  (2,186.3)
       Commercial mortgage loans...........................................    (239.8)    (167.1)    (279.0)
   Other invested assets, net..............................................       4.6       11.1       52.5
   Policy loans, net.......................................................        --      (38.9)        --
   Proceeds from sale of business..........................................        --       18.0         --
                                                                            ---------  ---------  ---------
   Net cash from (used by) investing activities............................    (143.6)     203.6    1,568.1
                                                                            ---------  ---------  ---------
Cash flows from (used by) financing activities:
   Deposits to universal life and investment contracts.....................     500.6      904.2    1,575.7
   Withdrawals from universal life and investment contracts................    (713.8)    (685.6)    (650.0)
   Redemption of non-recourse funding obligations..........................        --   (1,799.4)     (67.4)
   Dividends paid..........................................................        --         --      (40.5)
   Other, net..............................................................     (12.1)     (44.4)      (2.5)
                                                                            ---------  ---------  ---------
   Net cash from (used by) financing activities............................    (225.3)  (1,625.2)     815.3
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................      57.7   (2,234.0)   1,844.6
Cash and cash equivalents at beginning of period...........................     484.4    2,718.4      873.8
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   542.1  $   484.4  $ 2,718.4
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2017, 2016 and 2015

(1) Formation and Nature of Business

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately
$2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.

   Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. To date, Genworth has announced approvals from the Virginia State Corporation Commission Bureau of Insurance, the North Carolina Department of Insurance, the South Carolina Department of Insurance, the Vermont Insurance Division and the Australia Department of Treasury. In February 2018, Genworth and China Oceanwide re-filed their joint voluntary notice with the Committee on Foreign Investment in the United States ("CFIUS"). In Genworth's most recent joint filing, Genworth provided an additional mitigation approach to further protect the personal data of Genworth policyholders and customers in the United States, the structure of which includes the participation of a leading U.S. third party data administrator. Genworth and China Oceanwide are fully committed to developing an acceptable solution with CFIUS; however, there can be no assurance that CFIUS will ultimately agree to clear the transaction between Genworth and China Oceanwide on terms acceptable to the parties or at all. In addition to approval and clearance by CFIUS, the closing of the proposed transaction remains subject to the receipt of required regulatory approvals in the U.S., China, and other international jurisdictions and other closing conditions. Genworth and China Oceanwide also continue to be actively engaged with the other relevant regulators regarding the pending applications.

   On March 27, 2018, Genworth, the Parent and Merger Sub entered into a Waiver and Agreement pursuant to which Genworth and the Parent each agreed to waive until July 1, 2018 its right to terminate the Merger Agreement and abandon the merger in accordance with the terms of the Merger Agreement. This was the third waiver and agreement extension, which extended the previous deadline of April 1, 2018, and allows additional time for regulatory reviews of the transaction. If the parties are unable to reach an agreement as to a further extension of the deadline or are unable to satisfy the closing conditions by the applicable deadline, then either

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

party may terminate the Merger Agreement. Genworth and China Oceanwide remain committed to satisfying the closing conditions under the Merger Agreement as soon as possible.

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2017 and 2016, the carrying value of our investment in GLICNY was $722.0 million and $672.4 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). During 2016, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II") and River Lake Insurance Company IV ("River Lake IV") were dissolved; however, they are included in the consolidated financial statements through the date of their dissolution.

   (b) Nature of Business

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products; however, we continue to service our existing retained and reinsured blocks of business.

   Our Runoff segment includes the results of non-strategic products which have not been actively sold since 2011 but we continue to service our existing blocks of business. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and funding agreements backing notes ("FABNs"). Most of our variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits.

   We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

differ from those estimates. All intercompany accounts and transactions have been eliminated in consolidation. Any material subsequent events have been considered for recognition and/or disclosure through the issuance date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification on the trade date.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid in such a manner that we would not recover a substantial portion of the initial investment, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal and term universal life insurance contracts and fees assessed against customer account values. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  .   we do not expect full recovery of our amortized cost basis when due,

  . the present value of cash flows expected to be collected is less than our amortized cost basis,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of operations.

   Total other-than-temporary impairments that emerged in the current period are calculated as the difference between the amortized cost and fair value. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security using the effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer, such as a downgrade to below investment grade. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period of time. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 15 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In certain instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

   (f) Commercial Mortgage Loans

   The carrying value of commercial mortgage loans is stated at original cost, net of principal payments, amortization and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next 12 months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses). See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the value of the loaned securities. Currently, we only accept cash collateral from borrowers under the program. Cash collateral received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2017 and 2016, the fair value of securities loaned under our securities lending program was $41.7 million and $85.9 million, respectively. As of December 31, 2017 and 2016, the fair value of collateral held under our securities lending program was $43.5 million and $89.0 million, respectively, and the offsetting obligation to return collateral of $43.5 million and $89.0 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2017 and 2016.

   Risks associated with securities lending programs

   Our securities lending programs expose us to liquidity risk if we did not have enough cash or collateral readily available to return to the counterparty when required to do so under the agreements. We manage this risk by regularly monitoring our available sources of cash and collateral to ensure we can meet short-term liquidity demands under normal and stressed scenarios.

   We are also exposed to credit risk in the event of default of our counterparties or changes in collateral values. This risk is significantly reduced because our programs require over collateralization and collateral exposures are trued up on a daily basis. We manage this risk by using multiple counterparties and ensuring that changes in required collateral are monitored and adjusted daily. We also monitor the creditworthiness, including credit ratings, of our counterparties on a regular basis.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Contractual maturity

   The following tables present the remaining contractual maturity of the securities lending agreements as of December 31:

                                                 2017                                     2016
                               ---------------------------------------- ----------------------------------------
                               Overnight                  Greater       Overnight                  Greater
                                  and      Up to  31 - 90  than            and      Up to  31 - 90  than
(Amounts in millions)          continuous 30 days  days   90 days Total continuous 30 days  days   90 days Total
---------------------          ---------- ------- ------- ------- ----- ---------- ------- ------- ------- -----
Fixed maturity securities:
   U.S. government, agencies
     and government-
     sponsored enterprises....   $  --      $--     $--     $--   $  --   $ 4.0      $--     $--     $--   $ 4.0
   Non-U.S. government........     4.1       --      --      --     4.1    15.3       --      --      --    15.3
   U.S. corporate.............    19.1       --      --      --    19.1    40.8       --      --      --    40.8
   Non-U.S. corporate.........    19.8       --      --      --    19.8    23.9       --      --      --    23.9
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
   Subtotal, fixed maturity
     securities...............    43.0       --      --      --    43.0    84.0       --      --      --    84.0
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Equity securities.............     0.5       --      --      --     0.5     5.0       --      --      --     5.0
                                 -----      ---     ---     ---   -----   -----      ---     ---     ---   -----
Total securities lending......   $43.5      $--     $--     $--   $43.5   $89.0      $--     $--     $--   $89.0
                                 =====      ===     ===     ===   =====   =====      ===     ===     ===   =====

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that are directly related to the successful acquisition of new or renewal insurance contracts. Acquisition costs are deferred and amortized to the extent they are recoverable from future profits.

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts issued, certain other costs such as underwriting, medical inspection and issuance expenses. DAC for traditional long-duration insurance contracts, including term life, is amortized as a level percentage of premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity and expenses, established when the contract is issued. Amortization is adjusted each period to reflect actual lapse.

   Amortization for deferred annuity and universal life insurance contracts is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date or for changes in underlying assumptions relating to future gross profits. Estimates of gross profits for DAC amortization are based on assumptions including interest rates, policyholder persistency or lapses, insured life expectancy or longevity and expenses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We are required to analyze the impacts from net unrealized investment gains and losses on our available-for-sale investment securities backing insurance liabilities, as if those unrealized investment gains and losses were realized. These "shadow accounting" adjustments result in the recognition of unrealized gains and losses on related insurance assets and liabilities in a manner consistent with the recognition of the unrealized gains and losses on available-for-sale investment securities within the statement of comprehensive income and changes in equity. Changes to net unrealized investment (gains) losses may increase or decrease the ending DAC balance. Similar to a loss recognition event, when the DAC balance is reduced to zero, additional insurance liabilities are established if necessary. Unlike a loss recognition event, based on changes in net unrealized investment (gains) losses, these shadow adjustments may reverse from period to period.

   Therefore, DAC amortized based on expected gross-profits is adjusted to reflect the effects that would have been recognized had the unrealized investment (gains) losses been actually realized with a corresponding amount recorded in other comprehensive income (loss). DAC associated with traditional long-duration insurance contracts is not adjusted for unrealized investment (gains) or losses unless a premium deficiency would have resulted upon the
(gain) or loss being realized.

   We regularly review our assumptions and test DAC for recoverability at least annually. For deferred annuity and universal life insurance contracts, if the present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income (loss) is recorded for additional DAC amortization. For traditional long-duration contracts, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for additional DAC amortization or for increased benefit reserves. See note 5 for additional information related to DAC including loss recognition and recoverability.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review our PVFP assumptions and periodically test PVFP for recoverability similar to our treatment of DAC. See note 6 for additional information related to PVFP including recoverability.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (k) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (l) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income
(loss).

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income (loss). When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income (loss). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income (loss); however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income (loss) when income (loss) is impacted by the variability of the cash flow of the hedged item.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income (loss). If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income (loss).

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   The majority of our derivative arrangements require the posting of collateral upon meeting certain net exposure thresholds. The amounts recognized for derivative counterparty collateral received by us was recorded in cash and cash equivalents with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us. We also receive non-cash collateral that is not recognized in our balance sheet unless we exercise our right to sell or re-pledge the underlying asset. As of December 31, 2017 and 2016, the fair value of non-cash collateral received was zero. Additionally, we have pledged $20.0 million and $45.8 million of fixed maturity securities as of December 31, 2017 and 2016, respectively. We have not pledged any cash as collateral to derivative counterparties. Fixed maturity securities that we pledge as collateral remain on our balance sheet within fixed maturity securities available-for-sale. Any cash collateral pledged to a derivative counterparty is derecognized with a receivable recorded in other assets for the right to receive our cash collateral back from the counterparty. Derivatives previously cleared through a Central Clearing Party, such as the Chicago Mercantile Exchange, required us to post cash collateral for daily changes in the fair value of the derivative contract, commonly referred to as variation margin. In 2017, recent central clearing parties rule changes impacted our accounting treatment for variation margin pertaining to cleared swap positions, which was previously considered cash collateral and is now treated as daily settlements of the derivative contract.

   (m) Separate Accounts and Related Insurance Obligations

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of operations. There were no gains or losses on transfers of assets from the general account to the separate account.

   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 4 and 14 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (n) Insurance Reserves

   Future Policy Benefits

   The liability for future policy benefits is equal to the present value of expected benefits and expenses less the present value of expected future net premiums based on assumptions, including, investment returns, policyholder persistency or lapses (i.e., the probability that a policy or contract will remain in-force from one period to the next), insured life expectancy or longevity, insured morbidity (i.e., frequency and severity of claim) and expenses, all of which are locked-in at the time the policies are issued or acquired.

   The liability for future policy benefits is evaluated at least annually to determine if a premium deficiency exists. Loss recognition testing is generally performed at the line of business level, with acquired blocks and certain reinsured blocks tested separately. If the liability for future policy benefits plus the current present value of expected future premiums are less than the current present value of expected future benefits and expenses (including any unamortized DAC), a charge to income (loss) is recorded for accelerated DAC amortization and, if necessary, a premium deficiency reserve is established. If a charge is recorded, DAC amortization and the liability for future policy benefits are measured using updated assumptions, which become the new locked-in assumptions utilized going forward unless another premium deficiency charge is recorded.

   For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero.

   Estimates and actuarial assumptions used for establishing the liability for future policy benefits and in loss recognition testing involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for future policy benefits and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition. The risk that our claims experience may differ significantly from our pricing and valuation assumptions exists.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Policyholder Account Balances

   The liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date for investment-type and universal life insurance contracts. We are also required to establish additional benefit reserves for guarantees or product features in addition to the contract value where the additional benefit reserves are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience.

   Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (o) Liability for Policy and Contract Claims

   The liability for policy and contract claims, or claim reserves, represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer;
(b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and
(c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Our liability for policy and contract claims is reviewed regularly, with changes in our estimates of future claims recorded through net income (loss). Estimates and actuarial assumptions used for establishing the liability for policy and contract claims involve the exercise of significant judgment, and changes in assumptions or deviations of actual experience from assumptions can have material impacts on our liability for policy and contract claims and net income (loss). Because these assumptions relate to factors that are not known in advance, change over time, are difficult to accurately predict and are inherently uncertain, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments. Small changes in assumptions or small deviations of actual experience from assumptions can have, and in the past have had, material impacts on our reserves, results of operations and financial condition.

   Management considers the liability for policy and contract claims provided to be its best estimate to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed periodically and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (p) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience.

   (q) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income (loss) in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Under U.S. GAAP, we do not record deferred taxes on U.S. domestic subsidiary entities for the excess of the financial statement carrying amount over the tax basis in the stock of the subsidiary (commonly referred to as "outside basis difference") if we have the ability under the tax law and intent to recover the basis difference in a tax free manner. Deferred taxes would be recognized in the period of a change to our ability or intent.

   Our companies have elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). All companies domesticated in the United States and our former Bermuda and Guernsey subsidiaries, which have elected to be taxed as U.S. domestic companies, are included in the life/non-life consolidated return as allowed by the tax law and regulations. We have a tax sharing agreement (the "life/non-life tax sharing agreement") in place and all intercompany balances related to this agreement are settled at least annually.

   Additionally, we entered into tax sharing agreements with certain of our subsidiaries, whereby we are required to provide certain amounts of capital or a letter of credit to those subsidiaries upon the event that we or Genworth Holdings, Inc. ("Genworth Holdings"), our indirect parent company, is downgraded below certain ratings levels by Standard & Poor's ("S&P") and Moody's Investors Service, Inc. ("Moody's"). We secured a irrevocable letter of credit from the Federal Home Loan Bank ("FHLB") of Atlanta for $28.2 million to meet our obligations under these provisions. The letter of credit automatically renews annually through May 2019, unless notice of termination is provided by the issuer of the letter of credit at least 60 days prior to the then applicable expiration date.

   (r) Variable Interest Entities

   We were involved in certain entities that were considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluated the VIE to determine whether we were the primary beneficiary and were required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by variable interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs included securitization transactions.

   For certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   See note 15 for additional information related to this consolidated entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (s) Accounting Changes

   Transition to the Equity Method of Accounting

   On January 1, 2017, we adopted new accounting guidance related to transition to the equity method of accounting. The guidance eliminates the retrospective application of the equity method of accounting when obtaining significant influence over a previously held investment. The guidance requires that an entity that has an available-for-sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. We did not have a significant impact from this guidance on our consolidated financial statements.

   Assessment of Contingent Put and Call Options

   On January 1, 2017, we adopted new accounting guidance related to the assessment of contingent put and call options in debt instruments. The guidance clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this update is required to assess the embedded call
(put) options solely in accordance with the four-step decision sequence. This guidance is consistent with our previous accounting practices and, accordingly, did not have any impact on our consolidated financial statements.

   Derivative Contract Novations

   On January 1, 2017, we adopted new accounting guidance related to the effect of derivative contract novations on existing hedge accounting relationships. The guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. This guidance is consistent with our previous accounting for derivative contract novations and, accordingly, did not have any impact on our consolidated financial statements.

   Technical Corrections and Improvements

   In March 2016, the Financial Accounting Standards Board ("the FASB") issued new guidance to remove inconsistencies as well as make technical clarifications and minor improvements intended to make it easier to understand and implement certain accounting guidance. Impacts of the new guidance for us includes: promoting consistent use of the terms "participating insurance" and "reinsurance recoverable," removing the term "debt" from the master glossary; adding a reference to use when accounting for internal-use software licensed from third parties; clarifying that loans issued under the Federal Housing Administration and the Veterans Administration do not have to be fully insured by those programs to recognize profit using the full-accrual method; clarifying the difference between a "valuation approach" and a "valuation technique" when applying fair value guidance and require disclosure when there has been a change in either a valuation approach, a valuation technique, or both; clarifying that for an amount of an obligation under an arrangement to be considered fixed at the reporting date, the amount that must be fixed is not the amount that is the organization's portion of the obligation, but, rather, is the obligation in its entirety; and adding guidance on the accounting for the sale of servicing rights when the transferor retains loans. Most of the amendments were adopted on December 31, 2016 and in some cases on January 1, 2017, using a prospective method. We did not have any significant impact from this guidance on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Consolidation

   On January 1, 2016, we adopted new accounting guidance related to consolidation. The new guidance primarily impacts limited partnerships and similar legal entities, evaluation of fees paid to a decision maker as a variable interest, the effect of fee arrangements and related parties on the primary beneficiary determination and certain investment funds. The adoption of this new guidance did not have a significant impact on our consolidated financial statements.

   Debt Issuance Costs

   On December 31, 2015, we early adopted new accounting guidance related to the presentation of debt issuance costs. The new guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. This guidance was applied on a retrospective basis. See note 10 for more information related to our non-recourse funding obligations.

   Financial Assets and Liabilities of a Collateralized Financing Entity

   On January 1, 2015, we early adopted new accounting guidance related to measuring the financial assets and financial liabilities of a consolidated collateralized financing entity. The guidance addresses the accounting for the measurement difference between the fair value of financial assets and the fair value of financial liabilities of a collateralized financing entity. The new guidance provides an alternative whereby a reporting entity could measure the financial assets and financial liabilities of the collateralized financing entity in its consolidated financial statements using the more observable of the fair values. There was no impact on our consolidated financial statements.

   Repurchase Financings

   On January 1, 2015, we adopted new accounting guidance related to the accounting for repurchase-to-maturity transactions and repurchase financings. The new guidance changed the accounting for repurchase-to-maturity transactions and repurchase financing such that they were consistent with secured borrowing accounting. In addition, the guidance required new disclosures for all repurchase agreements and securities lending transactions which were effective beginning in 2015. We do not have repurchase-to-maturity transactions or repurchase agreements, but have securities lending transactions that are subject to additional disclosures. This new guidance did not have an impact on our consolidated financial statements but did impact our disclosures.

   Investments In Affordable Housing Projects

   On January 1, 2015, we adopted new accounting guidance related to the accounting for investments in affordable housing projects that qualify for the low-income housing tax credit. The new guidance permits reporting entities to make an accounting policy election to account for investments in qualified affordable housing projects by amortizing the initial cost of the investment in proportion to the tax benefits received and recognize the net investment performance as a component of income tax expense (called the proportional amortization method) if certain conditions are met. The new guidance requires use of the equity method or cost method for investments in qualified affordable housing projects not accounted for using the proportional amortization method. The adoption of this new guidance did not have a significant impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (t) Accounting Pronouncements Not Yet Adopted

   In February 2018, the FASB issued new guidance on the tax effects currently recorded in accumulated other comprehensive income that do not reflect the new tax rate enacted under the Tax Cut and Jobs Act ("TCJA"), or "stranded tax effects." Under current U.S. GAAP, deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates with the effect included in net income (loss) in the period that the changes were enacted. This also includes situations in which the related tax effects were originally recognized in other comprehensive income as opposed to net income (loss). Under this new accounting guidance a reclassification from accumulated other comprehensive income to retained earnings, or a modified retrospective approach, is allowed for stranded tax effects that resulted from the TCJA. This new guidance is currently effective for us on January 1, 2019, with early adoption permitted. We are currently evaluating early adoption of this new accounting guidance.

   In August 2017, the FASB issued new guidance to amend the hedge accounting model to enable entities to better portray the economics of their derivative risk management activities in the financial statements and enhance the transparency and understandability of hedge results. In certain situations, the amendments also simplify the application of hedge accounting. We adopted this new accounting guidance early on January 1, 2018 using the modified retrospective method and will record a previously recognized gain of $0.7 million to accumulated other comprehensive income with a corresponding decrease to retained earnings at adoption.

   In March 2017, the FASB issued new guidance shortening the amortization period of certain callable debt securities held at a premium. The guidance requires the premium to be amortized to the earliest call date. This change does not apply to securities held at a discount. The guidance is currently effective for us on January 1, 2019 using the modified retrospective method, with early adoption permitted. We are in process of evaluating the impact the guidance may have on our consolidated financial statements.

   In February 2017, the FASB issued new guidance to clarify the scope and accounting for gains and losses from the derecognition of nonfinancial assets or an in substance nonfinancial asset that is not a business and accounting for partial sales of nonfinancial assets. The new guidance clarifies when transferring ownership interests in a consolidated subsidiary holding nonfinancial assets is within scope. It also states that the reporting entity should identify each distinct nonfinancial asset and derecognize when a counterparty obtains control. We adopted this new accounting guidance on January 1, 2018 using the modified retrospective method, which did not have any significant impact on our consolidated financial statements at adoption.

   In November 2016, the FASB issued new accounting guidance related to the classification and presentation of changes in restricted cash. The new guidance requires that changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents be shown in the statement of cash flows and requires additional disclosures related to restricted cash and restricted cash equivalents. We adopted this new accounting guidance retrospectively on January 1, 2018, and will modify the line item descriptions on our consolidated balance sheet and statement of cash flows accordingly. The other impacts from this new accounting guidance did not have a significant impact on our consolidated financial statements or disclosures.

   In October 2016, the FASB issued new guidance related to the income tax effects of intra-entity transfers of assets other than inventory. The new guidance states that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. We adopted this new accounting guidance on January 1, 2018 using the modified retrospective method and recorded a previously disallowed deferred tax asset of $1.1 million with a corresponding increase to cumulative effect of change in accounting within retained earnings at adoption.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   In August 2016, the FASB issued new guidance related to the statement of cash flows classification of certain cash payments and cash receipts. The guidance will reduce diversity in practice related to eight specific cash flow issues. We adopted this new accounting guidance retrospectively on January 1, 2018. The adoption of this accounting guidance did not have a significant impact on our consolidated financial statements.

   In June 2016, the FASB issued new guidance related to accounting for credit losses on financial instruments. The guidance requires that entities recognize an allowance equal to its estimate of lifetime expected credit losses and applies to most debt instruments not measured at fair value, which would primarily include our commercial mortgage loans and reinsurance receivables. The new guidance retains most of the existing impairment guidance for available-for-sale debt securities but amends the presentation of credit losses to be presented as an allowance as opposed to a write-down and permits the reversal of credit losses when reassessing changes in the credit losses each reporting period. The new guidance is effective for us on January 1, 2020, with early adoption permitted beginning January 1, 2019. Upon adoption, the modified retrospective method will be used and a cumulative effect adjustment in retained earnings as of the beginning of the year of adoption will be recorded. We are in process of evaluating the impact the guidance may have on our consolidated financial statements.

   In February 2016, the FASB issued new accounting guidance related to the accounting for leases. The new guidance generally requires lessees to recognize both a right-to-use asset and a corresponding liability on the balance sheet. The guidance is effective for us on January 1, 2019 using the modified retrospective method, with early adoption permitted. While we are still evaluating the full impact, at this time we do not expect any significant impact from this guidance on our consolidated financial statements.

   In January 2016, the FASB issued new accounting guidance related to the recognition and measurement of financial assets and financial liabilities. Changes to the current financial instruments accounting primarily affects equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. Under the new guidance, equity investments with readily determinable fair value, except those accounted for under the equity method of accounting, will be measured at fair value with changes in fair value recognized in net income (loss). The new guidance also clarifies that the need for a valuation allowance on a deferred tax asset related to available-for-sale securities should be evaluated in combination with other deferred tax assets. We adopted this new accounting guidance on January 1, 2018 using the modified retrospective method and will reclassify, before any adjustments for DAC and other intangible amortization and certain benefit reserves and taxes, $2.4 million of gains related to equity securities from accumulated other comprehensive income and $3.1 million of gains related to limited partnerships previously recorded at cost to cumulative effect of change in accounting within retained earnings.

   In May 2014, the FASB issued new accounting guidance related to revenue from contracts with customers, which was adopted by us on January 1, 2018 using the modified retrospective method. The key principle of the new guidance is that entities should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for such goods or services. Insurance contracts are specifically excluded from this new guidance. The FASB has clarified the scope that all of our insurance contracts, including investment contracts are excluded from the scope of this new guidance. We have evaluated our in scope revenues and, as of the adoption date, have no change in our revenue recognition timing or measurement. Accordingly, we did not have any impact to our consolidated financial statements upon adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(3) Investments

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

  (Amounts in millions)                                 2017    2016    2015
  ---------------------                                ------  ------  ------
  Fixed maturity securities--taxable.................. $559.5  $556.1  $572.7
  Fixed maturity securities--non-taxable..............    2.4     2.5     2.8
  Commercial mortgage loans...........................   84.4    86.4    89.5
  Equity securities...................................    3.4     3.0     2.8
  Other invested assets...............................   17.0    20.2    24.1
  Policy loans........................................   27.9    32.2    31.8
  Cash, cash equivalents and short-term investments...    3.4     2.3     1.0
                                                       ------  ------  ------
     Gross investment income before expenses and fees.  698.0   702.7   724.7
  Expenses and fees...................................  (17.9)  (16.2)  (18.3)
                                                       ------  ------  ------
     Net investment income............................ $680.1  $686.5  $706.4
                                                       ======  ======  ======

   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(Amounts in millions)                                                             2017    2016    2015
---------------------                                                            ------  ------  ------
Available-for-sale securities:
   Realized gains............................................................... $ 27.2  $ 28.8  $ 41.4
   Realized losses..............................................................  (19.7)  (26.0)  (20.4)
                                                                                 ------  ------  ------
   Net realized gains (losses) on available-for-sale securities.................    7.5     2.8    21.0
                                                                                 ------  ------  ------
Impairments:
   Total other-than-temporary impairments.......................................   (1.0)   (2.8)  (10.7)
   Portion of other-than-temporary impairments included in other comprehensive
     income (loss)..............................................................     --    (0.3)     --
                                                                                 ------  ------  ------
   Net other-than-temporary impairments.........................................   (1.0)   (3.1)  (10.7)
                                                                                 ------  ------  ------
Derivative instruments/(1)/.....................................................  (15.5)   16.8   (79.3)
Commercial mortgage loans.......................................................    0.4     0.7     1.7
Trading securities..............................................................    0.8     9.7    (8.1)
Other...........................................................................    0.1      --     0.6
                                                                                 ------  ------  ------
   Net investment gains (losses)................................................ $ (7.7) $ 26.9  $(74.8)
                                                                                 ======  ======  ======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2017, 2016 and 2015 was $440.9 million, $492.2 million and $969.8 million, respectively, which was approximately 94.9%, 94.7% and 98.7%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(Amounts in millions)                                           2017   2016   2015
---------------------                                          -----  -----  -----
Beginning balance............................................. $ 7.8  $10.8  $19.2
Additions:
   Other-than-temporary impairments not previously recognized.    --    0.5     --
Reductions:
   Securities sold, paid down or disposed.....................  (5.0)  (3.5)  (8.4)
                                                               -----  -----  -----
Ending balance................................................ $ 2.8  $ 7.8  $10.8
                                                               =====  =====  =====

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(Amounts in millions)                                      2017      2016     2015
---------------------                                    --------  -------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $1,026.0  $ 648.7  $ 496.9
   Equity securities....................................      2.4      1.4      2.9
   Investment in unconsolidated subsidiary..............     52.1     78.2     60.6
                                                         --------  -------  -------
       Subtotal.........................................  1,080.5    728.3    560.4
Adjustments to DAC, PVFP and benefit reserves...........   (698.5)  (396.6)  (319.2)
Income taxes, net.......................................   (111.9)   (89.6)   (63.5)
                                                         --------  -------  -------
Net unrealized investment gains (losses)................ $  270.1  $ 242.1  $ 177.7
                                                         ========  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(Amounts in millions)                                                                   2017    2016     2015
---------------------                                                                 -------  ------  -------
Beginning balance.................................................................... $ 242.1  $177.7  $ 400.6
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities................................   358.7   167.6   (532.0)
   Adjustment to DAC.................................................................  (177.9)  (40.9)    92.7
   Adjustment to PVFP................................................................   (31.4)   (5.0)    78.6
   Adjustment to sales inducements...................................................    (1.9)   (3.5)     3.3
   Adjustment to benefit reserves....................................................   (90.7)  (28.0)    47.4
   Provision for income taxes........................................................   (24.6)  (26.0)    93.8
                                                                                      -------  ------  -------
       Change in unrealized gains (losses) on investment securities..................    32.2    64.2   (216.2)
Reclassification adjustments to net investment (gains) losses, net of taxes of $2.3,
  $(0.1) and $3.6....................................................................    (4.2)    0.2     (6.7)
                                                                                      -------  ------  -------
Ending balance....................................................................... $ 270.1  $242.1  $ 177.7
                                                                                      =======  ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2017, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                              Gross unrealized gains      Gross unrealized losses
                                                            --------------------------- ---------------------------
                                                  Amortized Not other-than- Other-than- Not other-than- Other-than-
                                                   cost or    temporarily   temporarily   temporarily   temporarily
(Amounts in millions)                               cost       impaired      impaired      impaired      impaired   Fair value
---------------------                             --------- --------------- ----------- --------------- ----------- ----------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............ $   763.4    $  117.8        $ --         $ (1.1)         $--     $   880.1
    State and political subdivisions.............     632.2        73.3          --           (0.9)          --         704.6
    Non-U.S. government..........................     149.7        28.2          --             --           --         177.9
    U.S. corporate:
       Utilities.................................   1,078.4       123.0          --           (2.7)          --       1,198.7
       Energy....................................     584.3        49.4          --           (3.3)          --         630.4
       Finance and insurance.....................   1,160.3       102.1          --           (2.6)          --       1,259.8
       Consumer--non-cyclical....................     807.9       101.2          --           (2.5)          --         906.6
       Technology and communications.............     543.2        43.0          --           (2.7)          --         583.5
       Industrial................................     284.6        21.2          --           (0.5)          --         305.3
       Capital goods.............................     501.1        65.5          --           (0.5)          --         566.1
       Consumer--cyclical........................     324.6        25.3          --           (0.9)          --         349.0
       Transportation............................     323.1        25.5          --           (2.1)          --         346.5
       Other.....................................     151.1        13.6          --           (0.5)          --         164.2
                                                  ---------    --------        ----         ------          ---     ---------
       Total U.S. corporate......................   5,758.6       569.8          --          (18.3)          --       6,310.1
                                                  ---------    --------        ----         ------          ---     ---------
    Non-U.S. corporate:
       Utilities.................................     144.8         5.8          --           (0.7)          --         149.9
       Energy....................................     249.2        27.4          --           (1.3)          --         275.3
       Finance and insurance.....................     455.6        39.7          --           (1.2)          --         494.1
       Consumer--non-cyclical....................     129.4         8.2          --           (0.1)          --         137.5
       Technology and communications.............     195.2        18.1          --           (0.3)          --         213.0
       Industrial................................     194.2        16.1          --           (0.7)          --         209.6
       Capital goods.............................     149.4         8.5          --           (0.6)          --         157.3
       Consumer--cyclical........................      53.9         2.4          --             --           --          56.3
       Transportation............................     142.9        12.6          --           (1.2)          --         154.3
       Other.....................................     361.3        28.6          --           (0.2)          --         389.7
                                                  ---------    --------        ----         ------          ---     ---------
       Total non-U.S. corporate..................   2,075.9       167.4          --           (6.3)          --       2,237.0
                                                  ---------    --------        ----         ------          ---     ---------
    Residential mortgage-backed..................   1,116.4        78.0         1.2           (2.7)          --       1,192.9
    Commercial mortgage-backed...................     949.3        25.1         1.0           (8.8)          --         966.6
    Other asset-backed...........................     563.5         3.3          --           (1.0)          --         565.8
                                                  ---------    --------        ----         ------          ---     ---------
       Total fixed maturity securities...........  12,009.0     1,062.9         2.2          (39.1)          --      13,035.0
Equity securities................................      61.8         2.4          --             --           --          64.2
                                                  ---------    --------        ----         ------          ---     ---------
       Total available-for- sale securities...... $12,070.8    $1,065.3        $2.2         $(39.1)         $--     $13,099.2
                                                  =========    ========        ====         ======          ===     =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   As of December 31, 2016, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                              Gross unrealized gains      Gross unrealized losses
                                                            --------------------------- --------------------------
                                                  Amortized Not other-than- Other-than- Not other-than- Other-than-
                                                   cost or    temporarily   temporarily   temporarily   temporarily
(Amounts in millions)                               cost       impaired      impaired      impaired      impaired   Fair value
---------------------                             --------- --------------- ----------- --------------- ----------- ----------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored enterprises............ $   877.5     $ 87.4         $ --         $ (10.2)       $  --    $   954.7
    State and political subdivisions.............     580.7       49.2           --            (5.9)          --        624.0
    Non-U.S. government..........................     148.1       21.0           --            (0.1)          --        169.0
    U.S. corporate:
       Utilities.................................     989.9       91.9           --           (14.2)          --      1,067.6
       Energy....................................     591.9       31.8           --            (8.8)          --        614.9
       Finance and insurance.....................   1,103.5       74.4           --           (10.9)          --      1,167.0
       Consumer--non-cyclical....................     818.6       74.1           --            (6.8)          --        885.9
       Technology and communications.............     502.5       34.6           --            (8.6)          --        528.5
       Industrial................................     239.3       11.2           --            (4.8)          --        245.7
       Capital goods.............................     487.1       50.9           --            (3.2)          --        534.8
       Consumer--cyclical........................     323.9       19.2           --            (3.8)          --        339.3
       Transportation............................     309.4       19.9           --            (7.7)          --        321.6
       Other.....................................     154.8        8.4           --            (0.1)          --        163.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total U.S. corporate......................   5,520.9      416.4           --           (68.9)          --      5,868.4
                                                  ---------     ------         ----         -------        -----    ---------
    Non-U.S. corporate:
       Utilities.................................     122.1        3.6           --            (2.4)          --        123.3
       Energy....................................     231.6       19.2           --            (4.1)          --        246.7
       Finance and insurance.....................     375.9       25.3           --            (1.7)          --        399.5
       Consumer--non-cyclical....................     132.2        3.4           --            (2.0)          --        133.6
       Technology and communications.............     180.8        9.8           --            (1.7)          --        188.9
       Industrial................................     184.4        7.8           --            (2.4)          --        189.8
       Capital goods.............................     114.5        4.9           --            (1.1)          --        118.3
       Consumer--cyclical........................      44.5        1.4           --            (0.6)          --         45.3
       Transportation............................     135.2       11.6           --            (2.3)          --        144.5
       Other.....................................     345.8       16.9           --            (3.6)          --        359.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total non-U.S. corporate..................   1,867.0      103.9           --           (21.9)          --      1,949.0
                                                  ---------     ------         ----         -------        -----    ---------
    Residential mortgage-backed..................   1,183.7       86.9          1.1            (4.3)        (0.1)     1,267.3
    Commercial mortgage-backed...................     814.6       21.8          1.2           (12.4)          --        825.2
    Other asset-backed...........................     768.5        2.8           --           (19.2)          --        752.1
                                                  ---------     ------         ----         -------        -----    ---------
       Total fixed maturity securities...........  11,761.0      789.4          2.3          (142.9)        (0.1)    12,409.7
Equity securities................................      51.9        2.6           --            (1.2)          --         53.3
                                                  ---------     ------         ----         -------        -----    ---------
       Total available-for- sale securities...... $11,812.9     $792.0         $2.3         $(144.1)       $(0.1)   $12,463.0
                                                  =========     ======         ====         =======        =====    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2017:

                                           Less than 12 months           12 months or more                   Total
                                       ---------------------------- ---------------------------- ------------------------------
                                                Gross      Number            Gross      Number              Gross      Number
                                       Fair   unrealized     of     Fair   unrealized     of      Fair    unrealized     of
(Dollar amounts in millions)           value    losses   securities value    losses   securities  value     losses   securities
----------------------------           ------ ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
Description of Securities
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises...................... $ 25.8   $ (0.2)       7     $ 65.2   $ (0.9)       3     $   91.0   $ (1.1)      10
    State and political
     subdivisions.....................   16.9     (0.1)       3       26.3     (0.8)       7         43.2     (0.9)      10
    U.S. corporate....................  345.4     (5.8)      90      345.9    (12.5)      66        691.3    (18.3)     156
    Non-U.S. corporate................  147.9     (1.7)      34      117.8     (4.6)      20        265.7     (6.3)      54
    Residential mortgage-
     backed...........................   96.5     (0.9)      24       66.3     (1.8)      26        162.8     (2.7)      50
    Commercial mortgage-
     backed...........................  125.6     (0.9)      19      129.9     (7.9)      24        255.5     (8.8)      43
    Other asset-backed................   86.8     (0.7)      24       25.5     (0.3)      13        112.3     (1.0)      37
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
    Subtotal, fixed maturity
     securities.......................  844.9    (10.3)     201      776.9    (28.8)     159      1,621.8    (39.1)     360
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
Total for securities in an unrealized
 loss position........................ $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ======   ======      ===     ======   ======      ===     ========   ======      ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......... $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
    Total fixed maturity
     securities.......................  844.9    (10.3)     201      776.9    (28.8)     159      1,621.8    (39.1)     360
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
Total for securities in an unrealized
 loss position........................ $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ======   ======      ===     ======   ======      ===     ========   ======      ===
Investment grade...................... $806.8   $ (8.6)     189     $708.7   $(26.1)     144     $1,515.5   $(34.7)     333
Below investment grade................   38.1     (1.7)      12       68.2     (2.7)      15        106.3     (4.4)      27
                                       ------   ------      ---     ------   ------      ---     --------   ------      ---
Total for securities in an unrealized
 loss position........................ $844.9   $(10.3)     201     $776.9   $(28.8)     159     $1,621.8   $(39.1)     360
                                       ======   ======      ===     ======   ======      ===     ========   ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2017:

                                          Less than 12 months           12 months or more                  Total
                                      ---------------------------- ---------------------------- ----------------------------
                                               Gross      Number            Gross      Number            Gross      Number
                                      Fair   unrealized     of     Fair   unrealized     of     Fair   unrealized     of
(Dollar amounts in millions)          value    losses   securities value    losses   securities value    losses   securities
----------------------------          ------ ---------- ---------- ------ ---------- ---------- ------ ---------- ----------
Description of Securities
U.S. corporate:
    Utilities........................ $ 23.9   $(0.2)       13     $ 70.7   $ (2.5)      13     $ 94.6   $ (2.7)      26
    Energy...........................   15.4    (0.4)        8       54.6     (2.9)       7       70.0     (3.3)      15
    Finance and insurance............  124.1    (1.8)       22       27.2     (0.8)       6      151.3     (2.6)      28
    Consumer--non-cyclical...........   23.8    (1.3)        7       26.1     (1.2)       9       49.9     (2.5)      16
    Technology and
     communications..................   32.0    (0.2)       10       65.1     (2.5)      13       97.1     (2.7)      23
    Industrial.......................     --      --        --       18.1     (0.5)       4       18.1     (0.5)       4
    Capital goods....................   45.9    (0.3)       15       13.9     (0.2)       5       59.8     (0.5)      20
    Consumer--cyclical...............   26.3    (0.5)        9       19.4     (0.4)       3       45.7     (0.9)      12
    Transportation...................   45.4    (0.6)        5       50.8     (1.5)       6       96.2     (2.1)      11
    Other............................    8.6    (0.5)        1         --       --       --        8.6     (0.5)       1
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
    Subtotal, U.S. corporate
     securities......................  345.4    (5.8)       90      345.9    (12.5)      66      691.3    (18.3)     156
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
Non-U.S. corporate:
    Utilities........................    4.9    (0.1)        1       17.4     (0.6)       3       22.3     (0.7)       4
    Energy...........................   16.1    (0.1)        5       23.8     (1.2)       5       39.9     (1.3)      10
    Finance and insurance............   39.2    (0.6)        8       22.3     (0.6)       4       61.5     (1.2)      12
    Consumer--non-cyclical...........    7.6    (0.1)        3         --       --       --        7.6     (0.1)       3
    Technology and
     communications..................   30.4    (0.2)        4        5.9     (0.1)       1       36.3     (0.3)       5
    Industrial.......................     --      --        --        9.3     (0.7)       2        9.3     (0.7)       2
    Capital goods....................    5.5      --         2       14.4     (0.6)       1       19.9     (0.6)       3
    Transportation...................   10.6    (0.4)        3       24.7     (0.8)       4       35.3     (1.2)       7
    Other............................   33.6    (0.2)        8         --       --       --       33.6     (0.2)       8
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
    Subtotal, non-U.S. corporate
     securities......................  147.9    (1.7)       34      117.8     (4.6)      20      265.7     (6.3)      54
                                      ------   -----       ---     ------   ------       --     ------   ------      ---
Total for corporate securities in an
 unrealized loss position............ $493.3   $(7.5)      124     $463.7   $(17.1)      86     $957.0   $(24.6)     210
                                      ======   =====       ===     ======   ======       ==     ======   ======      ===

   As indicated in the tables above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and all of the securities were less than 20% below cost. These unrealized losses were primarily attributable to the increase in interest rates, mostly concentrated in our corporate securities. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 1.2% as of December 31, 2017.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $28.8 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "A+" and approximately 90.6% of the unrealized losses were related to investment grade securities as of December 31, 2017. These unrealized losses were predominantly attributable to corporate securities including variable rate securities

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

purchased in a higher rate and lower spread environment and commercial mortgage-backed securities. The average fair value percentage below cost for these securities was approximately 3.6% as of December 31, 2017.

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2016:

                                                 Less than 12 months            12 months or more                    Total
                                            ------------------------------ ----------------------------  --------------------
                                                       Gross      Number            Gross       Number              Gross
                                             Fair    unrealized     of     Fair   unrealized      of      Fair    unrealized
(Dollar amounts in millions)                 value     losses   securities value  losses/(1)/ securities  value   losses/(2)/
----------------------------                -------- ---------- ---------- ------ ----------  ---------- -------- ----------
Description of Securities
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises........................... $  152.8  $ (10.2)      12     $   --   $   --        --     $  152.8  $ (10.2)
    State and political subdivisions.......    145.5     (5.9)      31         --       --        --        145.5     (5.9)
    Non-U.S. government....................      3.6     (0.1)       3         --       --        --          3.6     (0.1)
    U.S. corporate.........................  1,222.0    (53.2)     262      202.1    (15.7)       42      1,424.1    (68.9)
    Non-U.S. corporate.....................    421.8    (12.1)      82      115.3     (9.8)       28        537.1    (21.9)
    Residential mortgage- backed...........    216.2     (3.8)      46       23.8     (0.6)       16        240.0     (4.4)
    Commercial mortgage- backed............    246.6    (11.5)      50        8.1     (0.9)        3        254.7    (12.4)
    Other asset-backed.....................    163.5     (2.6)      40      112.6    (16.6)       32        276.1    (19.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
    Subtotal, fixed maturity
     securities............................  2,572.0    (99.4)     526      461.9    (43.6)      121      3,033.9   (143.0)
Equity securities..........................     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized loss
 position.................................. $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                            ========  =======      ===     ======   ======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.............. $2,572.0  $ (99.4)     526     $400.5   $(22.9)      112     $2,972.5   (122.3)
    20%-50% Below cost.....................       --       --       --       61.4    (20.7)        9         61.4    (20.7)
                                            --------  -------      ---     ------   ------       ---     --------  -------
    Total fixed maturity securities........  2,572.0    (99.4)     526      461.9    (43.6)      121      3,033.9   (143.0)
                                            --------  -------      ---     ------   ------       ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost..............     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
    Total equity securities................     19.5     (1.2)       3         --       --        --         19.5     (1.2)
                                            --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized loss
 position.................................. $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                            ========  =======      ===     ======   ======       ===     ========  =======
Investment grade........................... $2,556.0  $ (99.6)     517     $358.7   $(36.6)       91     $2,914.7   (136.2)
Below investment grade/(3)/................     35.5     (1.0)      12      103.2     (7.0)       30        138.7     (8.0)
                                            --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized loss
 position.................................. $2,591.5  $(100.6)     529     $461.9   $(43.6)      121     $3,053.4  $(144.2)
                                            ========  =======      ===     ======   ======       ===     ========  =======

                                            ----------
                                              Number
                                                of
(Dollar amounts in millions)                securities
----------------------------                ----------
Description of Securities
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises...........................     12
    State and political subdivisions.......     31
    Non-U.S. government....................      3
    U.S. corporate.........................    304
    Non-U.S. corporate.....................    110
    Residential mortgage- backed...........     62
    Commercial mortgage- backed............     53
    Other asset-backed.....................     72
                                               ---
    Subtotal, fixed maturity
     securities............................    647
Equity securities..........................      3
                                               ---
Total for securities in an unrealized loss
 position..................................    650
                                               ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost..............    638
    20%-50% Below cost.....................      9
                                               ---
    Total fixed maturity securities........    647
                                               ---
% Below cost--equity securities:
    (less than)20% Below cost..............      3
                                               ---
    Total equity securities................      3
                                               ---
Total for securities in an unrealized loss
 position..................................    650
                                               ===
Investment grade...........................    608
Below investment grade/(3)/................     42
                                               ---
Total for securities in an unrealized loss
 position..................................    650
                                               ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

--------
/(1)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $0.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for less than 12 months included $0.1 million of unrealized losses on other-than-temporarily impaired securities.

   The following table presents the gross unrealized losses and fair values of our corporate securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, based on industry, as of December 31, 2016:

                                        Less than 12 months            12 months or more                   Total
                                   ------------------------------ ---------------------------- ------------------------------
                                              Gross      Number            Gross      Number              Gross      Number
                                    Fair    unrealized     of     Fair   unrealized     of      Fair    unrealized     of
(Dollar amounts in millions)        value     losses   securities value    losses   securities  value     losses   securities
----------------------------       -------- ---------- ---------- ------ ---------- ---------- -------- ---------- ----------
Description of Securities
U.S. corporate:
    Utilities..................... $  260.5   $(14.1)      54     $  7.2   $ (0.1)       3     $  267.7   $(14.2)      57
    Energy........................     52.0     (1.4)      14      103.1     (7.4)      18        155.1     (8.8)      32
    Finance and insurance.........    306.7     (8.5)      57       16.6     (2.4)       2        323.3    (10.9)      59
    Consumer--non-cyclical........    154.9     (6.8)      41         --       --       --        154.9     (6.8)      41
    Technology and
     communications...............     96.0     (4.8)      25       40.2     (3.8)      10        136.2     (8.6)      35
    Industrial....................     59.3     (3.0)      15       25.2     (1.8)       5         84.5     (4.8)      20
    Capital goods.................     77.0     (3.2)      22         --       --       --         77.0     (3.2)      22
    Consumer--cyclical............     83.6     (3.7)      19        8.2     (0.1)       3         91.8     (3.8)      22
    Transportation................    116.7     (7.6)      14        1.6     (0.1)       1        118.3     (7.7)      15
    Other.........................     15.3     (0.1)       1         --       --       --         15.3     (0.1)       1
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
    Subtotal, U.S. corporate
     securities...................  1,222.0    (53.2)     262      202.1    (15.7)      42      1,424.1    (68.9)     304
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
Non-U.S. corporate:
    Utilities.....................     50.9     (1.8)       7        6.9     (0.6)       1         57.8     (2.4)       8
    Energy........................     22.8     (0.5)       6       26.7     (3.6)       6         49.5     (4.1)      12
    Finance and insurance.........     80.0     (1.4)      21       10.6     (0.3)       5         90.6     (1.7)      26
    Consumer--non-cyclical........     65.3     (2.0)      10         --       --       --         65.3     (2.0)      10
    Technology and
     communications...............     33.4     (1.6)       9        4.9     (0.1)       1         38.3     (1.7)      10
    Industrial....................     33.8     (1.0)       6       26.5     (1.4)       7         60.3     (2.4)      13
    Capital goods.................     10.1     (0.1)       2       14.0     (1.0)       1         24.1     (1.1)       3
    Consumer--cyclical............     16.6     (0.6)       2         --       --       --         16.6     (0.6)       2
    Transportation................     36.8     (1.6)       6       13.0     (0.7)       2         49.8     (2.3)       8
    Other.........................     72.1     (1.5)      13       12.7     (2.1)       5         84.8     (3.6)      18
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
    Subtotal, non-U.S.
     corporate securities.........    421.8    (12.1)      82      115.3     (9.8)      28        537.1    (21.9)     110
                                   --------   ------      ---     ------   ------       --     --------   ------      ---
Total for corporate securities in
 an unrealized loss position...... $1,643.8   $(65.3)     344     $317.4   $(25.5)      70     $1,961.2   $(90.8)     414
                                   ========   ======      ===     ======   ======       ==     ========   ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2017 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost
       (Amounts in millions)                      or cost     Fair value
       ---------------------                   -------------- ----------
       Due one year or less...................   $   386.2    $   391.3
       Due after one year through five years..     1,608.2      1,673.5
       Due after five years through ten years.     2,365.5      2,483.1
       Due after ten years....................     5,019.9      5,761.8
                                                 ---------    ---------
              Subtotal........................     9,379.8     10,309.7
       Residential mortgage-backed............     1,116.4      1,192.9
       Commercial mortgage-backed.............       949.3        966.6
       Other asset-backed.....................       563.5        565.8
                                                 ---------    ---------
              Total...........................   $12,009.0    $13,035.0
                                                 =========    =========

   As of December 31, 2017, $2,942.1 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2017, securities issued by finance and insurance, utilities, consumer--non-cyclical and energy industry groups represented approximately 20.5%, 15.8%, 12.2% and 10.6%, respectively, of our domestic and foreign corporate fixed maturity securities portfolio. No other industry group comprised more than 10% of our investment portfolio.

   As of December 31, 2017, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2017 and 2016, $7.8 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of payments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2017                      2016
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Retail...............................................    $  637.5       35.8%      $  588.8       36.2%
Industrial...........................................       506.0       28.5          451.7       27.7
Office...............................................       414.5       23.3          380.5       23.4
Apartments...........................................       120.6        6.8          121.4        7.5
Mixed use............................................        54.4        3.1           58.8        3.6
Other................................................        45.2        2.5           25.7        1.6
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,778.2      100.0%       1,626.9      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.9)                     (0.7)
   Allowance for losses..............................        (2.7)                     (3.1)
                                                         --------                  --------
   Total.............................................    $1,774.6                  $1,623.1
                                                         ========                  ========

                                                                2017                      2016
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  478.7       26.9%      $  410.8       25.3%
Pacific..............................................       455.2       25.6          438.7       27.0
Middle Atlantic......................................       200.2       11.3          199.2       12.2
West North Central...................................       181.4       10.2          164.4       10.1
East North Central...................................       143.8        8.1          128.9        7.9
Mountain.............................................        98.2        5.5           96.3        5.9
East South Central...................................        87.5        4.9           75.4        4.6
West South Central...................................        76.2        4.3           61.2        3.8
New England..........................................        57.0        3.2           52.0        3.2
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,778.2      100.0%       1,626.9      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................        (0.9)                     (0.7)
   Allowance for losses..............................        (2.7)                     (3.1)
                                                         --------                  --------
   Total.............................................    $1,774.6                  $1,623.1
                                                         ========                  ========

   As of December 31, 2017 and 2016, our total mortgage holdings secured by real estate in California was $302.5 million and $280.8 million, respectively, which was 17.0% and 17.3%, respectively, of our total mortgage holdings.

   As of December 31, 2017 and 2016, all of our commercial mortgage loans were current.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   As of December 31, 2017 and 2016, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of December 31, 2017 and 2016.

   As of and for the years ended December 31, 2017 and 2016, we modified or extended four and three commercial mortgage loans, respectively, with a total carrying value of $15.3 million and $7.4 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(Amounts in millions)                                    2017      2016      2015
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $    3.1  $    4.2  $    5.9
   Charge-offs........................................       --      (0.5)     (2.5)
   Recoveries.........................................       --        --        --
   Provision..........................................     (0.4)     (0.6)      0.8
                                                       --------  --------  --------
   Ending balance..................................... $    2.7  $    3.1  $    4.2
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $    2.7  $    3.1  $    4.2
                                                       ========  ========  ========
Recorded investment:
   Ending balance..................................... $1,778.2  $1,626.9  $1,680.2
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $     --
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,778.2  $1,626.9  $1,680.2
                                                       ========  ========  ========

   As of December 31, 2017, 2016 and 2015, we did not have any commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                                   2017
                                        ----------------------------------------------------------
                                                                                 Greater
(Amounts in millions)                   0% - 50% 51% - 60% 61% - 75% 76% - 100% than 100%   Total
---------------------                   -------- --------- --------- ---------- --------- --------
Property type:
   Retail..............................  $292.7   $124.1    $220.7     $  --       $--    $  637.5
   Industrial..........................   244.4     90.2     169.3       2.1        --       506.0
   Office..............................   194.4     62.2     157.9        --        --       414.5
   Apartments..........................    78.1     26.8      10.8       4.9        --       120.6
   Mixed use...........................    27.8     19.7       6.9        --        --        54.4
   Other...............................    24.4     15.7       5.1        --        --        45.2
                                         ------   ------    ------     -----       ---    --------
   Total recorded investment...........  $861.8   $338.7    $570.7     $ 7.0       $--    $1,778.2
                                         ======   ======    ======     =====       ===    ========
% of total.............................    48.5%    19.0%     32.1%      0.4%       --%      100.0%
                                         ======   ======    ======     =====       ===    ========
Weighted-average debt service coverage
  ratio................................    3.26     1.77      1.63      1.09        --        2.45
                                         ======   ======    ======     =====       ===    ========

                                                                   2016
                                        ----------------------------------------------------------
                                                                                 Greater
(Amounts in millions)                   0% - 50% 51% - 60% 61% - 75% 76% - 100% than 100%   Total
---------------------                   -------- --------- --------- ---------- --------- --------
Property type:
   Retail..............................  $189.6   $151.6    $247.6     $  --       $--    $  588.8
   Industrial..........................   189.1    133.9     126.5       2.2        --       451.7
   Office..............................   102.4     50.4     226.4       1.3        --       380.5
   Apartments..........................    43.7     25.7      47.1       4.9        --       121.4
   Mixed use...........................    24.9     18.8      15.1        --        --        58.8
   Other...............................     8.6       --      17.1        --        --        25.7
                                         ------   ------    ------     -----       ---    --------
   Total recorded investment...........  $558.3   $380.4    $679.8     $ 8.4       $--    $1,626.9
                                         ======   ======    ======     =====       ===    ========
% of total.............................    34.3%    23.4%     41.8%      0.5%       --%      100.0%
                                         ======   ======    ======     =====       ===    ========
Weighted-average debt service coverage
  ratio................................    2.40     1.74      1.63      1.08        --        1.92
                                         ======   ======    ======     =====       ===    ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                 2017
                                ---------------------------------------------------------------------
                                                                                    Greater
(Amounts in millions)           Less than 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 than 2.00   Total
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $ 7.9        $ 60.2      $109.6      $222.0     $237.8   $  637.5
   Industrial..................       3.6          17.6        69.6       205.5      209.7      506.0
   Office......................      16.7           9.7        50.5        94.1      243.5      414.5
   Apartments..................        --           7.7        24.3        31.2       57.4      120.6
   Mixed use...................       0.4           1.1          --        27.1       25.8       54.4
   Other.......................        --          12.0          --        13.7       19.5       45.2
                                    -----        ------      ------      ------     ------   --------
   Total recorded investment...     $28.6        $108.3      $254.0      $593.6     $793.7   $1,778.2
                                    =====        ======      ======      ======     ======   ========
% of total.....................       1.6%          6.1%       14.3%       33.4%      44.6%     100.0%
                                    =====        ======      ======      ======     ======   ========
Weighted-average loan-to-value.      52.7%         57.6%       59.2%       56.9%      37.0%      48.3%
                                    =====        ======      ======      ======     ======   ========

                                                                 2016
                                ---------------------------------------------------------------------
                                                                                    Greater
(Amounts in millions)           Less than 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 than 2.00   Total
---------------------           -------------- ----------- ----------- ----------- --------- --------
Property type:
   Retail......................     $ 4.8        $ 56.7      $120.7      $239.4     $167.2   $  588.8
   Industrial..................       3.8          63.1        66.9       166.4      151.5      451.7
   Office......................      22.7          19.9         8.5       219.9      109.5      380.5
   Apartments..................      13.1          12.8         7.4        54.3       33.8      121.4
   Mixed use...................       0.6           3.5         3.2        23.3       28.2       58.8
   Other.......................        --          12.4         5.3         4.6        3.4       25.7
                                    -----        ------      ------      ------     ------   --------
   Total recorded investment...     $45.0        $168.4      $212.0      $707.9     $493.6   $1,626.9
                                    =====        ======      ======      ======     ======   ========
% of total.....................       2.8%         10.4%       13.0%       43.5%      30.3%     100.0%
                                    =====        ======      ======      ======     ======   ========
Weighted-average loan-to-value.      58.8%         59.4%       58.1%       58.8%      44.1%      54.3%
                                    =====        ======      ======      ======     ======   ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   As of December 31, 2017 and 2016, we did not have any floating rate commercial mortgage loans.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2017                      2016
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.     $722.0        80.4%      $  672.4       58.6%
Derivatives.............................       83.8         9.3           72.7        6.3
Securities lending collateral...........       43.5         4.8           89.0        7.8
Limited partnerships....................       29.1         3.2           41.1        3.6
Short-term investments..................       15.9         1.8            8.5        0.7
Real estate owned.......................        3.3         0.4            3.3        0.3
Trading securities......................         --          --          259.1       22.6
Other investments.......................        0.5         0.1            0.5        0.1
                                             ------       -----       --------      -----
   Total other invested assets..........     $898.1       100.0%      $1,146.6      100.0%
                                             ======       =====       ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures.

   The following table sets forth our positions in derivative instruments as of December 31:

                                                      Derivative assets             Derivative liabilities
                                               ------------------------------- --------------------------------
                                                    Balance        Fair value      Balance         Fair value
                                                     sheet         -----------      sheet         -------------
(Amounts in millions)                            classification    2017  2016   classification     2017   2016
---------------------                          --------------      ----- ----- --------------     ------ ------
Derivatives not designated as hedges
                                                 Other invested                       Other
Interest rate swaps...........................       assets        $  -- $ 0.2     liabilities    $   -- $   --
                                                 Other invested                       Other
Equity index options..........................       assets         79.5  72.0     liabilities        --     --
                                                 Other invested                       Other
Financial futures.............................       assets           --    --     liabilities        --     --
                                                 Other invested                       Other
Equity return swaps...........................       assets           --    --     liabilities       2.0    1.1
                                                 Other invested                       Other
Limited guarantee.............................       assets          4.3   0.5     liabilities        --     --
                                                                                  Policyholder
                                                   Reinsurance                       account
GMWB embedded derivatives.....................  recoverable/(1)/    11.1  13.3    balances/(2)/    215.6  261.0
                                                                                  Policyholder
                                                                                     account
Fixed index annuity embedded derivatives......    Other assets        --    --    balances/(3)/    416.4  341.0
                                                                                  Policyholder
                                                                                     account
Indexed universal life embedded derivatives...    Other assets        --    --    balances/(4)/     14.1   11.5
                                                                   ----- -----                    ------ ------
   Total derivatives not designated as hedges.                      94.9  86.0                     648.1  614.6
                                                                   ----- -----                    ------ ------
   Total derivatives..........................                     $94.9 $86.0                    $648.1 $614.6
                                                                   ===== =====                    ====== ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(3)/Represents the embedded derivatives associated with our fixed index annuity liabilities.
/(4)/Represents the embedded derivatives associated with our indexed universal life liabilities.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts received or provided under these agreements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB, fixed index annuity and indexed universal life embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                              Maturities/  December 31,
(Notional in millions)                Measurement December 31, 2016 Additions terminations     2017
----------------------                ----------- ----------------- --------- ------------ ------------
Derivatives not designated as hedges
Interest rate swaps..................  Notional       $    4.9      $     --   $      --     $    4.9
Credit default swaps.................  Notional           10.0            --          --         10.0
Equity index options.................  Notional        2,395.5       2,982.4    (2,957.8)     2,420.1
Financial futures....................  Notional        1,188.7       1,155.2    (1,239.0)     1,104.9
Equity return swaps..................  Notional          150.0         254.6      (329.6)        75.0
Limited guarantee....................  Notional          250.0            --          --        250.0
Reinsurance embedded derivative......  Notional          301.5            --      (301.5)          --
                                                      --------      --------   ---------     --------
   Total derivatives.................                 $4,300.6      $4,392.2   $(4,827.9)    $3,864.9
                                                      ========      ========   =========     ========

                                                                              Maturities/  December 31,
(Number of policies)                  Measurement December 31, 2016 Additions terminations     2017
--------------------                  ----------- ----------------- --------- ------------ ------------
Derivatives not designated as hedges
GMWB embedded derivatives............  Policies        28,908          --        (2,378)      26,530
Fixed index annuity embedded
  derivatives........................  Policies        17,299          --          (454)      16,845
Indexed universal life embedded
  derivatives........................  Policies         1,074           1           (90)         985

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (v) other instruments to hedge the cash flows of various forecasted transactions.

   There were no pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2017, 2016 and 2015.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                                         2017   2016   2015
---------------------                                                                        -----  -----  -----
Derivatives qualifying as effective accounting hedges as of January 1....................... $72.5  $68.3  $63.6
Current period increases (decreases) in fair value, net of deferred taxes of $(2.9), $(3.2)
  and $(2.9)................................................................................   6.8    6.0    5.3
Reclassification to net income (loss), net of deferred taxes of $0.9, $0.9 and $0.3.........  (1.4)  (1.8)  (0.6)
                                                                                             -----  -----  -----
Derivatives qualifying as effective accounting hedges as of December 31..................... $77.9  $72.5  $68.3
                                                                                             =====  =====  =====

   Derivatives qualifying as effective accounting hedges totaled $77.9 million, $72.5 million and $68.3 million, net of taxes, for the years ended December 31, 2017, 2016 and 2015, respectively, related to our investment in GLICNY. The $77.9 million, net of taxes, recorded in stockholder's equity as of December 31, 2017 is expected to be reclassified to future net income (loss) through our equity in net income of unconsolidated subsidiary and we do not expect any amounts to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments, in the next 12 months. No amounts were reclassified to net income (loss) during the years ended December 31, 2017, 2016 and 2015 in connection with forecasted transactions that were no longer considered probable of occurring.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives. We also offer fixed index annuity and indexed universal life products and have reinsurance agreements with certain features that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                        Classification of gain (loss) recognized
(Amounts in millions)                           2017     2016    2015            in net income (loss)
---------------------                          ------  -------  ------  ----------------------------------------
Interest rate swaps........................... $   --  $  15.1  $  0.6       Net investment gains (losses)
Equity index options..........................   57.4     11.8   (23.6)      Net investment gains (losses)
Financial futures.............................  (34.8)  (101.6)  (31.5)      Net investment gains (losses)
Equity return swaps...........................  (21.8)    (3.7)    0.1       Net investment gains (losses)
Limited guarantee.............................    3.8     (3.3)   (1.4)      Net investment gains (losses)
Reinsurance embedded derivative...............  (11.5)    42.3    (1.3)      Net investment gains (losses)
GMWB embedded derivatives.....................   67.6     68.5   (21.6)      Net investment gains (losses)
Fixed index annuity embedded derivatives......  (83.7)   (22.0)   (7.1)      Net investment gains (losses)
Indexed universal life embedded derivatives...    7.5      9.7     6.5       Net investment gains (losses)
                                               ------  -------  ------
   Total derivatives not designated as hedges. $(15.5) $  16.8  $(79.3)
                                               ======  =======  ======

   Derivative Counterparty Credit Risk

   Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds.

   The following table presents additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of December 31:

                                                                 2017                                     2016
                                                --------------------------------------   --------------------------------------
                                                Derivatives   Derivatives        Net     Derivatives   Derivatives        Net
(Amounts in millions)                           assets/(1)/ liabilities/(1)/ derivatives assets/(1)/ liabilities/(1)/ derivatives
---------------------                           ----------- ---------------  ----------- ----------- ---------------  -----------
Amounts presented in the balance sheet:
   Gross amounts recognized....................   $ 79.5        $  2.0         $ 77.5      $ 72.2        $  1.1         $ 71.1
   Gross amounts offset in the balance sheet...       --            --             --          --            --             --
                                                  ------        ------         ------      ------        ------         ------
   Net amounts presented in the balance
     sheet.....................................     79.5           2.0           77.5        72.2           1.1           71.1
Gross amounts not offset in the balance sheet:
   Financial instruments/(2)/..................     (2.0)         (2.0)            --        (1.1)         (1.1)            --
   Collateral received.........................    (29.0)           --          (29.0)      (21.6)           --          (21.6)
   Collateral pledged..........................       --         (20.0)          20.0          --         (45.8)          45.8
Over collateralization.........................       --          20.0          (20.0)         --          45.8          (45.8)
                                                  ------        ------         ------      ------        ------         ------
Net amount.....................................   $ 48.5        $   --         $ 48.5      $ 49.5        $   --         $ 49.5
                                                  ======        ======         ======      ======        ======         ======

--------
/(1)/Does not include amounts related to embedded derivatives as of
     December 31, 2017 and 2016.
/(2)/Amounts represent derivative assets and/or liabilities that are presented gross within the balance sheet but are held with the same counterparty where we have a master netting arrangement. This adjustment results in presenting the net asset and net liability position for each counterparty.

   Almost all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2017 and 2016, we could have been allowed to claim $48.5 million and $49.5 million, respectively. The chart above excludes embedded derivatives and limited guarantee as those derivatives are not subject to master netting arrangements.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2017                        2016
                                               --------------------------- ---------------------------
                                               Notional                    Notional
(Amounts in millions)                           value   Assets Liabilities  value   Assets Liabilities
---------------------                          -------- ------ ----------- -------- ------ -----------
Investment grade
   Matures in less than one year..............  $10.0    $--       $--      $  --    $--       $--
   Matures after one year through five years..     --     --        --       10.0     --        --
                                                -----    ---       ---      -----    ---       ---
   Total credit default swaps on single name
     reference entities.......................  $10.0    $--       $--      $10.0    $--       $--
                                                =====    ===       ===      =====    ===       ===

(5) Deferred Acquisition Costs

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(Amounts in millions)                                                2017      2016      2015
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,102.8  $2,345.5  $2,842.3
   Costs deferred.................................................      9.0      58.8     142.6
   Amortization, net of interest accretion........................   (185.0)   (301.5)   (185.3)
   Impairment.....................................................       --        --    (454.1)
   Reinsurance transactions/(1)/..................................     31.7        --        --
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  1,958.5   2,102.8   2,345.5
   Accumulated effect of net unrealized investment (gains) losses.   (324.6)   (146.7)   (105.8)
                                                                   --------  --------  --------
Balance as of December 31......................................... $1,633.9  $1,956.1  $2,239.7
                                                                   ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. In 2016, we performed loss recognition testing and determined that we had premium deficiencies in our fixed immediate annuity products. As of June 30, 2016, we wrote off the entire DAC balance for our fixed immediate annuity products of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

$5.7 million through amortization. In addition, as a result of our fixed immediate annuity loss recognition testing as of December 31, 2017 and 2016, we increased our future policy benefit reserves and recognized expenses of $2.0 million and $9.0 million, respectively. The premium deficiency test results were primarily driven by the low interest rate environment and updated assumptions to future policy charges. As of December 31, 2017 and 2016, we believe all of our other businesses had sufficient future income and therefore the related DAC was recoverable.

   In 2017 and 2016, as part of our annual review and update of assumptions, we increased DAC amortization for our universal and term universal life products by $37.5 million and $82.1 million, respectively, reflecting updated assumptions primarily for emerging mortality experience and prolonged lower interest rates. In 2015, as part of our annual review of assumptions, we increased DAC amortization by $84.7 million in our universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements as well as corrections related to reinsurance inputs. See note 7 for additional information regarding amortization of DAC related to reinsurance transactions with related parties.

   In 2015, we entered into a Master Agreement (the "Master Agreement") with Protective Life Insurance Company ("Protective Life"). Pursuant to the Master Agreement, GLAIC and Protective Life agreed to enter into a reinsurance agreement (the "Reinsurance Agreement"), under the terms of which Protective Life will coinsure certain term life insurance business from us, net of third-party reinsurance. The Reinsurance Agreement was effective in January 2016. We initially ceded premiums of $325.7 million and reserves of $330.5 million of certain term life insurance products under this agreement. In connection with entering into the Master Agreement in 2015, we recorded a DAC impairment of $454.1 million as a result of loss recognition testing of certain term life insurance policies as part of this life block transaction.

   As of December 31, 2015, all of our other businesses had sufficient future income and therefore the related DAC was recoverable.

(6) Intangible Assets

   The following table presents our intangible assets as of December 31:

                                                        2017                     2016
                                               ----------------------   ----------------------
                                                 Gross                    Gross
                                                carrying   Accumulated   carrying   Accumulated
(Amounts in millions)                          amount/(1)/ amortization amount/(1)/ amortization
---------------------                          ----------  ------------ ----------  ------------
PVFP..........................................   $594.2      $(511.2)     $625.6      $(479.8)
Capitalized software..........................    129.7       (118.3)      127.3       (112.1)
Deferred sales inducements to contractholders.     64.7        (43.5)       66.5        (40.5)
Other.........................................      3.8         (3.8)        3.8         (3.8)
                                                 ------      -------      ------      -------
   Total......................................   $792.4      $(676.8)     $823.2      $(636.2)
                                                 ======      =======      ======      =======

--------
/(1)/Gross carrying amount includes the accumulated effect of net unrealized investment gains (losses).

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2017, 2016 and 2015 was $37.6 million, $(2.7) million and $30.7 million, respectively. Amortization expense related to deferred sales inducements of $3.0 million, $4.9 million and $4.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(Amounts in millions)                                               2017    2016    2015
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $211.3  $198.6  $218.3
   Amortization...................................................  (41.8)    2.0   (32.5)
   Interest accreted at 5.32%, 5.22% and 6.14%....................   10.4    10.7    12.8
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  179.9   211.3   198.6
   Accumulated effect of net unrealized investment (gains) losses.  (96.9)  (65.5)  (60.5)
                                                                   ------  ------  ------
Balance as of December 31......................................... $ 83.0  $145.8  $138.1
                                                                   ======  ======  ======

   We regularly review our assumptions and periodically test PVFP for recoverability in a manner similar to our treatment of DAC. As of December 31, 2017, we believe all of our businesses have sufficient future income and therefore the related PVFP is recoverable.

   The percentage of the December 31, 2017 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2018. 6.5%
                                   2019. 8.0%
                                   2020. 7.3%
                                   2021. 6.6%
                                   2022. 6.1%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer.

   As of December 31, 2017, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   In April 2017, we assumed risk on a coinsurance basis for certain blocks of term life insurance, universal life insurance and single premium whole life insurance from GLIC, our parent. As part of these transactions, we received cash and investments of $250.6 million, DAC of $31.7 million and recorded higher reserves of $190.6, which resulted in an after-tax gain of $57.2 million. This affiliated reinsurance gain was recorded in additional paid-in capital as a deemed capital contribution in 2017.

   We also have term and universal life insurance policies and single premium deferred annuities assumed from GLIC. As of December 31, 2017 and 2016, we had reserves of $1,367.1 million and $1,258.9 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2017 and 2016, we had reinsurance recoverables of $198.9 million and $232.6 million, respectively, associated with these products in connection with this reinsurance agreement with GLIC.

   In February 2016, as part of restructuring Genworth's U.S. life insurance business, Genworth announced an initiative to repatriate existing reinsured business from Brookfield Life and Annuity Insurance Company Ltd ("BLAIC"), its primary Bermuda domiciled captive reinsurance subsidiary, to its U.S. life insurance subsidiaries in 2016. After receiving regulatory approval, on October 1, 2016, the repatriation was completed through the merger of BLAIC with and into GLIC, our parent, with GLIC being the surviving company. As a result of this repatriation, we recaptured all of our term and universal life insurance policies previously ceded to BLAIC, an affiliate, which primarily increased policy fees and other income $318.1 million with a proportionate increase in benefits and other changes in reserves. In addition, subsequent to the recapture, an embedded derivative associated with our universal life insurance products was terminated which resulted in a gain of $42.6 million that was recorded in net investment gains (losses).

   In 2016, we also recaptured certain universal life insurance policies previously ceded to GLIC and certain linked-benefit products were recaptured by GLIC that we had previously assumed. As a result of these reinsurance transactions, we initially recorded higher policy fees and other income of approximately $403.0 million, higher acquisition and operating expenses of approximately $298.0 million and we wrote off deferred acquisition costs of approximately $50.8 million. These reinsurance recaptures resulted in an after-tax gain of approximately $45.7 million. Additionally, in satisfaction of the $298.0 million net recapture settlement, we transferred fixed maturity securities with a book value of $276.2 million to GLIC, resulting in an after-tax gain of $14.2 million. These affiliated non-cash recapture gains were recorded in additional paid-in capital as deemed capital contributions in 2016. See note 12, supplemental cash flow information, for other non-cash transactions.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves assumed from these external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $814.4 million and $18.4 million, respectively, as of December 31, 2017 and $775.7 million and $18.2 million, respectively, as of December 31, 2016 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2017 and 2016, we had $1,768.9 million and $1,739.4 million, respectively, in retained assets that

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2017 and 2016, we had a reinsurance recoverable of $5,828.3 million and $6,001.1 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric Company ("GE"), previously agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC. In connection with its announced realignment and reorganization of the business of General Electric Capital Corporation in December 2015, General Electric Capital Corporation merged with and into GE. As a result, GE is the successor obligor under the Capital Maintenance Agreement.

   The following table sets forth net life insurance in-force as of December 31:

 (Amounts in millions)                      2017         2016         2015
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 475,061.0  $ 502,208.9  $ 524,686.6
 Amounts assumed from other companies..   132,285.7    135,988.1    139,439.1
 Amounts ceded to other companies/(1)/.  (555,841.4)  (554,261.6)  (478,002.5)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $  51,505.3  $  83,935.4  $ 186,123.2
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...       256.8%       162.0%        74.9%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              Written                       Earned
                                     -------------------------  -----------------------------
(Amounts in millions)                  2017     2016     2015     2017       2016       2015
---------------------                -------  -------  -------  -------  -------      -------
Direct.............................. $ 795.9  $ 837.7  $ 882.9  $ 796.6  $ 838.6      $ 884.2
Assumed.............................   169.1    156.5    156.7    169.2    156.6        156.7
Ceded...............................  (655.1)  (980.9)  (499.1)  (655.8)  (981.6)      (500.0)
                                     -------  -------  -------  -------  -------      -------
Net premiums........................ $ 309.9  $  13.3  $ 540.5  $ 310.0  $  13.6      $ 540.9
                                     =======  =======  =======  =======  =======      =======
Percentage of amount assumed to net.                               54.6%      NM/(1)/    29.0%
                                                                =======  =======      =======

--------
/(1)/We define "NM" as not meaningful for percentages greater than 200%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   See note 5 for a discussion on the impact of reinsurance treaty with Protective Life on ceded premiums for the year ended December 31, 2016.

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,235.0 million, $996.2 million and $1,106.6 million during 2017, 2016 and 2015, respectively.

(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 Mortality/
                                                 morbidity  Interest rate
(Amounts in millions)                            assumption  assumption     2017     2016
---------------------                            ---------- ------------- -------- --------
Structured settlements with life contingencies..    /(1)/   1.00% - 8.00% $4,775.9 $4,859.7
Traditional life insurance contracts............    /(2)/   3.00% - 7.50%  2,347.5  2,455.8
Annuity contracts with life contingencies.......    /(1)/   1.00% - 8.00%  1,302.7  1,361.7
Accident and health insurance contracts.........    /(3)/   3.50% - 6.00%    126.2    114.0
Supplementary contracts with life contingencies.    /(1)/   1.00% - 8.00%     74.3     67.9
                                                                          -------- --------
   Total future policy benefits.................                          $8,626.6 $8,859.1
                                                                          ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, the 1983 Group Annuitant Mortality Table, the 1983 Individual Annuitant Mortality Table, the Annuity 2000 Mortality Table or the 2012 Individual Annuity Reserving Table.
/(2)/Principally modifications based on company experience of the Society of Actuaries 1965-70 or 1975-80 Select and Ultimate Tables, the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, or the 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or the 2000
     U.S. Annuity Table, the 1983 Group Annuitant Mortality Table or the 2008 Valuation Basic Table.

   We regularly review our assumptions and perform loss recognition testing at least annually. In 2017 and 2016, we performed loss recognition testing and determined that we had premium deficiencies in our fixed immediate annuity products. As of June 30, 2016, we wrote off the entire DAC balance for our fixed immediate annuity products of $5.7 million through amortization. In addition, as a result of our fixed immediate annuity loss recognition testing as of December 31, 2017 and 2016, we increased our future policy benefit reserves and recognized expenses of $2.0 million and $9.0 million, respectively. The premium deficiency test results were primarily driven by the low interest rate environment and updated assumptions to future policy charges. The 2015 test did not result in a charge. The liability for future policy benefits for our acquired block of accident and health insurance contracts represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant and result in further increases in the related future policy benefit reserves for these products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

   (Amounts in millions)                                    2017      2016
   ---------------------                                  --------- ---------
   Annuity contracts..................................... $ 4,195.4 $ 4,419.6
   Structured settlements without life contingencies.....     768.5     835.9
   FABNs.................................................       5.0       5.3
   Supplementary contracts without life contingencies....     443.4     465.2
   Variable universal life insurance contracts...........      15.3      15.9
                                                          --------- ---------
      Total investment contracts.........................   5,427.6   5,741.9
   Universal and term universal life insurance contracts.   6,630.1   6,211.4
                                                          --------- ---------
      Total policyholder account balances................ $12,057.7 $11,953.3
                                                          ========= =========

   In 2017, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $30.8 million for our universal and term universal life insurance products driven mostly by emerging mortality experience and from prolonged low interest rates. In 2016, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $202.2 million for our universal and term universal life insurance products, reflecting updated assumptions primarily for mortality experience in older age populations. In 2015, as part of our annual review of assumptions, we increased our liability for policyholder account balances by $121.6 million for our universal and term universal life insurance products, reflecting updated assumptions for persistency, long-term interest rates, mortality and other refinements.

   We are a member of the FHLB and held $16.1 million and $15.0 million of common stock related to our memberships as of December 31, 2017 and 2016, respectively, which was included in equity securities. In 2017, our universal life business entered into a new FHLB agreement for $25.0 million, which was included in universal and term universal life insurance contracts in the table above. As of December 31, 2017, we have an outstanding funding agreement with FHLB and also a letter of credit which has not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The letter of credit of $28.2 million related to the FHLB is for the benefit of certain of our wholly-owned subsidiaries that have issued non-recourse funding obligations to collateralize the obligation to make future payments on their behalf under certain tax sharing agreements. This funding agreement and the letter of credit were collateralized by fixed maturity securities with a fair value of $72.4 million as of December 31, 2017.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Certain Non-traditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(Dollar amounts in millions)                                                  2017     2016
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,169.3 $2,168.6
   Net amount at risk...................................................... $    2.2 $    3.4
   Average attained age of contractholders.................................       74       73
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $2,202.0 $2,297.8
   Net amount at risk...................................................... $  114.2 $  154.1
   Average attained age of contractholders.................................       75       74
Account values with living benefit guarantees:
   GMWBs................................................................... $2,311.0 $2,405.5
   Guaranteed annuitization benefits....................................... $1,168.1 $1,145.5

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2017 and 2016, our total liability associated with variable annuity contracts with minimum guarantees was approximately $5,008.4 million and $5,135.6 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $92.7 million and $89.0 million as of December 31, 2017 and 2016, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2017 and 2016, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $584.7 million and $663.4 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (Amounts in millions)    2017     2016
                    ---------------------  -------- --------
                     Balanced funds....... $2,743.4 $2,780.4
                     Equity funds.........  1,116.1  1,116.6
                     Bond funds...........    435.7    478.2
                     Money market funds...     75.0     80.1
                                           -------- --------
                        Total............. $4,370.2 $4,455.3
                                           ======== ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(9) Liability for Policy and Contract Claims

   The following table sets forth our recorded liability for policy and contract claims by business as of December 31:

        (Amounts in millions)                               2017   2016
        ---------------------                              ------ ------
        Life insurance.................................... $236.7 $205.4
        Fixed annuities...................................   12.7    8.4
        Accident and health insurance contracts...........   42.5   46.6
        Runoff............................................    6.4    7.2
                                                           ------ ------
           Total liability for policy and contract claims. $298.3 $267.6
                                                           ====== ======

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                     2017     2016     2015
       ---------------------                   -------  -------  -------
       Beginning balance as of January 1...... $ 267.6  $ 254.6  $ 245.8
       Less reinsurance recoverables..........  (155.1)  (127.3)  (112.4)
                                               -------  -------  -------
          Net balance as of January 1.........   112.5    127.3    133.4
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   757.5    703.6    810.8
          Prior years.........................    13.2     16.9      8.4
                                               -------  -------  -------
              Total incurred..................   770.7    720.5    819.2
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (671.8)  (663.0)  (736.8)
          Prior years.........................   (86.7)   (72.3)   (88.5)
                                               -------  -------  -------
              Total paid......................  (758.5)  (735.3)  (825.3)
                                               -------  -------  -------
          Net balance as of December 31.......   124.7    112.5    127.3
       Add reinsurance recoverables...........   173.6    155.1    127.3
                                               -------  -------  -------
       Ending balance as of December 31....... $ 298.3  $ 267.6  $ 254.6
                                               =======  =======  =======

   The liability for policy and contract claims represents our current best estimate; however, there may be future adjustments to this estimate and related assumptions. Such adjustments, reflecting any variety of new and adverse trends, could possibly be significant, and result in increases in reserves by an amount that could be material to our results of operations and financial condition and liquidity.

2017

   In 2017, the incurred amount of $13.2 million related to insured events of prior years increased predominantly related to our life insurance business from unfavorable mortality in 2017.

2016

   In 2016, the incurred amount of $16.9 million related to insured events of prior years increased predominantly related to our life insurance business from higher claim severity in 2016.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


2015

   In 2015, the incurred amount of $8.4 million related to insured events of prior years increased predominantly related to our life insurance business from higher claim severity and as a result of refinements to our estimated claim reserves in 2015. Additionally, we strengthened prior year reserves as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

(10) Non-Recourse Funding Obligations

   As of December 31, 2017 and 2016, Rivermont Life Insurance Company I ("Rivermont I"), our wholly-owned, special purpose consolidated captive insurance subsidiary, had an outstanding floating rate subordinated note of $310.6 million and $310.4 million, net of $4.4 million and $4.6 million, respectively, of deferred borrowing charges, due in 2050 with accrual of interest based on one-month London Interbank Offered rate ("LIBOR") that resets every 28 days plus a fixed margin. This surplus note has been deposited into a trust that has issued money market securities. Both principal and interest payments on the money market securities are guaranteed by a third-party insurance company. The holders of the money market securities cannot require repayment from us or Rivermont I, the direct issuer of the note. Genworth Holdings provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), Genworth Holdings may be required to provide additional funds to Rivermont I. We have agreed to indemnify Rivermont I and the third-party insurer for certain limited costs related to the issuance of these obligations, which is accounted for as a derivative. As of December 31, 2017 and 2016, the fair value of this derivative was $4.3 million and $0.5 million, respectively.

   Any payment of principal, including by redemption, or interest on the note may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the note have no rights to accelerate payment of principal of the note under any circumstances, including without limitation, for nonpayment or breach of any covenant. Rivermont I, the direct issuer of the note, reserves the right to repay the note that it has issued at any time, subject to prior regulatory approval.

   During 2016, in connection with a life block transaction, River Lake I redeemed $1,004.6 million of its outstanding floating rate subordinated notes due in 2033 and River Lake II redeemed $794.8 million of its outstanding floating rate subordinated notes due in 2035 for a pre-tax loss of approximately $9.0 million from the write-off of deferred borrowing costs.

   During 2015, River Lake I repaid $30.6 million of its total outstanding floating rate subordinated notes due in 2033 and River Lake II repaid $36.8 million of its total outstanding floating rate subordinated notes due in 2035.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2017 and 2016 were 3.5% and 2.8%, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(11) Income Taxes

   The total benefit for income taxes was as follows for the years ended December 31:

         (Amounts in millions)                2017     2016     2015
         ---------------------              -------  -------  -------
         Current federal income taxes...... $  46.9  $ 121.9  $ (23.9)
         Deferred federal income taxes.....  (432.0)  (157.2)  (184.2)
                                            -------  -------  -------
            Total federal income taxes.....  (385.1)   (35.3)  (208.1)
                                            -------  -------  -------
         Current state income taxes........     1.3     (0.1)    (1.2)
         Deferred state income taxes.......     1.5      0.8     (1.9)
                                            -------  -------  -------
            Total state income taxes.......     2.8      0.7     (3.1)
                                            -------  -------  -------
            Total benefit for income taxes. $(382.3) $ (34.6) $(211.2)
                                            =======  =======  =======

   As of December 31, 2017, the current federal income tax payable was $14.4 million and was included in other liabilities in the consolidated balance sheet. As of December 31, 2016, the current federal income tax receivable was $15.8 million and was included in other assets in the consolidated balance sheet. As of December 31, 2017 and 2016, the current state income tax payable was $1.3 million and $0.1 million, respectively, and was included in other liabilities in the consolidated balance sheets.

   In 2016, we recorded $36.1 million in retained earnings as a deemed dividend related to a reimbursement of amounts primarily related to liabilities for tax contingency reserves previously assumed and paid by Genworth North America Corporation ("GNA"), our indirect parent, under our Tax Assumption Agreement. In 2017 and 2015, there were no adjustments to liabilities related to tax contingency reserves.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(Amounts in millions)                                            2017            2016           2015
---------------------                                       --------------  -------------  -------------
Pre-tax loss before equity in net income of unconsolidated
  subsidiary............................................... $ (91.4)        $(113.2)       $(577.4)
                                                            =======         =======        =======
Statutory U.S. federal income tax rate..................... $ (32.0)  35.0% $ (39.6) 35.0% $(202.1) 35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect......     1.8   (2.0)     0.5  (0.4)    (2.0)  0.3
   Write-off of deferred taxes.............................      --     --      9.0  (8.0)     1.2  (0.2)
   Benefit on tax favored investments, net of uncertain
     tax positions.........................................     2.1   (2.3)    (7.6)  6.7    (10.8)  1.9
   Valuation allowance.....................................    (2.9)   3.2      2.9  (2.6)    (1.2)  0.2
   TCJA, impact from change in tax rate....................  (349.7) 382.6       --    --       --    --
   Other, net..............................................    (1.6)   1.8      0.2  (0.2)     3.7  (0.6)
                                                            -------  -----  -------  ----  -------  ----
Effective rate............................................. $(382.3) 418.3% $ (34.6) 30.6% $(211.2) 36.6%
                                                            =======  =====  =======  ====  =======  ====

   On December 22, 2017, the TCJA was signed into law. The enactment of the new law signified the first major overhaul of the U.S. federal income tax system in more than 30 years. The most significant provision to our financial statements is the corporate rate reduction from 35% to 21%. Included in our 2017 benefit for income taxes is $349.7 million of tax benefits associated with revaluing our deferred tax assets and liabilities to the new rate on the date of enactment.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   For the year ended December 31, 2017, the increase in the effective tax rate was primarily related to changes in U.S. tax legislation under the TCJA, mostly from the reduction in corporate tax rates as described above.

   For the year ended December 31, 2016, the decrease in the effective tax rate was primarily attributable to the write-off of unsupported tax balances and a valuation allowance on foreign tax credits that we did not expect to realize. This decrease was partially offset by the effect of tax favored investment benefits on a lower pre-tax loss in 2016 compared to 2015.

   The components of the net deferred income tax liability were as follows as of December 31:

       (Amounts in millions)                              2017    2016
       ---------------------                             ------  ------
       Assets:
          Accrued expenses..............................   24.2    11.5
          Net operating loss carryforwards..............    7.4    12.3
          Foreign tax credit carryforwards..............    1.6     2.1
          State income taxes............................    6.2     7.8
                                                         ------  ------
              Gross deferred income tax assets..........   39.4    33.7
              Valuation allowance.......................   (7.4)  (15.2)
                                                         ------  ------
              Total deferred income tax assets..........   32.0    18.5
                                                         ------  ------
       Liabilities:
          Investments................................... $  1.1  $  8.8
          Insurance reserves transition adjustment......   93.1      --
          Insurance reserves............................   47.0   203.7
          Net unrealized gains on investment securities.   70.1    89.6
          PVFP..........................................   42.8    82.9
          DAC...........................................  282.4   526.0
          Other.........................................   22.2    10.3
                                                         ------  ------
              Total deferred income tax liabilities.....  558.7   921.3
                                                         ------  ------
              Net deferred income tax liability......... $526.7  $902.8
                                                         ======  ======

   The above valuation allowance of $7.4 million and $15.2 million as of December 31, 2017 and 2016, respectively, related to a specific federal separate tax return net operating loss. As of December 31, 2016, the valuation allowance also included the impact of foreign tax credits that we did not expect to realize. The decrease in the valuation allowance in 2017 was primarily related to judgments regarding the future realization of certain foreign tax credits, for which a valuation allowance was established in 2016 and the effect of revaluing deferred tax assets and liabilities to the newly enacted 21% tax rate. In light of our latest financial projections, which include the impact of changes in U.S. tax law under the TCJA, we believe that it is more likely than not that the benefits of these foreign tax credits will be realized and have released this portion of the valuation allowance.

   Based on our analysis, we believe it is more likely than not that the results of future operations and reversal of taxable temporary differences will generate sufficient taxable income to enable us to realize the deferred tax assets for which we have not established valuation allowances.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Net operating loss carryforwards amounted to $35.2 million as of December 31, 2017, and if unused, will expire beginning in 2021. Foreign tax credit carryforwards amounted to $1.6 million as of December 31, 2017, and if unused will begin to expire in 2022.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

       (Amounts in millions)                          2017   2016   2015
       ---------------------                         -----  -----  -----
       Balance as of January 1...................... $ 5.4  $ 7.1  $ 9.6
       Tax positions related to the current period:
          Gross additions...........................   1.6     --    0.8
          Gross reductions..........................  (1.6)  (1.7)  (1.6)
       Tax positions related to the prior years:
          Gross additions...........................   9.6     --     --
          Gross reductions..........................    --     --   (1.7)
                                                     -----  -----  -----
       Balance as of December 31.................... $15.0  $ 5.4  $ 7.1
                                                     =====  =====  =====

   The total amount of unrecognized tax benefits was $15.0 million as of December 31, 2017, which if recognized would affect the effective rate on operations by $10.0 million. We believe that it is reasonably possible that in 2018 due to the potential resolution of certain potential settlements and other administrative and statutory proceedings and limitations, up to approximately $14.3 million unrecognized tax benefits will be recognized.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2017, 2016 and 2015, we did not recognize any interest and penalties. We had no interest and penalties accrued as of December 31, 2017 and 2016.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years up through 2013. Any exposure with respect to these pre-2014 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations.

   Due to the complexities involved in accounting for the recently enacted TCJA, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, which requires companies to include in its financial statements a reasonable estimate of the impact of the TCJA on earnings to the extent such reasonable estimate has been determined. For specific effects of the TCJA for which a reasonable estimate cannot be made, SAB 118 provides that no amount should be recorded as a provisional amount in current year earnings and companies should continue to apply the tax law in effect just before the enactment date of the TCJA on December 22, 2017.

   Accordingly, we recorded the following reasonable estimates of the tax impact in our earnings for the year ended December 31, 2017. These amounts are considered to be provisional as we continue to assess available tax methods and elections and refine our computations and estimates.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Deferred tax assets and liabilities

   We remeasured certain deferred tax assets and liabilities based on the federal rate at which they are expected to reverse in the future, which is generally 21%. However, the Internal Revenue Service has indicated that additional guidance will be forthcoming with respect to several technical areas within the TCJA, which could affect the measurement of these balances or potentially give rise to new deferred tax amounts. The provisional amount recorded in 2017 that related to the re-measurement of our deferred tax assets and liabilities was a tax benefit of $349.7 million.

   Insurance reserve transition adjustment

   We have recorded a provisional reclassification in deferred tax liabilities in the amount of $93.1 million related to the transition adjustment required under the TCJA with respect to the life insurance policyholder reserves. Under the TCJA this transition adjustment is to be taken into account ratably over eight taxable years. This provisional amount had no impact on income (loss), however, the reclassification amount may change as we continue to refine our insurance reserve calculations and apply the new reserving rules under the TCJA on a product level basis. Future changes similarly are not expected to have an impact on income (loss).

   Further regulatory guidance related to the TCJA is expected to be issued in 2018 which may result in changes to our current estimates. Any revisions to the estimated impacts of the TCJA will be recorded when the computations are complete and will be reflected in our year ended December 31, 2018 financial statements.

(12) Supplemental Cash Flow Information

   Net cash paid for taxes was $16.8 million, $132.7 million and $48.5 million for the years ended December 31, 2017, 2016 and 2015, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $10.8 million, $54.5 million and $81.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   For a discussion of capital contributions and related transactions, see notes 11 and 16. For information regarding non-cash transactions related to reinsurance transactions with related parties, see note 7.

(13) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $68.9 million, $103.4 million and $150.3 million for the years ended December 31, 2017, 2016 and 2015, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $14.1 million, $25.2 million and $28.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $17.2 million, $14.9 million and $15.9 million to Genworth in 2017, 2016 and 2015, respectively, for investment-related

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

services. We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2017, 2016 and 2015, we incurred no interest expense under this agreement. For the years ended December 31, 2017, 2016 and 2015, we paid interest at the cost of funds to GNA, which was 0.3% for each year. In addition, as of December 31, 2017 and 2016, there were no borrowings under this agreement. Genworth Holdings owed us $0.5 million as of December 31, 2017 and 2016, which was included in other assets in the consolidated balance sheet for each year. GNA also owed us $10.8 million and $9.3 million as of December 31, 2017 and 2016, respectively, which was also included in other assets in the consolidated balance sheet. Amounts recognized as interest income related to these intercompany loans during 2017 and 2016 were not significant.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the year ended December 31, 2017, we recorded $2.5 million in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the years ended December 31, 2016 and 2015, we recorded $0.5 million and $24.5 million, respectively, in retained earnings related to losses associated with the sale of securities to affiliates.

   Newco, our direct wholly-owned subsidiary, is a real estate company which owns several buildings and land in Virginia. During 2017 and 2016, Newco leased buildings to affiliates and we recognized $4.5 million in rental income related to these lease arrangements.

   See note 7 for additional information related to reinsurance transactions with related parties.

(14) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, short-term investments, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Primarily represents limited partnerships accounted for under the cost method. Limited partnerships are valued based on comparable market transactions, discounted future cash flows, quoted

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

market prices and/or estimates using the most recent data available for the underlying instrument. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                      2017
                     -                       ------------------------------------------------------
                                                                             Fair value
                                             Notional    Carrying ---------------------------------
(Amounts in millions)                         amount      amount   Total   Level 1 Level 2 Level 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,774.6 $1,835.8   $--    $ --   $1,835.8
   Other invested assets....................     /(1)/        6.2      9.2    --      --        9.2
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/      310.6    201.0    --      --      201.0
   Investment contracts.....................     /(1)/    5,427.6  5,671.0    --     4.9    5,666.1
Other firm commitments:
   Commitments to fund limited partnerships.    6.0            --       --    --      --         --
   Ordinary course of business lending
     commitments............................   29.5            --       --    --      --         --

                                                                      2016
                                             ------------------------------------------------------
                                                                             Fair value
                                             Notional    Carrying ---------------------------------
(Amounts in millions)                         amount      amount   Total   Level 1 Level 2 Level 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................   $ /(1)/   $1,623.1 $1,654.3   $--    $ --   $1,654.3
   Other invested assets....................     /(1)/       17.1     19.5    --     8.5       11.0
Liabilities:
   Non-recourse funding obligations/(2)/....     /(1)/      310.4    185.7    --      --      185.7
   Investment contracts.....................     /(1)/    5,741.9  6,033.7    --     5.1    6,028.6
Other firm commitments:
   Commitments to fund limited partnerships.    6.0            --       --    --      --         --
   Ordinary course of business lending
     commitments............................   35.0            --       --    --      --         --

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10 for additional information related to borrowings.

   Recurring Fair Value Measurements

   We have fixed maturity, short-term investments, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, short-term investments, equity and trading securities

   The fair value of fixed maturity, short-term investments, equity and trading securities are estimated primarily based on information derived from third-party pricing services ("pricing services"), internal models and/or broker quotes, which use a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information. In general, a market approach is utilized if there is readily available and relevant market activity for an individual security. In certain cases where market information is not available for a specific security but is available for similar securities, a security is valued using that market information for similar securities, which is also a market approach. When market information is not available for a specific security or is available but such information is less relevant or reliable, an income approach or a combination of a market and income approach is utilized. For securities with optionality, such as call or prepayment features (including mortgage-backed or asset-backed securities), an income approach may be used. In addition, a combination of the results from market and income approaches may be used to estimate fair value. These valuation techniques may change from period to period, based on the relevance and availability of market data.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from pricing services as well as broker quotes in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes to be of high quality, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We evaluate changes in fair value that are greater than certain pre-defined thresholds each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed. A pricing committee provides additional oversight and guidance in the evaluation and review of the pricing methodologies used to value our investment portfolio.

   In general, we first obtain valuations from pricing services. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. If prices are unavailable from public pricing services we obtain broker quotes. For all

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. Additionally, on a monthly basis we review a sample of securities, examining the pricing service's assumptions to determine if we agree with the service's derived price. When available, we also evaluate the prices sampled as compared to other public prices. If a variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an income approach where we obtain public bond spreads and utilize those in an internal model to determine fair value. Other inputs to the model include rating and weighted-average life, as well as sector which is used to assign the spread. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. We utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction and value all private fixed maturity securities at par that have less than 12 months to maturity. When a security does not have an external rating, we assign the security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. To evaluate the reasonableness of the internal model, we review a sample of private fixed maturity securities each month. In that review we compare the modeled prices to the prices of similar public securities in conjunction with analysis on current market indicators. If a pricing variance greater than a pre-defined threshold is noted, additional review of the price is executed to ensure accuracy. At the end of each month, all internally modeled prices are compared to the prior month prices with an evaluation of all securities with a month-over-month change greater than a pre-defined threshold. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized, liquidity premiums applied, and whether external ratings are available for our private placements to determine whether the spreads utilized would be considered observable inputs. We classify private securities without an external rating and public bond spread as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities.

   For broker quotes, we consider the valuation methodology utilized by the third party and analyze a sample each month to assess reasonableness given then-current market conditions. Additionally, for broker quotes on certain structured securities, we validate prices received against other publicly available pricing sources. Broker quotes are typically based on an income approach given the lack of available market data. As the valuation typically includes significant unobservable inputs, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we determine fair value using an income approach. We analyze a sample each month to assess reasonableness given then-current market conditions. We maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   A summary of the inputs used for our fixed maturity, short-term investments, equity and trading securities based on the level in which instruments are classified is included below. We have combined certain classes of instruments together as the nature of the inputs is similar.

Level 1 measurements

   Equity securities. The primary inputs to the valuation of exchange-traded equity securities include quoted prices for the identical instrument.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

Level 2 measurements

   Fixed maturity securities

  . Third-party pricing services: In estimating the fair value of fixed maturity securities, approximately 87.7% of our portfolio is priced using third-party pricing sources. These pricing services utilize industry-standard valuation techniques that include market-based approaches, income-based approaches, a combination of market-based and income-based approaches or other proprietary, internally generated models as part of the valuation processes. These third-party pricing vendors maximize the use of publicly available data inputs to generate valuations for each asset class. Priority and type of inputs used may change frequently as certain inputs may be more direct drivers of valuation at the time of pricing. Examples of significant inputs incorporated by third-party pricing services may include sector and issuer spreads, seasoning, capital structure, security optionality, collateral data, prepayment assumptions, default assumptions, delinquencies, debt covenants, benchmark yields, trade data, dealer quotes, credit ratings, maturity and weighted-average life. We conduct regular meetings with our third-party pricing services for the purpose of understanding the methodologies, techniques and inputs used by the third-party pricing providers.

   The following table presents a summary of the significant inputs used by our third-party pricing services for certain fair value measurements of fixed maturity securities that are classified as Level 2 as of December 31, 2017:

(Amounts in millions)                  Fair value          Primary methodologies                   Significant inputs
---------------------                  ----------  -------------------------------------  -------------------------------------
                                                                                          Bid side prices, trade prices, Option
                                                                                          Adjusted Spread ("OAS") to swap
                                                                                          curve, Bond Market Association OAS,
U.S. government, agencies and                      Price quotes from trading desk,        Treasury Curve, Agency Bullet Curve,
 government-sponsored enterprises.....  $880.1     broker feeds                           maturity to issuer spread
--------------------------------------------------------------------------------------------------------------------------------
                                                   Multi-dimensional attribute-based      Trade prices, material event notices,
                                                   modeling systems, third-party pricing  Municipal Market Data benchmark
State and political subdivisions......  $704.6     vendors                                yields, broker quotes
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Matrix pricing, spread priced to       bid-offer spread, market research
                                                   benchmark curves, price quotes from    publications, third-party pricing
Non-U.S. government...................  $167.2     market makers                          sources
--------------------------------------------------------------------------------------------------------------------------------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

(Amounts in millions)                  Fair value          Primary methodologies                   Significant inputs
---------------------                  ----------  -------------------------------------  -------------------------------------
                                                                                          Bid side prices to Treasury Curve,
                                                                                          Issuer Curve, which includes sector,
                                                                                          quality, duration, OAS percentage and
                                                   Multi-dimensional attribute-based      change for spread matrix, trade
                                                   modeling systems, broker quotes,       prices, comparative transactions,
                                                   price quotes from market makers,       Trade Reporting and Compliance Engine
U.S. corporate........................ $5,275.3    internal models, OAS-based models      ("TRACE") reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Benchmark yields, trade prices,
                                                                                          broker quotes, comparative
                                                                                          transactions, issuer spreads,
                                                   Multi-dimensional attribute-based      bid-offer spread, market research
                                                   modeling systems, OAS-based models,    publications, third-party pricing
Non-U.S. corporate.................... $1,740.0    price quotes from market makers        sources
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Prepayment and default assumptions,
                                                                                          aggregation of bonds with similar
                                                                                          characteristics, including collateral
                                                                                          type, vintage, tranche type,
                                                                                          weighted-average life,
                                                   OAS-based models, To Be Announced      weighted-average loan age, issuer
                                                   pricing models, single factor          program and delinquency ratio, pay up
Residential mortgage-backed........... $1,178.3    binomial models, internally priced     and pay down factors, TRACE reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Credit risk, interest rate risk,
                                                                                          prepayment speeds, new issue data,
                                                                                          collateral performance, origination
                                                                                          year, tranche type, original credit
                                                   Multi-dimensional attribute-based      ratings, weighted-average life, cash
                                                   modeling systems, pricing matrix,      flows, spreads derived from broker
                                                   spread matrix priced to swap curves,   quotes, bid side prices, spreads to
                                                   Trepp commercial mortgage-backed       daily updated swaps curves, TRACE
Commercial mortgage-backed............   $951.2    securities analytics model             reports
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          Spreads to daily updated swaps
                                                                                          curves, spreads derived from trade
                                                                                          prices and broker quotes, bid side
                                                                                          prices, new issue data, collateral
                                                                                          performance, analysis of prepayment
                                                   Multi-dimensional attribute-based      speeds, cash flows, collateral loss
                                                   modeling systems, spread matrix        analytics, historical issue analysis,
                                                   priced to swap curves, price quotes    trade data from market makers, TRACE
Other asset-backed....................   $537.1    from market makers, internal models    reports
--------------------------------------------------------------------------------------------------------------------------------

  . Internal models: A portion of our non-U.S. government, U.S. corporate and non-U.S. corporate securities are valued using internal models. The fair value of these fixed maturity securities were $10.7 million, $365.1 million and $156.6 million, respectively, as of December 31, 2017. Internally modeled securities are primarily private fixed maturity securities where we use market observable inputs such as an interest rate yield curve, published credit spreads for similar securities based on the external ratings of the instrument and related industry sector of the issuer. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps and liquidity premiums are established using inputs from market participants.

   Equity securities. The primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Securities lending collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Short-term investments

   Short-term investments primarily include commercial paper and other highly liquid debt instruments and are classified as Level 2. We determine fair value after considering prices obtained by third-party pricing services.

Level 3 measurements

   Fixed maturity securities

  . Internal models: A portion of our U.S. corporate, non-U.S. corporate, residential mortgage-backed and other asset-backed securities are valued using internal models. The primary inputs to the valuation of the bond population include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, duration, call provisions, issuer rating, benchmark yields and credit spreads. Certain private fixed maturity securities are valued using an internal model using market observable inputs such as interest rate yield curve, as well as published credit spreads for similar securities where there are no external ratings of the instrument and include a significant unobservable input. Additionally, we may apply certain price caps and liquidity premiums in the valuation of private fixed maturity securities. Price caps are established using inputs from market participants. For structured securities, the primary inputs to the valuation include quoted prices for identical assets, or similar assets in markets that are not active, contractual cash flows, weighted-average coupon, weighted-average maturity, issuer rating, structure of the security, expected prepayment speeds and volumes, collateral type, current and forecasted loss severity, average delinquency rates, vintage of the loans, geographic region, debt service coverage ratios, payment priority with the tranche, benchmark yields and credit spreads. The fair value of our Level 3 fixed maturity securities priced using internal models was $910.3 million as of December 31, 2017.

  . Broker quotes: A portion of our U.S. corporate, non-U.S. corporate, residential mortgage-backed, commercial mortgage-backed and other asset-backed securities are valued using broker quotes. Broker quotes are obtained from third-party providers that have current market knowledge to provide a reasonable price for securities not routinely priced by third-party pricing services. Brokers utilized for valuation of assets are reviewed annually. The fair value of our Level 3 fixed maturity securities priced by broker quotes was $158.5 million as of December 31, 2017.

   Equity securities. The primary inputs to the valuation include broker quotes where the underlying inputs are unobservable and for internal models, structure of the security and issuer rating.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2017 and 2016, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $53.6 million and $62.1 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Fixed index annuity embedded derivatives

   We have fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

   Indexed universal life embedded derivatives

   We have indexed universal life products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we have not recorded any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rates, equity index volatility, equity index, and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3. Genworth Holdings, Inc. provides a limited guarantee to Rivermont I, our wholly-owned subsidiary, whereby Rivermont I is guaranteed to receive a prescribed rate of return on its modified coinsurance agreement assets held by GLAIC. This limited guarantee is accounted for as a derivative that does not qualify for hedge accounting and is carried at fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables set forth our assets by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                                         2017
                                                                       -----------------------------------------
(Amounts in millions)                                                    Total     Level 1   Level 2    Level 3
---------------------                                                  ---------- --------- ---------- ---------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $    880.1 $      -- $    880.1 $      --
          State and political subdivisions............................      704.6        --      704.6        --
          Non-U.S. government.........................................      177.9        --      177.9        --
          U.S. corporate:
             Utilities................................................    1,198.7        --      962.4     236.3
             Energy...................................................      630.4        --      599.1      31.3
             Finance and insurance....................................    1,259.8        --    1,066.2     193.6
             Consumer--non-cyclical...................................      906.6        --      892.9      13.7
             Technology and communications............................      583.5        --      583.5        --
             Industrial...............................................      305.3        --      305.3        --
             Capital goods............................................      566.1        --      538.4      27.7
             Consumer--cyclical.......................................      349.0        --      287.2      61.8
             Transportation...........................................      346.5        --      311.5      35.0
             Other....................................................      164.2        --       93.9      70.3
                                                                       ---------- --------- ---------- ---------
             Total U.S. corporate.....................................    6,310.1        --    5,640.4     669.7
                                                                       ---------- --------- ---------- ---------
          Non-U.S. corporate:
             Utilities................................................      149.9        --       66.6      83.3
             Energy...................................................      275.3        --      221.5      53.8
             Finance and insurance....................................      494.1        --      463.1      31.0
             Consumer--non-cyclical...................................      137.5        --       91.9      45.6
             Technology and communications............................      213.0        --      199.9      13.1
             Industrial...............................................      209.6        --      182.1      27.5
             Capital goods............................................      157.3        --      104.6      52.7
             Consumer--cyclical.......................................       56.3        --       52.4       3.9
             Transportation...........................................      154.3        --      125.7      28.6
             Other....................................................      389.7        --      388.8       0.9
                                                                       ---------- --------- ---------- ---------
             Total non-U.S. corporate.................................    2,237.0        --    1,896.6     340.4
                                                                       ---------- --------- ---------- ---------
          Residential mortgage-backed.................................    1,192.9        --    1,178.3      14.6
          Commercial mortgage-backed..................................      966.6        --      951.2      15.4
          Other asset-backed..........................................      565.8        --      537.1      28.7
                                                                       ---------- --------- ---------- ---------
          Total fixed maturity securities.............................   13,035.0        --   11,966.2   1,068.8
                                                                       ---------- --------- ---------- ---------
       Equity securities..............................................       64.2      32.0       16.3      15.9
                                                                       ---------- --------- ---------- ---------
       Other invested assets:
          Derivative assets:
             Equity index options.....................................       79.5        --         --      79.5
             Limited guarantee........................................        4.3        --         --       4.3
                                                                       ---------- --------- ---------- ---------
             Total derivative assets..................................       83.8        --         --      83.8
                                                                       ---------- --------- ---------- ---------
          Securities lending collateral...............................       43.5        --       43.5        --
          Short-term investments......................................       15.9        --       15.9        --
                                                                       ---------- --------- ---------- ---------
          Total other invested assets.................................      143.2        --       59.4      83.8
                                                                       ---------- --------- ---------- ---------
    Reinsurance recoverable/(1)/......................................       11.1        --         --      11.1
    Separate account assets...........................................    6,659.9   6,659.9         --        --
                                                                       ---------- --------- ---------- ---------
             Total assets............................................. $ 19,913.4 $ 6,691.9 $ 12,041.9 $ 1,179.6
                                                                       ========== ========= ========== =========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                                                                       2016
                                                                       -------------------------------------
(Amounts in millions)                                                    Total   Level 1   Level 2  Level 3
---------------------                                                  --------- -------- --------- --------
Assets
    Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-sponsored
           enterprises................................................ $   954.7 $     -- $   954.7 $     --
          State and political subdivisions............................     624.0       --     624.0       --
          Non-U.S.government..........................................     169.0       --     169.0       --
          U.S. corporate:
             Utilities................................................   1,067.6       --     822.4    245.2
             Energy...................................................     614.9       --     562.8     52.1
             Finance and insurance....................................   1,167.0       --     985.4    181.6
             Consumer--non-cyclical...................................     885.9       --     857.2     28.7
             Technology and communications............................     528.5       --     528.5       --
             Industrial...............................................     245.7       --     245.7       --
             Capital goods............................................     534.8       --     503.3     31.5
             Consumer--cyclical.......................................     339.3       --     270.2     69.1
             Transportation...........................................     321.6       --     263.3     58.3
             Other....................................................     163.1       --      90.3     72.8
                                                                       --------- -------- --------- --------
             Total U.S. corporate.....................................   5,868.4       --   5,129.1    739.3
                                                                       --------- -------- --------- --------
          Non-U.S. corporate:
             Utilities................................................     123.3       --      41.6     81.7
             Energy...................................................     246.7       --     193.8     52.9
             Finance and insurance....................................     399.5       --     354.6     44.9
             Consumer--non-cyclical...................................     133.6       --      88.3     45.3
             Technology and communications............................     188.9       --     176.4     12.5
             Industrial...............................................     189.8       --     173.5     16.3
             Capital goods............................................     118.3       --      69.3     49.0
             Consumer--cyclical.......................................      45.3       --      40.6      4.7
             Transportation...........................................     144.5       --     107.1     37.4
             Other....................................................     359.1       --     355.5      3.6
                                                                       --------- -------- --------- --------
             Total non-U.S. corporate.................................   1,949.0       --   1,600.7    348.3
                                                                       --------- -------- --------- --------
          Residential mortgage-backed.................................   1,267.3       --   1,263.2      4.1
          Commercial mortgage-backed..................................     825.2       --     815.6      9.6
          Other asset-backed..........................................     752.1       --     699.2     52.9
                                                                       --------- -------- --------- --------
          Total fixed maturity securities.............................  12,409.7       --  11,255.5  1,154.2
                                                                       --------- -------- --------- --------
       Equity securities..............................................      53.3     30.1       7.4     15.8
                                                                       --------- -------- --------- --------
       Other invested assets:
          Trading securities..........................................     259.1       --     259.1       --
          Derivative assets:
             Interest rate swaps......................................       0.2       --       0.2       --
             Equity index options.....................................      72.0       --        --     72.0
             Limited guarantee........................................       0.5       --        --      0.5
                                                                       --------- -------- --------- --------
             Total derivative assets..................................      72.7       --       0.2     72.5
                                                                       --------- -------- --------- --------
          Securities lending collateral...............................      89.0       --      89.0       --
                                                                       --------- -------- --------- --------
          Total other invested assets.................................     420.8       --     348.3     72.5
                                                                       --------- -------- --------- --------
    Reinsurance recoverable/(1)/......................................      13.3       --        --     13.3
    Separate account assets...........................................   6,704.4  6,704.4        --       --
                                                                       --------- -------- --------- --------
             Total assets............................................. $19,601.5 $6,734.5 $11,611.2 $1,255.8
                                                                       ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                   Total realized and
                                                   unrealized gains
                                                       (losses)
                                        Beginning  ----------------
                                         balance   Included
                                          as of     in net                                                     Transfer
                                        January 1,  income   Included                                            into
(Amounts in millions)                      2017     (loss)    in OCI  Purchases  Sales  Issuances Settlements Level 3/(1)/
---------------------                   ---------- --------  -------- --------- ------  --------- ----------- -----------
Fixed maturity securities:
   U.S. corporate:
         Utilities.....................  $  245.2   $   --    $ 6.6    $  6.0   $   --    $ --      $  (3.6)     $10.8
         Energy........................      52.1     (1.1)     0.6        --       --      --        (10.7)        --
         Finance and insurance.........     181.6       --      3.8      31.0     (7.0)     --        (23.8)       8.0
         Consumer--non-cyclical........      28.7       --      0.9        --       --      --           --         --
         Industrial....................        --       --      0.8      10.0       --      --           --         --
         Capital goods.................      31.5      0.2      1.2       4.0       --      --         (5.1)        --
         Consumer--cyclical............      69.1      0.1      3.1        --       --      --        (10.5)        --
         Transportation................      58.3       --      0.2        --       --      --         (1.8)        --
         Other.........................      72.8       --      1.2        --     (3.9)     --         (3.9)       4.1
                                         --------   ------    -----    ------   ------    ----      -------      -----
         Total U.S. corporate..........     739.3     (0.8)    18.4      51.0    (10.9)     --        (59.4)      22.9
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Non-U.S. corporate:
         Utilities.....................      81.7       --      1.5      10.0       --      --           --        0.8
         Energy........................      52.9       --      1.2        --       --      --         (0.3)        --
         Finance and insurance.........      44.9       --      0.4        --       --      --         (4.0)        --
         Consumer--non-cyclical........      45.3       --      1.1        --       --      --         (0.8)        --
         Technology and
          communications...............      12.5       --      0.6        --       --      --           --         --
         Industrial....................      16.3       --      0.7       4.0       --      --           --       10.7
         Capital goods.................      49.0       --      0.7       3.0       --      --           --         --
         Consumer--cyclical............       4.7       --     (0.1)       --       --      --         (0.7)        --
         Transportation................      37.4       --      0.5       6.0       --      --        (10.0)        --
         Other.........................       3.6     (1.5)     0.7        --     (1.9)     --           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
         Total non-U.S.
          corporate....................     348.3     (1.5)     7.3      23.0     (1.9)     --        (15.8)      11.5
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Residential mortgage-backed.........       4.1       --     (0.2)     15.1       --      --         (0.3)       4.9
   Commercial mortgage-backed..........       9.6     (0.9)     0.9      25.6       --      --           --         --
   Other asset-backed..................      52.9     (7.4)    10.1      27.8    (30.3)     --         (0.6)       4.0
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Total fixed maturity securities.....   1,154.2    (10.6)    36.5     142.5    (43.1)     --        (76.1)      43.3
                                         --------   ------    -----    ------   ------    ----      -------      -----
Equity securities......................      15.8       --      0.1        --       --      --           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
Other invested assets:
   Derivative assets:
      Equity index options.............      72.0     57.4       --      72.0       --      --       (121.9)        --
      Limited guarantee................       0.5      3.8       --        --       --      --           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
      Total derivative assets..........      72.5     61.2       --      72.0       --      --       (121.9)        --
                                         --------   ------    -----    ------   ------    ----      -------      -----
   Total other invested assets.........      72.5     61.2       --      72.0       --      --       (121.9)        --
                                         --------   ------    -----    ------   ------    ----      -------      -----
Reinsurance recoverable/(2)/...........      13.3     (3.9)      --        --       --     1.7           --         --
                                         --------   ------    -----    ------   ------    ----      -------      -----
Total Level 3 assets...................  $1,255.8   $ 46.7    $36.6    $214.5   $(43.1)   $1.7      $(198.0)     $43.3
                                         ========   ======    =====    ======   ======    ====      =======      =====

                                                                  Total gains
                                                                    (losses)
                                                                  included in
                                                        Ending     net income
                                                       balance       (loss)
                                         Transfer       as of     attributable
                                          out of     December 31,  to assets
(Amounts in millions)                   Level 3/(1)/     2017      still held
---------------------                   -----------  ------------ ------------
Fixed maturity securities:
   U.S. corporate:
         Utilities.....................   $ (28.7)     $  236.3      $  --
         Energy........................      (9.6)         31.3         --
         Finance and insurance.........        --         193.6       (0.2)
         Consumer--non-cyclical........     (15.9)         13.7         --
         Industrial....................     (10.8)           --         --
         Capital goods.................      (4.1)         27.7        0.1
         Consumer--cyclical............        --          61.8         --
         Transportation................     (21.7)         35.0         --
         Other.........................        --          70.3         --
                                          -------      --------      -----
         Total U.S. corporate..........     (90.8)        669.7       (0.1)
                                          -------      --------      -----
   Non-U.S. corporate:
         Utilities.....................     (10.7)         83.3         --
         Energy........................        --          53.8         --
         Finance and insurance.........     (10.3)         31.0         --
         Consumer--non-cyclical........        --          45.6         --
         Technology and
          communications...............        --          13.1         --
         Industrial....................      (4.2)         27.5         --
         Capital goods.................        --          52.7         --
         Consumer--cyclical............        --           3.9         --
         Transportation................      (5.3)         28.6         --
         Other.........................        --           0.9         --
                                          -------      --------      -----
         Total non-U.S.
          corporate....................     (30.5)        340.4         --
                                          -------      --------      -----
   Residential mortgage-backed.........      (9.0)         14.6         --
   Commercial mortgage-backed..........     (19.8)         15.4         --
   Other asset-backed..................     (27.8)         28.7         --
                                          -------      --------      -----
   Total fixed maturity securities.....    (177.9)      1,068.8       (0.1)
                                          -------      --------      -----
Equity securities......................        --          15.9         --
                                          -------      --------      -----
Other invested assets:
   Derivative assets:
      Equity index options.............        --          79.5       36.3
      Limited guarantee................        --           4.3        3.8
                                          -------      --------      -----
      Total derivative assets..........        --          83.8       40.1
                                          -------      --------      -----
   Total other invested assets.........        --          83.8       40.1
                                          -------      --------      -----
Reinsurance recoverable/(2)/...........        --          11.1       (3.9)
                                          -------      --------      -----
Total Level 3 assets...................   $(177.9)     $1,179.6      $36.1
                                          =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                                      Total
                                                  realized and
                                                unrealized gains
                                                    (losses)
                                     Beginning  ----------------
                                      balance   Included
                                       as of     in net                                                     Transfer
                                     January 1,  income  Included                                             into
(Amounts in millions)                   2016     (loss)   in OCI  Purchases  Sales   Issuances Settlements Level 3/(1)/
---------------------                ---------- -------- -------- --------- -------  --------- ----------- -----------
Fixed maturity securities:
   U.S. corporate:
      Utilities.....................  $  203.3   $  --    $(1.7)   $ 57.5   $  (5.5)   $ --      $  (7.7)    $ 25.5
      Energy........................      72.2      --     (1.8)     10.0        --      --         (7.3)        --
      Finance and insurance.........     175.2     0.7     (2.1)     21.0      (5.0)     --         (8.1)      14.2
      Consumer--non-cyclical........      24.8      --      0.8       8.0      (4.9)     --           --         --
      Industrial....................       8.9     1.9      0.1        --        --      --        (10.9)        --
      Capital goods.................      35.8     0.4      0.7       8.7      (4.2)     --         (4.5)       0.7
      Consumer--cyclical............      86.5     1.8     (0.8)       --      (4.7)     --        (28.0)      14.3
      Transportation................      39.0      --     (2.4)     24.9        --      --         (3.2)        --
      Other.........................      68.8      --     (2.7)       --        --      --         (3.7)      14.0
                                      --------   -----    -----    ------   -------    ----      -------     ------
      Total U.S. corporate..........     714.5     4.8     (9.9)    130.1     (24.3)     --        (73.4)      68.7
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Non-U.S. corporate:
      Utilities.....................      65.9      --     (0.6)     21.5      (5.1)     --           --         --
      Energy........................      70.1      --      9.6        --     (16.0)     --        (10.8)        --
      Finance and insurance.........      55.9      --       --      10.0      (1.0)     --        (20.0)        --
      Consumer--non-cyclical........      35.4      --      1.5        --      (3.0)     --         (0.7)      12.1
      Technology and
       communications...............       7.5      --       --       7.0      (2.0)     --           --         --
      Industrial....................      30.0      --      2.1        --     (20.9)     --           --        5.1
      Capital goods.................      65.4      --      1.1        --        --      --         (1.9)        --
      Consumer--cyclical............       5.2      --      0.1        --        --      --         (0.6)        --
      Transportation................      23.6      --     (1.7)      6.0        --      --           --        9.5
      Other.........................      27.6    (2.4)     1.5        --     (13.2)     --         (0.4)        --
                                      --------   -----    -----    ------   -------    ----      -------     ------
      Total non-U.S. corporate......     386.6    (2.4)    13.6      44.5     (61.2)     --        (34.4)      26.7
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Residential mortgage-backed......      30.1    (0.1)     0.3        --      (9.1)     --         (3.7)        --
   Commercial mortgage-backed.......       5.6      --     (1.6)      0.1        --      --         (2.5)      11.1
   Other asset-backed...............     388.6    (1.3)    (0.4)       --      (1.3)     --         (3.1)      14.6
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Total fixed maturity securities..   1,525.4     1.0      2.0     174.7     (95.9)     --       (117.1)     121.1
                                      --------   -----    -----    ------   -------    ----      -------     ------
Equity securities...................      15.8      --       --        --        --      --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
Other invested assets:
   Derivative assets:
    Equity index options............      28.3    11.5       --      64.5     (32.3)     --           --         --
    Limited guarantee...............       3.8    (3.3)      --        --        --      --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
    Total derivative assets.........      32.1     8.2       --      64.5     (32.3)     --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
   Total other invested assets......      32.1     8.2       --      64.5     (32.3)     --           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
Reinsurance recoverable/(2)/........      14.1    (2.6)      --        --        --     1.8           --         --
                                      --------   -----    -----    ------   -------    ----      -------     ------
Total Level 3 assets................  $1,587.4   $ 6.6    $ 2.0    $239.2   $(128.2)   $1.8      $(117.1)    $121.1
                                      ========   =====    =====    ======   =======    ====      =======     ======

                                                               Total gains
                                                                 (losses)
                                                               included in
                                                     Ending     net income
                                                    balance       (loss)
                                      Transfer       as of     attributable
                                       out of     December 31,  to assets
(Amounts in millions)                Level 3/(1)/     2016      still held
---------------------                -----------  ------------ ------------
Fixed maturity securities:
   U.S. corporate:
      Utilities.....................   $ (26.2)     $  245.2      $  --
      Energy........................     (21.0)         52.1         --
      Finance and insurance.........     (14.3)        181.6        0.2
      Consumer--non-cyclical........        --          28.7         --
      Industrial....................        --            --         --
      Capital goods.................      (6.1)         31.5        0.1
      Consumer--cyclical............        --          69.1         --
      Transportation................        --          58.3         --
      Other.........................      (3.6)         72.8         --
                                       -------      --------      -----
      Total U.S. corporate..........     (71.2)        739.3        0.3
                                       -------      --------      -----
   Non-U.S. corporate:
      Utilities.....................        --          81.7         --
      Energy........................        --          52.9         --
      Finance and insurance.........        --          44.9         --
      Consumer--non-cyclical........        --          45.3         --
      Technology and
       communications...............        --          12.5         --
      Industrial....................        --          16.3         --
      Capital goods.................     (15.6)         49.0         --
      Consumer--cyclical............        --           4.7         --
      Transportation................        --          37.4         --
      Other.........................      (9.5)          3.6       (0.3)
                                       -------      --------      -----
      Total non-U.S. corporate......     (25.1)        348.3       (0.3)
                                       -------      --------      -----
   Residential mortgage-backed......     (13.4)          4.1         --
   Commercial mortgage-backed.......      (3.1)          9.6         --
   Other asset-backed...............    (344.2)         52.9         --
                                       -------      --------      -----
   Total fixed maturity securities..    (457.0)      1,154.2         --
                                       -------      --------      -----
Equity securities...................        --          15.8         --
                                       -------      --------      -----
Other invested assets:
   Derivative assets:
    Equity index options............        --          72.0       12.5
    Limited guarantee...............        --           0.5       (3.3)
                                       -------      --------      -----
    Total derivative assets.........        --          72.5        9.2
                                       -------      --------      -----
   Total other invested assets......        --          72.5        9.2
                                       -------      --------      -----
Reinsurance recoverable/(2)/........        --          13.3       (2.6)
                                       -------      --------      -----
Total Level 3 assets................   $(457.0)     $1,255.8      $ 6.6
                                       =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities. Most significantly, the majority of the transfers out of Level 3 related to a reclassification of collateralized loan obligation securities previously valued using a broker priced source to now being valued using third-party pricing services.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                                      Total
                                                  realized and
                                                unrealized gains
                                                    (losses)
                                     Beginning  ----------------
                                      balance   Included
                                       as of     in net                                                     Transfer
                                     January 1,  income  Included                                             into
(Amounts in millions)                   2015     (loss)   in OCI  Purchases  Sales   Issuances Settlements Level 3/(1)/
---------------------                ---------- -------- -------- --------- -------  --------- ----------- -----------
Fixed maturity securities:
   State and politiical
    subdivisions....................  $    5.1   $   --   $   --   $   --   $    --    $ --      $    --     $   --
   U.S. corporate:
      Utilities.....................     199.3       --     (3.2)     9.0        --      --         (1.8)        --
      Energy........................      83.8       --     (3.4)      --      (4.1)     --         (4.1)        --
      Finance and insurance.........     117.5      0.5     (1.9)    35.0        --      --         (4.5)      36.6
      Consumer--non-cyclical........      46.8       --      0.1       --        --      --        (12.0)        --
      Industrial....................        --       --     (0.1)     9.0        --      --           --         --
      Capital goods.................      32.3      0.1     (1.6)     7.8      (2.8)     --           --         --
      Consumer--cyclical............     124.2       --     (4.8)    20.0        --      --         (4.9)       0.5
      Transportation................      68.4       --     (0.4)      --        --      --        (17.5)        --
      Other.........................      72.8       --     (0.7)      --        --      --         (3.3)        --
                                      --------   ------   ------   ------   -------    ----      -------     ------
      Total U.S. corporate..........     745.1      0.6    (16.0)    80.8      (6.9)     --        (48.1)      37.1
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Non-U.S. corporate:
      Utilities.....................      76.4       --     (0.5)    10.0        --      --        (20.0)        --
      Energy........................     101.6     (0.3)    (6.1)      --      (4.7)     --        (20.4)        --
      Finance and insurance.........      78.1      2.4     (1.7)      --        --      --        (21.4)        --
      Consumer--non-cyclical........      39.1       --     (2.0)     9.0        --      --        (10.7)        --
      Technology and
       communications...............        --       --     (0.5)     8.0        --      --           --         --
      Industrial....................      50.3       --     (1.0)     1.0        --      --         (4.0)        --
      Capital goods.................      72.6       --     (2.2)      --        --      --         (5.0)        --
      Consumer--cyclical............      15.8       --     (0.4)      --        --      --           --       15.0
      Transportation................      31.9       --     (0.3)      --        --      --         (8.0)        --
      Other.........................      27.6       --      0.7       --        --      --         (0.7)        --
                                      --------   ------   ------   ------   -------    ----      -------     ------
      Total non-U.S. corporate......     493.4      2.1    (14.0)    28.0      (4.7)     --        (90.2)      15.0
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Residential mortgage-backed......      12.9     (0.2)    (0.4)    13.8        --      --         (4.0)      18.0
   Commercial mortgage-backed.......       1.0       --     (0.4)     9.3        --      --         (0.8)      10.0
   Other asset-backed...............     553.4     (1.1)     1.8     54.0    (172.4)     --        (75.9)      74.9
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Total fixed maturity securities..   1,810.9      1.4    (29.0)   185.9    (184.0)     --       (219.0)     155.0
                                      --------   ------   ------   ------   -------    ----      -------     ------
Equity securities...................      15.9       --     (0.1)      --        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Other invested assets:
   Derivative assets:
    Equity index options............      14.3    (23.1)      --     37.1        --      --           --         --
    Limited guarantee...............       5.2     (1.4)      --       --        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
      Total derivative assets.......      19.5    (24.5)      --     37.1        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
   Total other invested assets......      19.5    (24.5)      --     37.1        --      --           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Reinsurance recoverable/(2)/........      10.9      1.2       --       --        --     2.0           --         --
                                      --------   ------   ------   ------   -------    ----      -------     ------
Total Level 3 assets................  $1,857.2   $(21.9)  $(29.1)  $223.0   $(184.0)   $2.0      $(219.0)    $155.0
                                      ========   ======   ======   ======   =======    ====      =======     ======

                                                               Total gains
                                                                 (losses)
                                                               included in
                                                     Ending     net income
                                                    balance       (loss)
                                      Transfer       as of     attributable
                                       out of     December 31,  to assets
(Amounts in millions)                Level 3/(1)/     2015      still held
---------------------                -----------  ------------ ------------
Fixed maturity securities:
   State and politiical
    subdivisions....................   $  (5.1)     $     --      $  --
   U.S. corporate:
      Utilities.....................        --         203.3         --
      Energy........................        --          72.2         --
      Finance and insurance.........      (8.0)        175.2        0.5
      Consumer--non-cyclical........     (10.1)         24.8         --
      Industrial....................        --           8.9         --
      Capital goods.................        --          35.8        0.1
      Consumer--cyclical............     (48.5)         86.5         --
      Transportation................     (11.5)         39.0         --
      Other.........................        --          68.8         --
                                       -------      --------      -----
      Total U.S. corporate..........     (78.1)        714.5        0.6
                                       -------      --------      -----
   Non-U.S. corporate:
      Utilities.....................        --          65.9         --
      Energy........................        --          70.1       (0.3)
      Finance and insurance.........      (1.5)         55.9         --
      Consumer--non-cyclical........        --          35.4         --
      Technology and
       communications...............        --           7.5         --
      Industrial....................     (16.3)         30.0         --
      Capital goods.................        --          65.4         --
      Consumer--cyclical............     (25.2)          5.2         --
      Transportation................        --          23.6         --
      Other.........................        --          27.6         --
                                       -------      --------      -----
      Total non-U.S. corporate......     (43.0)        386.6       (0.3)
                                       -------      --------      -----
   Residential mortgage-backed......     (10.0)         30.1       (0.2)
   Commercial mortgage-backed.......     (13.5)          5.6         --
   Other asset-backed...............     (46.1)        388.6       (1.6)
                                       -------      --------      -----
   Total fixed maturity securities..    (195.8)      1,525.4       (1.5)
                                       -------      --------      -----
Equity securities...................        --          15.8         --
                                       -------      --------      -----
Other invested assets:
   Derivative assets:
    Equity index options............        --          28.3       (2.6)
    Limited guarantee...............        --           3.8       (1.4)
                                       -------      --------      -----
      Total derivative assets.......        --          32.1       (4.0)
                                       -------      --------      -----
   Total other invested assets......        --          32.1       (4.0)
                                       -------      --------      -----
Reinsurance recoverable/(2)/........        --          14.1        1.2
                                       -------      --------      -----
Total Level 3 assets................   $(195.8)     $1,587.4      $(4.3)
                                       =======      ========      =====

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credit spreads, as well as changes in the industry sectors assigned to specific securities.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(Amounts in millions)                                                                   2017  2016  2015
---------------------                                                                  -----  ---- ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $(0.5) $4.7 $  4.1
   Net investment gains (losses)......................................................  47.2   1.9  (26.0)
                                                                                       -----  ---- ------
       Total.......................................................................... $46.7  $6.6 $(21.9)
                                                                                       =====  ==== ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $(0.1) $0.3 $  1.2
   Net investment gains (losses)......................................................  36.2   6.3   (5.5)
                                                                                       -----  ---- ------
       Total.......................................................................... $36.1  $6.6 $ (4.3)
                                                                                       =====  ==== ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following table presents a summary of the significant unobservable inputs used for certain asset fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2017:

                                         Valuation
(Amounts in millions)                    technique    Fair value Unobservable input      Range      Weighted-average
---------------------                 --------------- ---------- ------------------ --------------- ----------------
Assets
    Fixed maturity securities:
     U.S. corporate:
       Utilities..................... Internal models   $231.5     Credit spreads   63bps - 179bps       110bps
       Energy........................ Internal models      7.0     Credit spreads   75bps - 116bps       107bps
       Finance and insurance......... Internal models    177.0     Credit spreads   63bps - 196bps       135bps
       Consumer--non-cyclical........ Internal models     13.7     Credit spreads   97bps - 133bps       117bps
       Capital goods................. Internal models     27.7     Credit spreads   122bps - 183bps      146bps
       Consumer--cyclical............ Internal models     47.0     Credit spreads   75bps - 178bps       127bps
       Transportation................ Internal models     33.7     Credit spreads   57bps - 112bps        89bps
       Other......................... Internal models     61.7     Credit spreads    56bps - 89bps        64bps
                                                        ------
       Total U.S. corporate.......... Internal models   $599.3     Credit spreads   56bps - 196bps       114bps
--------------------------------------------------------------------------------------------------------------------
    Non-U.S. corporate:
       Utilities..................... Internal models   $ 83.3     Credit spreads    75bps - 138bps      104bps
       Energy........................ Internal models     44.3     Credit spreads    83bps - 130bps       95bps
       Finance and insurance......... Internal models     31.0     Credit spreads   91bps - 175bps       101bps
       Consumer--non-cyclical........ Internal models     34.1     Credit spreads   112bps - 135bps      128bps
       Technology and
        communications............... Internal models     13.1     Credit spreads   112bps - 213bps      157bps
       Industrial.................... Internal models     27.5     Credit spreads   94bps - 160bps       142bps
       Capital goods................. Internal models     38.2     Credit spreads   83bps - 172bps       110bps
       Consumer--cyclical............ Internal models      3.9     Credit spreads        83bps       Not applicable
       Transportation................ Internal models     18.8     Credit spreads   69bps - 178bps       103bps
       Other......................... Internal models      0.9     Credit spreads       217bps       Not applicable
                                                        ------
       Total non-U.S. corporate...... Internal models   $295.1     Credit spreads   69bps - 217bps       112bps
--------------------------------------------------------------------------------------------------------------------
    Derivative assets:
       Equity index options..........   Discounted                  Equity index
                                        cash flows      $ 79.5       volatility        6% - 30%            15%
--------------------------------------------------------------------------------------------------------------------

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   Certain classes of instruments classified as Level 3 are excluded above as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value.

   The following tables set forth our liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                     2017
                                                        ------------------------------
(Amounts in millions)                                   Total  Level 1 Level 2 Level 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $215.6   $--    $ --   $215.6
       Fixed index annuity embedded derivatives........  416.4    --      --    416.4
       Indexed universal life embedded derivatives.....   14.1    --      --     14.1
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  646.1    --      --    646.1
                                                        ------   ---    ----   ------
   Derivative liabilities:
       Equity return swaps.............................    2.0    --     2.0       --
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    2.0    --     2.0       --
                                                        ------   ---    ----   ------
          Total liabilities............................ $648.1   $--    $2.0   $646.1
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                     2016
                                                        ------------------------------
(Amounts in millions)                                   Total  Level 1 Level 2 Level 3
---------------------                                   ------ ------- ------- -------
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(1)/.................. $261.0   $--    $ --   $261.0
       Fixed index annuity embedded derivatives........  341.0    --      --    341.0
       Indexed universal life embedded derivatives.....   11.5    --      --     11.5
                                                        ------   ---    ----   ------
       Total policyholder account balances.............  613.5    --      --    613.5
                                                        ------   ---    ----   ------
   Derivative liabilities:
       Equity index options............................    1.1    --     1.1       --
                                                        ------   ---    ----   ------
       Total derivative liabilities....................    1.1    --     1.1       --
                                                        ------   ---    ----   ------
          Total liabilities............................ $614.6   $--    $1.1   $613.5
                                                        ======   ===    ====   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                           Total realized
                                           and unrealized
                                           (gains) losses
                               Beginning  -----------------                                                            Ending
                                balance   Included                                                                    balance
                                 as of     in net                                                 Transfer Transfer    as of
                               January 1, (income) Included                                         into    out of  December 31,
(Amounts in millions)             2017      loss    in OCI  Purchases Sales Issuances Settlements Level 3  Level 3      2017
---------------------          ---------- -------- -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $261.0    $(71.5)   $--       $--     $--    $26.1      $  --      $--      $--       $215.6
    Fixed index annuity
     embedded
     derivatives..............    341.0      83.7     --        --      --       --       (8.3)      --       --        416.4
    Indexed universal life
     embedded
     derivatives..............     11.5      (7.5)    --        --      --     10.1         --       --       --         14.1
                                 ------    ------    ---       ---     ---    -----      -----      ---      ---       ------
    Total policyholder
     account balances.........    613.5       4.7     --        --      --     36.2       (8.3)      --       --        646.1
                                 ------    ------    ---       ---     ---    -----      -----      ---      ---       ------
Total Level 3 liabilities.....   $613.5    $  4.7    $--       $--     $--    $36.2      $(8.3)     $--      $--       $646.1
                                 ======    ======    ===       ===     ===    =====      =====      ===      ===       ======

                               Total (gains)
                                   losses
                                included in
                                net (income)
                                    loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........     $(69.3)
    Fixed index annuity
     embedded
     derivatives..............       83.7
    Indexed universal life
     embedded
     derivatives..............       (7.5)
                                   ------
    Total policyholder
     account balances.........        6.9
                                   ------
Total Level 3 liabilities.....     $  6.9
                                   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                           Total realized
                                           and unrealized
                                           (gains) losses
                               Beginning  -----------------                                                             Ending
                                balance   Included                                                                     balance
                                 as of     in net                                                  Transfer Transfer    as of
                               January 1, (income) Included                                          into    out of  December 31,
(Amounts in millions)             2016      loss    in OCI  Purchases Sales  Issuances Settlements Level 3  Level 3      2016
---------------------          ---------- -------- -------- --------- -----  --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $305.1    $(71.1)   $--      $ --    $  --    $27.0     $   --      $--      $--       $261.0
    Fixed index annuity
     embedded
     derivatives..............    338.6      22.0     --        --       --     10.3      (29.9)      --       --        341.0
    Indexed universal life
     embedded
     derivatives..............     10.0      (9.7)    --        --       --     11.2         --       --       --         11.5
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
    Total policyholder
     account balances.........    653.7     (58.8)    --        --       --     48.5      (29.9)      --       --        613.5
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
Derivative liabilities:
    Equity index options......      0.3      (0.3)    --       0.1     (0.1)      --         --       --       --           --
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
    Total derivative
     liabilities..............      0.3      (0.3)    --       0.1     (0.1)      --         --       --       --           --
                                 ------    ------    ---      ----    -----    -----     ------      ---      ---       ------
Total Level 3 liabilities.....   $654.0    $(59.1)   $--      $0.1    $(0.1)   $48.5     $(29.9)     $--      $--       $613.5
                                 ======    ======    ===      ====    =====    =====     ======      ===      ===       ======

                               Total (gains)
                                   losses
                                included in
                                net (income)
                                    loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........     $(65.8)
    Fixed index annuity
     embedded
     derivatives..............       22.0
    Indexed universal life
     embedded
     derivatives..............       (9.7)
                                   ------
    Total policyholder
     account balances.........      (53.5)
                                   ------
Derivative liabilities:
    Equity index options......         --
                                   ------
    Total derivative
     liabilities..............         --
                                   ------
Total Level 3 liabilities.....     $(53.5)
                                   ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                           Total realized
                                           and unrealized
                                           (gains) losses
                               Beginning  -----------------                                                            Ending
                               balance as Included                                                                    balance
                                   of      in net                                                 Transfer Transfer    as of
                               January 1, (income) Included                                         into    out of  December 31,
(Amounts in millions)             2015      loss    in OCI  Purchases Sales Issuances Settlements Level 3  Level 3      2015
---------------------          ---------- -------- -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........   $251.7    $22.8     $--       $--     $--   $ 30.6      $  --      $--      $--       $305.1
    Fixed index annuity
     embedded
     derivatives..............    270.2      7.1      --        --      --     65.8       (4.5)      --       --        338.6
    Indexed universal life
     embedded
     derivatives..............      6.7     (6.5)     --        --      --      9.8         --       --       --         10.0
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
    Total policyholder
     account balances.........    528.6     23.4      --        --      --    106.2       (4.5)      --       --        653.7
Derivative liabilities:
    Equity index options......       --      0.5      --        --      --       --       (0.2)      --       --          0.3
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
    Total derivative
     liabilities..............       --      0.5      --        --      --       --       (0.2)      --       --          0.3
                                 ------    -----     ---       ---     ---   ------      -----      ---      ---       ------
Total Level 3 liabilities.....   $528.6    $23.9     $--       $--     $--   $106.2      $(4.7)     $--      $--       $654.0
                                 ======    =====     ===       ===     ===   ======      =====      ===      ===       ======

                               Total (gains)
                                   losses
                                included in
                                net (income)
                                    loss
                                attributable
                               to liabilities
(Amounts in millions)            still held
---------------------          --------------
Policyholder account
 balances:
    GMWB embedded
     derivatives/(1)/.........     $26.3
    Fixed index annuity
     embedded
     derivatives..............       7.1
    Indexed universal life
     embedded
     derivatives..............      (6.5)
                                   -----
    Total policyholder
     account balances.........      26.9
Derivative liabilities:
    Equity index options......       0.5
                                   -----
    Total derivative
     liabilities..............       0.5
                                   -----
Total Level 3 liabilities.....     $27.4
                                   =====

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(Amounts in millions)                                                                       2017  2016   2015
---------------------                                                                       ---- ------  -----
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $ -- $   --  $  --
   Net investment (gains) losses...........................................................  4.7  (59.1)  23.9
                                                                                            ---- ------  -----
       Total............................................................................... $4.7 $(59.1) $23.9
                                                                                            ==== ======  =====
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $ -- $   --  $  --
   Net investment (gains) losses...........................................................  6.9  (53.5)  27.4
                                                                                            ---- ------  -----
       Total............................................................................... $6.9 $(53.5) $27.4
                                                                                            ==== ======  =====

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances presented for GMWB embedded derivative liabilities are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance. Issuances for fixed index annuity and indexed universal life embedded

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

derivative liabilities represent the amount of the premium received that is attributed to the value of the embedded derivative. Settlements of embedded derivatives are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The following table presents a summary of the significant unobservable inputs used for certain liability fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2017:

                                                 Valuation
(Amounts in millions)                            technique    Fair value  Unobservable input       Range     Weighted-average
---------------------                         --------------- ---------- --------------------- ------------- ----------------
Liabilities
    Policyholder account balances:
                                                                              Withdrawal
                                                                              utilization
                                                                                 rate            40% - 84%          65%
                                                                              Lapse rate         --% - 8%           4%
                                                                            Non-performance
                                                                         risk (credit spreads) 19bps - 83bps       65bps
       GMWB embedded                          Stochastic cash                Equity index
        derivatives/(1)/.....................   flow model      $215.6        volatility         13% - 24%          20%
-----------------------------------------------------------------------------------------------------------------------------
       Fixed index annuity embedded            Option budget                Expected future
        derivatives..........................     method        $416.4     interest credited     --% - 2%           1%
-----------------------------------------------------------------------------------------------------------------------------
       Indexed universal life embedded         Option budget                Expected future
        derivatives..........................     method        $ 14.1     interest credited      3% - 8%           5%
-----------------------------------------------------------------------------------------------------------------------------

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

(15) Variable Interest and Securitization Entities

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE.

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   As a result of a clean-up call exercised on the securitization entities during 2016, we no longer have any exposure or guarantees associated with securitization entities as of December 31, 2017 and 2016.

   There has been no new asset securitization activity in 2017 or 2016.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


(16) Dividends and Capital Contributions

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2017, we are not able to distribute dividends in 2018 without obtaining regulatory approval. Based on statutory results as of December 31, 2017, we estimate our insurance subsidiaries could pay dividends of $6.0 million to us in 2018 without obtaining regulatory approval. However, our insurance subsidiaries may not pay dividends to us in 2018 at this level as they expect to retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $36.2 million (none of which were deemed "extraordinary") and $80.4 million (none of which were deemed "extraordinary") during 2017 and 2016, respectively. Our life insurance subsidiaries did not pay any dividends during 2015.

   In 2015, we declared and paid cash dividends of $40.5 million to GLIC.

   In 2015, we made cash capital contributions of $34.5 million to GLICNY.

(17) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis either prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholder's equity.

   Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by individual state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX and River Lake X were granted a permitted accounting practice from the State of Vermont to carry their excess of loss reinsurance agreements with The Canada Life Assurance Company and Hannover Life Reassurance Company Of America, respectively, as an admitted asset.

  . River Lake VII and River Lake VIII were granted a permitted accounting practice from the State of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the State of Delaware to carry its excess of loss reinsurance agreement with The Canada Life Assurance Company as an admitted asset.

   There was no impact from these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus as of December 31, 2017 and 2016. If permitted practices had not been used, no regulatory event would have been triggered.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   On March 23, 2018, River Lake IX and River Lake X were granted a new permitted accounting practice from the State of Vermont to carry their reserves on a basis similar to U.S. GAAP effective January 1, 2018.

   The tables below include the combined statutory net income (loss) and statutory capital and surplus for GLAIC and our U.S. domiciled insurance subsidiaries for the periods indicated:

                                                                   Years ended December 31,
                                                                   ------------------------
(Amounts in millions)                                               2017     2016     2015
---------------------                                              ------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $(32.7) $(276.2) $(284.5)
Captive life insurance subsidiaries...............................  (35.9)  (403.2)  (276.2)
                                                                   ------  -------  -------
   Combined statutory net loss.................................... $(68.6) $(679.4) $(560.7)
                                                                   ======  =======  =======

                                                                          As of December 31,
                                                                          -----------------
(Amounts in millions)                                                       2017      2016
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $1,348.6  $1,547.9

   The statutory net loss from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed by us. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net loss and distributable income (loss) of GLAIC and our life insurance subsidiaries are not affected by the statutory net loss of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $244.7 million and $274.1 million as of December 31, 2017 and 2016, respectively. Capital and surplus of our captive life reinsurance subsidiaries included surplus notes (non-recourse funding obligations) of Rivermont I as of December 31, 2017 and 2016, as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level of GLAIC and our subsidiaries. As of December 31, 2017 and 2016, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 427% and 564% of the company action level as of December 31, 2017 and 2016, respectively.

   As of December 31, 2017 and 2016, we established $294.8 million and $65.2 million, respectively, of additional statutory reserves resulting from updates to our universal and term universal life insurance products with secondary guarantees. In addition, we currently expect to record approximately $94.8 million of additional statutory reserves in 2018.

   As a result of its year end 2017 assets adequacy analysis, GLICNY, our New York insurance affiliate for which we have an investment in accounted for under the equity method of accounting, recorded an additional $188.0 million of statutory reserves in 2017. While current actuarial assumptions may change in response to future experience, GLICNY currently expects to record approximately $302.0 million of additional statutory

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015

reserves over the next two years. Among the current actuarial assumptions that may change is the amount of additional cash flow that may be recognized for asset adequacy analysis purposes attributable to certain pending rate increase requests filed with the New York State Department of Financial Services for its long-term care insurance business. Any future increases to reserves would impact our investment in GLICNY.

   Prior to its dissolution in 2016, River Lake IV also prepared financial statements in accordance with local regulatory requirements in Bermuda. Local statutory net income (loss) was $55.4 million and $(0.8) million for the years ended December 31, 2016 and 2015, respectively.

(18) Segment Information

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities. Our Runoff segment primarily includes variable annuities, variable life insurance, group variable annuities and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income (loss) represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2017:

                                                               U.S. Life           Corporate
(Amounts in millions)                                          Insurance   Runoff  and Other Consolidated
---------------------                                          ---------  -------- --------- ------------
Premiums...................................................... $   309.9  $    0.1  $    --   $   310.0
Net investment income.........................................     647.0      26.2      6.9       680.1
Net investment gains (losses).................................      10.1       8.1    (25.9)       (7.7)
Policy fees and other income..................................     583.3     125.2      4.5       713.0
                                                               ---------  --------  -------   ---------
   Total revenues.............................................   1,550.3     159.6    (14.5)    1,695.4
                                                               ---------  --------  -------   ---------
Benefits and other changes in policy reserves.................   1,087.7      20.1       --     1,107.8
Interest credited.............................................     275.1       5.2       --       280.3
Acquisition and operating expenses, net of deferrals..........     118.4      40.2      4.7       163.3
Amortization of deferred acquisition costs and intangibles....     195.9      26.7       --       222.6
Interest expense..............................................      12.8        --       --        12.8
                                                               ---------  --------  -------   ---------
   Total benefits and expenses................................   1,689.9      92.2      4.7     1,786.8
                                                               ---------  --------  -------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (139.6)     67.4    (19.2)      (91.4)
Provision (benefit) for income taxes..........................     (66.4)     18.9   (334.8)     (382.3)
                                                               ---------  --------  -------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................     (73.2)     48.5    315.6       290.9
Equity in net income of unconsolidated subsidiary.............        --        --     70.3        70.3
                                                               ---------  --------  -------   ---------
Net income (loss)............................................. $   (73.2) $   48.5  $ 385.9   $   361.2
                                                               =========  ========  =======   =========
Total assets.................................................. $23,990.8  $8,280.1  $ 871.7   $33,142.6
                                                               =========  ========  =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2016:

                                                               U.S. Life            Corporate
(Amounts in millions)                                          Insurance   Runoff   and Other Consolidated
---------------------                                          ---------  --------  --------- ------------
Premiums...................................................... $    13.2  $    0.4  $     --   $    13.6
Net investment income.........................................     655.8      21.7       9.0       686.5
Net investment gains (losses).................................      52.0     (10.6)    (14.5)       26.9
Policy fees and other income..................................   1,310.2     129.4       4.6     1,444.2
                                                               ---------  --------  --------   ---------
   Total revenues.............................................   2,031.2     140.9      (0.9)    2,171.2
                                                               ---------  --------  --------   ---------
Benefits and other changes in policy reserves.................   1,062.4      36.0        --     1,098.4
Interest credited.............................................     299.9       5.5        --       305.4
Acquisition and operating expenses, net of deferrals..........     493.9      43.6       5.1       542.6
Amortization of deferred acquisition costs and intangibles....     264.9      33.9        --       298.8
Interest expense..............................................      39.4        --      (0.2)       39.2
                                                               ---------  --------  --------   ---------
   Total benefits and expenses................................   2,160.5     119.0       4.9     2,284.4
                                                               ---------  --------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (129.3)     21.9      (5.8)     (113.2)
Provision (benefit) for income taxes..........................     (41.2)      2.8       3.8       (34.6)
                                                               ---------  --------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................     (88.1)     19.1      (9.6)      (78.6)
Equity in net income of unconsolidated subsidiary.............        --        --      37.5        37.5
                                                               ---------  --------  --------   ---------
Net income (loss)............................................. $   (88.1) $   19.1  $   27.9   $   (41.1)
                                                               =========  ========  ========   =========
Total assets.................................................. $23,549.9  $8,459.5  $1,229.2   $33,238.6
                                                               =========  ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2015:

                                                               U.S. Life         Corporate
(Amounts in millions)                                          Insurance Runoff  and Other Consolidated
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  539.4  $  1.5    $  --     $  540.9
Net investment income.........................................    685.8    18.7      1.9        706.4
Net investment gains (losses).................................     (7.5)  (69.8)     2.5        (74.8)
Policy fess and other income..................................    653.4   146.3      4.4        804.1
                                                               --------  ------    -----     --------
   Total revenues.............................................  1,871.1    96.7      8.8      1,976.6
                                                               --------  ------    -----     --------
Benefits and other changes in policy reserves.................  1,159.8    36.0       --      1,195.8
Interest credited.............................................    313.3     5.6       --        318.9
Acquisition and operating expenses, net of deferrals..........    219.4    49.3      6.1        274.8
Amortization of deferred acquisition costs and intangibles....    633.5    36.6       --        670.1
Interest expense..............................................     94.4      --       --         94.4
                                                               --------  ------    -----     --------
   Total benefits and expenses................................  2,420.4   127.5      6.1      2,554.0
                                                               --------  ------    -----     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................   (549.3)  (30.8)     2.7       (577.4)
Benefit for income taxes......................................   (193.9)  (15.8)    (1.5)      (211.2)
                                                               --------  ------    -----     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................   (355.4)  (15.0)     4.2       (366.2)
Equity in net income of unconsolidated subsidiary.............       --      --     18.4         18.4
                                                               --------  ------    -----     --------
Net income (loss)............................................. $ (355.4) $(15.0)   $22.6     $ (347.8)
                                                               ========  ======    =====     ========

(19) Commitments and Contingencies

   (a) Litigation and Regulatory Matters

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from GLAIC, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that GLAIC and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the court granted GLAIC's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. We intend to vigorously defend the dismissal of the action.

   The West Virginia treasurer's office sued GLIC, GLAIC as well as other life insurers licensed in West Virginia regarding alleged violations of unclaimed property requirements for West Virginia policies. GLIC and GLAIC elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, GLIC, GLAIC and GLICNY are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine GLAIC, GLIC and GLICNY and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.

   In April 2017, GLAIC was named as a defendant in a putative class action lawsuit captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the United States District Court for the Central District of California. Plaintiff alleges breach of contract and breach of the covenant of good faith and fair dealing based upon GLAIC's termination of plaintiff's life insurance policy for nonpayment of premium. Plaintiff alleges that the termination for nonpayment of premium failed to comply with certain notice requirements of the California Insurance Code and seeks certification as a California class action on behalf of all insureds and beneficiaries of life insurance policies issued or delivered by GLAIC in California before January 1, 2013 who lost either their coverage or their ability to make a claim because of the termination of their policies by GLAIC for nonpayment of premium, and further seeks unspecified damages, pre-judgment and post-judgment interest, punitive damages, fees, costs and such other relief as the court deems just and proper. On June 23, 2017, we filed a motion to dismiss the complaint. On
July 10, 2017, the plaintiff filed a notice of voluntary dismissal without prejudice. On July 12, 2017, the court ordered that this action and all claims therein, are dismissed in their entirety without prejudice. In August 2017, plaintiff re-filed a similar putative class action lawsuit, along with another plaintiff, Michael Torres, captioned Avazian, et al v. Genworth Life and Annuity Insurance Company, et al, in the Superior Court for the State of California, County of Los Angeles, naming GLAIC as a defendant. Plaintiffs allege similar causes of action as the previously dismissed lawsuit, and have added a claim for alleged violation of California Business and Professions Code. On August 31, 2017, we filed notice of the removal of this matter to the United States District Court for the Central District of California and on October 6, 2017, filed a motion to dismiss the complaint. On December 4, 2017, the court granted our motion to dismiss the complaint. In January 2018, the parties agreed in principle to resolve the case for a de minimis amount.

   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   (b) Commitments

   As of December 31, 2017, we were committed to fund $6.0 million in limited partnership investments and $29.5 million in private placement investments.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $244.8 million as of December 31, 2017.

(20) Investment in Unconsolidated Subsidiary

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2017 and 2016, the carrying value of our investment in GLICNY was $722.0 million and $672.4 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                            As of December 31,
                                            -------------------
                (Amounts in millions)         2017      2016
                ---------------------       --------- ---------
                Total assets............... $11,133.3 $11,762.3
                Total liabilities.......... $ 9,040.7 $ 9,813.3
                Total stockholders' equity. $ 2,092.6 $ 1,949.0

                                         Years ended December 31,
                                         ------------------------
                  (Amounts in millions)   2017     2016    2015
                  ---------------------   ------  ------  ------
                  Net investment income. $325.8   $326.8  $321.1
                  Total revenues........ $629.8   $635.2  $564.0
                  Net income............ $203.8   $108.7  $ 53.3

(21) Changes in Accumulated Other Comprehensive Income (Loss)

   The following tables show the changes in accumulated other comprehensive income (loss), net of taxes, by component as of and for the periods indicated:

                                              Net
                                           unrealized
                                           investment    Derivatives
                                             gains      qualifying as
   (Amounts in millions)                  (losses)/(1)/  hedges/(2)/   Total
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2017........    $242.1         $72.5     $314.6
      OCI before reclassifications.......      32.2           6.8       39.0
      Amounts reclassified from (to) OCI.      (4.2)         (1.4)      (5.6)
                                             ------         -----     ------
      Current period OCI.................      28.0           5.4       33.4
                                             ------         -----     ------
   Balances as of December 31, 2017......    $270.1         $77.9     $348.0
                                             ======         =====     ======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


                                              Net
                                           unrealized
                                           investment    Derivatives
                                             gains      qualifying as
   (Amounts in millions)                  (losses)/(1)/  hedges/(2)/   Total
   ---------------------                  ------------  ------------- ------
   Balances as of January 1, 2016........    $177.7         $68.3     $246.0
      OCI before reclassifications.......      64.2           6.0       70.2
      Amounts reclassified from (to) OCI.       0.2          (1.8)      (1.6)
                                             ------         -----     ------
      Current period OCI.................      64.4           4.2       68.6
                                             ------         -----     ------
   Balances as of December 31, 2016......    $242.1         $72.5     $314.6
                                             ======         =====     ======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

                                             Net
                                          unrealized
                                          investment    Derivatives
                                            gains      qualifying as
  (Amounts in millions)                  (losses)/(1)/  hedges/(2)/   Total
  ---------------------                  ------------  ------------- -------
  Balances as of January 1, 2015........   $ 400.6         $63.6     $ 464.2
     OCI before reclassifications.......    (216.2)          5.3      (210.9)
     Amounts reclassified from (to) OCI.      (6.7)         (0.6)       (7.3)
                                           -------         -----     -------
     Current period OCI.................    (222.9)          4.7      (218.2)
                                           -------         -----     -------
  Balances as of December 31, 2015......   $ 177.7         $68.3     $ 246.0
                                           =======         =====     =======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2017, 2016 and 2015


   The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

                                           Amount reclassified from accumulated
                                           other comprehensive income (loss)
                                           ------------------------------------
                                           Years ended December 31,                  Affected line item in the
                                           ------------------------------------       consolidated statements
(Amounts in millions)                       2017        2016        2015                   of operations
---------------------                        -----       -----       ------     -------------------------------------
Net unrealized investment (gains) losses:
   Unrealized (gains) losses on
     investments/(1)/..................... $(6.5)      $ 0.3       $(10.3)         Net investment (gains) losses
   (Provision) benefit for income taxes...   2.3        (0.1)         3.6       (Provision) benefit for income taxes
                                             -----       -----       ------
   Total.................................. $(4.2)      $ 0.2       $ (6.7)
                                             =====       =====       ======
Derivatives qualifying as hedges:
   Investment in unconsolidated                                                       Equity in net income of
     subsidiary........................... $(2.3)      $(2.7)      $ (0.9)           unconsolidated subsidiary
   (Provision) benefit for income taxes...   0.9         0.9          0.3       (Provision) benefit for income taxes
                                             -----       -----       ------
   Total.................................. $(1.4)      $(1.8)      $ (0.6)
                                             =====       =====       ======

--------
/(1)/Amounts exclude adjustments to DAC, PVFP, sales inducements and benefit reserves.

(22) Sale of Business

   In 2016, Genworth completed the sale of its term life insurance new business platform to Pacific Life Insurance Company. The sale primarily included a building we owned in Lynchburg, Virginia and software. We received cash proceeds of $18.0 million and recorded a pre-tax gain of approximately
$1.0 million related to this sale.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)     Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the establishment of Separate Account 4.
            Previously filed on September 30, 1998 with Post-Effective Amendment
            No. 12 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
            & Annuity Separate Account 4. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-62695.

 (1)(b)     Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (1)(b)(i)  Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name GE Life & Annuity Separate
            Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (2)        Not Applicable.

 (3)(a)     Underwriting Agreement dated December 1, 2001 between The Life
            Insurance Company of Virginia and Capital Brokerage Corporation.
            Previously filed on September 16, 2002 with Post-Effective Amendment
            No. 24 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (3)(b)     Dealer Sales Agreement dated December 1, 2001. Previously filed on
            September 16, 2002 with Post-Effective Amendment No. 24 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(a)     Form of Contract.

 (4)(a)(i)  Contract Form P1143 4/94. Previously filed on September 30, 1998 with
            Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (4)(a)(ii) Contract Form P1150 10/98. Previously filed on September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)     Endorsements to Contract.

 (4)(b)(i)  IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to FormN-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (4)(b)(ii) Pension Endorsement. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (4)(b)(iii)  Section 403(b) Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)   Guaranteed Minimum Death Benefit Rider. Previously filed on May 1,
              1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(v)    Optional Death Benefit at Death of Annuitant Endorsement. Previously
              filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vi)   Endorsement for Waiver of Surrender Charges. Previously filed on July
              17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vii)  Death Benefit Available at Death of Annuitant Endorsement. Previously
              filed on April 30, 1999 with Pre-Effective Amendment No. 1 to Form
              N-4 for GE Life & Annuity Separate Account 4, Registration No.
              333-62695.

 (4)(b)(viii) Optional Enhanced Death Benefit Rider. Previously filed on September
              1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(ix)   Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)    Guaranteed Minimum Death Benefit Rider P5157 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xi)   Optional Death Benefit Rider P5158 12/00. Previously filed on
              February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xii)  Guaranteed Minimum Death Benefit Rider P5159 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xiii) Optional Death Benefit at Death of Annuitant Endorsement P5160 12/00.
              Previously filed on February 28, 2001 with Post-Effective Amendment
              No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

 (4)(b)(ivx)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
              April 30, 2001 with Post-Effective Amendment No. 22 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (5)(a)       Form of Application. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life and
              Annuity Insurance Company. Previously filed on January 3, 2006 with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)       By-Laws of Genworth Life and Annuity Insurance Company. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

 (7)          Reinsurance Agreements. Previously filed on April 30, 2004 with Post
              Effective Amendment No. 26 to Form N-4 for GE Life & Annuity Separate
              Account 4, Registration No. 333-76334.

 (8)(a)    Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(a)(i) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life and Annuity Insurance Company.
           Previously filed on April 25, 2008 with Post-Effective Amendment No.
           34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 12 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and GE Life and Annuity Assurance
           Company. Previously filed with Pre-Effective 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(c)    [Reserved.]

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 14 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-17428.

 (8)(f)(i) Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with initial filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-96513.

 (8)(g)    [Reserved.]

 (8)(h)    Participation Agreement between PBHG Insurance Series Fund, Inc. and
           The Life Insurance Company of Virginia. Previously filed on March 24,
           1997 with Post-Effective Amendment No. 6 to Form N-4 for GE Life &
           Annuity Separate 4, Registration No. 033-76334.

 (8)(i) Participation Agreement between Goldman Sachs Variable Series Funds and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Goldman Sachs
           Variable Insurance Trust and Genworth Life and Annuity Insurance
           Company. Previously filed on April 17, 2007 with Post-Effective
           Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 033-76334.

 (8)(j)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(k)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed with Post-Effective Amendment 24 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

 (8)(l)    Fund Participation Agreement between AllianceBernstein Variable
           Products Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 17, 2007 with
           Post-Effective Amendment No. 33 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (8)(m) Fund Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 17, 2007 with Post-Effective Amendment No.
           33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(n) Fund Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(n)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and PIMCO Variable Insurance Trust.
           Previously filed on April 17, 2007 with Post-Effective Amendment No.
           33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(o) Amendment to Fund Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(p)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 7, 2006 with
           Post-Effective Amendment No. 32 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (8)(q)    Form of Amendment to Fund Participation Agreement between Genworth
           Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April
           27, 2011 with Post-Effective Amendment No. 38 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consents of Independent Registered Public Accounting Firm. Filed herewith.

(11)       Not Applicable.

(12)       Not Applicable.

(13) Schedule Showing Computation for Performance Data. Previously filed on May 1, 1997 with Post-Effective Amendment No. 7 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 033-76334.

(14) Power of Attorney. Filed herewith.


Item 25.  Directors and Officers of the Depositor



David W. O'Leary          Director, President and Chief Executive Officer
Thomas J. McInerney(1)    Director, Chairperson of the Board and Senior Vice President
Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Jeffrey S. Wright         Senior Vice President and Chief Financial Officer
Matthew P. Keppler        Senior Vice President and Chief Actuary
Michael T. McGarry        Senior Vice President and Chief Information Officer
Elena K. Edwards          Senior Vice President
Kelly L. Groh(1)          Senior Vice President
Vincent L. Bodnar         Senior Vice President
Lawrence M. Nisenson      Senior Vice President
Angela R. Simmons         Vice President and Controller
John G. Apostle, II(1)    Vice President and Chief Compliance Officer
Lisa J. Baldyga(1)        Treasurer



   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contractowners


   As of March 22, 2018, there were 3,752 owners of Qualified Contracts and 6,045 owners of Non-Qualified Contracts.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance contracts issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, and Genworth Life & Annuity VA Separate Account 4.

   (b)




       Name                Address           Positions and Offices with Underwriter
       ----                 -------          --------------------------------------
Scott R. Reeks...... 6610 W. Broad St.     Director, Chairperson of the Board,
                     Richmond, VA 23230    President and Chief Executive Officer
Thomas E. Duffy..... 6610 W. Broad St.     Director and Vice President
                     Richmond, VA 23230
John G. Apostle, II. 6620 W. Broad St.     Director
                     Richmond, VA 23230
James J. Namorato... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                     Richmond, VA 23230    Officer
Vidal J. Torres, Jr. 6620 W. Broad St.     Vice President and Secretary
                     Richmond, VA 23230
Lisa J. Baldyga..... 6620 W. Broad St.     Vice President and Treasurer
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.     Financial & Operations Principal
                     Richmond, VA 23230

                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter        Commissions    on Redemption  Commissions Compensation
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     8.0%    $37.6 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company, 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) REPRESENTATIONS OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April 2018.



                                             GENWORTH LIFE & ANNUITY VA
                                             SEPARATE ACCOUNT 1   (REGISTRANT)

                                             By:    /S/  LANCE R. BERTHIAUME
                                                  ------------------------------
                                                       Lance R. Berthiaume
                                                         Vice President

                                             GENWORTH LIFE AND ANNUITY
                                               INSURANCE COMPANY (DEPOSITOR)

                                             By:    /S/  LANCE R. BERTHIAUME
                                                  ------------------------------
                                                       Lance R. Berthiaume
                                                         Vice President



   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



           Name                          Title                   Date
            ----                         -----                   ----

  /S/  DAVID W. O'LEARY*     Director, President and Chief  April 26, 2018
     David W. O'Leary          Executive Officer

 /S/  THOMAS J. MCINERNEY*   Director, Chairperson of the   April 26, 2018
    Thomas J. McInerney        Board and Senior Vice
                               President

/S/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice          April 26, 2018
   Daniel J. Sheehan, IV       President and Chief
                               Investment Officer

 /S/  GREGORY S. KARAWAN*    Director                       April 26, 2018
    Gregory S. Karawan

  /S/  JEFFREY S. WRIGHT*    Senior Vice President and      April 26, 2018
     Jeffrey S. Wright         Chief Financial Officer

  /S/  ANGELA R. SIMMONS*    Vice President and Controller  April 26, 2018
     Angela R. Simmons



*By:  /S/  LANCE R. BERTHIAUME  , pursuant to Power of                 April 26, 2018
        Lance R. Berthiaume       Attorney executed on March 29, 2018.